UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Brendan Hamill

ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 877-398-8461

Date of fiscal year end: November 30

Date of reporting period: December 1, 2025 – May 31, 2026

Item 1. Report to Stockholders.

(a)

Alerian MLP ETF	ALPS ETF TRUST
NYSE ARCA: AMLP	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about Alerian MLP ETF (the "Fund" or "AMLP") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/amlp. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alerian MLP ETF	$44	0.83%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	10 Year
Alerian MLP ETF - NAV	16.85%	17.53%	6.81%
Alerian MLP Infrastructure Index	21.93%	21.34%	9.09%
Alerian MLP Index	24.63%	21.74%	9.75%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.38%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$12,141,530,075
Number of Portfolio Holdings	13
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$48,020,281

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Plains All American Pipeline LP	12.69%
Western Midstream Partners LP	12.65%
Sunoco LP	12.42%
Energy Transfer LP	12.39%
Enterprise Products Partners LP	12.06%
MPLX LP	11.23%
Hess Midstream LP	8.85%
Cheniere Energy Partners LP	4.36%
USA Compression Partners LP	4.08%
Genesis Energy LP	3.00%
Total % of Top 10 Holdings	93.73%
Sector Allocation*

Pipeline Transportation | Petroleum	28.65%
Pipeline Transportation | Natural Gas	24.44%
Gathering + Processing	21.51%
Marketing & Distribution	16.96%
Liquefaction	4.36%
Compression	4.08%
Money Market Fund**	0.00%
Total	100.00%

*	% of Total Investments.
**	less than 0.005%

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/amlp.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-AMLP-053126

Alerian Energy Infrastructure ETF	ALPS ETF TRUST
NYSE ARCA: ENFR	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about Alerian Energy Infrastructure ETF (the "Fund" or "ENFR") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/enfr. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alerian Energy Infrastructure ETF	$19	0.35%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	10 Year
Alerian Energy Infrastructure ETF - NAV	25.40%	20.75%	11.96%
Alerian Midstream Energy Select Index	26.27%	21.61%	12.88%
Alerian MLP Index	24.63%	21.74%	9.75%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.38%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$460,716,957
Number of Portfolio Holdings	26
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$688,067

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Enbridge, Inc.	8.35%
Energy Transfer LP	7.95%
Enterprise Products Partners LP	7.15%
The Williams Cos., Inc.	6.07%
Targa Resources Corp.	5.30%
Plains GP Holdings LP	5.23%
TC Energy Corp.	5.22%
Pembina Pipeline Corp.	5.18%
DT Midstream, Inc.	5.11%
ONEOK, Inc.	4.89%
Total % of Top 10 Holdings	60.45%
Sector Allocation*

Pipeline Transportation | Natural Gas	35.97%
Pipeline Transportation | Petroleum	28.38%
Gathering + Processing	26.88%
Liquefaction	6.97%
Storage	1.67%
Money Market Fund	0.13%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/enfr.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-ENFR-053126

ALPS Active Equity Opportunity ETF	ALPS ETF TRUST
NYSE ARCA: RFFC	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS Active Equity Opportunity ETF (the "Fund" or "RFFC") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rffc. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Active Equity Opportunity ETF	$25	0.48%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	Since Inception^ (06/06/2016)
ALPS Active Equity Opportunity ETF - NAV	29.80%	12.56%	12.77%
S&P Composite 1500® Index	29.67%	13.60%	15.21%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.33%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

^

Effective June 1, 2023, RiverFront Investment Group, LLC ceased to serve as the Sub-Adviser to the RiverFront Dynamic US Flex-Cap ETF and ALPS Advisors, Inc. assumed all responsibility for selecting the investments of the Fund. In addition, the Fund changed its name from RiverFront Dynamic US Flex-Cap ETF to ALPS Active Equity Opportunity ETF and its principal investment strategies. Performance figures shown above for periods before June 1, 2023 represent performance of the Fund during the times when the Fund's investments were selected by RiverFront Investment Group, LLC.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$29,712,833
Number of Portfolio Holdings	59
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$66,426

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Alphabet, Inc.	5.40%
Microsoft Corp.	5.32%
Apple, Inc.	5.27%
NVIDIA Corp.	4.03%
Amazon.com, Inc.	3.96%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.87%
Caterpillar, Inc.	3.67%
Johnson & Johnson	3.42%
Lam Research Corp.	2.45%
Meta Platforms, Inc.	2.43%
Total % of Top 10 Holdings	39.82%
Sector Allocation*

Information Technology	32.28%
Industrials	11.95%
Health Care	11.49%
Financials	10.63%
Consumer Discretionary	9.11%
Communication Services	8.54%
Energy	4.73%
Consumer Staples	2.63%
Utilities	2.30%
Materials	2.23%
Real Estate	1.99%
Money Market Fund	2.12%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/rffc.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-RFFC-053126

ALPS Active REIT ETF	ALPS ETF TRUST
NASDAQ: REIT	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS Active REIT ETF (the "Fund" or "REIT") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/reit. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Active REIT ETF	$36	0.68%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)
	1 Year	Five Years	Since Inception (02/25/2021)
ALPS Active REIT ETF - NAV	14.79%	5.19%	7.29%
S&P United States REIT Index	17.29%	5.79%	7.85%
Bloomberg US 1000 Index‡	29.49%	13.32%	14.53%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$52,391,595
Number of Portfolio Holdings	30
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$161,657

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Equinix, Inc.	9.98%
Prologis, Inc.	9.25%
Welltower, Inc.	8.88%
Simon Property Group, Inc.	4.56%
Essex Property Trust, Inc.	4.23%
Host Hotels & Resorts, Inc.	3.59%
Public Storage	3.59%
AvalonBay Communities, Inc.	3.43%
CareTrust REIT, Inc.	3.29%
Sabra Health Care REIT, Inc.	3.24%
Total % of Top 10 Holdings	54.04%
REIT Sector Allocation*

Health Care REITs	16.94%
Data Center REITs	15.13%
Industrial REITs	14.21%
Retail REITs	12.37%
Multi-Family Residential REITs	7.66%
Diversified REITs	6.69%
Self-Storage REITs	5.98%
Single-Family Residential REITs	5.44%
Other Specialized REITs	5.16%
Hotel & Resort REITs	3.59%
Office REITs	3.37%
Telecom Tower REITs	2.14%
Money Market Fund	1.32%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/reit.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-REIT-053126

ALPS Equal Sector Weight ETF	ALPS ETF TRUST
NYSE ARCA: EQL	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS Equal Sector Weight ETF (the "Fund" or "EQL") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/eql. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Equal Sector Weight ETF	$10	0.19%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	10 Year
ALPS Equal Sector Weight ETF - NAV	20.43%	10.88%	12.61%
NYSE® Equal Sector Weight Index	20.67%	11.05%	12.78%
S&P 500® Index‡	29.78%	14.15%	15.65%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$735,724,791
Number of Portfolio Holdings	497
Portfolio Turnover Rate	116%
Total Advisory Fees Paid	$606,539

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Alphabet, Inc.	5.62%
Amazon.com, Inc.	3.92%
Exxon Mobil Corp.	2.45%
NVIDIA Corp.	2.24%
Apple, Inc.	2.07%
Linde PLC	2.01%
Meta Platforms, Inc.	1.88%
Tesla, Inc.	1.83%
Microsoft Corp.	1.49%
Chevron Corp.	1.47%
Total % of Top 10 Holdings	24.98%
Sector Allocation*

Information Technology	11.64%
Communication Services	9.61%
Consumer Discretionary	9.35%
Materials	9.05%
Financials	9.02%
Industrials	9.00%
Energy	8.58%
Real Estate	8.55%
Health Care	8.51%
Consumer Staples	8.41%
Utilities	8.25%
Money Market Fund	0.03%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/eql.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-EQL-053126

ALPS | BBH Intermediate Municipal Bond ETF (formerly, ALPS Intermediate Municipal Bond ETF)	ALPS ETF TRUST
NYSE ARCA: MNBD	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS | BBH Intermediate Municipal Bond ETF (the "Fund" or "MNBD") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/mnbd. You can also request this information by contacting us at 1-866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | BBH Intermediate Municipal Bond ETF	$24	0.48%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)

	1 Year	Since Inception (05/19/2022)
ALPS | BBH Intermediate Municipal Bond ETF - NAV	6.34%	4.62%
Bloomberg Municipal Bond 1-15 Year Blend Index	5.65%	3.61%
Bloomberg Municipal Bond Index‡	6.67%	3.75%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$55,788,451
Number of Portfolio Holdings	189
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$117,736

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Southeast Energy Authority A Cooperative District	3.13%
Orangeburg County School District	1.79%
United States Treasury Bill	2.85%
University of North Carolina at Chapel Hill	1.64%
South Carolina State Housing Finance & Development Authority	1.86%
Pennsylvania Turnpike Commission	1.56%
FHLMC Multifamily VRD Certificates	3.52%
Wyoming Community Development Authority	1.99%
North Carolina Housing Finance Agency	2.31%
Salt Verde Financial Corp.	2.13%
Total % of Top 10 Holdings	22.78%
Sector Allocation*

Revenue Bonds	79.45%
General Obligation Unltd	16.69%
Government	2.85%
General Obligation Ltd	0.90%
Money Market Fund	0.11%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PERIOD?

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/mnbd or upon request at 1-866-759-5679.

Name: Effective March 31, 2026, the Fund's name changed to the ALPS | BBH Intermediate Municipal Bond ETF (formerly, the ALPS Intermediate Municipal Bond ETF).

Advisory Fee Change: Effective March 31, 2026, the Fund's unitary management fee changed from 0.50% to 0.44% of average daily net assets of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/mnbd.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-MNBD-053126

ALPS Clean Energy ETF	ALPS ETF TRUST
NYSE ARCA: ACES	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS Clean Energy ETF (the "Fund" or "ACES") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/aces. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Clean Energy ETF	$31	0.55%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)

	1 Year	5 Year	Since Inception (06/28/2018)
ALPS Clean Energy ETF - NAV	72.90%	-8.73%	7.84%
CIBC Atlas Clean Energy Index	73.41%	-8.80%	8.05%
S&P 1000 Index	28.21%	7.44%	9.62%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.28%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$145,331,041
Number of Portfolio Holdings	37
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$322,099

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Enphase Energy, Inc.	6.53%
First Solar, Inc.	6.24%
Plug Power, Inc.	6.04%
Nextpower, Inc.	5.93%
Ormat Technologies, Inc.	4.84%
Brookfield Renewable Partners LP	4.68%
HA Sustainable Infrastructure Capital, Inc.	4.40%
Tesla, Inc.	4.23%
Northland Power, Inc.	4.20%
Sunrun, Inc.	4.18%
Total % of Top 10 Holdings	51.27%
Clean Energy Segment Allocation*

Solar	31.05%
Electric Vehicles	17.60%
Energy Management & Storage	14.55%
Wind	12.26%
Hydro/Geothermal	9.52%
Fuel Cell/Hydrogen	7.77%
Bioenergy	7.22%
Money Market Fund	0.03%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/aces.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-ACES-053126

ALPS Disruptive Technologies ETF	ALPS ETF TRUST
NYSE ARCA: DTEC	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS Disruptive Technologies ETF (the "Fund" or "DTEC") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/dtec. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Disruptive Technologies ETF	$25	0.50%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)

	1 Year	5 Year	Since Inception (12/28/2017)
ALPS Disruptive Technologies ETF - NAV	7.08%	1.99%	8.93%
Indxx Disruptive Technologies Index	7.41%	2.34%	9.27%
Morningstar Global Markets Index‡	30.30%	10.93%	11.29%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$74,424,377
Number of Portfolio Holdings	97
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$189,187

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

SolarEdge Technologies, Inc.	1.94%
Nebius Group NV	1.92%
Datadog, Inc.	1.74%
Palo Alto Networks, Inc.	1.67%
Crowdstrike Holdings, Inc.	1.65%
Fortinet, Inc.	1.63%
Okta, Inc.	1.56%
Rubrik, Inc.	1.45%
First Solar, Inc.	1.39%
Enlight Renewable Energy, Ltd.	1.39%
Total % of Top 10 Holdings	16.34%
Thematic Allocation*

Clean Energy & Smart Grid	10.93%
Internet of Things	10.58%
Robotics & Artificial Intelligence	10.50%
3D Printing	10.15%
Data & Analytics	9.54%
Cybersecurity	9.51%
Cloud Computing	8.86%
Mobile Payments	8.47%
FinTech	8.38%
Healthcare Innovation	6.34%
Technology	4.58%
Consumer, Non-cyclical	2.05%
Money Market Fund	0.11%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/dtec.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-DTEC-053126

ALPS Electrification Infrastructure ETF	ALPS ETF TRUST
NASDAQ: ELFY	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS Electrification Infrastructure ETF (the "Fund" or "ELFY") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/elfy. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment*
ALPS Electrification Infrastructure ETF	$28	0.50%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)

	1 Year	Since Inception (04/09/2025)
ALPS Electrification Infrastructure ETF - NAV	47.16%	56.84%
Ladenburg Thalmann Electrification Infrastructure Index	48.04%	57.74%
Bloomberg US 1000 Total Return Index‡	29.49%	35.08%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$202,884,154
Number of Portfolio Holdings	108
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$355,020

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Sterling Infrastructure, Inc.	1.74%
Vicor Corp.	1.65%
Bloom Energy Corp.	1.49%
Powell Industries, Inc.	1.36%
Enphase Energy, Inc.	1.32%
IES Holdings, Inc.	1.27%
First Solar, Inc.	1.27%
nVent Electric PLC	1.27%
Coherent Corp.	1.23%
Applied Optoelectronics, Inc.	1.22%
Total % of Top 10 Holdings	13.82%
Sector Allocation*

Industrials	34.93%
Utilities	32.38%
Information Technology	16.32%
Energy	12.15%
Materials	3.94%
Money Market Fund	0.28%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/elfy.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-ELFY-053126

ALPS Medical Breakthroughs ETF	ALPS ETF TRUST
NYSE ARCA: SBIO	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS Medical Breakthroughs ETF (the "Fund" or "SBIO") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/sbio. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Medical Breakthroughs ETF	$26	0.50%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)

	1 Year	5 Year	10 Year
ALPS Medical Breakthroughs ETF - NAV	87.52%	3.85%	8.81%
S-Network® Medical Breakthroughs Index	87.51%	4.19%	9.13%
NASDAQ Biotechnology Index	47.78%	5.50%	8.15%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.38%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$161,792,554
Number of Portfolio Holdings	82
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$339,330

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Alkermes PLC	4.48%
Kymera Therapeutics, Inc.	4.23%
Celcuity, Inc.	3.92%
Mirum Pharmaceuticals, Inc.	3.90%
Spyre Therapeutics, Inc.	3.68%
CG oncology, Inc.	3.35%
Apogee Therapeutics, Inc.	2.93%
Xenon Pharmaceuticals, Inc.	2.90%
Travere Therapeutics, Inc.	2.77%
Dianthus Therapeutics, Inc.	2.63%
Total % of Top 10 Holdings	34.79%
Sector Allocation*

Biotechnology	82.71%
Pharmaceuticals	16.69%
Health Care Providers & Services	0.36%
Health Care Equipment & Supplies	0.24%
Money Market Fund**	0.00%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).
**	Less than 0.005%

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/sbio.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-SBIO-053126

ALPS Nautilus SMR, Nuclear & Technology ETF	ALPS ETF TRUST
NYSE ARCA: SMRF	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS Nautilus SMR, Nuclear & Technology ETF (the "Fund" or "SMRF") for the period of February 18, 2026 (inception) to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/smrf. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Nautilus SMR, Nuclear & Technology ETF	$19^	0.65%*
*	Annualized
^	ALPS Nautilus SMR, Nuclear & Technology ETF commenced operations on February 18, 2026. Actual expenses on this Fund are equal to the Fund's annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days since the Fund launched (102) divided by 365.
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)
Since Inception (02/18/2026)
ALPS Nautilus SMR Nuclear & Technology ETF - NAV	10.63%
Nautilus SMR Nuclear & Technology Index	11.29%
Bloomberg World Large Mid & Small Cap Index‡	7.63%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$12,097,289
Number of Portfolio Holdings	72
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$13,615

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*^

Cameco Corp.	4.31%
NexGen Energy, Ltd.	4.24%
BWX Technologies, Inc.	4.24%
Oklo, Inc.	4.23%
Uranium Energy Corp.	4.01%
CGN Power Co., Ltd.	3.99%
GE Vernova, Inc.	3.82%
NAC Kazatomprom JSC	3.82%
NuScale Power Corp.	3.77%
Energy Fuels, Inc.	3.54%
Total % of Top 10 Holdings	39.97%
Sector Allocation*^

Uranium/Miners	37.39%
AI	23.19%
Nuclear Plant Ops/Construction/SMRs	20.42%
Nuclear Generation/Transmission	11.36%
Technology	6.92%
Money Market Fund	0.37%
Basic Materials	0.35%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).
^	Derivatives are not reflected in amounts reported.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/smrf.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-SMRF-053126

ALPS Sector Dividend Dogs ETF	ALPS ETF TRUST
NYSE ARCA: SDOG	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS Sector Dividend Dogs ETF (the "Fund" or "SDOG") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/sdog. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Sector Dividend Dogs ETF	$19	0.36%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)

	1 Year	5 Year	10 Year
ALPS Sector Dividend Dogs ETF - NAV	25.42%	8.84%	9.68%
S-Network® Sector Dividend Dogs Index	25.99%	9.22%	10.11%
S&P 500® Index‡	29.78%	14.15%	15.65%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$1,383,794,482
Number of Portfolio Holdings	50
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$2,380,187

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Hewlett Packard Enterprise Co.	3.78%
Texas Instruments, Inc.	3.03%
Microchip Technology, Inc.	2.89%
Ford Motor Co.	2.83%
HP, Inc.	2.70%
Best Buy Co., Inc.	2.36%
CVS Health Corp.	2.26%
T Rowe Price Group, Inc.	2.23%
KeyCorp	2.14%
Truist Financial Corp.	2.08%
Total % of Top 10 Holdings	26.30%
Sector Allocation*

Information Technology	14.20%
Consumer Discretionary	10.75%
Financials	10.56%
Health Care	9.78%
Consumer Staples	9.50%
Industrials	9.42%
Utilities	9.21%
Energy	9.04%
Materials	8.96%
Communication Services	8.42%
Money Market Fund	0.16%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/sdog.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-SDOG-053126

ALPS International Sector Dividend Dogs ETF	ALPS ETF TRUST
NYSE ARCA: IDOG	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS International Sector Dividend Dogs ETF (the "Fund" or "IDOG") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/idog. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS International Sector Dividend Dogs ETF	$27	0.50%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)

	1 Year	5 Year	10 Year
ALPS International Sector Dividend Dogs ETF - NAV	35.69%	13.57%	11.04%
S-Network® International Sector Dividend Dogs Index	36.21%	14.10%	11.47%
Morningstar Developed Markets ex-North America Index‡	23.88%	8.42%	9.14%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$543,793,069
Number of Portfolio Holdings	50
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$1,216,649

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Nokia Oyj	3.33%
Kyocera Corp.	2.59%
Banca Monte dei Paschi di Siena SpA	2.48%
BHP Group, Ltd.	2.42%
Banco BPM SpA	2.26%
Evolution AB	2.25%
Bank Polska Kasa Opieki SA	2.24%
Erste Bank Polska SA	2.17%
ORLEN SA	2.14%
Telefonaktiebolaget LM Ericsson	2.13%
Total % of Top 10 Holdings	24.01%
Sector Allocation*

Information Technology	11.66%
Financials	11.26%
Materials	10.18%
Energy	10.10%
Communication Services	9.81%
Industrials	9.60%
Consumer Discretionary	9.60%
Utilities	9.55%
Consumer Staples	9.10%
Health Care	8.88%
Money Market Fund	0.26%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/idog.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-IDOG-053126

ALPS Emerging Sector Dividend Dogs ETF	ALPS ETF TRUST
NYSE ARCA: EDOG	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS Emerging Sector Dividend Dogs ETF (the "Fund" or "EDOG") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/edog. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Emerging Sector Dividend Dogs ETF	$31	0.60%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)

	1 Year	5 Year	10 Year
ALPS Emerging Sector Dividend Dogs ETF - NAV	18.16%	5.60%	6.66%
S-Network® Emerging Sector Dividend Dogs Index	18.16%	5.87%	7.28%
Morningstar Emerging Markets Index‡	49.19%	7.64%	10.75%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$29,540,180
Number of Portfolio Holdings	48
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$85,619

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Wipro, Ltd.	5.30%
Infosys, Ltd.	4.84%
Richter Gedeon Nyrt	4.15%
Dr Reddy's Laboratories, Ltd.	3.26%
Bangkok Dusit Medical Services PCL	3.25%
Magyar Telekom Telecommunications PLC	2.96%
Grupo Mexico SAB de CV	2.42%
Banco del Bajio SA	2.33%
Interconexion Electrica SA ESP	2.24%
BB Seguridade Participacoes SA	2.16%
Total % of Top 10 Holdings	32.91%
Sector Allocation*

Communication Services	10.77%
Health Care	10.66%
Information Technology	10.14%
Utilities	9.97%
Financials	9.87%
Consumer Staples	9.68%
Consumer Discretionary	9.65%
Energy	9.56%
Industrials	9.43%
Materials	8.21%
Building Materials	1.86%
Money Market Fund	0.20%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/edog.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-EDOG-053126

ALPS REIT Dividend Dogs ETF	ALPS ETF TRUST
NYSE ARCA: RDOG	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS REIT Dividend Dogs ETF (the "Fund" or "RDOG") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rdog. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS REIT Dividend Dogs ETF	$19	0.35%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)

	1 Year	5 Year	10 Year
ALPS REIT Dividend Dogs ETF - NAV	22.16%	3.08%	4.26%
S-Network® REIT Dividend Dogs Index**	22.62%	3.52%	-
S-Network® US Composite REIT Index***	13.68%	3.79%	6.35%
S-Network® REIT Dividend Dogs Index / S&P USA REIT Index*	22.62%	3.52%	4.78%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.38%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

*

The performance shown reflects a combination of the S-Network® REIT Dividend Dogs Index, and for periods prior to January 2, 2020, the S&P United States REIT Index. Prior to January 2, 2020, the Fund used a different underlying index than the S&P United States REIT Index. Therefore, the historical returns shown for the periods prior to January 2, 2020, are not necessarily indicative of the historical strategy of the Fund.

**	The Index commenced operations on October 29, 2019.
***	The Index commenced operations on February 12, 2016.
‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$11,181,780
Number of Portfolio Holdings	45
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$17,800

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Americold Realty Trust, Inc.	2.82%
Summit Hotel Properties, Inc.	2.82%
National Storage Affiliates Trust	2.76%
RLJ Lodging Trust	2.62%
Apple Hospitality REIT, Inc.	2.52%
AH Realty Trust, Inc.	2.49%
American Assets Trust, Inc.	2.49%
Sila Realty Trust, Inc.	2.47%
SL Green Realty Corp.	2.44%
Lineage, Inc.	2.44%
Total % of Top 10 Holdings	25.87%
Sector Allocation*

Hotel & Resort REITS	12.32%
Industrial REITs	11.76%
Office REITs	11.60%
Diversified REITS	11.28%
Health Care REITS	10.75%
Retail REITs	10.17%
Multi-Family Residential REITs	8.59%
Specialized REITs	7.66%
Technology REITs	4.21%
Telecom Tower REITs	4.18%
Self-Storage REITs	2.76%
Data Centers	2.21%
Single-Family Residential REITs	2.05%
Money Market Fund	0.46%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/rdog.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-RDOG-053126

ALPS | O'Shares U.S. Quality Dividend ETF	ALPS ETF TRUST
NYSE ARCA: OUSA	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS | O'Shares U.S. Quality Dividend ETF (the "Fund" or "OUSA") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ousa. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares U.S. Quality Dividend ETF	$24	0.48%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	10 Year
ALPS O'Shares U.S. Quality Dividend ETF - NAV	11.91%	9.06%	10.45%
O'Shares U.S. Quality Dividend Index*	12.51%	9.62%	11.01%
Morningstar US Large-Mid Cap Broad Value Index	28.34%	11.79%	12.80%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.38%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

*

The O'Shares U.S. Quality Dividend Index performance information reflects the blended performance of the FTSE USA Qual/Vol/Yield Factor 5% Capped Index through May 31, 2020 and the O'Shares U.S. Quality Dividend Index thereafter.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$742,954,765
Number of Portfolio Holdings	100
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$1,862,112

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Alphabet, Inc.	5.98%
Apple, Inc.	5.52%
Johnson & Johnson	5.06%
Visa, Inc.	4.64%
Cisco Systems, Inc.	4.47%
Microsoft Corp.	4.44%
Mastercard, Inc.	4.15%
Home Depot, Inc.	3.70%
McDonald's Corp.	3.43%
Merck & Co., Inc.	2.96%
Total % of Top 10 Holdings	44.35%
Sector Allocation*

Information Technology	24.34%
Financials	18.00%
Health Care	13.83%
Consumer Discretionary	12.94%
Industrials	12.64%
Communication Services	10.93%
Consumer Staples	7.26%
Money Market Fund	0.06%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/ousa.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-OUSA-053126

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	ALPS ETF TRUST
NYSE ARCA: OUSM	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF (the "Fund" or "OUSM") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ousm. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	$25	0.48%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	Since Inception (12/29/2016)
ALPS O'Shares U.S. Small-Cap Quality Dividend ETF - NAV	11.11%	7.37%	8.92%
O'Shares U.S. Small Cap Quality Dividend Index*	11.67%	7.90%	9.46%
Morningstar US Small-Cap Broad Value Extended Index	29.45%	6.85%	8.36%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.37%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

*

The O'Shares U.S. Small-Cap Quality Dividend Index performance information reflects the blended performance of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index through May 3, 2018, the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index from May 4, 2018 through May 31, 2020 and the O'Shares U.S. Small-Cap Quality Dividend Index thereafter.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$876,851,819
Number of Portfolio Holdings	108
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$2,167,514

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

TD SYNNEX Corp.	3.47%
Avnet, Inc.	3.25%
National HealthCare Corp.	3.23%
Royalty Pharma PLC	3.07%
Texas Roadhouse, Inc.	2.18%
Littelfuse, Inc.	2.17%
Lincoln Electric Holdings, Inc.	2.15%
Skyworks Solutions, Inc.	2.11%
Donaldson Co., Inc.	2.03%
SEI Investments Co.	2.02%
Total % of Top 10 Holdings	25.68%
Sector Allocation*

Industrials	23.13%
Financials	20.42%
Consumer Discretionary	18.27%
Information Technology	16.06%
Health Care	9.87%
Consumer Staples	4.46%
Utilities	4.24%
Communication Services	3.53%
Money Market Fund	0.02%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/ousm.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-OUSM-053126

ALPS | O'Shares Global Internet Giants ETF	ALPS ETF TRUST
NYSE ARCA: OGIG	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS | O'Shares Global Internet Giants ETF (the "Fund" or "OGIG") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ogig. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares Global Internet Giants ETF	$23	0.48%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	Since Inception (06/04/2018)
ALPS O'Shares Global Internet Giants ETF - NAV	-4.12%	-1.73%	8.65%
O'Shares Global Internet Giants Index	-3.66%	-1.25%	9.21%
NASDAQ 100 Index	43.09%	18.17%	20.86%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.00%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$115,114,015
Number of Portfolio Holdings	54
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$289,751

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Amazon.com, Inc.	6.93%
Alphabet, Inc.	6.72%
Microsoft Corp.	6.02%
Oracle Corp.	5.40%
Meta Platforms, Inc.	5.32%
Palantir Technologies, Inc.	3.61%
AppLovin Corp.	3.30%
Crowdstrike Holdings, Inc.	2.95%
Palo Alto Networks, Inc.	2.70%
Datadog, Inc.	2.38%
Total % of Top 10 Holdings	45.33%
Sector Allocation*

Information Technology	52.89%
Communication Services	23.48%
Consumer Discretionary	18.87%
Industrials	3.21%
Health Care	0.80%
Real Estate	0.61%
Money Market Fund	0.14%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/ogig.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-OGIG-053126

ALPS | O'Shares International Developed Quality Dividend ETF	ALPS ETF TRUST
NYSE ARCA: OEFA	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS | O'Shares International Developed Quality Dividend ETF (formerly, ALPS | O'Shares Europe Quality Dividend ETF) (the "Fund" or "OEFA") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/oefa. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares International Developed Quality Dividend ETF	$25	0.48%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	10 Year
ALPS O'Shares International Developed Quality Dividend ETF - NAV	7.37%	7.09%	7.10%
O'Shares International Developed Quality Dividend Index*	7.79%	7.58%	7.59%
Bloomberg Developed Markets ex US Large, Mid & Small Cap Index‡	25.11%	8.74%	9.44%
Morningstar Europe Index#	20.80%	8.76%	9.72%

For the most current month end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

*

The O'Shares International Developed Quality Dividend Index performance information reflects the blended performance of the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index through May 31, 2020, the O'Shares Europe Quality Dividend Index through September 30, 2025, and the O'Shares International Developed Quality Dividend Index thereafter.

‡

Broad-based securities market index of the Fund beginning October 1, 2025. Effective October 1, 2025, the Fund changed its broad-based securities market index from the Morningstar Europe Index to the Bloomberg Developed Markets ex US Large, Mid & Small Cap Index to better align with the Fund's current strategy.

#	Broad-based securities market index of the Fund through September 30, 2025.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$35,061,082
Number of Portfolio Holdings	50
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$95,186

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

ASML Holding NV	6.58%
HSBC Holdings PLC	3.99%
ABB, Ltd.	3.61%
Novartis AG	3.48%
Siemens AG	3.21%
Nestle SA	3.21%
Iberdrola SA	3.03%
Roche Holding AG	2.95%
Keyence Corp.	2.90%
Commonwealth Bank of Australia	2.88%
Total % of Top 10 Holdings	35.84%
Sector Allocation*

Industrials	29.46%
Consumer Discretionary	16.08%
Health Care	14.31%
Information Technology	12.55%
Financials	11.93%
Consumer Staples	9.17%
Communication Services	3.24%
Utilities	3.03%
Money Market Fund	0.23%
Total	100.00%
Country Allocation

Japan	16.72%
Switzerland	13.63%
Great Britain	12.98%
France	12.94%
Netherlands	9.66%
Germany	7.76%
Canada	6.10%
Australia	4.65%
Spain	4.45%
Sweden	2.51%
United States	2.20%
Finland	1.93%
Denmark	1.78%
Italy	1.59%
Ireland	1.10%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/oefa.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-OEFA-053126

Barron's 400SM ETF	ALPS ETF TRUST
NYSE ARCA: BFOR	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about Barron's 400SM ETF (the "Fund" or "BFOR") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/bfor. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Barron's 400 ETF	$34	0.65%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	10 Year
Barron's 400 ETF - NAV	23.03%	9.94%	12.36%
Barron's 400 IndexSM	23.71%	10.59%	13.06%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.38%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$214,643,801
Number of Portfolio Holdings	396
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$653,413

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Dell Technologies, Inc.	0.64%
Advanced Micro Devices, Inc.	0.62%
Sandisk Corp.	0.59%
Marvell Technology, Inc.	0.54%
Seagate Technology Plc	0.53%
Micron Technology, Inc.	0.53%
Sterling Infrastructure, Inc.	0.50%
Iridium Communications, Inc.	0.48%
Credo Technology Group Holding, Ltd.	0.46%
Western Digital Corp.	0.45%
Total % of Top 10 Holdings	5.34%
Sector Allocation*

Financials	21.68%
Industrials	19.00%
Information Technology	18.41%
Health Care	11.47%
Consumer Discretionary	10.35%
Energy	6.50%
Consumer Staples	3.66%
Materials	3.46%
Communication Services	3.08%
Utilities	1.99%
Telecommunication Services	0.21%
Money Market Fund	0.19%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/bfor.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-BFOR-053126

Level Four Large Cap Growth Active ETF	ALPS ETF TRUST
NASDAQ: LGRO	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about Level Four Large Cap Growth Active ETF (the "Fund" or "LGRO") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/lgro. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Level Four Large Cap Growth Active ETF	$26	0.50%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)
	1 Year	Since Inception (08/22/2023)
Level Four Large Cap Growth Active ETF - NAV	27.55%	23.18%
Bloomberg US 1000 Growth Index	29.89%	25.19%
Bloomberg US 1000 Index‡	29.49%	23.21%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$134,885,221
Number of Portfolio Holdings	48
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$304,885

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Apple, Inc.	6.91%
Microsoft Corp.	6.84%
Alphabet, Inc.	5.17%
Amazon.com, Inc.	5.12%
NVIDIA Corp.	4.28%
UnitedHealth Group, Inc.	3.45%
Twilio, Inc.	3.12%
PayPal Holdings, Inc.	2.91%
Monolithic Power Systems, Inc.	2.78%
Micron Technology, Inc.	2.69%
Total % of Top 10 Holdings	43.27%
Sector Allocation*

Information Technology	46.38%
Consumer Discretionary	12.78%
Communication Services	10.06%
Financials	8.28%
Health Care	7.28%
Industrials	6.49%
Energy	1.84%
Consumer Staples	1.43%
Real Estate	0.45%
Money Market Fund	5.01%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/lgro.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-LGRO-053126

ALPS Dynamic Core Income ETF (formerly, RiverFront Dynamic Core Income ETF)	ALPS ETF TRUST
NYSE ARCA: RFCI	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS Dynamic Core Income ETF (the "Fund" or "RFCI") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rfci. You can also request this information by contacting us at 1-866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Dynamic Core Income ETF	$25	0.51%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	Since Inception (06/13/2016)
ALPS Dynamic Core Income ETF - NAV	4.72%	1.28%	1.95%
Bloomberg US Aggregate Bond Index‡	5.13%	0.17%	1.60%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$15,650,386
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$41,310

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*^

U.S. Treasury Bond 11/15/2043 4.75%	11.73%
U.S. Treasury Bond 05/15/2034 4.38%	5.32%
U.S. Treasury Bond 11/15/2052 4.00%	4.46%
U.S. Treasury Bond 02/15/2037 4.75%	4.04%
Kinetik Holdings LP 12/15/2028 6.63%	3.93%
General Motors Financial Co., Inc. 01/09/2033 6.40%	3.53%
Ingersoll Rand, Inc. 08/14/2033 5.70%	3.44%
Hyatt Hotels Corp. 04/23/2030 5.75%	3.40%
Concentrix Corp. 08/02/2033 6.85%	3.02%
U.S. Treasury Bond 05/15/2053 3.63%	2.60%
Total % of Top 10 Holdings	45.47%
Asset Allocation*

Government	28.72%
Consumer Discretionary	16.03%
Financials	14.60%
Energy	11.54%
Utilities	9.80%
Technology	7.98%
Industrials	6.08%
Communications	2.33%
Materials	1.39%
Money Market Fund	1.53%
Total	100.00%

*	% of Total Investments.
^	Excludes Money Market Fund.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PERIOD?

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/rfci or upon request at 1-866-759-5679.

Name: Effective March 31, 2026, the Fund's name changed to the ALPS Dynamic Core Income ETF (formerly, the RiverFront Dynamic Core Income ETF).

Sub-adviser Termination: Effective March 31, 2026, RiverFront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/rfci.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-RFCI-053126

ALPS Dynamic US Dividend Advantage ETF (formerly, RiverFront Dynamic US Dividend Advantage ETF)	ALPS ETF TRUST
NYSE ARCA: RFDA	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS Dynamic US Dividend Advantage ETF (the "Fund" or "RFDA") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rfda. You can also request this information by contacting us at 1-866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Dynamic US Dividend Advantage ETF	$27	0.52%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	Since Inception (06/06/2016)
ALPS Dynamic US Dividend Advantage ETF - NAV	30.37%	13.19%	13.29%
S&P 500® Index‡	29.78%	14.15%	15.60%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$87,475,674
Number of Portfolio Holdings	77
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$214,466

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

NVIDIA Corp.	3.99%
Alphabet, Inc.	3.77%
Microsoft Corp.	3.51%
International Business Machines Corp.	3.30%
Hewlett Packard Enterprise Co.	2.83%
Johnson & Johnson	2.82%
JPMorgan Chase & Co.	2.71%
ConocoPhillips	2.24%
Apple, Inc.	2.22%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.15%
Total % of Top 10 Holdings	29.54%
Asset Allocation*

Information Technology	21.01%
Financials	14.32%
Energy	11.64%
Health Care	9.62%
Industrials	8.58%
Communication Services	8.29%
Consumer Staples	6.14%
Consumer Discretionary	5.45%
Real Estate	4.87%
Utilities	4.81%
Materials	4.71%
Money Market Fund	0.56%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PERIOD?

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/rfda or upon request at 1-866-759-5679.

Name: Effective March 31, 2026, the Fund's name changed to the ALPS Dynamic US Dividend Advantage ETF (formerly, the RiverFront Dynamic US Dividend Advantage ETF).

Sub-adviser Termination: Effective March 31, 2026, RiverFront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/rfda.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-RFDA-053126

ALPS Strategic Income Fund (formerly, RiverFront Strategic Income Fund)	ALPS ETF TRUST
NYSE ARCA: RIGS	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS Strategic Income Fund (formerly, RiverFront Strategic Income Fund) (the "Fund" or "RIGS") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rigs. You can also request this information by contacting us at 1-866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Strategic Income Fund	$23	0.46%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	10 Year
ALPS Strategic Income Fund - NAV	5.15%	2.26%	3.18%
Bloomberg U.S. Aggregate Bond Index‡	5.13%	0.17%	1.70%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$63,565,849
Number of Portfolio Holdings	80
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$159,727

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*^

U.S. Treasury Bond 11/15/2052 4.00%	6.88%
U.S. Treasury Bond 02/15/2044 4.50%	5.05%
U.S. Treasury Bond 05/15/2034 4.38%	4.94%
U.S. Treasury Bond 11/15/2043 4.75%	4.32%
U.S. Treasury Bond 02/15/2037 4.75%	2.68%
Murphy Oil Corp. 10/01/2032 6.00%	1.89%
U.S. Treasury Bond 05/15/2044 4.63%	1.58%
U.S. Treasury Note 02/29/2032 4.13%	1.56%
U.S. Treasury Bond 02/15/2034 4.00%	1.53%
Textron, Inc. 05/15/2035 5.50%	1.49%
Total % of Top 10 Holdings	31.92%
Asset Allocation*

Government	30.49%
Financials	15.14%
Consumer Discretionary	12.20%
Materials	10.11%
Energy	9.14%
Industrials	7.77%
Technology	3.17%
Utilities	2.87%
Consumer Staples	2.01%
Communications	1.82%
Health Care	1.78%
Money Market Fund	3.50%
Total	100.00%

*	% of Total Investments.
^	Excludes Money Market Fund.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PERIOD?

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/rigs or upon request at 1-866-759-5679.

Effective May 21, 2026, the Fund underwent the below changes:

Name: The Fund's name changed to the ALPS Strategic Income Fund (formerly, the RiverFront Strategic Income Fund).

Sub-adviser Termination: RiverFront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Advisory Fee Change: The Fund's net unitary management fee changed from 0.46% to 0.45% of average daily net assets of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/rigs.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-RIGS-053126

ALPS | Smith Core Plus Bond ETF	ALPS ETF TRUST
NYSE ARCA: SMTH	Semi-Annual Shareholder Report May 31, 2026

This semi-annual shareholder report contains important information about ALPS | Smith Core Plus Bond ETF (the "Fund" or "SMTH") for the period of December 1, 2025 to May 31, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/smth. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | Smith Core Plus Bond ETF	$29	0.59%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2026)
	1 Year	Since Inception (12/05/2023)
ALPS | Smith Core Plus Bond ETF - NAV	5.19%	5.70%
Bloomberg U.S. Aggregate Bond Index‡	5.13%	4.63%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2026)
Net Assets	$2,749,196,719
Number of Portfolio Holdings	980
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$7,380,393

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

United States Treasury Notes 02/29/2028 3.38%	5.58%
United States Treasury Notes 10/31/2029 4.13%	4.35%
United States Treasury Bonds 11/15/2045 4.63%	3.96%
United States Treasury Bonds 11/15/2055 4.63%	3.50%
United States Treasury Bonds 08/15/2055 4.75%	3.06%
United States Treasury Notes 01/31/2030 4.25%	2.92%
United States Treasury Bonds 08/15/2045 4.88%	2.55%
United States Treasury Notes 08/31/2027 3.63%	1.90%
United States Treasury Bonds 05/15/2036 4.38%	1.78%
United States Treasury Bonds 02/15/2056 4.75%	1.61%
Total % of Top 10 Holdings	31.21%
Sector Allocation*

Government	38.65%
Financials	16.45%
Mortgage Securities	11.80%
Consumer Discretionary	6.93%
Industrials	5.84%
Energy	4.73%
Health Care	4.12%
Technology	3.74%
Communications	3.04%
Utilities	2.08%
Consumer Staples	1.41%
Materials	0.78%
Money Market Fund	0.43%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/smth.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-SMTH-053126

(b)	Not applicable

Item 2. Code of Ethics.

Not Applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5. Audit Committee of Listed Registrants.

Not Applicable to Registrant.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SS&C | ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Semi-Annual Report

May 31, 2026

Alerian MLP ETF

(NYSE ARCA: AMLP)

Alerian Energy Infrastructure ETF

(NYSE ARCA: ENFR)

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Alerian MLP ETF
Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Alerian Energy Infrastructure ETF
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements and Financial Highlights	13
Additional Information	23
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	25
Proxy Disclosures for Open-End Management Investment Companies	26
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	27
Statement Regarding Basis for Approval of Investment Advisory Contract	28

Alerian MLP ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (107.68%)
Compression (4.39%)
USA Compression Partners LP(a)	19,356,543	$532,885,629

Gathering + Processing (23.16%)
Hess Midstream LP, Class A(a)	30,867,210	1,157,520,375
Western Midstream Partners LP(a)	38,588,157	1,654,274,291
Total Gathering + Processing		2,811,794,666

Liquefaction (4.69%)
Cheniere Energy Partners LP	9,643,492	569,641,072

Marketing & Distribution (18.26%)
Global Partners LP(a)	6,136,361	290,495,330
Suburban Propane Partners LP(a)	15,610,986	302,853,128
Sunoco LP(a)	24,998,399	1,623,396,031
Total Marketing & Distribution		2,216,744,489

Pipeline Transportation | Natural Gas (26.32%)
Energy Transfer LP	84,479,060	1,619,463,580
Enterprise Products Partners LP	42,850,091	1,576,454,848
Total Pipeline Transportation | Natural Gas		3,195,918,428

Pipeline Transportation | Petroleum (30.86%)
Delek Logistics Partners LP(a)	4,604,393	227,364,926
Genesis Energy LP(a)	26,083,257	392,031,353
MPLX LP	26,863,531	1,468,091,969
Plains All American Pipeline LP(a)	73,983,952	1,659,460,044
Total Pipeline Transportation | Petroleum		3,746,948,292

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $5,813,709,812)		13,073,932,576

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.00%)(b)
Money Market Fund (0.00%)(b)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $275,729)	3.55%	275,729	275,729

TOTAL SHORT TERM INVESTMENTS
(Cost $275,729)			275,729

TOTAL INVESTMENTS (107.68%)
(Cost $5,813,985,541)			$13,074,208,305
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.68%)			(932,678,230)
NET ASSETS - 100.00%			$12,141,530,075

(a)	Affiliated Company. See Note 8 in Notes to Financial Statements and Financial Highlights.
(b)	Less than 0.005%

See Notes to Financial Statements and Financial Highlights.

2 | alpsfunds.com

Alerian MLP ETF

Statement of Assets and Liabilities	May 31, 2026 (Unaudited)

Alerian MLP ETF
ASSETS:
Investments, at value	$5,233,927,198
Investments in affiliates, at value	7,840,281,107
Receivable for investments sold	8,926,051
Prepaid Income Tax	59,130,250
Receivable for shares sold	1,289,718
Total Assets	13,143,554,324

LIABILITIES:
Payable for investments purchased	1,285,137
Deferred tax liability (Note 2)	991,939,584
Payable to adviser	8,799,528
Total Liabilities	1,002,024,249
NET ASSETS	$12,141,530,075

NET ASSETS CONSIST OF:
Paid-in capital	$11,447,392,590
Total distributable earnings/(accumulated losses)	694,137,485
NET ASSETS	$12,141,530,075

INVESTMENTS, AT COST	$1,575,296,261
INVESTMENTS IN AFFILIATES, AT COST	$4,238,689,279

PRICING OF SHARES:
Net Assets	$12,141,530,075
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	235,357,420
Net Asset Value, offering and redemption price per share	$51.59

See Notes to Financial Statements and Financial Highlights.

3 | alpsfunds.com

Alerian MLP ETF

Statement of Operations	For the Six Months Ended May 31, 2026 (Unaudited)

Alerian MLP ETF
INVESTMENT INCOME:
Distributions from master limited partnerships	$456,491,917 (a)
Dividend income	124,950
Less return of capital distributions	(441,008,497)
Total investment income	15,608,370

EXPENSES:
Investment adviser fees	48,020,281
Total expenses	48,020,281
NET INVESTMENT LOSS, BEFORE INCOME TAXES	(32,411,911)
Current income tax benefit/(expense)	7,099,576
NET INVESTMENT LOSS	(25,312,335)

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments, before income taxes	80,727,237
Net realized gain on affiliated investments, before income taxes	228,518,589
Current income tax benefit/(expense)	(67,737,867)
Total net realized gain	241,507,959
Net change in unrealized appreciation on investments, before income taxes	494,075,407
Net change in unrealized appreciation on investments - affiliated securities	929,836,135
Deferred income tax benefit/(expense)	(309,197,098)
Total net change in unrealized appreciation on investments	1,114,714,444
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,356,222,403
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,330,910,068

(a)	Includes return of capital distributions and dividend income from affiliated investments in the amount of $267,554,141 and $15,483,420, respectively.

See Notes to Financial Statements and Financial Highlights.

4 | alpsfunds.com

Alerian MLP ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment loss	$(25,312,335)	$(40,551,489)
Net realized gain	241,507,959	348,729,115
Net change in unrealized appreciation/(depreciation)	1,114,714,444	(227,048,374)
Net increase in net assets resulting from operations	1,330,910,068	81,129,252

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(471,873,387)	(792,971,646)
From tax return of capital	—	(46,684,015)
Total distributions	(471,873,387)	(839,655,661)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,031,292,267	2,022,598,199
Cost of shares redeemed	(417,502,008)	(825,909,887)
Net increase from capital share transactions	613,790,259	1,196,688,312

Net increase in net assets	1,472,826,940	438,161,903

NET ASSETS:
Beginning of period	10,668,703,135	10,230,541,232
End of period	$12,141,530,075	$10,668,703,135

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	223,657,420	199,607,420
Shares sold	20,075,000	41,025,000
Shares redeemed	(8,375,000)	(16,975,000)
Shares outstanding, end of period	235,357,420	223,657,420

See Notes to Financial Statements and Financial Highlights.

5 | alpsfunds.com

Alerian MLP ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$47.70		$51.25	$44.17	$40.01	$31.63	$25.02

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.14)		(0.19)	(0.24)	(0.24)	(0.28)	(0.27)
Net realized and unrealized gain	6.07		0.57	11.03	7.74	11.59	9.68
Total from investment operations	5.93		0.38	10.79	7.50	11.31	9.41

DISTRIBUTIONS:
From net investment income	(2.04)		(3.71)	(3.52)	(3.34)	–	–
From tax return of capital	–		(0.22)	(0.19)	–	(2.93)	(2.80)
Total distributions	(2.04)		(3.93)	(3.71)	(3.34)	(2.93)	(2.80)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.89		(3.55)	7.08	4.16	8.38	6.61
NET ASSET VALUE, END OF PERIOD	$51.59		$47.70	$51.25	$44.17	$40.01	$31.63

TOTAL RETURN(b)	12.37%		0.79%	25.74%	19.82%	36.31%	37.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$12,141,530		$10,668,703	$10,230,541	$7,499,809	$6,679,200	$4,980,175

Ratio of expenses (excluding net current and deferred tax expenses/benefits and franchise tax expense) to average net assets	0.83	%(c)	0.84%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses (including current and deferred tax expenses/benefits) to average net assets(d)	0.71	%(c)	0.73%	0.72%	0.79%	0.74%	0.85%
Ratio of expenses (including net current and deferred tax expenses/benefits) to average net assets(e)	7.21	%(c)	1.01%	6.39%	2.67%	5.03%	0.87%
Ratio of net investment loss (excluding deferred tax expenses/benefits and franchise tax expense) to average net assets	(0.56	)%(c)	(0.50)%	(0.65)%	(0.65)%	(0.85)%	(0.85)%
Ratio of net investment loss (including deferred tax expenses/benefits) to average net assets(d)	(0.44	)%(c)	(0.39)%	(0.53)%	(0.59)%	(0.74)%	(0.85)%
Portfolio turnover rate(f)	35%		14%	18%	40%	26%	20%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Includes amount of current and deferred tax benefit associated with net investment income/(loss).
(e)	Includes amount of current and deferred taxes/benefits for all components of the Statement of Operations.
(f)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

6 | alpsfunds.com

Alerian Energy Infrastructure ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (28.80%)
Gathering + Processing (4.69%)
Keyera Corp.	521,281	$21,624,096

Pipeline Transportation | Natural Gas (5.21%)
TC Energy Corp.	360,573	24,025,123

Pipeline Transportation | Petroleum (17.23%)
Enbridge, Inc.(a)	700,383	38,426,700
Pembina Pipeline Corp.	511,332	23,852,146
South Bow Corp.(a)	474,941	17,087,059
Total Pipeline Transportation | Petroleum		79,365,905

Storage (1.67%)
Gibson Energy, Inc.(a)	372,622	7,689,476

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $100,908,301)		132,704,600

U.S. ENERGY INFRASTRUCTURE COMPANIES (28.88%)
Energy (2.08%)
Venture Global, Inc.	798,072	9,608,787

Gathering + Processing (6.27%)
Select Water Solutions, Inc.	249,461	4,472,836
Targa Resources Corp.	95,650	24,397,445
Total Gathering + Processing		28,870,281

Liquefaction (4.88%)
Cheniere Energy, Inc.	89,725	20,175,563
NextDecade Corp.(a)(b)	291,231	2,303,637
Total Liquefaction		22,479,200

Pipeline Transportation | Natural Gas (15.65%)
DT Midstream, Inc.	167,890	23,501,242
Kinder Morgan, Inc.	682,270	21,204,952
Kinetik Holdings, Inc.	105,906	4,866,381
ONEOK, Inc.	268,177	22,510,777
Total Pipeline Transportation | Natural Gas		72,083,352

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $90,544,204)		133,041,620

U.S. ENERGY INFRASTRUCTURE MLPS (27.39%)
Gathering + Processing (6.40%)
Delek Logistics Partners LP	31,173	1,539,323
Hess Midstream LP, Class A	294,019	11,025,713
Western Midstream Partners LP	394,943	16,931,206
Security Description	Shares	Value
Gathering + Processing (6.40%) (continued)
Total Gathering + Processing		$29,496,242

Pipeline Transportation | Natural Gas (15.09%)
Energy Transfer LP	1,909,107	36,597,581
Enterprise Products Partners LP	894,521	32,909,428
Total Pipeline Transportation | Natural Gas		69,507,009

Pipeline Transportation | Petroleum (5.90%)
Genesis Energy LP	176,761	2,656,718
MPLX LP	390,245	21,326,889
NGL Energy Partners LP(b)	186,812	3,194,485
Total Pipeline Transportation | Petroleum		27,178,092

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $107,203,615)		126,181,343

U.S. GENERAL PARTNERS (14.71%)
Gathering + Processing (9.49%)
Antero Midstream Corp.	753,028	15,783,467
The Williams Cos., Inc.	391,189	27,926,983
Total Gathering + Processing		43,710,450

Pipeline Transportation | Petroleum (5.22%)
Plains GP Holdings LP, Class A	988,467	24,069,171

TOTAL U.S. GENERAL PARTNERS
(Cost $47,301,140)		67,779,621

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.84%)
Money Market Fund (0.12%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $575,481)	3.55%	575,481	575,481

Investments Purchased with Collateral from Securities Loaned (3.72%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%
(Cost $17,127,225)		17,127,225	17,127,225

TOTAL SHORT TERM INVESTMENTS
(Cost $17,702,706)			17,702,706

TOTAL INVESTMENTS (103.62%)
(Cost $363,659,966)			$477,409,890
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.62%)			(16,692,933)
NET ASSETS - 100.00%			$460,716,957

See Notes to Financial Statements and Financial Highlights.

7 | alpsfunds.com

Alerian Energy Infrastructure ETF

Schedule of Investments	May 31, 2026 (Unaudited)

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $52,038,166.
(b)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

8 | alpsfunds.com

Alerian Energy Infrastructure ETF

Statement of Assets and Liabilities	May 31, 2026 (Unaudited)

ASSETS:
Investments, at value(a)	$477,409,890
Foreign currency, at value (Cost $158,605)	158,559
Receivable for investments sold	270,900
Dividends receivable	414,917
Interest receivable	2,725
Receivable for shares sold	935,362
Total Assets	479,192,353

LIABILITIES:
Payable for investments purchased	1,209,204
Payable to adviser	138,967
Payable for collateral upon return of securities loaned	17,127,225
Total Liabilities	18,475,396
NET ASSETS	$460,716,957

NET ASSETS CONSIST OF:
Paid-in capital	$339,803,574
Total distributable earnings/(accumulated losses)	120,913,383
NET ASSETS	$460,716,957

INVESTMENTS, AT COST	$363,659,966

PRICING OF SHARES:
Net Assets	$460,716,957
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	12,275,000
Net Asset Value, offering and redemption price per share	$37.53

(a)	Includes $52,038,166 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

9 | alpsfunds.com

Alerian Energy Infrastructure ETF

Statement of Operations	For the Six Months Ended May 31, 2026 (Unaudited)

Alerian Energy Infrastructure ETF
INVESTMENT INCOME:
Dividend income*	$9,490,871
Securities lending income	32,013
Total investment income	9,522,884

EXPENSES:
Investment adviser fees	688,067
Total expenses	688,067
NET INVESTMENT INCOME	8,834,817

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	3,010,662
Net realized loss on foreign currency transactions	(5,035)
Total net realized gain	3,005,627
Net change in unrealized appreciation on investments	60,565,383
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(2,588)
Total net change in unrealized appreciation on investments	60,562,795
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	63,568,422
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,403,239
* Net of foreign tax withholding:	$421,365

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

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Alerian Energy Infrastructure ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$8,834,817	$12,089,686
Net realized gain	3,005,627	11,333,713
Net change in unrealized appreciation/(depreciation)	60,562,795	(22,185,841)
Net increase in net assets resulting from operations	72,403,239	1,237,558

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(8,803,246)	(7,161,194)
From tax return of capital	—	(7,257,523)
Total distributions	(8,803,246)	(14,418,717)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	76,130,716	134,640,979
Cost of shares redeemed	(5,638,822)	(30,375,387)
Net increase from capital share transactions	70,491,894	104,265,592

Net increase in net assets	134,091,887	91,084,433

NET ASSETS:
Beginning of period	326,625,070	235,540,637
End of period	$460,716,957	$326,625,070

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	10,375,000	7,125,000
Shares sold	2,075,000	4,200,000
Shares redeemed	(175,000)	(950,000)
Shares outstanding, end of period	12,275,000	10,375,000

See Notes to Financial Statements and Financial Highlights.

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Alerian Energy Infrastructure ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$31.48		$33.06	$23.21	$22.64	$18.59	$14.51

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.79		1.30	1.18	0.97	0.61	1.08
Net realized and unrealized gain/(loss)	6.04		(1.38)	10.04	0.86	4.57	4.49
Total from investment operations	6.83		(0.08)	11.22	1.83	5.18	5.57

DISTRIBUTIONS:
From net investment income	(0.78)		(0.75)	(0.70)	(0.33)	(0.21)	(0.74)
From tax return of capital	–		(0.75)	(0.67)	(0.93)	(0.92)	(0.75)
Total distributions	(0.78)		(1.50)	(1.37)	(1.26)	(1.13)	(1.49)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	6.05		(1.58)	9.85	0.57	4.05	4.08
NET ASSET VALUE, END OF PERIOD	$37.53		$31.48	$33.06	$23.21	$22.64	$18.59

TOTAL RETURN(b)	21.70%		(0.16)%	50.02%	8.63%	28.21%	38.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$460,717		$326,625	$235,541	$132,274	$142,086	$59,487

Ratio of expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.35%	0.51	%(d)
Ratio of net investment income to average net assets	4.49	%(c)	4.11%	4.50%	4.46%	2.84%	5.84%
Portfolio turnover rate(e)	9%		21%	33%	28%	26%	34%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Effective July 1, 2021, the Fund's Advisory Fee changed from 0.65% to 0.35%.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

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Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2026, the Trust consisted of twenty-five separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Alerian MLP ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The investment objective of the Alerian Energy Infrastructure ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index. As a secondary objective, the Alerian Energy Infrastructure ETF seeks to provide total return through income and capital appreciation. The investment advisor uses a “passive management” or indexing investment approach to try to achieve each Fund’s investment objective. Each Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”), in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. The Funds' Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Funds’ NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

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Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, and Limited Partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund's investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2026:

Alerian MLP ETF

	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Fair Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Master Limited Partnerships*	$13,073,932,576	$–	$–	$13,073,932,576
Short Term Investments	275,729	–	–	275,729
Total	$13,074,208,305	$–	$–	$13,074,208,305

Alerian Energy Infrastructure ETF

	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Fair Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$132,704,600	$–	$–	$132,704,600
U.S. Energy Infrastructure Companies*	133,041,620	–	–	133,041,620
U.S. Energy Infrastructure MLPs*	126,181,343	–	–	126,181,343
U.S. General Partners*	67,779,621	–	–	67,779,621
Short Term Investments	17,702,706	–	–	17,702,706
Total	$477,409,890	$–	$–	$477,409,890

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2026.

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Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

C. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

D. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

E. Dividends and Distributions to Shareholders

Each Fund intends to declare and make quarterly distributions, or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Alerian Energy Infrastructure ETF, if any, are distributed at least annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Distributions received from each Fund’s investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

The Funds each expect a portion of its distributions to shareholders might be comprised of tax deferred return of capital. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

F. Federal Income Taxation and Tax Basis Information

Alerian MLP ETF

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Underlying Index however is calculated without any deductions for taxes. As a result, the Fund's after tax performance could differ significantly from the Underlying Index even if the pretax performance of the Fund and the performance of Underlying Index are closely related.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. A portion of any gain or loss recognized by the Fund on a sale of an MLP equity security (or by an MLP on a sale of an underlying asset) may be separately computed and treated as ordinary income or loss under the Code to the extent attributable to assets of the MLP that give rise to depreciation recapture, intangible drilling and development cost recapture, or other "unrealized receivables" or "inventory items" under the Code. Any such gain may exceed net taxable gain realized on the sale and will be recognized even if there is a net taxable loss on the sale. The Fund's net capital losses may only be used to offset capital gains and therefore cannot be used to offset gains that are treated as ordinary income. Thus, the Fund could recognize both gain that is treated as ordinary income and a capital loss on a sale of an MLP equity security (or on an MLP's sale of an underlying asset) and would not be able to use the capital loss to offset that gain. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available and may consider, among other matters, the duration of statutory carryforward periods, shareholder transactions, underlying index constituent changes and market conditions. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

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Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

The Fund’s income tax expense/(benefit) consists of the following:

Alerian MLP ETF	Period ended May 31, 2026
	Current	Deferred	Total
Federal	$(21,988,844)	$373,912,798	$351,923,954
State	3,569	17,907,865	17,911,434
Valuation Allowance	–	–	–
Total tax expense/(benefit)	$(21,985,275)	$391,820,663	$369,835,388

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

Alerian MLP ETF

	As of May 31, 2026	As of November 30, 2025
Deferred tax assets:
Capital loss carryforward	$63,831,083	$300,505,312
Net operating loss carryforward	44,738,685	23,297,010
Income recognized from MLP investments	2,365,006,243	2,012,847,124
Other deferred tax assets	26,010,972	29,933,849
Alternative Minimum Tax	27,417,819	46,707,131
Valuation allowance	(12,413,363)	(12,413,363)
Less Deferred tax liabilities:
Net unrealized gain on investment securities	(3,506,531,023)	(3,000,995,983)
Other deferred tax liabilities	–	–
Net Deferred Tax Asset/(Liability)	$(991,939,584)	$(600,118,920)

Due to the activities of the MLPs that the Fund is invested in, the Fund is required to pay franchise tax in certain states. Generally, franchise tax expense is a tax on equity of a corporation, or base minimum fees, imposed by various jurisdictions. The amounts of the tax are estimated throughout the year based upon the Fund's estimate of underlying activities conducted in the states and reconciled to actual amounts paid upon the filing of the tax returns for the states. These taxes are paid as either estimated tax payments, extension payments, or with the tax return filings of the various states.

The capital loss carryforward is available to offset future taxable income. The capital loss can be carried forward for 5 years and back 3 years. The Fund has net capital loss carryforwards for federal income tax purposes as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
Federal	11/30/2022	$290,141,288	11/30/2027
Total		$290,141,288

The net operating loss carryforward is available to offset future taxable income. The Fund has net operating loss carryforwards for federal income tax purposes of $26,317,743, generated in the current year and has state tax net operating loss carryforwards of various amounts per state. The Deferred Tax Assets associated with these state tax net operating losses are as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
State	11/30/2012	$245,547	Varies by State
State	11/30/2013	1,060,712	Varies by State
State	11/30/2014	337,635	Varies by State
State	11/30/2015	2,107,168	Varies by State
State	11/30/2016	3,943,923	Varies by State
State	11/30/2017	3,273,384	Varies by State
State	11/30/2018	1,178,714	Varies by State
State	11/30/2019	1,047,429	Varies by State
State	11/30/2020	1,179,116	Varies by State
State	11/30/2021	1,712,944	Varies by State

16 | alpsfunds.com

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

Alerian MLP ETF	Period-Ended	Amount	Expiration
State	11/30/2022	256,423	Varies by State
State	11/30/2023	146,812	Varies by State
State	11/30/2024	4,436,672	Varies by State
Total		$20,926,479

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund's net operating losses in certain states. The Fund will continue to assess the need for a valuation allowance in the future.

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Alerian MLP ETF	As of May 31, 2026
Income tax expense at statutory rate	$357,156,546
State income taxes (net of federal benefit)	17,007,455
Permanent differences, net	(4,328,613)
Effect of tax rate change (state level)	-
Valuation allowance	-
Net income tax expense	$369,835,388

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the six month period ended, May 31, 2026, the Fund paid no penalties and interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. Tax periods ended November 30, 2022 through November 30, 2024 remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Under the Inflation Reduction Act of 2022, a 15% corporate alternative minimum tax on adjusted financial statement income is applicable to corporate entities with average annual adjusted financial statement income in excess of $1 billion for a three-taxable-year period. This corporate alternative minimum tax applies to the Fund for the current taxable year, but no additional liability is anticipated in the current year. The impact to current tax expense and amounts payable result in an offsetting deferred tax benefit, subject to realization.

Alerian Energy Infrastructure ETF

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2026.

No provision for income taxes is included in the accompanying financial statements, as the Alerian Energy Infrastructure ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Alerian Energy Infrastructure ETF evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six month period ended, May 31, 2026, the Alerian Energy Infrastructure ETF did not have a liability for any unrecognized tax benefits. The Alerian Energy Infrastructure ETF files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. The Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

17 | alpsfunds.com

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

The tax character of the distributions paid during the fiscal year ended November 30, 2025 was as follows:

	Ordinary	Long-Term	Return
Fund	Income	Capital Gain	of Capital
November 30, 2025
Alerian Energy Infrastructure ETF	$7,161,194	$—	$7,257,523

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2025, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Alerian Energy Infrastructure ETF	$—	$747,958

As of May 31, 2026, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross	Gross		Cost of
	Appreciation	Depreciation	Net Unrealized	Investments
	(excess of value	(excess of tax	Appreciation/	for Income Tax
Fund	over tax cost)	cost over value)	(Depreciation)	Purposes
Alerian MLP ETF	$5,243,201,380	$(50,635,948)	$5,192,565,432	$7,881,642,873
Alerian Energy Infrastructure ETF	137,137,241	(3,016,687)	134,120,554	343,289,336

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from a Funds’ investments in master limited partnerships, and wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2026.

G. Lending of Portfolio Securities

The Alerian Energy Infrastructure ETF has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund's Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund's Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2026:

	Market Value of	Cash	Non-Cash	Total
Fund	Securities on Loan	Collateral Received	Collateral Received	Collateral Received
Alerian Energy Infrastructure ETF	$52,038,166	$17,127,225	$38,569,565	$55,696,790

18 | alpsfunds.com

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2026:

Alerian Energy Infrastructure ETF

	Remaining contractual maturity of the agreements
	Overnight &			Greater than
Securities Lending Transactions	Continuous	Up to 30 Days	30-90 Days	90 Days	Total
Common Stocks	$17,127,225	$–	$–	$–	$17,127,225
Total Borrowings					17,127,225
Gross amount of recognized liabilities for securities lending (collateral received)					$17,127,225

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below:

Fund		Advisory Fee
Alerian MLP ETF	0.85%	Average net assets up to and including $7 billion
	0.825%	Average net assets greater than $7 billion up to and including $8.5 billion
	0.80%	Average net assets greater than $8.5 billion up to and including $10.5 billion
	0.75%	Average net assets greater than $10.5 billion up to and including $12.5 billion
	0.70%	Average net assets greater than $12.5 billion up to and including $14.5 billion
	0.65%	Average net assets greater than $14.5 billion up to and including $16.5 billion
	0.60%	Average net assets greater than $16.5 billion up to and including $18.5 billion
	0.55%	Average net assets greater than $18.5 billion up to and including $20.5 billion
	0.50%	Average net assets greater than $20.5 billion up to and including $22.5 billion
	0.45%	Average net assets greater than $22.5 billion up to and including $25 billion
	0.40%	Average net assets greater than $25 billion

Fund		Advisory Fee
Alerian Energy Infrastructure ETF	0.35%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles.

19 | alpsfunds.com

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six month period ended May 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions, U.S. Government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$4,368,000,748	$4,853,336,111
Alerian Energy Infrastructure ETF	34,257,766	34,340,781

For the six months ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$1,028,095,020	$—
Alerian Energy Infrastructure ETF	76,106,391	5,425,866

For the six months ended May 31, 2026, the in-kind net realized gain/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
Alerian Energy Infrastructure ETF	$2,098,716

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. MASTER LIMITED PARTNERSHIPS

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is distributed to both common and subordinated units and generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from each Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

20 | alpsfunds.com

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

7. RELATED PARTY TRANSACTIONS

The Funds can engage in cross trades between other funds in the Trust, or other funds to which the Adviser provides advisory services during the six months ended May 31, 2026, pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser or sub-adviser. The Board previously adopted procedures that apply to transactions pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

There were no transactions related to cross trades during the six months ended May 31, 2026.

8. AFFILIATED COMPANIES

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the six months ended May 31, 2026, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940.

Security Name	Share Balance as of May 31, 2026	Market Value as of November 30, 2025	Purchases	Purchases In-Kind	Sales	Market Value as of May 31, 2026	Dividends	Return of Capital	Change in Unrealized Appreciation / (Depreciation)	Realized Gain/ (Loss)
Delek Logistics Partners LP	4,604,393	$200,212,251	$3,634,425	$18,841,822	$(10,644,827)	$227,364,926	$-	$(10,217,733)	$25,758,407	$(219,419)
Genesis Energy LP	26,083,257	378,170,106	10,756,035	35,373,496	(14,782,998)	392,031,353	-	(9,131,452)	(7,630,508)	(723,326)
Global Partners LP	6,136,361	256,165,908	7,007,673	23,033,124	(15,701,581)	290,495,330	-	(9,271,385)	30,791,369	(1,529,778)
Hess Midstream LP, Class A	30,867,210	991,444,357	786,975,301	92,702,854	(823,961,498)	1,157,520,375	15,483,420	(31,326,730)	(60,655,402)	202,466,442
Plains All American Pipeline LP	73,983,952	1,346,945,298	-	127,329,287	(196,045,129)	1,659,460,044	-	(62,747,770)	423,719,245	20,259,112
Suburban Propane Partners LP	15,610,986	285,117,142	8,057,976	24,786,719	(12,746,824)	302,853,128	-	(9,961,587)	8,062,275	(462,573)
Sunoco LP	24,998,399	1,378,002,744	60,610,909	126,738,899	(159,719,438)	1,623,396,031	-	(48,018,521)	260,146,897	5,634,541
USA Compression Partners LP	19,356,543	439,516,246	29,737,856	40,376,210	(16,968,965)	532,885,629	-	(19,374,350)	60,345,629	(746,997)
Western Midstream Partners LP	38,588,157	1,375,665,822	433,264,730	123,894,783	(404,185,240)	1,654,274,291	-	(67,504,614)	189,298,223	3,840,587
						$7,840,281,107	$15,483,420	$(267,554,141)	$929,836,135	$228,518,589

9. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments), defaults and shutdowns, bank failures, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, technological developments (including those related to artificial intelligence) or failures (for example, widespread system outages or disruptions or faulty updates to software applications) and other similar events and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Funds to lose value. Securities in the Funds' portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, bank failures, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, recessions, supply chain disruptions and related geopolitical events.

21 | alpsfunds.com

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

10. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

11. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

22 | alpsfunds.com

Alerian Exchange Traded Funds

Additional Information	May 31, 2026 (Unaudited)

TAX INFORMATION

The Funds report the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	Qualified Dividend Income	Dividend Received Deduction
Alerian MLP ETF	100.00%	100.00%
Alerian Energy Infrastructure ETF	100.00%	9.15%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

LICENSING AGREEMENTS

Alerian (the “Licensor”) has entered into an index licensing agreement with the Adviser with respect to each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF, to allow the Adviser’s use of AMZI and AMEI. The following disclosure relates to the Licensor:

VettaFi is the designer of the construction and methodology for the Underlying Index. “Alerian,” “Alerian MLP Infrastructure Index,” “Alerian Midstream Energy Select Index,” “Alerian MLP Index,” “Alerian Index Series,” “AMZI,” “AMEI,” and “AMZ” are service marks or trademarks of VettaFi. VettaFi acts as brand licensor for each Underlying Index. VettaFi is not responsible for the descriptions of either Underlying Index or the Funds that appear herein. VettaFi is not affiliated with the Trust, the Adviser or the Distributor.

Neither Fund is issued, sponsored, endorsed, sold or promoted by VettaFi (“Licensor”) or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Alerian MLP Infrastructure Index or the Alerian Midstream Energy Select Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of either Fund and is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of either Fund or in the determination or calculation of the NAV of the relevant Fund. Alerian MLP Infrastructure Index, Alerian MLP Infrastructure Total Return Index, AMZI, AMZIX, Alerian Midstream Energy Select Index, Alerian Midstream Energy Select Total Return Index, Alerian MLP Index, AMEI, AMEIX, AMNA and AMZ are trademarks of VettaFi and their general use is granted under a license from VettaFi.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF EACH INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO EACH INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF EITHER FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF EACH INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EACH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. Errors in respect of the quality, accuracy and completeness of the data used to compile the Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Fund and its shareholders. For example, during a period where the Underlying Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. The Adviser makes no warranty, express or implied, as to results to be obtained by either Fund, owners of the Shares of the relevant Fund or any other person or entity from the use of either Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index, even if notified of the possibility of such damages.

23 | alpsfunds.com

Alerian Exchange Traded Funds

Additional Information	May 31, 2026 (Unaudited)

Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Underlying Index in order, for example, to correct an error in the selection of index constituents. When the Underlying Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider or its agents to the Underlying Index may increase the costs to and the tracking error risk of the Fund.

24 | alpsfunds.com

Alerian Exchange Traded Funds

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

25 | alpsfunds.com

Alerian Exchange Traded Funds

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

26 | alpsfunds.com

Alerian Exchange Traded Funds

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Edmund J. Burke, Trustee	$97,000	$–	$97,000
Jeremy W. Deems, Trustee	100,000	–	100,000
Rick A. Pederson, Trustee	106,000	–	106,000
Joseph F. Keenan, Trustee	92,000	–	92,000
Susan K. Wold, Trustee	92,000	–	92,000
Laton Spahr, President and Trustee*	–	–	–
Total	$487,000	$–	$487,000

*	Mr. Spahr, the President of the Trust, is deemed an "interested person" by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Funds' unitary fee arrangements, the Funds do not pay any Trustee fees. The Trustee fees are paid by the Adviser.

27 | alpsfunds.com

Alerian Exchange Traded Funds

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

28 | alpsfunds.com

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETFs.

SS&C | ALPS ADVISORS

alpsfunds.com | 1-866-759-5679

ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Semi-Annual Report

May 31, 2026

ALPS Active Equity Opportunity ETF

(NYSE ARCA: RFFC)

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements and Financial Highlights	8
Additional Information	13
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	14
Proxy Disclosures for Open-End Management Investment Companies	15
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	16
Statement Regarding Basis for Approval of Investment Advisory Contract	17

ALPS Active Equity Opportunity ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.81%)
Communication Services (8.53%)
Alphabet, Inc., Class A	4,217	$1,603,894
Meta Platforms, Inc., Class A	1,143	722,959
Walt Disney Co.	2,045	208,242
Total Communication Services		2,535,095

Consumer Discretionary (9.11%)
Amazon.com, Inc.(a)	4,346	1,176,201
Lowe’s Cos., Inc.	1,555	333,330
Marriott International, Inc., Class A	883	331,655
McDonald’s Corp.	1,059	295,673
O’Reilly Automotive, Inc.(a)	3,472	301,647
Tesla, Inc.(a)	614	267,575
Total Consumer Discretionary		2,706,081

Consumer Staples (2.63%)
Costco Wholesale Corp.	286	273,507
Walmart, Inc.	4,389	508,027
Total Consumer Staples		781,534

Energy (4.73%)
Baker Hughes Co.	7,422	474,117
ConocoPhillips	4,691	534,680
Enbridge, Inc.(b)	3,374	184,693
Phillips 66	1,205	211,936
Total Energy		1,405,426

Financials (10.62%)
American Express Co.	1,736	549,392
Goldman Sachs Group, Inc.	686	703,534
Intercontinental Exchange, Inc.	2,167	320,391
JPMorgan Chase & Co.	2,150	643,517
Mastercard, Inc., Class A	777	383,822
S&P Global, Inc.	663	281,112
Wells Fargo & Co.	3,536	274,181
Total Financials		3,155,949

Health Care (11.49%)
Eli Lilly & Co.	365	403,325
Gilead Sciences, Inc.	2,544	341,990
HCA Healthcare, Inc.	533	201,762
IQVIA Holdings, Inc.(a)	1,218	221,932
Johnson & Johnson	4,511	1,016,464
Merck & Co., Inc.	2,020	239,814
Thermo Fisher Scientific, Inc.	654	322,101
UnitedHealth Group, Inc.	990	376,507
Vertex Pharmaceuticals, Inc.(a)	645	288,663
Total Health Care		3,412,558

Industrials (11.93%)
ABB, Ltd., ADR	2,450	261,513
Caterpillar, Inc.	1,244	1,089,582
Deere & Co.	675	365,971
Old Dominion Freight Line, Inc.	1,680	378,252
RTX Corp.	3,129	562,156
Security Description	Shares	Value
COMMON STOCKS (continued)
Schneider Electric SE, ADR(b)	4,445	$279,591
Trane Technologies PLC	475	214,368
Waste Management, Inc.	1,858	392,893
Total Industrials		3,544,326

Information Technology (32.25%)
Amphenol Corp., Class A	4,647	691,288
Apple, Inc.	5,010	1,563,420
Broadcom, Inc.	655	292,634
Intel Corp.(a)	5,685	651,956
International Business Machines Corp.	1,026	305,543
Lam Research Corp.	2,283	726,405
Microsoft Corp.	3,510	1,580,342
Motorola Solutions, Inc.	685	276,247
NVIDIA Corp.	5,671	1,197,375
Snowflake, Inc., Class A(a)	2,355	601,820
Synopsys, Inc.(a)	445	211,651
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,746	1,149,064
TE Connectivity PLC	1,565	333,987
Total Information Technology		9,581,732

Materials (2.23%)
Freeport-McMoRan, Inc.	5,028	330,390
Linde PLC	669	332,954
Total Materials		663,344

Real Estate (1.99%)
Equity LifeStyle Properties, Inc.	4,327	267,279
Welltower, Inc.	1,575	323,395
Total Real Estate		590,674

Utilities (2.30%)
Alliant Energy Corp.(b)	3,920	280,711
Duke Energy Corp.	2,387	292,957
NRG Energy, Inc.	823	110,348
Total Utilities		684,016

TOTAL COMMON STOCKS
(Cost $21,159,119)		29,060,735

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.85%)
Money Market Fund (2.12%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $630,546)	3.55%	630,546	630,546

See Notes to Financial Statements and Financial Highlights.

2 | alpsfunds.com

ALPS Active Equity Opportunity ETF

Schedule of Investments	May 31, 2026 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (continued)
Investments Purchased with Collateral from Securities Loaned (1.73%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%
(Cost $514,190)		514,190	$514,190

TOTAL SHORT TERM INVESTMENTS
(Cost $1,144,736)			1,144,736

TOTAL INVESTMENTS (101.66%)
(Cost $22,303,855)			$30,205,471
LIABILITIES IN EXCESS OF OTHER ASSETS(-1.66%)			(492,638)
NET ASSETS - 100.00%			$29,712,833

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is 670,431.

See Notes to Financial Statements and Financial Highlights.

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ALPS Active Equity Opportunity ETF

Statement of Assets and Liabilities	May 31, 2026 (Unaudited)

ASSETS:
Investments, at value(a)	$30,205,471
Dividends receivable	33,444
Total Assets	30,238,915

LIABILITIES:
Payable to adviser	11,892
Payable for collateral upon return of securities loaned	514,190
Total Liabilities	526,082
NET ASSETS	$29,712,833

NET ASSETS CONSIST OF:
Paid-in capital	$44,320,256
Total distributable earnings/(accumulated losses)	(14,607,423)
NET ASSETS	$29,712,833

INVESTMENTS, AT COST	$22,303,855

PRICING OF SHARES:
Net Assets	$29,712,833
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	400,002
Net Asset Value, offering and redemption price per share	$74.28

(a)	Includes $670,431 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

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ALPS Active Equity Opportunity ETF

Statement of Operations	For the Six Months Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income*	$166,100
Securities lending income	1,130
Total investment income	167,230

EXPENSES:
Investment adviser fees	66,426
Total expenses	66,426
NET INVESTMENT INCOME	100,804

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments	301,070
Net realized gain on forward foreign currency transactions	319
Total net realized gain	301,389
Net change in unrealized appreciation on investments	2,645,342
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(25)
Total net change in unrealized appreciation on investments	2,645,317
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,946,706
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,047,510
* Net of foreign tax withholding:	$1,050

See Notes to Financial Statements and Financial Highlights.

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ALPS Active Equity Opportunity ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$100,804	$216,227
Net realized gain	301,389	3,011,181
Net change in unrealized appreciation/(depreciation)	2,645,317	(1,938,249)
Net increase in net assets resulting from operations	3,047,510	1,289,159

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(90,728)	(219,094)
Total distributions	(90,728)	(219,094)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	—	17,836,708
Cost of shares redeemed	—	(16,286,483)
Net increase from capital share transactions	—	1,550,225

Net increase in net assets	2,956,782	2,620,290

NET ASSETS:
Beginning of period	26,756,051	24,135,761
End of period	$29,712,833	$26,756,051

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	400,002	400,002
Shares sold	—	300,000
Shares redeemed	—	(300,000)
Shares outstanding, end of period	400,002	400,002

See Notes to Financial Statements and Financial Highlights.

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ALPS Active Equity Opportunity ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$66.89		$60.34	$45.29	$42.66		$45.99	$37.58

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.25		0.54	0.54	0.66		0.48	0.42
Net realized and unrealized gain/(loss)	7.37		6.54	15.02	2.62		(3.23)	8.43
Total from investment operations	7.62		7.08	15.56	3.28		(2.75)	8.85

DISTRIBUTIONS:
From net investment income	(0.23)		(0.53)	(0.51)	(0.65)		(0.57)	(0.44)
From tax return of capital	–		–	–	–		(0.01)	–
Total distributions	(0.23)		(0.53)	(0.51)	(0.65)		(0.58)	(0.44)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	7.39		6.55	15.05	2.63		(3.33)	8.41
NET ASSET VALUE, END OF PERIOD	$74.28		$66.89	$60.34	$45.29		$42.66	$45.99

TOTAL RETURN(b)	11.42%		11.84%	34.50%	7.81%		(5.98)%	23.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$29,713		$26,756	$24,136	$23,780		$28,799	$51,735
Ratio of expenses to average net assets	0.48	%(c)	0.48%	0.48%	0.50	%(d)	0.52%	0.52%
Ratio of net investment income to average net assets	0.73	%(c)	0.91%	1.01%	1.55%		1.10%	0.97%
Portfolio turnover rate(e)	15%		42%	33%	129%		113%	5%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Effective June 1, 2023, the investment adviser fee changed from 0.52% to 0.48%.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

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ALPS Active Equity Opportunity ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2026, the Trust consisted of twenty-five separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Active Equity Opportunity ETF (the “Fund”).

The investment objective of the Fund is to seek to provide capital appreciation. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities and/or cash. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. The Fund’s Treasurer is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

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ALPS Active Equity Opportunity ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

ALPS Active Equity Opportunity ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$29,060,735	$–	$–	$29,060,735
Short Term Investments	1,144,736	–	–	1,144,736
Total	$30,205,471	$–	$–	$30,205,471

*	For a detailed sector breakdown, see the accompanying schedule of investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2026.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

Dividends from net investment income for the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

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ALPS Active Equity Opportunity ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2026.

The tax character of the distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2025
ALPS Active Equity Opportunity ETF	$219,094	$—	$—

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2025, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Active Equity Opportunity ETF	$14,115,440	$8,657,766

As of May 31, 2026, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS Active Equity Opportunity ETF	$8,309,442	$(474,852)	$7,834,590	$22,370,881

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2026.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

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ALPS Active Equity Opportunity ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of May 31, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Active Equity Opportunity ETF	$670,431	$514,190	$172,072	$686,262

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2026:

ALPS Active Equity Opportunity ETF

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$514,190	$—	$—	$—	$514,190
Total Borrowings					514,190
Gross amount of recognized liabilities for securities lending (collateral received)					$514,190

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.48% of the Fund’s average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Fund.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles.

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ALPS Active Equity Opportunity ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
ALPS Active Equity Opportunity ETF	$4,175,399	$4,078,310

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments), defaults and shutdowns, bank failures, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, technological developments (including those related to artificial intelligence) or failures (for example, widespread system outages or disruptions or faulty updates to software applications) and other similar events and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, bank failures, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, recessions, supply chain disruptions and related geopolitical events.

7. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

8. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

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ALPS Active Equity Opportunity ETF

Additional Information	May 31, 2026 (Unaudited)

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	Qualified Dividend Income	Dividend Received Deduction
ALPS | Active Equity Opportunity ETF	100.00%	85.47%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2025 via Form 1099. The Fund will notify shareholders in early 2027 of amounts paid to them by the Fund, if any, during the calendar year 2026.

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ALPS Active Equity Opportunity ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

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ALPS Active Equity Opportunity ETF

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

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ALPS Active Equity Opportunity ETF

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Edmund J. Burke, Trustee	$97,000	$–	$97,000
Jeremy W. Deems, Trustee	100,000	–	100,000
Rick A. Pederson, Trustee	106,000	–	106,000
Joseph F. Keenan, Trustee	92,000	–	92,000
Susan K. Wold, Trustee	92,000	–	92,000
Laton Spahr, President and Trustee*	–	–	–
Total	$487,000	$–	$487,000

*	Mr. Spahr, the President of the Trust, is deemed an “interested person” by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund’s unitary fee arrangement, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

16 | alpsfunds.com

ALPS Active Equity Opportunity ETF

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

17 | alpsfunds.com

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETF.

SS&C | ALPS ADVISORS

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FINANCIAL STATEMENTS & OTHER INFORMATION

Semi-Annual Report

May 31, 2026

ALPS Active REIT ETF

(NASDAQ: REIT)

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements and Financial Highlights	7
Additional Information	13
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	14
Proxy Disclosures for Open-End Management Investment Companies	15
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	16
Statement Regarding Basis for Approval of Investment Advisory Contract	17

ALPS Active REIT ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.14%)
Data Center REITs (15.13%)
Blackstone Digital Infrastructure Trust, Inc.(a)	48,466	$1,048,319
Digital Realty Trust, Inc.	8,676	1,648,440
Equinix, Inc.	4,896	5,229,124
Total Data Center REITs		7,925,883

Diversified REITs (6.69%)
Broadstone Net Lease, Inc.	51,985	1,051,657
Essential Properties Realty Trust, Inc.	37,745	1,154,242
WP Carey, Inc.	17,470	1,300,117
Total Diversified REITs		3,506,016

Health Care REITs (16.94%)
Alexandria Real Estate Equities, Inc.	16,067	798,209
CareTrust REIT, Inc.	42,240	1,724,237
Sabra Health Care REIT, Inc.	85,332	1,697,253
Welltower, Inc.	22,666	4,654,010
Total Health Care REITs		8,873,709

Hotel & Resort REITs (3.59%)
Host Hotels & Resorts, Inc.	81,889	1,881,809

Industrial REITs (12.66%)
Americold Realty Trust, Inc.	48,796	765,609
Prologis, Inc.	33,769	4,844,839
Terreno Realty Corp.	15,525	1,019,837
Total Industrial REITs		6,630,285

Multi-Family Residential REITs (7.66%)
AvalonBay Communities, Inc.	9,852	1,798,088
Essex Property Trust, Inc.	8,123	2,214,655
Total Multi-Family Residential REITs		4,012,743

Office REITs (3.37%)
BXP, Inc.(b)	13,443	806,714
Cousins Properties, Inc.	35,824	960,442
Total Office REITs		1,767,156

Other Specialized REITs (5.16%)
Gaming and Leisure Properties, Inc.	22,835	1,072,560
VICI Properties, Inc.	57,859	1,632,781
Total Other Specialized REITs		2,705,341

Retail REITs (12.38%)
Curbline Properties Corp.	40,107	1,168,317
InvenTrust Properties Corp.	42,884	1,420,747
Macerich Co.	66,935	1,507,376
Simon Property Group, Inc.	11,647	2,386,587
Total Retail REITs		6,483,027

Self-Storage REITs (5.98%)
CubeSmart	31,396	1,255,840
Public Storage	6,187	1,878,930

Security Description	Shares	Value
Self-Storage REITs (5.98%) (continued)
Total Self-Storage REITs		$3,134,770

Single-Family Residential REITs (5.44%)
Equity LifeStyle Properties, Inc.	19,159	1,183,451
Invitation Homes, Inc.	56,927	1,665,115
Total Single-Family Residential REITs		2,848,566

Telecom Tower REITs (2.14%)
American Tower Corp.	6,001	1,121,947

TOTAL COMMON STOCKS
(Cost $45,235,803)		50,891,252

REAL ESTATE INVESTMENT TRUSTS (1.55%)
Industrial REITs (1.55%)
LXP Industrial Trust	15,705	811,006

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $759,002)		811,006

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.32%)
Money Market Fund (1.32%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $691,820)	3.55%	691,820	691,820

TOTAL SHORT TERM INVESTMENTS
(Cost $691,820)			691,820

TOTAL INVESTMENTS (100.01%)
(Cost $46,686,625)			$52,394,078
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.01%)			(2,483)
NET ASSETS - 100.00%			$52,391,595

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $701,397.

See Notes to Financial Statements and Financial Highlights.

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ALPS Active REIT ETF
Statement of Assets and Liabilities	May 31, 2026 (Unaudited)

ASSETS:
Investments, at value(a)	$52,394,078
Dividends receivable	27,052
Total Assets	52,421,130

LIABILITIES:
Payable to adviser	29,535
Total Liabilities	29,535
NET ASSETS	$52,391,595

NET ASSETS CONSIST OF:
Paid-in capital	$48,232,210
Total distributable earnings/(accumulated losses)	4,159,385
NET ASSETS	$52,391,595

INVESTMENTS, AT COST	$46,686,625

PRICING OF SHARES:
Net Assets	$52,391,595
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,760,002
Net Asset Value, offering and redemption price per share	$29.77

(a)	Includes $701,397 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

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ALPS Active REIT ETF
Statement of Operations	For the Six Months Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$884,153
Securities lending income	368
Total investment income	884,521

EXPENSES:
Investment adviser fees	161,657
Total expenses	161,657
NET INVESTMENT INCOME	722,864

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	1,168,183
Net change in unrealized appreciation on investments	3,539,875
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,708,058
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,430,922

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

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ALPS Active REIT ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$722,864	$1,025,627
Net realized gain/(loss)	1,168,183	(890,898)
Net change in unrealized appreciation/(depreciation)	3,539,875	(2,705,994)
Net increase/(decrease) in net assets resulting from operations	5,430,922	(2,571,265)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(667,050)	(1,086,957)
From tax return of capital	—	(226,937)
Total distributions	(667,050)	(1,313,894)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,754,705	14,304,799
Cost of shares redeemed	(1,891,988)	(6,031,077)
Net increase from capital share transactions	1,862,717	8,273,722

Net increase in net assets	6,626,589	4,388,563

NET ASSETS:
Beginning of period	45,765,006	41,376,443
End of period	$52,391,595	$45,765,006

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,700,002	1,400,002
Shares sold	130,000	525,000
Shares redeemed	(70,000)	(225,000)
Shares outstanding, end of period	1,760,002	1,700,002

See Notes to Financial Statements and Financial Highlights.

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ALPS Active REIT ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Period February 25, 2021 (Commencement of Operations) to November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$26.92		$29.55	$24.02	$25.23	$29.56	$24.62

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.42		0.63	0.73	0.74	0.54	0.37
Net realized and unrealized gain/(loss)	2.82		(2.44)	5.70	(1.16)	(3.39)	5.01
Total from investment operations	3.24		(1.81)	6.43	(0.42)	(2.85)	5.38

DISTRIBUTIONS:
From net investment income	(0.39)		(0.68)	(0.80)	(0.70)	(0.53)	(0.38)
From net realized gain on investments	–		–	–	–	(0.83)	(0.06)
From tax return of capital	–		(0.14)	(0.10)	(0.09)	(0.12)	–
Total distributions	(0.39)		(0.82)	(0.90)	(0.79)	(1.48)	(0.44)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.85		(2.63)	5.53	(1.21)	(4.33)	4.94
NET ASSET VALUE, END OF PERIOD	$29.77		$26.92	$29.55	$24.02	$25.23	$29.56

TOTAL RETURN(b)	12.21%		(6.06)%	27.28%	(1.54)%	(10.17)%	22.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$52,392		$45,765	$41,376	$18,015	$18,040	$24,238

Ratio of expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68	%(c)
Ratio of net investment income to average net assets	3.04	%(c)	2.36%	2.74%	3.04%	1.96%	1.69	%(c)
Portfolio turnover rate(d)	25%		61%	79%	68%	120%	92%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

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ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2026, the Trust consisted of twenty-five separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Active REIT ETF (the “Fund”). The investment objective of the Fund is to seek total return through dividends and capital appreciation. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the Nasdaq Stock Market LLC (“Nasdaq Exchange”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 5,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. The Fund’s Treasurer is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

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ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

ALPS Active REIT ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$50,891,252	$–	$–	$50,891,252
Real Estate Investment Trusts*	811,006	–	–	811,006
Short Term Investments	691,820	–	–	691,820
Total	$52,394,078	$–	$–	$52,394,078

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2026.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

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ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2026.

The tax character of the distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2025
ALPS Active REIT ETF	$1,086,957	$—	$226,937

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2025, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Active REIT ETF	$1,519,074	$1,149,725

As of May 31, 2026, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS Active REIT ETF	$6,817,786	$(1,193,623)	$5,624,163	$46,769,915

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2026.

F. Real Estate Investment Trusts ("REITs")

As part of its investments in real estate related securities, the Fund will invest in REITs and is subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners or unitholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of the Fund's investment strategy results in the Fund investing in REIT shares, the percentage of the Fund's dividend income received from REIT shares will likely exceed the percentage of the Fund's portfolio that is comprised of REIT shares. Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund's investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to the Fund's investments in REITs, the Fund may also make distributions in excess of the Fund's earnings and capital gains. Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder.

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ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

G. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Code applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six-month period ended May 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

H. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of each Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Active REIT ETF	$701,397	$—	$722,909	$722,909

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB's indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB's expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2026:

ALPS Active REIT ETF

Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$—	$—	$—	$—	$—
Total Borrowings					—
Gross amount of recognized liabilities for securities lending (collateral received)					$—

10 | alpsfunds.com

ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.68% of the Fund’s average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

GSI Capital Advisors LLC (the “Sub-Adviser”) serves as the Fund's sub-adviser pursuant to a sub-advisory agreement with the Trust (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of 0.35% of the Fund's average daily net assets.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Active REIT ETF	$15,421,756	$13,584,220

For the six months ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Active REIT ETF	$3,707,226	$1,861,920

For the six months ended May 31, 2026, the in-kind net realized gain/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Active REIT ETF	$301,922

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 5,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments), defaults and shutdowns, bank failures, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, technological developments (including those related to artificial intelligence) or failures (for example, widespread system outages or disruptions or faulty updates to software applications) and other similar events and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, bank failures, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, recessions, supply chain disruptions and related geopolitical events.

11 | alpsfunds.com

ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

7. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

8. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

12 | alpsfunds.com

ALPS Active REIT ETF

Additional Information	May 31, 2026 (Unaudited)

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	Qualified Dividend Income	Dividend Received Deduction	199A
ALPS Active REIT ETF	2.17%	0.00%	88.67%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2025 via Form 1099. The Fund will notify shareholders in early 2027 of amounts paid to them by the Fund, if any, during the calendar year 2026.

13 | alpsfunds.com

ALPS Active REIT ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

14 | alpsfunds.com

ALPS Active REIT ETF

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

15 | alpsfunds.com

ALPS Active REIT ETF

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Edmund J. Burke, Trustee	$97,000	$–	$97,000
Jeremy W. Deems, Trustee	100,000	–	100,000
Rick A. Pederson, Trustee	106,000	–	106,000
Joseph F. Keenan, Trustee	92,000	–	92,000
Susan K. Wold, Trustee	92,000	–	92,000
Laton Spahr, President and Trustee*	–	–	–
Total	$487,000	$–	$487,000

*	Mr. Spahr, the President of the Trust, is deemed an "interested person" by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund's unitary fee arrangement, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

16 | alpsfunds.com

ALPS Active REIT ETF

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

17 | alpsfunds.com

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETFs.

SS&C | ALPS ADVISORS

alpsfunds.com | 1-866-759-5679

SS&C | ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Semi-Annual Report

May 31, 2026

ALPS Equal Sector Weight ETF

(NYSE Arca: EQL)

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements and Financial Highlights	12
Additional Information	18
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	19
Proxy Disclosures for Open-End Management Investment Companies	20
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	21
Statement Regarding Basis for Approval of Investment Advisory Contract	22

ALPS Equal Sector Weight ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.77%)
Communication Services (9.60%)
Alphabet, Inc., Class A	108,625	$41,314,432
AT&T, Inc.	70,000	1,736,000
Charter Communications, Inc., Class A(a)	845	121,722
Comcast Corp., Class A	35,665	886,989
Electronic Arts, Inc.	2,250	453,870
Fox Corp., Class A	3,250	207,740
Liberty Media Corp.-Liberty Formula One(a)	2,430	220,620
Live Nation Entertainment, Inc.(a)	1,565	263,562
Meta Platforms, Inc., Class A	21,880	13,839,319
Netflix, Inc.(a)	42,020	3,614,560
News Corp., Class A	4,985	130,109
Omnicom Group, Inc.	3,075	223,583
Pinterest, Inc., Class A(a)	5,570	111,679
Reddit, Inc.(a)	1,350	237,600
ROBLOX Corp., Class A(a)	6,165	290,680
Spotify Technology SA(a)	1,525	758,962
Take-Two Interactive Software, Inc.(a)	1,715	384,434
T-Mobile US, Inc.	4,870	913,271
Trade Desk, Inc., Class A(a)	1,430	30,831
Verizon Communications, Inc.	42,225	2,018,777
Walt Disney Co.	17,710	1,803,409
Warner Bros Discovery, Inc.(a)	23,605	637,571
Zillow Group, Inc.(a)	12,285	429,975
Total Communication Services		70,629,695

Consumer Discretionary (9.34%)
Airbnb, Inc., Class A(a)	4,460	594,563
Amazon.com, Inc.(a)	106,405	28,797,449
AutoZone, Inc.(a)	180	528,334
Best Buy Co., Inc.	2,140	166,813
Booking Holdings, Inc.	8,645	1,447,433
Burlington Stores, Inc.(a)	685	221,824
Carnival Corp., Ltd.	12,475	350,049
Carvana Co.(a)	7,355	536,915
Chipotle Mexican Grill, Inc.(a)	14,140	450,500
Darden Restaurants, Inc.	1,250	254,887
Domino's Pizza, Inc.	375	116,467
DoorDash, Inc., Class A(a)	3,885	618,842
DR Horton, Inc.	3,005	442,005
DraftKings, Inc., Class A(a)	5,185	126,981
eBay, Inc.	4,880	533,238
Expedia Group, Inc.	1,260	284,495
Ford Motor Co.	42,715	744,950
Garmin, Ltd.	1,795	419,886
General Motors Co.	9,865	821,163
Genuine Parts Co.	1,505	148,543
Hilton Worldwide Holdings, Inc.	2,570	842,086
Home Depot, Inc.	10,885	3,452,069
Las Vegas Sands Corp.	3,095	156,514
Lennar Corp., Class A	2,560	229,837
Lowe's Cos., Inc.	6,135	1,315,099

Security Description	Shares	Value
Consumer Discretionary (9.34%) (continued)
Lululemon Athletica, Inc.(a)	1,120	$146,922
Marriott International, Inc., Class A	2,370	890,172
McDonald's Corp.	7,765	2,167,988
NIKE, Inc., Class B	12,700	587,121
NVR, Inc.(a)	30	183,144
O'Reilly Automotive, Inc.(a)	9,100	790,608
PulteGroup, Inc.	2,220	262,360
Rivian Automotive, Inc.(a)	8,955	145,966
Ross Stores, Inc.	3,460	801,786
Royal Caribbean Cruises, Ltd.	2,775	789,848
Somnigroup International, Inc.	2,050	145,160
Starbucks Corp.	12,425	1,232,063
Tapestry, Inc.	2,210	321,467
Tesla, Inc.(a)	30,795	13,420,153
TJX Cos., Inc.	12,125	1,876,344
Tractor Supply Co.	5,740	180,982
Ulta Beauty, Inc.(a)	485	246,792
Viking Holdings, Ltd.(a)	2,270	209,090
Williams-Sonoma, Inc.	1,280	260,570
Yum! Brands, Inc.	3,015	446,069
Total Consumer Discretionary		68,705,547

Consumer Staples (8.40%)
Altria Group, Inc.	35,545	2,473,221
Archer-Daniels-Midland Co.	10,155	810,166
Brown-Forman Corp., Class B	6,930	178,240
Bunge Global SA	3,410	420,453
Casey's General Stores, Inc.	775	594,533
Church & Dwight Co., Inc.	5,035	481,497
Coca-Cola Co.	90,930	7,184,379
Colgate-Palmolive Co.	17,035	1,535,365
Constellation Brands, Inc., Class A	3,250	451,165
Costco Wholesale Corp.	9,420	9,008,534
Dollar General Corp.	2,390	264,358
Dollar Tree, Inc.(a)	2,170	252,675
Estee Lauder Cos., Inc., Class A	2,705	240,610
General Mills, Inc.	11,305	382,222
Hershey Co.	3,085	598,583
Kenvue, Inc.	40,780	704,678
Keurig Dr Pepper, Inc.	27,565	827,777
Kimberly-Clark Corp.	7,050	688,080
Kraft Heinz Co.	25,105	602,771
Kroger Co.	13,355	830,013
McCormick & Co., Inc.	5,620	266,219
Mondelez International, Inc., Class A	27,235	1,665,965
Monster Beverage Corp.(a)	14,815	1,304,905
PepsiCo, Inc.	29,000	4,181,510
Philip Morris International, Inc.	33,075	5,866,844
Procter & Gamble Co.	49,445	7,098,324
Sysco Corp.	10,165	770,609
Target Corp.	4,930	626,455
Tyson Foods, Inc., Class A	5,850	356,967
US Foods Holding Corp.(a)	4,660	381,421

See Notes to Financial Statements and Financial Highlights.

2 | alpsfunds.com

ALPS Equal Sector Weight ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
Consumer Staples (8.40%) (continued)
Walmart, Inc.	92,990	$10,763,593
Total Consumer Staples		61,812,132

Energy (8.58%)
Baker Hughes Co.	29,435	1,880,308
Cheniere Energy, Inc.	6,225	1,399,753
Chevron Corp.	59,200	10,801,632
ConocoPhillips	36,405	4,149,442
Devon Energy Corp.	32,630	1,451,709
Diamondback Energy, Inc.	5,305	1,015,801
EOG Resources, Inc.	15,945	2,126,744
EQT Corp.	17,885	982,423
Expand Energy Corp.	7,090	659,228
Exxon Mobil Corp.	123,915	17,999,893
Halliburton Co.	24,845	965,228
Kinder Morgan, Inc.	57,845	1,797,823
Marathon Petroleum Corp.	8,765	2,180,469
Occidental Petroleum Corp.	29,290	1,658,693
ONEOK, Inc.	18,740	1,573,036
Phillips 66	11,920	2,096,490
SLB, Ltd.	44,410	2,422,565
Targa Resources Corp.	6,305	1,608,216
Texas Pacific Land Corp.	3,985	1,566,105
Valero Energy Corp.	8,865	2,170,329
Williams Cos., Inc.	36,230	2,586,460
Total Energy		63,092,347

Financials (8.90%)
Affirm Holdings, Inc.(a)	2,480	182,652
Aflac, Inc.	4,095	460,360
Allstate Corp.	2,300	474,007
American Express Co.	6,090	1,927,302
American International Group, Inc.	4,750	352,592
Ameriprise Financial, Inc.	805	358,797
Aon PLC, Class A	1,875	592,613
Apollo Global Management, Inc.	3,630	467,217
Arch Capital Group, Ltd.(a)	3,055	272,934
Arthur J Gallagher & Co.	2,270	456,520
Bank of America Corp.	63,635	3,283,566
Bank of New York Mellon Corp.	6,090	849,129
Berkshire Hathaway, Inc., Class B(a)	16,530	7,843,154
Blackrock, Inc.	1,270	1,329,538
Blackstone, Inc.	6,535	764,399
Block, Inc.(a)	4,660	352,855
Brown & Brown, Inc.	2,580	145,125
Capital One Financial Corp.	5,475	1,028,917
Carlyle Group, Inc.	2,310	104,943
Cboe Global Markets, Inc.	930	310,211
Charles Schwab Corp.	14,655	1,280,114
Chubb, Ltd.	3,460	1,078,586
Cincinnati Financial Corp.	1,350	212,517
Citigroup, Inc.	15,505	1,952,079
Citizens Financial Group, Inc.	3,740	232,852
CME Group, Inc.	3,165	865,754

Security Description	Shares	Value
Financials (8.90%) (continued)
Coinbase Global, Inc.(a)	1,905	$360,102
Corebridge Financial, Inc.	3,490	94,230
Corpay, Inc.(a)	585	211,653
Erie Indemnity Co., Class A	220	46,875
Fidelity National Information Services, Inc.	4,570	196,464
Fifth Third Bancorp	7,990	398,941
First Citizens BancShares, Inc., Class A	70	139,336
Fiserv, Inc.(a)	4,710	266,398
Global Payments, Inc.	2,090	157,816
Goldman Sachs Group, Inc.	2,635	2,702,351
Hartford Insurance Group, Inc.	2,440	310,197
Huntington Bancshares, Inc.	17,955	293,744
Interactive Brokers Group, Inc.	3,845	334,400
Intercontinental Exchange, Inc.	5,025	742,946
JPMorgan Chase & Co.	23,885	7,149,019
KeyCorp	9,665	206,154
Loews Corp.	1,515	156,878
LPL Financial Holdings, Inc.	705	193,008
M&T Bank Corp.	1,320	285,265
Markel Group, Inc.(a)	110	199,715
Marsh & McLennan Cos., Inc.	4,295	687,071
Mastercard, Inc., Class A	7,220	3,566,536
MetLife, Inc.	4,840	400,220
Moody's Corp.	1,575	713,869
Morgan Stanley	10,720	2,229,760
MSCI, Inc.	625	394,612
Nasdaq, Inc.	3,985	368,692
Northern Trust Corp.	1,625	268,856
PayPal Holdings, Inc.	8,180	366,055
PNC Financial Services Group, Inc.	3,570	789,398
Principal Financial Group, Inc.	1,905	197,396
Progressive Corp.	5,195	989,128
Prudential Financial, Inc.	3,085	310,474
Raymond James Financial, Inc.	1,575	225,871
Regions Financial Corp.	7,655	214,340
Robinhood Markets, Inc.(a)	6,790	640,297
Rocket Cos., Inc.(a)	7,515	109,043
S&P Global, Inc.	2,655	1,125,720
SoFi Technologies, Inc.(a)	11,135	202,880
State Street Corp.	2,460	382,874
Synchrony Financial	3,065	218,964
T Rowe Price Group, Inc.	1,895	198,084
Toast, Inc.(a)	4,295	111,799
Travelers Cos., Inc.	1,905	556,050
Truist Financial Corp.	11,085	534,408
US Bancorp	13,790	756,382
Visa, Inc., Class A	14,920	4,869,291
W R Berkley Corp.	1,955	124,221
Wells Fargo & Co.	27,385	2,123,433
Willis Towers Watson PLC	825	205,978
Total Financials		65,505,927

See Notes to Financial Statements and Financial Highlights.

3 | alpsfunds.com

ALPS Equal Sector Weight ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
Health Care (8.50%)
Abbott Laboratories	19,680	$1,684,608
AbbVie, Inc.	20,135	4,383,792
Agilent Technologies, Inc.	3,220	436,407
Alnylam Pharmaceuticals, Inc.(a)	1,505	454,480
Amgen, Inc.	6,135	2,066,207
Becton Dickinson & Co.	3,250	478,140
Biogen, Inc.(a)	1,665	326,340
Boston Scientific Corp.(a)	16,835	813,299
Bristol-Myers Squibb Co.	23,150	1,323,717
Cardinal Health, Inc.	2,685	528,408
Cencora, Inc.	2,210	595,286
Centene Corp.(a)	5,485	326,906
Cigna Group	2,955	819,717
Cooper Cos., Inc.(a)	2,210	135,274
CVS Health Corp.	14,485	1,317,845
Danaher Corp.	7,355	1,343,538
Dexcom, Inc.(a)	4,295	316,713
Edwards Lifesciences Corp.(a)	6,525	564,217
Elevance Health, Inc.	2,500	982,975
Eli Lilly & Co.	9,685	10,701,925
GE HealthCare Technologies, Inc.	5,185	323,233
Gilead Sciences, Inc.	14,130	1,899,496
HCA Healthcare, Inc.	1,725	652,981
Humana, Inc.	1,370	418,425
IDEXX Laboratories, Inc.(a)	900	507,177
Illumina, Inc.(a)	1,695	276,217
Incyte Corp.(a)	2,250	217,665
Insmed, Inc.(a)	2,430	259,791
Insulet Corp.(a)	795	115,227
Intuitive Surgical, Inc.(a)	4,015	1,704,930
IQVIA Holdings, Inc.(a)	1,915	348,932
Johnson & Johnson	27,435	6,181,928
Labcorp Holdings, Inc.	940	244,456
McKesson Corp.	1,390	1,031,992
Medtronic PLC	14,625	1,079,471
Merck & Co., Inc.	28,130	3,339,594
Mettler-Toledo International, Inc.(a)	220	259,728
Natera, Inc.(a)	1,545	345,107
Pfizer, Inc.	64,775	1,695,809
Quest Diagnostics, Inc.	1,240	241,676
Regeneron Pharmaceuticals, Inc.	1,160	713,145
ResMed, Inc.	1,645	313,488
STERIS PLC	1,120	238,258
Stryker Corp.	4,095	1,249,343
Tenet Healthcare Corp.(a)	980	171,814
Thermo Fisher Scientific, Inc.	4,225	2,080,855
United Therapeutics Corp.(a)	485	270,058
UnitedHealth Group, Inc.	10,330	3,928,602
Veeva Systems, Inc., Class A(a)	1,705	297,250
Vertex Pharmaceuticals, Inc.(a)	2,885	1,291,153
Waters Corp.(a)	1,120	429,598
West Pharmaceutical Services, Inc.	805	259,862
Zimmer Biomet Holdings, Inc.	2,230	183,596

Security Description	Shares	Value
Health Care (8.50%) (continued)
Zoetis, Inc.	4,780	$371,358
Total Health Care		62,542,009

Industrials (8.99%)
3M Co.	6,135	939,453
AMETEK, Inc.	2,655	599,632
Automatic Data Processing, Inc.	4,680	1,038,211
Axon Enterprise, Inc.(a)	900	403,848
Bloom Energy Corp., Class A(a)	3,055	870,675
Boeing Co.(a)	9,130	2,110,399
Broadridge Financial Solutions, Inc.	1,350	207,522
Carrier Global Corp.	9,140	583,772
Caterpillar, Inc.	5,405	4,734,077
CH Robinson Worldwide, Inc.	1,370	244,751
Cintas Corp.	3,985	682,471
Comfort Systems USA, Inc.	405	740,425
Copart, Inc.(a)	10,260	336,220
CSX Corp.	21,605	977,842
Cummins, Inc.	1,605	1,037,841
Curtiss-Wright Corp.	435	325,210
Deere & Co.	2,915	1,580,455
Delta Air Lines, Inc.	7,565	623,961
Dover Corp.	1,565	330,778
Eaton Corp. PLC	4,510	1,806,706
EMCOR Group, Inc.	515	425,812
Emerson Electric Co.	6,525	938,426
Equifax, Inc.	1,060	175,737
Expeditors International of Washington, Inc.	1,545	244,095
Fastenal Co.	13,345	589,849
FedEx Corp.	2,500	1,029,375
Ferguson Enterprises, Inc.	2,260	510,692
Fortive Corp.	3,560	207,619
FTAI Aviation, Ltd.	1,170	304,598
GE Vernova, Inc.	3,125	3,026,000
General Dynamics Corp.	3,125	1,083,813
General Electric Co.	12,175	3,941,778
Graco, Inc.	1,905	143,732
HEICO Corp.	1,180	410,852
Honeywell International, Inc.	7,395	1,758,975
Howmet Aerospace, Inc.	4,620	1,193,115
Hubbell, Inc.	615	291,270
Illinois Tool Works, Inc.	3,350	828,388
Ingersoll Rand, Inc.	4,550	325,962
Jacobs Solutions, Inc.	1,380	165,407
JB Hunt Transport Services, Inc.	880	243,258
Johnson Controls International PLC	7,100	951,826
L3Harris Technologies, Inc.	2,170	683,941
Leidos Holdings, Inc.	1,465	187,227
Lennox International, Inc.	375	188,310
Lockheed Martin Corp.	2,685	1,424,258
Norfolk Southern Corp.	2,600	792,896
Northrop Grumman Corp.	1,655	932,890
nVent Electric PLC	1,865	311,436

See Notes to Financial Statements and Financial Highlights.

4 | alpsfunds.com

ALPS Equal Sector Weight ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
Industrials (8.99%) (continued)
Old Dominion Freight Line, Inc.	2,140	$481,821
Otis Worldwide Corp.	4,520	320,197
PACCAR, Inc.	6,000	662,220
Parker-Hannifin Corp.	1,475	1,245,829
Paychex, Inc.	3,740	362,705
Pentair PLC	1,885	133,533
Quanta Services, Inc.	1,725	1,227,734
Republic Services, Inc.	2,310	463,016
Rocket Lab Corp.(a)	6,525	936,207
Rockwell Automation, Inc.	1,300	586,378
Rollins, Inc.	3,420	162,792
RTX Corp.	15,615	2,805,391
Snap-on, Inc.	595	220,870
Southwest Airlines Co.	5,650	242,668
SS&C Technologies Holdings, Inc.	1,845	124,574
Textron, Inc.	2,005	183,979
Trane Technologies PLC	2,560	1,155,328
TransDigm Group, Inc.	645	811,616
TransUnion	1,695	121,294
Uber Technologies, Inc.(a)	21,575	1,518,880
Union Pacific Corp.	6,900	1,812,216
United Airlines Holdings, Inc.(a)	3,730	428,204
United Parcel Service, Inc., Class B	8,655	923,402
United Rentals, Inc.	725	721,861
Veralto Corp.	2,885	237,234
Verisk Analytics, Inc.	1,605	280,859
Vertiv Holdings Co.	4,380	1,382,810
Waste Management, Inc.	4,680	989,633
Watsco, Inc.	405	148,676
Westinghouse Air Brake Technologies Corp.	1,955	510,568
Woodward, Inc.	685	239,771
WW Grainger, Inc.	515	635,634
XPO, Inc.(a)	1,320	282,810
Xylem, Inc.	2,825	309,451
Total Industrials		66,155,947

Information Technology (11.63%)
Accenture PLC, Class A	7,140	1,335,680
Adobe, Inc.(a)	1,360	352,526
Advanced Micro Devices, Inc.(a)	5,405	2,789,521
Amphenol Corp., Class A	4,075	606,197
Analog Devices, Inc.	1,625	672,506
Apple, Inc.	48,850	15,244,131
Applied Materials, Inc.	2,635	1,185,908
AppLovin Corp., Class A(a)	735	450,621
Arista Networks, Inc.(a)	3,460	551,766
Astera Labs, Inc.(a)	455	155,997
Atlassian Corp., Class A(a)	525	56,495
Autodesk, Inc.(a)	695	160,760
Broadcom, Inc.	15,465	6,909,298
Cadence Design Systems, Inc.(a)	910	341,186
CDW Corp.	1,505	188,802
Ciena Corp.(a)	465	269,807

Security Description	Shares	Value
Information Technology (11.63%) (continued)
Cisco Systems, Inc.	13,135	$1,581,717
Cloudflare, Inc., Class A(a)	1,050	253,911
Cognizant Technology Solutions Corp., Class A	1,595	88,929
Coherent Corp.(a)	585	211,460
CoreWeave, Inc.(a)	3,210	351,591
Corning, Inc.	2,635	477,357
Credo Technology Group Holding, Ltd.(a)	555	130,997
Crowdstrike Holdings, Inc., Class A(a)	805	588,455
Datadog, Inc., Class A(a)	1,080	267,138
Dell Technologies, Inc.	1,040	437,746
Docusign, Inc.(a)	655	34,401
Dynatrace, Inc.(a)	990	42,164
Everpure, Inc.(a)	1,040	82,690
F5, Inc.(a)	180	69,021
Fair Isaac Corp.(a)	70	87,541
First Solar, Inc.(a)	345	105,843
Fortinet, Inc.(a)	2,025	279,389
Gartner, Inc.(a)	785	127,327
Gen Digital, Inc.	1,815	46,809
GoDaddy, Inc.(a)	445	38,194
Guidewire Software, Inc.(a)	270	41,221
Hewlett Packard Enterprise Co.	4,400	189,376
HP, Inc.	3,035	82,066
HubSpot, Inc.(a)	160	35,301
Intel Corp.(a)	14,060	1,612,401
International Business Machines Corp.	3,115	927,647
Intuit, Inc.	910	301,692
IonQ, Inc.(a)	1,190	85,763
Jabil, Inc.	355	129,419
Keysight Technologies, Inc.(a)	565	191,156
KLA Corp.	435	835,944
Lam Research Corp.	4,145	1,318,856
Lumentum Holdings, Inc.(a)	220	188,091
Marvell Technology, Inc.	2,895	593,475
Microchip Technology, Inc.	1,765	167,057
Micron Technology, Inc.	3,730	3,621,830
Microsoft Corp.	24,360	10,967,846
MongoDB, Inc.(a)	250	83,888
Monolithic Power Systems, Inc.	150	234,932
Motorola Solutions, Inc.	555	223,820
NetApp, Inc.	655	114,160
NVIDIA Corp.	77,870	16,441,472
Okta, Inc.(a)	565	69,648
ON Semiconductor Corp.(a)	1,300	156,806
Oracle Corp.	5,700	1,286,946
Palantir Technologies, Inc., Class A(a)	7,295	1,141,959
Palo Alto Networks, Inc.(a)	2,695	759,155
PTC, Inc.(a)	395	54,798
QUALCOMM, Inc.	3,550	891,121
Roper Technologies, Inc.	345	112,308
Salesforce, Inc.	2,985	570,434

See Notes to Financial Statements and Financial Highlights.

5 | alpsfunds.com

ALPS Equal Sector Weight ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
Information Technology (11.63%) (continued)
Sandisk Corp.(a)	465	$788,166
Seagate Technology Holdings PLC	715	629,057
ServiceNow, Inc.(a)	3,450	429,077
Snowflake, Inc., Class A(a)	1,100	281,105
Strategy, Inc., Class A(a)	1,050	167,045
Super Micro Computer, Inc.(a)	1,715	79,044
Synopsys, Inc.(a)	605	287,750
TE Connectivity PLC	980	209,142
Teledyne Technologies, Inc.(a)	535	331,609
Teradyne, Inc.	515	192,770
Texas Instruments, Inc.	3,015	921,625
Trimble, Inc.(a)	775	43,718
Twilio, Inc., Class A(a)	485	92,460
Tyler Technologies, Inc.(a)	140	43,841
Unity Software, Inc.(a)	3,500	106,645
VeriSign, Inc.	305	87,041
Western Digital Corp.	1,120	594,955
Workday, Inc., Class A(a)	695	101,602
Zoom Communications, Inc., Class A(a)	890	90,415
Zscaler, Inc.(a)	355	49,604
Total Information Technology		85,531,140

Materials (9.04%)
Air Products and Chemicals, Inc.	14,285	3,980,087
Amcor PLC	29,665	1,151,595
Corteva, Inc.	14,305	1,119,795
Dow, Inc.	46,065	1,554,694
DuPont de Nemours, Inc.	26,225	1,269,814
Ecolab, Inc.	16,240	4,157,440
Freeport-McMoRan, Inc.	91,980	6,044,006
International Flavors & Fragrances, Inc.	16,150	1,228,207
International Paper Co.	33,630	1,125,596
Linde PLC	29,675	14,768,951
LyondellBasell Industries NV, Class A	16,460	1,097,059
Martin Marietta Materials, Inc.	3,855	2,242,222
Newmont Corp.	69,950	7,681,209
Nucor Corp.	14,565	3,641,250
Packaging Corp. of America	5,590	1,223,707
PPG Industries, Inc.	14,375	1,624,088
Reliance, Inc.	3,320	1,264,156
RPM International, Inc.	8,140	862,596
Sherwin-Williams Co.	14,775	4,489,236
Smurfit Westrock PLC	33,580	1,381,817
Steel Dynamics, Inc.	8,705	2,264,606
Vulcan Materials Co.	8,380	2,370,870
Total Materials		66,543,001

Real Estate (8.55%)
American Tower Corp.	26,960	5,040,442
AvalonBay Communities, Inc.	8,090	1,476,506
CBRE Group, Inc.(a)	16,965	2,121,304
CoStar Group, Inc.(a)	24,035	773,927

Security Description	Shares	Value
Real Estate (8.55%) (continued)
Crown Castle, Inc.	25,235	$2,309,002
Digital Realty Trust, Inc.	19,890	3,779,100
Equinix, Inc.	5,670	6,055,787
Equity Residential	21,675	1,418,629
Essex Property Trust, Inc.	3,700	1,008,768
Extra Space Storage, Inc.	12,105	1,746,872
Invitation Homes, Inc.	35,140	1,027,845
Iron Mountain, Inc.	16,995	2,179,609
Mid-America Apartment Communities, Inc.	6,720	867,350
Prologis, Inc.	53,710	7,705,774
Public Storage	9,130	2,772,690
Realty Income Corp.	53,955	3,306,362
SBA Communications Corp.	6,060	1,231,150
Simon Property Group, Inc.	18,650	3,821,571
Sun Communities, Inc.	7,050	871,803
Ventas, Inc.	27,355	2,309,309
VICI Properties, Inc.	61,740	1,742,303
Welltower, Inc.	40,395	8,294,305
Weyerhaeuser Co.	41,565	1,018,758
Total Real Estate		62,879,166

Utilities (8.24%)
Alliant Energy Corp.	11,275	807,403
Ameren Corp.	12,105	1,306,977
American Electric Power Co., Inc.	23,715	3,003,979
American Water Works Co., Inc.	8,575	1,057,040
Atmos Energy Corp.	7,240	1,224,501
CenterPoint Energy, Inc.	28,565	1,207,157
CMS Energy Corp.	13,395	972,075
Consolidated Edison, Inc.	15,855	1,674,764
Constellation Energy Corp.	14,920	4,293,230
Dominion Energy, Inc.	38,600	2,583,884
DTE Energy Co.	9,110	1,301,546
Duke Energy Corp.	34,165	4,193,070
Edison International	16,895	1,181,636
Entergy Corp.	19,880	2,167,914
Evergy, Inc.	9,985	819,169
Eversource Energy	16,480	1,125,090
Exelon Corp.	44,965	2,052,203
FirstEnergy Corp.	25,390	1,177,842
NextEra Energy, Inc.	91,415	7,954,019
NiSource, Inc.	20,980	969,696
NRG Energy, Inc.	8,280	1,110,182
PG&E Corp.	96,165	1,571,336
PPL Corp.	32,995	1,167,693
Public Service Enterprise Group, Inc.	21,910	1,723,222
Sempra	28,705	2,558,477
Southern Co.	49,185	4,527,479
Talen Energy Corp.(a)	1,985	767,798
Vistra Corp.	14,675	2,351,375
WEC Energy Group, Inc.	14,305	1,588,569

See Notes to Financial Statements and Financial Highlights.

6 | alpsfunds.com

ALPS Equal Sector Weight ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
Utilities (8.24%) (continued)
Xcel Energy, Inc.	27,385	$2,177,107
Total Utilities		60,616,433

TOTAL COMMON STOCKS
(Cost $734,090,352)		734,013,344

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (0.11%)
Financials (0.11%)
Ares Management Corp.	1,835	235,797
KKR & Co., Inc.	6,090	584,275

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $820,188)		820,072

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.75%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $220,292)	3.55%	220,292	220,292

Investments Purchased with Collateral from Securities Loaned (1.72%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%
(Cost $12,629,507)		12,629,507	12,629,507

TOTAL SHORT TERM INVESTMENTS
(Cost $12,849,799)			12,849,799

TOTAL INVESTMENTS (101.63%)
(Cost $747,760,339)			$747,683,215
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.63%)			(11,958,424)
NET ASSETS - 100.00%			$735,724,791

(a)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

7 | alpsfunds.com

ALPS Equal Sector Weight ETF
Statement of Assets and Liabilities	May 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$747,683,215
Receivable for investments sold(a)	1,384,212,343
Dividends receivable	10,952
Receivable for shares sold	689,136,932
Total Assets	2,821,043,442

LIABILITIES:
Payable for investments purchased	1,405,114,900
Payable for shares redeemed	667,461,551
Payable to adviser	112,693
Payable for collateral upon return of securities loaned	12,629,507
Total Liabilities	2,085,318,651
NET ASSETS	$735,724,791

NET ASSETS CONSIST OF:
Paid-in capital	$589,311,912
Total distributable earnings/(accumulated losses)	146,412,879
NET ASSETS	$735,724,791

INVESTMENTS, AT COST	$747,760,339

PRICING OF SHARES:
Net Assets	$735,724,791
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	14,550,000
Net Asset Value, offering and redemption price per share	$50.57

(a)	Includes $38,439,467 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

8 | alpsfunds.com

ALPS Equal Sector Weight ETF
Statement of Operations	For the Six Months Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$5,837,837
Securities lending income	73,659
Total investment income	5,911,496

EXPENSES:
Investment adviser fees	1,181,755
Total expenses before waiver/reimbursement	1,181,755
Less fee waiver/reimbursement by investment adviser	(575,216)
Net expenses	606,539
NET INVESTMENT INCOME	5,304,957

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	150,648,562
Net change in unrealized depreciation on investments	(101,002,507)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	49,646,055
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,951,012

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

9 | alpsfunds.com

ALPS Equal Sector Weight ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$5,304,957	$8,819,486
Net realized gain	150,648,562	24,253,268
Net change in unrealized appreciation/(depreciation)	(101,002,507)	9,260,306
Net increase in net assets resulting from operations	54,951,012	42,333,060

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(5,447,964)	(8,819,486)
From tax return of capital	—	(78,990)
Total distributions	(5,447,964)	(8,898,476)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	830,454,161	194,559,771
Cost of shares redeemed	(707,176,779)	(87,965,653)
Net increase from capital share transactions	123,277,382	106,594,118

Net increase in net assets	172,780,430	140,028,702

NET ASSETS:
Beginning of period	562,944,361	422,915,659
End of period	$735,724,791	$562,944,361

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	12,075,000	3,175,000
Shares sold	16,500,000	2,950,000
Shares redeemed	(14,025,000)	(1,900,000)
Stock split (Note 1)	—	7,850,000
Shares outstanding, end of period	14,550,000	12,075,000

See Notes to Financial Statements and Financial Highlights.

10 | alpsfunds.com

ALPS Equal Sector Weight ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025(a)	For the Year Ended November 30, 2024(a)	For the Year Ended November 30, 2023(a)	For the Year Ended November 30, 2022(a)	For the Year Ended November 30, 2021(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$46.62		$44.40	$35.15	$33.79	$34.65	$28.06

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.40		0.77	0.72	0.71	0.63	0.59
Net realized and unrealized gain/(loss)	3.97		3.02	9.26	1.40	(0.85)	6.60
Total from investment operations	4.37		3.79	9.98	2.11	(0.22)	7.19

DISTRIBUTIONS:
From net investment income	(0.42)		(1.56)	(0.72)	(0.74)	(0.64)	(0.59)
From tax return of capital	–		(0.01)	(0.01)	(0.01)	–	(0.01)
Total distributions	(0.42)		(1.57)	(0.73)	(0.75)	(0.64)	(0.60)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.95		2.22	9.25	1.36	(0.86)	6.59
NET ASSET VALUE, END OF PERIOD	$50.57		$46.62	$44.40	$35.15	$33.79	$34.65

TOTAL RETURN(c)	9.45%		6.91%	28.68%	6.43%	(0.59)%	25.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$735,725		$562,944	$422,916	$324,264	$342,099	$207,896

Ratio of expenses excluding waiver/reimbursement to average net assets	0.37	%(d)	0.37%	0.37%	0.37%	0.37%	0.37%
Ratio of expenses including waiver/reimbursement to average net assets	0.19	%(d)	0.17%	0.16%	0.16%	0.16%	0.15%
Ratio of net investment income excluding waiver/reimbursement to average net assets	1.48	%(d)	1.57%	1.61%	1.91%	1.68%	1.59%
Ratio of net investment income including waiver/reimbursement to average net assets	1.66	%(d)	1.77%	1.82%	2.12%	1.89%	1.81%
Portfolio turnover rate(e)	116%		10%	7%	14%	12%	8%

(a)	On April 1, 2025, the ALPS Equal Sector Weight ETF underwent a three-for-one stock split. The capital share activity presented here has been retroactively adjusted to reflect this reverse split. See Note 1.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

11 | alpsfunds.com

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights May 31, 2026 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2026, the Trust consisted of twenty-five separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Equal Sector Weight ETF (the “Fund”). The investment objective of the Fund is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the NYSE® Equal Sector Weight Index (the “Underlying Index”). The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

The Trust’s Board of Trustees (“the Board”) authorized a three-for-one stock split of the Fund that was effective at the market open on April 1, 2025. The impact of the stock split was to increase the number of shares outstanding by a factor of three, while decreasing the NAV of shares outstanding by a factor of three, resulting in no effect to the net assets of the Fund. The financial statements of the Fund have been adjusted to reflect the stock split.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. The Fund’s Treasurer is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (“the Adviser”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

12 | alpsfunds.com

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

ALPS Equal Sector Weight ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$734,013,344	$–	$–	$734,013,344
Master Limited Partnerships*	820,072	–	–	820,072
Short Term Investments	12,849,799	–	–	12,849,799
Total	$747,683,215	$–	$–	$747,683,215

*	For a detailed sector breakdown, see the accompanying schedule of investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2026.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

13 | alpsfunds.com

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2026.

The tax character of the distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2025
ALPS Equal Sector Weight ETF	$8,819,486	$—	$78,990

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2025, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Equal Sector Weight ETF	$—	$3,121,235

As of May 31, 2026, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS Equal Sector Weight ETF	$—	$(77,124)	$(77,124)	$747,760,339

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2026.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

14 | alpsfunds.com

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of May 31, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Equal Sector Weight ETF	$38,439,467	$12,629,507	$27,323,568	$39,953,075

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2026:

ALPS Equal Sector Weight ETF	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$12,629,507	$—	$—	$—	$12,629,507
Total Borrowings					12,629,507
Gross amount of recognized liabilities for securities lending (collateral received)					$12,629,507

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.37% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive 0.18% of its annual unitary fee payable by the Fund until at least March 31, 2027. The waiver may only be terminated by the Fund's Board of Trustees prior to such date.

Out of the unitary management fees, the Adviser pays substantially all expenses of the Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

15 | alpsfunds.com

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six month period ended May 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions, and short-term investments, were as follows:

Fund	Purchases	Sales
ALPS Equal Sector Weight ETF	$748,912,522	$750,275,685

For the six months ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Equal Sector Weight ETF	$830,453,308	$706,806,741

For the six months ended May 31, 2026, the in-kind net realized gain/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Equal Sector Weight ETF	$151,936,486

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments), defaults and shutdowns, bank failures, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, technological developments (including those related to artificial intelligence) or failures (for example, widespread system outages or disruptions or faulty updates to software applications) and other similar events and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, bank failures, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, recessions, supply chain disruptions and related geopolitical events.

7. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

8. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

16 | alpsfunds.com

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

Effective, June 1, 2026, the investment objective of the Fund was changed to seek investment results that correspond (before fees and expenses) generally to the performance of the VettaFi Modelist Equal Weight Sector 500 Index. Additionally, the management fee paid to the Adviser was changed from 0.37% to 0.19% of the Fund's average daily net assets and the 0.18% contractual Adviser fee waiver was terminated.

17 | alpsfunds.com

ALPS Equal Sector Weight ETF

Additional Information	May 31, 2026 (Unaudited)

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	Qualified Dividend Income	Dividend Received Deduction	199A Dividends
ALPS Equal Sector Weight ETF	84.47%	81.07%	9.85%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2025 via Form 1099. The Fund will notify shareholders in early 2027 of amounts paid to them by the Fund, if any, during the calendar year 2026.

LICENSING AGREEMENT

ICE Data Indices, LLC (the “Index Provider”) is not affiliated with the Fund or the Adviser. The Fund is entitled to use the Underlying Index pursuant to a licensing agreement with the Index Provider and the Adviser. The Adviser pays a licensing fee to the Index Provider out of the management fee.

The only relationship that the Index Provider has with the Fund, the Adviser or Distributor of the Fund in connection with the Fund is that the Index Provider has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. The Index Provider has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. The Index Provider is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the net asset value of the Fund. The Index Provider has no obligation or liability in connection with the administration or trading of the Fund.

NYSE® Equal Sector Weight Index is a service mark of ICE Data Indices, LLC or its affiliates (“ICE Data”) and has been licensed for use by the Adviser in connection with the Fund. Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by ICE Data. ICE Data makes no representations or warranties regarding the Adviser or the Fund or the ability of the NYSE® Equal Sector Weight Index to track general stock market performance.

ICE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE® EQUAL SECTOR WEIGHT INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ICE DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

18 | alpsfunds.com

ALPS Equal Sector Weight ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

19 | alpsfunds.com

ALPS Equal Sector Weight ETF

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

20 | alpsfunds.com

ALPS Equal Sector Weight ETF

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Edmund J. Burke, Trustee	$97,000	$–	$97,000
Jeremy W. Deems, Trustee	100,000	–	100,000
Rick A. Pederson, Trustee	106,000	–	106,000
Joseph F. Keenan, Trustee	92,000	–	92,000
Susan K. Wold, Trustee	92,000	–	92,000
Laton Spahr, President and Trustee*	–	–	–
Total	$487,000	$–	$487,000

*	Mr. Spahr, the President of the Trust, is deemed an "interested person" by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund's unitary fee arrangement, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

21 | alpsfunds.com

ALPS Equal Sector Weight ETF

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2026 (Unaudited)

At its meetings held on March 11, 2026, the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), evaluated a proposal to amend (i) the Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. (the “Adviser” or “AAI”) with respect to the ALPS Equal Sector Weight ETF (the “Fund”). In approving the amended Investment Advisory Agreement for the Fund, the Independent Trustees relied upon the advice of independent legal counsel and the Trustees on their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information previously provided and provided at this Meeting and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Investment Advisory Agreement. The Trustees considered the (i) nature, extent, and quality of services provided by the Adviser with respect to the Fund; (ii) advisory fees and other expenses paid by the Fund compared to those of similar funds managed by other investment advisers; (iii) the costs of services provided to the Fund and the profits realized by the Adviser and its affiliates from its relationship to the Fund; (iv) the extent to which economies of scale have been or would be realized if and as the assets of the Fund grow and whether fees reflect the economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

22 | alpsfunds.com

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETF.

SS&C | ALPS ADVISORS

alpsfunds.com | 1-866-759-5679

FINANCIAL STATEMENTS & OTHER INFORMATION

Semi-Annual Report

May 31, 2026

ALPS | BBH Intermediate Municipal Bond ETF

(formerly, ALPS Intermediate Municipal Bond ETF)

(NYSE ARCA: MNBD)

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements and Financial Highlights	12
Additional Information	17
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	18
Proxy Disclosures for Open-End Management Investment Companies	19
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	20
Statement Regarding Basis for Approval of Investment Advisory Contract	21

ALPS | BBH Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
GOVERNMENT BONDS (2.86%)
United States Treasury Bill
3.70%, 06/11/2026	$600,000	$599,398
3.68%, 06/18/2026	1,000,000	998,287

TOTAL GOVERNMENT BONDS
(Cost $1,597,725)		1,597,685

Security Description	Principal Amount	Value
MUNICIPAL BONDS (97.39%)
General Obligation Limited (0.90%)
Pennsylvania (0.90%)
School District of Philadelphia
5.00%, 09/01/2034	500,000	502,779
Total Pennsylvania		502,779

General Obligation Unlimited (16.75%)
California (4.09%)
Allan Hancock Joint Community College District
0.00%, 08/01/2042(a)	350,000	320,603
Antelope Valley Community College District
5.00%, 08/01/2036(b)	295,000	340,217
Chino Valley Unified School District
0.00%, 08/01/2035(a)	245,000	174,962
Fremont Unified School District/ Alameda County CA
5.00%, 08/01/2036	150,000	177,709
Lake Tahoe Unified School District
0.00%, 08/01/2045(a)	200,000	183,964
Mt San Antonio Community College District
0.00%, 08/01/2043(a)	365,000	378,887
San Mateo Union High School District
0.00%, 09/01/2041(a)	570,000	626,624
San Mateo County Community College District
0.00%, 09/01/2035(a)	110,000	80,819
Total California		2,283,785

Minnesota (1.64%)
Morris Area Schools Independent School District No 2769
0.00%, 02/01/2033(a)	750,000	603,463
St Cloud Independent School District No 742
0.00%, 02/01/2038(a)	500,000	309,405
Total Minnesota		912,868

Oregon (3.35%)
Clackamas & Washington Counties School District No 3
0.00%, 06/15/2036(a)	600,000	396,062
Security Description	Principal Amount	Value
General Obligation Unlimited (16.75%) (continued)
Multnomah County School District No 40
0.00%, 06/15/2043(a)	$1,000,000	$446,817
Oregon Coast Community College District
5.00%, 06/15/2040	400,000	442,856
Washington & Multnomah Counties School District No 48J Beaverton
0.00%, 06/15/2034(a)	200,000	144,442
0.00%, 06/15/2041(a)	150,000	76,942
0.00%, 06/15/2042(a)	750,000	361,277
Total Oregon		1,868,396

South Carolina (1.80%)
Orangeburg County School District
5.00%, 08/13/2026	1,000,000	1,004,402
Total South Carolina		1,004,402

Texas (4.74%)
Cedar Hill Independent School District
5.00%, 02/15/2037	200,000	223,179
El Paso Independent School District
5.00%, 08/15/2038	250,000	278,206
5.00%, 08/15/2039	400,000	442,971
Fort Bend Independent School District
0.72%, 08/01/2051	65,000	64,776
3.13%, 08/01/2056	250,000	250,296
3.80%, 08/01/2055	300,000	305,215
4.00%, 08/01/2054	150,000	152,002
North East Independent School District
3.75%, 08/01/2049	395,000	398,159
State of Texas
2.80%, 10/01/2041	530,000	527,554
Total Texas		2,642,358

Washington (0.84%)
Washington Clackamas & Yamhill Counties School District No 88J
0.00%, 06/15/2037(a)	150,000	92,361
0.00%, 06/15/2039(a)	255,000	142,532
0.00%, 06/15/2040(a)	200,000	110,341
0.00%, 06/15/2041(a)	250,000	126,810
Total Washington		472,044

See Notes to Financial Statements and Financial Highlights.

2 | alpsfunds.com

ALPS | BBH Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
General Obligation Unlimited (16.75%) (continued)
Wisconsin (0.29%)
State of Wisconsin
5.00%, 05/01/2030(b)	$150,000	$160,041
Total Wisconsin		160,041

Total General Obligation Unlimited		9,343,894

Revenue Bonds (79.74%)
Alabama (4.64%)
Black Belt Energy Gas District
7D US MUNI + 0.65%, 04/01/2053(c)	100,000	99,564
Energy Southeast A Cooperative District
5.00%, 09/01/2033	350,000	356,929
Lower Alabama Gas District
5.00%, 09/01/2046	300,000	312,035
Industrial Development Board of the City of Mobile Alabama
3.15%, 06/01/2034	65,000	65,002
Southeast Energy Authority A Cooperative District
5.00%, 10/01/2030	1,000,000	1,071,371
5.00%, 09/01/2035	310,000	336,851
5.00%, 10/01/2055	160,000	170,179
5.25%, 03/01/2055	170,000	176,499
Total Alabama		2,588,430

Arizona (2.79%)
Maricopa County & Phoenix Industrial Development Authorities
6.00%, 09/01/2056	330,000	365,462
Salt Verde Financial Corp.
5.00%, 12/01/2032	675,000	714,992
5.00%, 12/01/2037	450,000	475,015
Total Arizona		1,555,469

California (6.77%)
California Community Choice Financing Authority
7D US MUNI + 0.45%, 02/01/2052(c)	460,000	440,583
1D US SOFR + 1.45%, 04/01/2056(c)	300,000	299,768
California Municipal Finance Authority
2.88%, 11/01/2046	250,000	250,000
Long Beach Bond Finance Authority
3M US SOFR + 1.45%, 11/15/2027(c)	430,000	434,751
City of Los Angeles Department of Airports
5.00%, 05/15/2033	405,000	448,786
Security Description	Principal Amount	Value
Revenue Bonds (79.74%) (continued)
Los Angeles Department of Water & Power
5.00%, 07/01/2032	$225,000	$227,620
5.00%, 07/01/2035	175,000	198,612
Modesto Irrigation District
3M US SOFR + 0.63%, 09/01/2037(c)	615,000	603,197
Northern California Gas Authority No 1
3M US SOFR + 0.72%, 07/01/2027(c)	230,000	230,016
Northern California Energy Authority
5.00%, 12/01/2054	300,000	318,341
San Diego County Regional Airport Authority
5.00%, 07/01/2034	105,000	117,015
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2037	100,000	109,455
Southern California Public Power Authority
3M CME TERM SOFR + 1.47%, 11/01/2038(c)	100,000	97,833
Total California		3,775,977

Colorado (2.21%)
Colorado Health Facilities Authority
4.00%, 11/15/2043	100,000	96,427
5.00%, 11/15/2039	75,000	80,292
City & County of Denver Co. Airport System Revenue
5.25%, 11/15/2035	250,000	278,224
5.75%, 11/15/2036	250,000	300,712
E-470 Public Highway Authority
0.00%, 09/01/2035(a)	300,000	189,569
0.00%, 09/01/2037(a)	500,000	285,425
Total Colorado		1,230,649

Connecticut (0.61%)
Connecticut Housing Finance Authority
4.00%, 11/15/2047	40,000	40,062
6.00%, 11/15/2054	275,000	302,560
Total Connecticut		342,622

District of Columbia (0.84%)
District of Columbia
5.00%, 07/15/2040	200,000	200,201
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2037	250,000	268,228
Total District of Columbia		468,429

See Notes to Financial Statements and Financial Highlights.

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ALPS | BBH Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Revenue Bonds (79.74%) (continued)
Florida (4.26%)
County of Broward FL Airport System Revenue
5.00%, 10/01/2031	$200,000	$211,322
5.00%, 10/01/2042	200,000	202,126
Florida Housing Finance Corp.
5.50%, 01/01/2054	110,000	114,736
Greater Orlando Aviation Authority
4.00%, 10/01/2044	155,000	147,901
5.00%, 10/01/2033	300,000	316,053
5.00%, 10/01/2037	300,000	328,922
5.25%, 10/01/2044	175,000	188,624
County of Lee FL Airport Revenue
5.00%, 10/01/2056	125,000	134,216
Martin County Health Facilities Authority
4.00%, 01/01/2046	110,000	102,768
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2036	250,000	275,292
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2042	350,000	355,238
Total Florida		2,377,198

Georgia (0.88%)
Main Street Natural Gas, Inc.
5.00%, 12/01/2053	300,000	320,853
5.00%, 04/01/2054	160,000	170,226
Total Georgia		491,079

Illinois (4.28%)
Illinois Housing Development Authority
6.00%, 10/01/2055	500,000	552,535
6.25%, 04/01/2054	160,000	173,366
6.50%, 10/01/2056	250,000	287,700
Illinois Finance Authority
4.00%, 07/15/2047	200,000	180,172
5.00%, 08/15/2035	225,000	239,766
5.00%, 02/15/2036	385,000	388,633
5.00%, 08/15/2047	555,000	565,484
Total Illinois		2,387,656

Kentucky (1.37%)
Kentucky Public Energy Authority
1D US SOFR + 1.20%, 08/01/2052(c)	460,000	461,999
County of Trimble KY
4.70%, 06/01/2054	300,000	301,300
Total Kentucky		763,299
Security Description	Principal Amount	Value
Revenue Bonds (79.74%) (continued)
Louisiana (0.11%)
Louisiana Public Facilities Authority
3M US SOFR + 0.70%, 02/15/2036(c)	$60,000	$59,541
Total Louisiana		59,541

Massachusetts (0.57%)
Massachusetts Development Finance Agency
4.00%, 07/01/2041	225,000	221,793
Massachusetts Housing Finance Agency
3.00%, 12/01/2050	95,000	94,198
Total Massachusetts		315,991

Michigan (1.03%)
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	100,000	102,637
Michigan Finance Authority
7D US MUNI + 0.75%, 04/15/2047(c)	275,000	274,546
4.00%, 04/15/2042	200,000	196,400
Total Michigan		573,583

Minnesota (1.20%)
Minnesota Housing Finance Agency
2.47%, 01/01/2050	188,394	153,168
3.50%, 07/01/2050	520,000	518,566
Total Minnesota		671,734

Missouri (1.42%)
Missouri Housing Development Commission
6.00%, 05/01/2055	145,000	159,905
4.00%, 05/01/2050	135,000	135,912
5.75%, 05/01/2057	200,000	221,459
6.00%, 05/01/2056	250,000	273,498
Total Missouri		790,774

Montana (0.49%)
Montana Board of Housing
3.05%, 11/01/2046	275,000	275,208
Total Montana		275,208

Nebraska (1.87%)
Central Plains Energy Project
5.00%, 05/01/2053	165,000	172,706
Nebraska Investment Finance Authority
3.00%, 09/01/2050	265,000	261,940
3.50%, 09/01/2046	55,000	54,938
6.25%, 09/01/2055	500,000	553,321
Total Nebraska		1,042,905

See Notes to Financial Statements and Financial Highlights.

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ALPS | BBH Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Revenue Bonds (79.74%) (continued)
Nevada (0.18%)
County of Washoe NV
4.13%, 03/01/2036	$100,000	$101,688
Total Nevada		101,688

New Jersey (3.23%)
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2034(a)	200,000	149,133
0.00%, 12/15/2038(a)	280,000	174,108
0.00%, 12/15/2039(a)	900,000	532,365
0.00%, 12/15/2040(a)	250,000	140,721
4.25%, 06/15/2044	200,000	199,109
5.00%, 06/15/2042	250,000	271,951
5.25%, 06/15/2041	300,000	334,476
Total New Jersey		1,801,863

New Mexico (1.23%)
City of Farmington NM
1.80%, 04/01/2029	180,000	169,331
New Mexico Mortgage Finance Authority
5.25%, 03/01/2053	210,000	221,532
6.00%, 03/01/2055	270,000	295,694
Total New Mexico		686,557

New York (5.19%)
Metropolitan Transportation Authority
1D US SOFR + 0.43%, 11/01/2026(c)	15,000	14,970
4.75%, 11/15/2045	255,000	256,830
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2038	100,000	111,009
5.00%, 05/01/2040	115,000	125,982
5.00%, 11/01/2041	200,000	221,257
5.00%, 05/01/2042	400,000	435,196
5.25%, 02/01/2047	150,000	158,316
New York City Municipal Water Finance Authority
4.00%, 06/15/2045	100,000	95,450
New York State Housing Finance Agency
3.60%, 11/01/2044	200,000	201,659
3.95%, 11/01/2050	175,000	177,592
New York State Dormitory Authority
4.00%, 07/01/2038	100,000	101,707
5.00%, 03/15/2045	200,000	214,911
New York State Thruway Authority
4.00%, 01/01/2045	85,000	82,450
5.00%, 03/15/2042	100,000	107,303
Security Description	Principal Amount	Value
Revenue Bonds (79.74%) (continued)
Triborough Bridge & Tunnel Authority
0.00%, 11/15/2039(a)	$1,000,000	$590,753
Total New York		2,895,385

North Carolina (3.97%)
North Carolina Housing Finance Agency
6.25%, 01/01/2055	675,000	725,478
6.25%, 07/01/2057	500,000	568,460
University of North Carolina at Chapel Hill
1D US SOFR + 1.05%, 12/01/2041(c)	915,000	918,617
Total North Carolina		2,212,555

North Dakota (0.82%)
North Dakota Housing Finance Agency
4.25%, 01/01/2049	210,000	210,783
5.75%, 07/01/2053	235,000	248,119
Total North Dakota		458,902

Ohio (3.16%)
County of Franklin OH
2.85%, 11/01/2065	700,000	700,000
Lancaster Port Authority
5.00%, 02/01/2055	390,000	415,194
Ohio Housing Finance Agency
5.50%, 03/01/2053	250,000	263,484
6.50%, 03/01/2056	335,000	381,089
Total Ohio		1,759,767

Oklahoma (0.63%)
Oklahoma Housing Finance Agency
5.00%, 03/01/2052	340,000	351,543
Total Oklahoma		351,543

Oregon (1.74%)
Port of Portland OR Airport Revenue
4.00%, 07/01/2038	305,000	304,923
4.00%, 07/01/2047	485,000	448,438
5.00%, 07/01/2036	200,000	218,641
Total Oregon		972,002

Pennsylvania (3.35%)
Allegheny County Airport Authority
4.00%, 01/01/2046	700,000	648,671
Butler County General Authority
3M US SOFR + 0.70%, 10/01/2034(c)	350,000	349,984

See Notes to Financial Statements and Financial Highlights.

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ALPS | BBH Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Revenue Bonds (79.74%) (continued)
Pennsylvania Turnpike Commission
0.00%, 12/01/2037(a)	$845,000	$872,284
Total Pennsylvania		1,870,939

South Carolina (1.86%)
South Carolina State Housing Finance & Development Authority
5.75%, 01/01/2054	135,000	145,818
6.00%, 01/01/2054	820,000	893,791
Total South Carolina		1,039,609

South Dakota (0.22%)
South Dakota Housing Development Authority
6.00%, 05/01/2054	115,000	121,870
Total South Dakota		121,870

Tennessee (1.10%)
Dickson Health & Educational Facilities Board
3.05%, 04/01/2044	250,000	250,213
New Memphis Arena Public Building Authority
4.00%, 04/01/2030	350,000	364,587
Total Tennessee		614,800

Texas (7.67%)
City of Austin TX Airport System Revenue
5.00%, 11/15/2036	200,000	216,055
City of Houston TX Airport System Revenue
5.00%, 07/01/2036	135,000	146,789
5.25%, 07/01/2039	100,000	109,095
5.25%, 07/01/2048	500,000	520,071
Main Street Energy, Inc.
5.00%, 12/01/2033	250,000	264,761
North Texas Tollway Authority
0.00%, 01/01/2038(a)	350,000	226,419
City of San Antonio TX Electric & Gas Systems Revenue
3.00%, 02/01/2055	250,000	248,170
3.15%, 02/01/2055	435,000	431,605
Texas Municipal Gas Acquisition and Supply Corp. II
3M CME TERM SOFR + 0.86%, 09/15/2027(c)	120,000	120,198
3M CME TERM SOFR + 1.05%, 09/15/2027(c)	235,000	235,628
Texas Municipal Gas Acquisition and Supply Corp. I
3M CME TERM SOFR + 0.70%, 12/15/2026(c)	170,000	170,019
6.25%, 12/15/2026	15,000	15,265
Security Description	Principal Amount	Value
Revenue Bonds (79.74%) (continued)
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 04/01/2036	$265,000	$279,700
5.00%, 01/01/2055	320,000	342,405
Texas Department of Housing & Community Affairs
2.15%, 07/01/2037	215,000	173,852
3.50%, 07/01/2052	370,000	365,794
4.30%, 09/01/2038	100,000	102,239
Texas State University System
5.00%, 03/15/2030(b)	100,000	106,010
5.00%, 03/15/2031(b)	100,000	107,603
Texas Water Development Board
4.00%, 10/15/2043	100,000	98,425
Total Texas		4,280,103

Virginia (4.41%)
FHLMC Multifamily VRD Certificates
1D US SOFR + 0.40%, 08/25/2041(c)	849,368	848,194
4.60%, 06/25/2042	319,204	322,665
4.64%, 10/25/2040	274,618	283,032
4.77%, 12/25/2042	499,716	514,325
Freddie Mac Multifamily ML Certificates
4.69%, 10/25/2040	147,689	148,505
City of Norfolk VA Water Revenue
5.00%, 11/01/2033	300,000	343,548
Total Virginia		2,460,269

Washington (1.60%)
County of King WA Sewer Revenue
7D US MUNI + 0.23%, 01/01/2040(c)	330,000	328,489
Port of Seattle WA
5.00%, 05/01/2031	250,000	254,137
5.00%, 04/01/2037	300,000	310,985
Total Washington		893,611

Wisconsin (2.04%)
Public Finance Authority
3.70%, 10/01/2046	455,000	461,292
Wisconsin Health & Educational Facilities Authority
4.00%, 11/15/2043	180,000	173,354
5.00%, 08/15/2026	500,000	502,191
Total Wisconsin		1,136,837

Wyoming (2.00%)
Wyoming Community Development Authority
3.50%, 06/01/2052	730,000	727,010

See Notes to Financial Statements and Financial Highlights.

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ALPS | BBH Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Revenue Bonds (79.74%) (continued)
Wyoming Community Development Authority (continued)
6.25%, 12/01/2055	$350,000	$387,598
Total Wyoming		1,114,608

Total Revenue Bonds		44,483,452

TOTAL MUNICIPAL BONDS
(Cost $53,418,689)		54,330,125

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.10%)
Money Market Fund (0.10%)
State Street Institutional US Government Money Market Fund (Premier Class)
(Cost $53,147)	3.54%	53,147	53,147

TOTAL SHORT TERM INVESTMENTS
(Cost $53,147)			53,147

TOTAL INVESTMENTS (100.35%)
(Cost $55,069,561)			$55,980,957
LIABILITIES IN EXCESS OF OTHER ASSETS(-0.35%)			(192,506)
NET ASSETS - 100.00%			$55,788,451

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

7D US MUNI – SIFMA Municipal Swap Index Yield as of May 31, 2026 was 1.57%

1D US SOFR - 1 Day SOFR as of May 31, 2026 was 3.63%

3M US SOFR - 3 Month SOFR as of May 31, 2026 was 3.64%

3M CME TERM SOFR as of May 31, 2026 was 3.66%

(a)	Issued with zero coupon.
(b)	Represents a security purchased on a when-issued basis.
(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The Rate shown represents the coupon or interest rate in effect as of May 31, 2026. Security description includes the reference rate and spread if published and available.

See Notes to Financial Statements and Financial Highlights.

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ALPS | BBH Intermediate Municipal Bond ETF

Statement of Assets and Liabilities	May 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$55,980,957
Interest receivable	524,996
Total Assets	56,505,953

LIABILITIES:
Payable for investments purchased	696,776
Payable to adviser	20,726
Total Liabilities	717,502
NET ASSETS	$55,788,451

NET ASSETS CONSIST OF:
Paid-in capital	$54,813,971
Total distributable earnings/(accumulated losses)	974,480
NET ASSETS	$55,788,451

INVESTMENTS, AT COST	$55,069,561

PRICING OF SHARES:
Net Assets	$55,788,451
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,150,002
Net Asset Value, offering and redemption price per share	$25.95

See Notes to Financial Statements and Financial Highlights.

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ALPS | BBH Intermediate Municipal Bond ETF

Statement of Operations	For the Six Months Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$933,544
Dividend income	4,143
Total investment income	937,687

EXPENSES:
Investment adviser fees	117,736
Total expenses	117,736
NET INVESTMENT INCOME	819,951

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments	55,756
Net change in unrealized depreciation on investments	(168,249)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(112,493)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$707,458

See Notes to Financial Statements and Financial Highlights.

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ALPS | BBH Intermediate Municipal Bond ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$819,951	$1,253,436
Net realized gain	55,756	27,814
Net change in unrealized appreciation/(depreciation)	(168,249)	407,694
Net increase in net assets resulting from operations	707,458	1,688,944

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(837,265)	(1,395,951)
Total distributions	(837,265)	(1,395,951)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	14,410,998	7,623,403
Cost of shares redeemed	(1,305,154)	—
Net increase from capital share transactions	13,105,844	7,623,403

Net increase in net assets	12,976,037	7,916,396

NET ASSETS:
Beginning of period	42,812,414	34,896,018
End of period	$55,788,451	$42,812,414

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,650,002	1,350,002
Shares sold	550,000	300,000
Shares redeemed	(50,000)	—
Shares outstanding, end of period	2,150,002	1,650,002

See Notes to Financial Statements and Financial Highlights.

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ALPS | BBH Intermediate Municipal Bond ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025		For the Year Ended November 30, 2024		For the Year Ended November 30, 2023		For the Period May 19, 2022 (Commencement of Operations) to November 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$25.95		$25.85		$25.42		$25.24		$25.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.43		0.85		0.88		0.85		0.36
Net realized and unrealized gain	0.01		0.20		0.49		0.34		0.23
Total from investment operations	0.44		1.05		1.37		1.19		0.59

DISTRIBUTIONS:
From net investment income	(0.43)		(0.85)		(0.88)		(1.01)		(0.35)
From net realized gain on investments	(0.01)		(0.10)		(0.06)		–		–
Total distributions	(0.44)		(0.95)		(0.94)		(1.01)		(0.35)

NET INCREASE IN NET ASSET VALUE	0.00		0.10		0.43		0.18		0.24
NET ASSET VALUE, END OF PERIOD	$25.95		$25.95		$25.85		$25.42		$25.24

TOTAL RETURN(b)	1.71%		4.18%		5.46%		4.85%		2.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$55,788		$42,812		$34,896		$31,135		$30,919

Ratio of expenses to average net assets	0.48	%(c)(d)	0.50%		0.50%		0.50%		0.50	%(c)
Ratio of net investment income to average net assets	3.32	%(c)	3.32%		3.43%		3.28%		2.67	%(c)
Portfolio turnover rate(e)	58	%(f)	98	%(f)	98	%(f)	129	%(f)	75%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized
(d)	Effective March 31, 2026, the annual management fee rate changed from 0.50% to 0.44%.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(f)	The portfolio turnover rate excluding variable rate demand notes was 10% during the six months ended May 31, 2026, 32% during the year ended November 30, 2025, 27% during the year ended November 30, 2024, and 50% during the year ended November 30, 2023.

See Notes to Financial Statements and Financial Highlights.

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ALPS | BBH Intermediate Municipal Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2026, the Trust consisted of twenty-five separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS | BBH Intermediate Municipal Bond ETF (formerly, ALPS Intermediate Municipal Bond ETF) (the “Fund”). The investment objective of the Fund is to protect investor’s capital and generate attractive risk-adjusted returns. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. The Fund primarily effects creations and redemptions partly or wholly for cash, rather than in-kind. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. The Fund’s Treasurer is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The market price for debt securities is generally the evaluated price supplied by an independent third-party pricing service approved by the Board, which references a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the Fund’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of the Fund’s debt securities to determine the market price.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to all Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

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ALPS | BBH Intermediate Municipal Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

ALPS | BBH Intermediate Municipal Bond ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government Bonds*	$–	$1,597,685	$–	$1,597,685
Municipal Bonds*	–	54,330,125	–	54,330,125
Short Term Investments	53,147	–	–	53,147
Total	$53,147	$55,927,810	$–	$55,980,957

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2026.

13 | alpsfunds.com

ALPS | BBH Intermediate Municipal Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2026.

The tax character of the distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
November 30, 2025
ALPS | BBH Intermediate Municipal Bond ETF	$171,048	$1,106,454	$118,449	$—

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2025, the Fund did not have any amounts available to carry forward to the next tax year.

As of May 31, 2026, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | BBH Intermediate Municipal Bond ETF	$1,075,731	$(164,447)	$911,284	$55,069,673

The difference between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2026.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

14 | alpsfunds.com

ALPS | BBH Intermediate Municipal Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, effective March 31, 2026, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.44% of the Fund’s average daily net assets. Prior to March 31, 2026, the annual management fee rate was 0.50% of the Fund's average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

Brown Brothers Harriman & Co. (the “Sub-Adviser”) serves as the Fund's sub-adviser pursuant to a sub-advisory agreement with the Trust (the “Sub-Advisory Agreement"). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser's advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of 0.25% of the Fund's average daily net assets. ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
ALPS | BBH Intermediate Municipal Bond ETF	$41,681,378	$29,148,711

For the period ended May 31, 2026, there were no in-kind transactions or realized gain/(loss) on in-kind transactions.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. An Additional variable charge for cash creations, redemptions, partial cash creations or partial cash redemptions may also be imposed to compensate the Fund for the costs associated with buying or selling the applicable securities.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments), defaults and shutdowns, bank failures, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, technological developments (including those related to artificial intelligence) or failures (for example, widespread system outages or disruptions or faulty updates to software applications) and other similar events and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, bank failures, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, recessions, supply chain disruptions and related geopolitical events.

7. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

15 | alpsfunds.com

ALPS | BBH Intermediate Municipal Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

8. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Effective June 17, 2026, the fee payable to the Sub-Adviser changed from an annual rate of 0.25% to 0.24% of the Fund's average daily net assets.

16 | alpsfunds.com

ALPS | BBH Intermediate Municipal Bond ETF

Additional Information	May 31, 2026 (Unaudited)

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	Qualified Dividend Income	Dividend Received Deduction
ALPS | BBH Intermediate Municipal Bond ETF	0%	0%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2025 via Form 1099. The Fund will notify shareholders in early 2027 of amounts paid to them by the Fund, if any, during the calendar year 2026.

17 | alpsfunds.com

ALPS | BBH Intermediate Municipal Bond ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

18 | alpsfunds.com

ALPS | BBH Intermediate Municipal Bond ETF

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

19 | alpsfunds.com

ALPS | BBH Intermediate Municipal Bond ETF

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Edmund J. Burke, Trustee	$97,000	$–	$97,000
Jeremy W. Deems, Trustee	100,000	–	100,000
Rick A. Pederson, Trustee	106,000	–	106,000
Joseph F. Keenan, Trustee	92,000	–	92,000
Susan K. Wold, Trustee	92,000	–	92,000
Laton Spahr, President and Trustee*	–	–	–
Total	$487,000	$–	$487,000

*	Mr. Spahr, the President of the Trust, is deemed an "interested person" by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund's unitary fee arrangement, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

20 | alpsfunds.com

ALPS | BBH Intermediate Municipal Bond ETF

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2026 (Unaudited)

At its meetings held on March 11, 2026, the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), evaluated a proposal to amend (i) the Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. (the “Adviser” or “AAI”) with respect to the ALPS | BBH Intermediate Municipal Bond ETF (the “Fund”). In approving the amended Investment Advisory Agreement for the Fund, the Independent Trustees relied upon the advice of independent legal counsel and the Trustees on their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information previously provided and provided at this Meeting and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Investment Advisory Agreement. The Trustees considered the (i) nature, extent, and quality of services provided by the Adviser with respect to the Fund; (ii) advisory fees and other expenses paid by the Fund compared to those of similar funds managed by other investment advisers; (iii) the costs of services provided to the Fund and the profits realized by the Adviser and its affiliates from its relationship to the Fund; (iv) the extent to which economies of scale have been or would be realized if and as the assets of the Fund grow and whether fees reflect the economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

21 | alpsfunds.com

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETF.

SS&C | ALPS ADVISORS

alpsfunds.com | 1-866-759-5679

SS&C | ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Semi-Annual Report

May 31, 2026

ALPS Clean Energy ETF

(NYSE Arca: ACES)

ALPS Disruptive Technologies ETF

(NYSE Arca: DTEC)

ALPS Electrification Infrastructure ETF

(NASDAQ: ELFY)

ALPS Medical Breakthroughs ETF

(NYSE Arca: SBIO)

ALPS Nautilus SMR, Nuclear & Technology ETF

(NYSE Arca: SMRF)

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Schedule of Investments
ALPS Clean Energy ETF	1
ALPS Disruptive Technologies ETF	2
ALPS Electrification Infrastructure ETF	4
ALPS Medical Breakthroughs ETF	6
ALPS Nautilus SMR, Nuclear & Technology ETF	8
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets
ALPS Clean Energy ETF	13
ALPS Disruptive Technologies ETF	14
ALPS Electrification Infrastructure ETF	15
ALPS Medical Breakthroughs ETF	16
ALPS Nautilus SMR, Nuclear & Technology ETF	17
Financial Highlights	18
Notes to Financial Statements and Financial Highlights	23
Additional Information	33
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	37
Proxy Disclosures for Open-End Management Investment Companies	38
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	39
Statement Regarding Basis for Approval of Investment Advisory Contract	40

ALPS Clean Energy ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (93.98%)
Consumer Discretionary (9.58%)
EVgo, Inc.(a)(b)	202,969	$450,591
Lucid Group, Inc.(a)(b)	212,514	1,391,967
Rivian Automotive, Inc.(a)(b)	363,416	5,923,681
Tesla, Inc.(b)	14,113	6,150,304
Total Consumer Discretionary		13,916,543

Consumer Staples (2.48%)
Andersons, Inc.	51,111	3,607,926

Energy (3.47%)
Clean Energy Fuels Corp.(b)	259,661	529,708
Gevo, Inc.(a)(b)	370,751	689,597
Green Plains, Inc.(b)	108,438	1,699,223
REX American Resources Corp.(b)	45,572	2,130,947
Total Energy		5,049,475

Financials (4.40%)
HA Sustainable Infrastructure Capital, Inc.(a)	155,797	6,387,677

Industrials (34.80%)
Ameresco, Inc., Class A(b)	50,925	1,832,281
American Superconductor Corp.(b)	73,535	3,745,873
Amprius Technologies, Inc.(b)	174,289	3,534,581
Array Technologies, Inc.(a)(b)	241,486	2,192,693
Ballard Power Systems, Inc.(b)	400,755	2,520,749
Energy Vault Holdings, Inc.(a)(b)	185,715	937,861
Eos Energy Enterprises, Inc.(a)(b)	535,010	4,510,134
Fluence Energy, Inc.(a)(b)	105,052	1,983,382
Microvast Holdings, Inc.(a)(b)	320,480	496,744
Nextpower, Inc.(b)	55,097	8,617,171
Plug Power, Inc.(a)(b)	2,221,141	8,773,507
Shoals Technologies Group, Inc., Class A(a)(b)	263,418	3,279,554
Sunrun, Inc.(b)	363,511	6,077,904
Willdan Group, Inc.(a)(b)	22,809	2,071,969
Total Industrials		50,574,403

Information Technology (18.19%)
Enphase Energy, Inc.(b)	138,759	9,485,565
First Solar, Inc.(b)	29,573	9,072,701
Itron, Inc.(b)	61,222	5,049,590
T1 Energy, Inc.(a)(b)	268,373	2,834,019
Total Information Technology		26,441,875

Materials (5.24%)
Albemarle Corp.	34,348	6,059,674
American Battery Technology Co.(a)(b)	203,157	733,397
Aspen Aerogels, Inc.(b)	129,008	825,651
Total Materials		7,618,722

Utilities (15.82%)
Boralex, Inc., Class A(a)	162,834	4,354,760
Clearway Energy, Inc., Class C(a)	133,671	5,501,898
Northland Power, Inc.	357,452	6,098,191

Security Description	Shares	Value
Utilities (15.82%) (continued)
Ormat Technologies, Inc.(a)	51,241	$7,031,803
Total Utilities		22,986,652

TOTAL COMMON STOCKS
(Cost $182,193,891)		136,583,273

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (5.96%)
Utilities (5.96%)
Brookfield Renewable Partners LP	183,968	6,798,803
XPLR Infrastructure LP(b)	148,704	1,855,826

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $13,396,078)		8,654,629

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.13%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $45,118)	3.55%	45,118	45,118

Investments Purchased with Collateral from Securities Loaned (8.10%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%
(Cost $11,776,689)		11,776,689	11,776,689

TOTAL SHORT TERM INVESTMENTS
(Cost $11,821,807)			11,821,807

TOTAL INVESTMENTS (108.07%)
(Cost $207,411,776)			$157,059,709
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.07%)			(11,728,668)
NET ASSETS - 100.00%			$145,331,041

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $37,519,145.
(b)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

1 | alpsfunds.com

ALPS Disruptive Technologies ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.67%)
Communication Services (0.82%)
Netflix, Inc.(a)	7,070	$608,161

Consumer Discretionary (2.82%)
ADT, Inc.	104,444	700,819
Garmin, Ltd.	2,832	662,461
Tesla, Inc.(a)	1,692	737,357
Total Consumer Discretionary		2,100,637

Financials (14.73%)
Adyen NV(a)(b)(c)	624	683,653
American Express Co.	2,213	700,348
Block, Inc.(a)	11,127	842,537
Corpay, Inc.(a)	2,062	746,032
Fidelity National Information Services, Inc.	13,535	581,870
Fiserv, Inc.(a)	11,878	671,820
Global Payments, Inc.	9,475	715,457
GMO Payment Gateway, Inc.(d)	13,505	742,726
Jack Henry & Associates, Inc.	4,006	546,098
LendingTree, Inc.(a)	16,751	639,888
Mastercard, Inc., Class A	1,332	657,981
Moody's Corp.	1,572	712,509
Pagseguro Digital, Ltd., Class A	70,884	662,765
PayPal Holdings, Inc.	15,030	672,593
S&P Global, Inc.	1,588	673,312
Visa, Inc., Class A	2,175	709,833
Total Financials		10,959,422

Health Care (9.17%)
Align Technology, Inc.(a)	3,983	696,826
Boston Scientific Corp.(a)	9,723	469,718
Dexcom, Inc.(a)	10,206	752,591
Globus Medical, Inc.(a)	7,891	646,115
HealthEquity, Inc.(a)	8,676	763,401
Insulet Corp.(a)	2,829	410,035
Intuitive Surgical, Inc.(a)	1,389	589,825
Procept Biorobotics Corp.(a)(d)	25,515	671,810
ResMed, Inc.	2,869	546,745
Smith & Nephew PLC, ADR(d)	20,169	598,818
Tempus AI, Inc.(a)(d)	13,465	679,579
Total Health Care		6,825,463

Industrials (15.74%)
AeroVironment, Inc.(a)(d)	3,149	652,599
AutoStore Holdings, Ltd.(a)(b)(c)	634,491	902,353
Experian PLC	18,122	627,935
FANUC Corp.	16,984	841,602
Goldwind Science & Technology Co., Ltd., Class H	320,600	560,863
Proto Labs, Inc.(a)	13,408	1,015,790
RELX PLC, ADR(d)	19,501	639,438
Schneider Electric SE	2,266	713,494
Sensata Technologies Holding PLC	19,442	960,240
SS&C Technologies Holdings, Inc.	9,316	629,016

Security Description	Shares	Value
Industrials (15.74%) (continued)
Stratasys, Ltd.(a)	90,402	$952,837
Thomson Reuters Corp.(d)	6,605	572,706
TransUnion	9,581	685,616
Verisk Analytics, Inc.	3,369	589,541
Vestas Wind Systems A/S	27,069	760,606
Wolters Kluwer NV	8,617	613,303
Total Industrials		11,717,939

Information Technology (52.29%)
Adobe, Inc.(a)	2,471	640,509
Alarm.com Holdings, Inc.(a)	14,213	641,148
Allegro MicroSystems, Inc.(a)(d)	21,390	1,023,939
Autodesk, Inc.(a)	2,954	683,290
Cadence Design Systems, Inc.(a)	2,547	954,947
Check Point Software Technologies, Ltd.(a)	4,751	641,622
Cognex Corp.	13,661	899,577
Crowdstrike Holdings, Inc., Class A(a)	1,679	1,227,349
Dassault Systemes SE	35,063	769,076
Datadog, Inc., Class A(a)	5,239	1,295,867
Dynatrace, Inc.(a)	17,519	746,134
First Solar, Inc.(a)	3,370	1,033,882
Fortinet, Inc.(a)	8,781	1,211,515
Gen Digital, Inc.	35,252	909,149
Guidewire Software, Inc.(a)	4,215	643,504
Intuit, Inc.	1,532	507,904
Itron, Inc.(a)	7,354	606,558
Keyence Corp.	1,882	946,642
Nebius Group NV(a)(d)	6,162	1,423,977
Nemetschek SE	9,343	673,475
Okta, Inc.(a)	9,388	1,157,259
Omron Corp.	22,650	816,888
Open Text Corp.(d)	28,544	680,489
Palo Alto Networks, Inc.(a)	4,401	1,239,718
PTC, Inc.(a)	4,704	652,586
Qorvo, Inc.(a)	8,459	876,014
Renishaw PLC	14,081	1,005,027
Rubrik, Inc.(a)	13,710	1,078,017
SailPoint, Inc.(a)(d)	47,821	900,469
Salesforce, Inc.	3,350	640,185
Samsara, Inc., Class A(a)	20,921	732,026
SAP SE, ADR	3,491	634,629
SenseTime Group, Inc.(a)(b)(c)(d)	2,471,000	523,403
ServiceNow, Inc.(a)	5,896	733,285
Silicon Laboratories, Inc.(a)	3,296	717,210
Skyworks Solutions, Inc.	12,076	940,117
Snowflake, Inc., Class A(a)	3,754	959,335
SolarEdge Technologies, Inc.(a)(d)	18,930	1,445,305
SoundHound AI, Inc.(a)(d)	89,206	802,854
Synopsys, Inc.(a)	1,758	836,140
Temenos AG	6,907	597,742
Workday, Inc., Class A(a)	4,967	726,126
Xero, Ltd.(a)	11,987	647,641
Xinyi Solar Holdings, Ltd.(d)	1,510,000	514,451

See Notes to Financial Statements and Financial Highlights.

2 | alpsfunds.com

ALPS Disruptive Technologies ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
Information Technology (52.29%) (continued)
Zoom Communications, Inc., Class A(a)	8,884	$902,526
Zscaler, Inc.(a)	4,874	681,044
Total Information Technology		38,920,550

Real Estate (1.00%)
Equinix, Inc.	694	741,220

Utilities (2.10%)
China Longyuan Power Group Corp., Ltd., Class H	619,000	534,731
Enlight Renewable Energy, Ltd.(a)	9,555	1,029,547
Total Utilities		1,564,278

TOTAL COMMON STOCKS
(Cost $66,073,821)		73,437,670

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (1.07%)
Utilities (1.07%)
Brookfield Renewable Partners LP	21,565	796,966

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $584,732)		796,966

	Shares	Value
SHORT TERM INVESTMENTS (4.17%)
Investments Purchased with Collateral from Securities Loaned (4.17%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%
(Cost $3,105,622)	3,105,622	3,105,622

TOTAL SHORT TERM INVESTMENTS
(Cost $3,105,622)		3,105,622

TOTAL INVESTMENTS (103.91%)
(Cost $69,764,175)		$77,340,258
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.91%)		(2,915,881)
NET ASSETS - 100.00%		$74,424,377

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of May 31, 2026 the aggregate market value of those securities was $2,109,409, representing 2.83% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, the aggregate market value of those securities was $2,109,409, representing 2.83% of net assets.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $7,226,243.

See Notes to Financial Statements and Financial Highlights.

3 | alpsfunds.com

ALPS Electrification Infrastructure ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.62%)
Energy (12.14%)
Antero Midstream Corp.	72,835	$1,526,622
Cameco Corp.	14,466	1,630,318
Cheniere Energy, Inc.	6,517	1,465,413
DT Midstream, Inc.	12,279	1,718,814
Enbridge, Inc.	31,014	1,697,706
Energy Fuels, Inc.(a)	83,946	1,529,496
Kinder Morgan, Inc.	49,898	1,550,830
NexGen Energy, Ltd.(a)(b)	133,546	1,543,792
ONEOK, Inc.	19,590	1,644,385
Pembina Pipeline Corp.	37,401	1,741,016
South Bow Corp.	50,347	1,810,478
Targa Resources Corp.	6,954	1,773,757
TC Energy Corp.	26,364	1,756,370
Uranium Energy Corp.(a)	118,090	1,626,099
Williams Cos., Inc.	22,659	1,617,626
Total Energy		24,632,722

Industrials (34.89%)
Acuity, Inc.	6,437	1,963,993
AECOM	18,562	1,287,646
AMETEK, Inc.	7,721	1,743,788
Argan, Inc.	3,631	2,421,950
Bloom Energy Corp., Class A(a)	10,567	3,011,595
Comfort Systems USA, Inc.	1,247	2,279,778
Dycom Industries, Inc.(a)	4,634	2,363,340
Eaton Corp. PLC	4,729	1,894,437
EMCOR Group, Inc.	2,332	1,928,144
Emerson Electric Co.	12,619	1,814,865
EnerSys	10,429	2,377,499
Everus Construction Group, Inc.(a)	14,700	2,186,919
Fluor Corp.(a)	38,270	1,751,235
GE Vernova, Inc.	1,980	1,917,274
Generac Holdings, Inc.(a)	8,164	2,268,857
Hubbell, Inc.	3,571	1,691,261
IES Holdings, Inc.(a)(b)	3,806	2,581,800
Jacobs Solutions, Inc.	12,832	1,538,043
MasTec, Inc.(a)	5,611	2,123,034
Nextpower, Inc.(a)	14,405	2,252,942
NuScale Power Corp.(a)	141,533	1,793,223
nVent Electric PLC	15,443	2,578,827
Powell Industries, Inc.	9,675	2,751,763
Primoris Services Corp.	12,617	1,586,966
Quanta Services, Inc.	2,916	2,075,405
Regal Rexnord Corp.	8,826	1,780,734
Rockwell Automation, Inc.	4,648	2,096,527
Sensata Technologies Holding PLC	48,585	2,399,613
Sterling Infrastructure, Inc.(a)	4,106	3,534,609
Tetra Tech, Inc.	50,141	1,378,376
Valmont Industries, Inc.	3,986	2,071,963
Vertiv Holdings Co.	6,295	1,987,394
Vicor Corp.(a)	9,990	3,345,052
Total Industrials		70,778,852

Security Description	Shares	Value
Information Technology (16.31%)
Amphenol Corp., Class A	12,677	$1,885,831
Applied Optoelectronics, Inc.(a)	15,630	2,475,948
Badger Meter, Inc.	11,498	1,424,602
Belden, Inc.	14,228	1,495,078
Cognex Corp.	34,129	2,247,395
Coherent Corp.(a)	6,881	2,487,275
Corning, Inc.	12,805	2,319,754
Enphase Energy, Inc.(a)	39,090	2,672,192
First Solar, Inc.(a)	8,415	2,581,638
Itron, Inc.(a)	18,336	1,512,353
Keysight Technologies, Inc.(a)	5,894	1,994,117
Littelfuse, Inc.	5,090	2,376,368
Qnity Electronics, Inc.	15,530	2,422,680
TE Connectivity PLC	8,365	1,785,175
Trimble, Inc.(a)	25,128	1,417,471
Zebra Technologies Corp.(a)	8,164	1,988,995
Total Information Technology		33,086,872

Materials (3.93%)
Freeport-McMoRan, Inc.	28,130	1,848,422
Hudbay Minerals, Inc.	76,139	2,220,213
MP Materials Corp.(a)(b)	27,735	1,794,455
Teck Resources, Ltd., Class B	32,054	2,120,693
Total Materials		7,983,783

Utilities (32.35%)
AES Corp.	117,031	1,716,845
Algonquin Power & Utilities Corp.	264,584	1,558,400
Alliant Energy Corp.(b)	23,245	1,664,574
Ameren Corp.	15,110	1,631,427
American Electric Power Co., Inc.	12,623	1,598,955
Black Hills Corp.	23,581	1,717,168
Brookfield Renewable Corp.(b)	40,954	1,637,341
CenterPoint Energy, Inc.(b)	38,323	1,619,530
CMS Energy Corp.	21,711	1,575,567
Consolidated Edison, Inc.	14,684	1,551,071
Constellation Energy Corp.	5,505	1,584,064
Dominion Energy, Inc.	26,470	1,771,902
DTE Energy Co.	11,291	1,613,145
Duke Energy Corp.	12,651	1,552,657
Edison International	23,439	1,639,324
Entergy Corp.	15,928	1,736,948
Evergy, Inc.	20,384	1,672,303
Eversource Energy	22,742	1,552,596
Exelon Corp.	33,644	1,535,512
FirstEnergy Corp.	32,751	1,519,319
Fortis, Inc.(b)	28,669	1,586,256
IDACORP, Inc.(b)	11,815	1,657,290
NextEra Energy, Inc.	18,158	1,579,928
NiSource, Inc.	35,620	1,646,356
NRG Energy, Inc.	10,936	1,466,299
OGE Energy Corp.	34,734	1,640,487
Oklo, Inc.(a)(b)	27,895	1,865,618
Ormat Technologies, Inc.(b)	15,099	2,072,036
PG&E Corp.	92,077	1,504,538

See Notes to Financial Statements and Financial Highlights.

4 | alpsfunds.com

ALPS Electrification Infrastructure ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
Utilities (32.35%) (continued)
Pinnacle West Capital Corp.	16,393	$1,635,038
Portland General Electric Co.	31,522	1,579,883
PPL Corp.	43,711	1,546,932
Public Service Enterprise Group, Inc.	20,147	1,584,562
Sempra	17,840	1,590,079
Southern Co.	16,980	1,563,009
Talen Energy Corp.(a)	5,371	2,077,503
TXNM Energy, Inc.	28,322	1,676,946
Vistra Corp.	10,441	1,672,961
WEC Energy Group, Inc.	14,485	1,608,559
Xcel Energy, Inc.	20,574	1,635,633
Total Utilities		65,638,561

TOTAL COMMON STOCKS
(Cost $166,394,714)		202,120,790

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.21%)
Money Market Fund (0.28%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $563,582)	3.55%	563,582	563,582

Investments Purchased with Collateral from Securities Loaned (2.93%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%
(Cost $5,940,375)		5,940,375	5,940,375

TOTAL SHORT TERM INVESTMENTS
(Cost $6,503,957)			6,503,957

TOTAL INVESTMENTS (102.83%)
(Cost $172,898,671)			$208,624,747
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.83%)			(5,740,593)
NET ASSETS - 100.00%			$202,884,154

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $7,963,652.

See Notes to Financial Statements and Financial Highlights.

5 | alpsfunds.com

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.03%)
Biotechnology (82.73%)
ACADIA Pharmaceuticals, Inc.(a)	175,740	$3,806,528
Agios Pharmaceuticals, Inc.(a)	60,392	1,775,525
Akebia Therapeutics, Inc.(a)	276,121	281,643
Alkermes PLC(a)	171,723	7,244,993
Altimmune, Inc.(a)(b)	134,076	408,932
Anavex Life Sciences Corp.(a)(b)	95,522	289,432
Apogee Therapeutics, Inc.(a)(b)	57,722	4,741,285
Arcturus Therapeutics Holdings, Inc.(a)(b)	29,289	231,969
ArriVent Biopharma, Inc.(a)	45,563	1,379,192
ARS Pharmaceuticals, Inc.(a)(b)	102,352	928,333
Bicara Therapeutics, Inc.(a)	65,313	1,420,558
Bicycle Therapeutics PLC, ADR(a)	51,450	241,300
Candel Therapeutics, Inc.(a)(b)	75,500	626,650
Celcuity, Inc.(a)(b)	47,693	6,337,446
Celldex Therapeutics, Inc.(a)	68,615	2,156,569
CG oncology, Inc.(a)(b)	87,032	5,421,223
Compass Therapeutics, Inc.(a)	185,633	441,807
Corvus Pharmaceuticals, Inc.(a)(b)	86,347	1,071,566
Denali Therapeutics, Inc.(a)(b)	163,467	3,439,346
Design Therapeutics, Inc.(a)(b)	63,568	666,193
Dianthus Therapeutics, Inc.(a)	45,839	4,263,485
Disc Medicine, Inc.(a)(b)	39,334	2,736,466
Forte Biosciences, Inc.(a)	12,912	246,232
Geron Corp.(a)	660,249	825,311
Ideaya Biosciences, Inc.(a)	90,520	2,667,624
Immatics NV(a)	138,190	1,590,567
Immunocore Holdings PLC, ADR(a) (b)	52,254	1,509,618
KalVista Pharmaceuticals, Inc.(a)	52,105	1,400,061
Kura Oncology, Inc.(a)	91,050	928,710
Kymera Therapeutics, Inc.(a)(b)	84,154	6,851,819
Lakefront Biotherapeutics NV, ADR(a)(b)	67,945	1,926,241
MannKind Corp.(a)	317,578	1,197,269
Mineralys Therapeutics, Inc.(a)	81,578	2,569,707
Mirum Pharmaceuticals, Inc.(a)	62,199	6,313,198
MoonLake Immunotherapeutics(a)	73,934	1,418,054
Neurogene, Inc.(a)	15,968	452,533
Newamsterdam Pharma Co. NV(a) (b)	118,514	3,991,552
Novavax, Inc.(a)(b)	167,949	1,842,401
Olema Pharmaceuticals, Inc.(a)	81,077	1,069,406
Oruka Therapeutics, Inc.(a)(b)	49,896	2,920,413
Palvella Therapeutics, Inc.(a)	14,096	1,669,812
Protara Therapeutics, Inc.(a)	55,748	259,228
REGENXBIO, Inc.(a)(b)	53,200	372,932
Relay Therapeutics, Inc.(a)	184,224	2,588,347
Rezolute, Inc.(a)	98,643	325,522
Rigel Pharmaceuticals, Inc.(a)(b)	19,042	580,591
Sarepta Therapeutics, Inc.(a)	108,222	1,933,927
Sionna Therapeutics, Inc.(a)	46,379	1,985,949
Spyre Therapeutics, Inc.(a)(b)	80,958	5,950,413
Stoke Therapeutics, Inc.(a)	58,873	1,819,764
Taysha Gene Therapies, Inc.(a)(b)	282,348	1,657,383

Security Description	Shares	Value
Biotechnology (82.73%) (continued)
Tectonic Therapeutic, Inc.(a)(b)	19,353	$603,136
Travere Therapeutics, Inc.(a)(b)	95,051	4,484,506
Tyra Biosciences, Inc.(a)(b)	55,509	1,854,556
Upstream Bio, Inc.(a)	55,699	465,644
Vanda Pharmaceuticals, Inc.(a)(b)	60,925	392,966
Vera Therapeutics, Inc.(a)(b)	73,552	2,612,567
Vericel Corp.(a)	52,309	1,743,459
Viking Therapeutics, Inc.(a)	119,108	3,899,596
Xencor, Inc.(a)(b)	75,597	898,092
Xenon Pharmaceuticals, Inc.(a)	85,746	4,692,879
Zai Lab, Ltd., ADR(a)(b)	115,031	2,034,898
Zenas Biopharma, Inc.(a)(b)	55,332	1,018,109
Zura Bio, Ltd.(a)(b)	88,879	382,180
Total Biotechnology		133,857,613

Health Care Equipment & Supplies (0.24%)
Delcath Systems, Inc.(a)(b)	35,814	386,075

Health Care Providers & Services (0.36%)
Fulgent Genetics, Inc.(a)(b)	32,191	583,945

Pharmaceuticals (16.70%)
Aardvark Therapeutics, Inc.(a)	22,439	92,224
Aclaris Therapeutics, Inc.(a)	124,304	565,583
Alto Neuroscience, Inc.(a)	32,025	642,742
Amylyx Pharmaceuticals, Inc.(a)	113,933	1,634,939
Atea Pharmaceuticals, Inc.(a)	82,125	383,524
Crinetics Pharmaceuticals, Inc.(a)(b)	107,892	3,835,561
Edgewise Therapeutics, Inc.(a)	110,576	3,777,276
Maze Therapeutics, Inc.(a)(b)	49,602	1,312,469
MBX Biosciences, Inc.(a)(b)	46,286	1,456,620
Nuvation Bio, Inc.(a)(b)	357,260	1,707,703
Oculis Holding AG(a)	58,929	1,354,188
Pharvaris NV(a)	66,026	1,991,344
Rapport Therapeutics, Inc.(a)(b)	49,264	1,945,928
Structure Therapeutics, Inc., ADR(a)	73,020	2,872,607
Tarsus Pharmaceuticals, Inc.(a)	43,870	2,605,878
Theravance Biopharma, Inc.(a)	52,230	838,814
Total Pharmaceuticals		27,017,400

TOTAL COMMON STOCKS
(Cost $152,328,433)		161,845,033

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.28%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $6,739)	3.55%	6,739	6,739

See Notes to Financial Statements and Financial Highlights.

6 | alpsfunds.com

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2026 (Unaudited)

	Shares	Value
Investments Purchased with Collateral from Securities Loaned (7.27%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%
(Cost $11,763,931)	11,763,931	$11,763,931

TOTAL SHORT TERM INVESTMENTS
(Cost $11,770,670)		11,770,670

TOTAL INVESTMENTS (107.31%)
(Cost $164,099,103)		$173,615,703
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.31%)		(11,823,149)
NET ASSETS - 100.00%		$161,792,554

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $37,800,498.

See Notes to Financial Statements and Financial Highlights.

7 | alpsfunds.com

ALPS Nautilus SMR, Nuclear & Technology ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.91%)
Artificial Intelligence (23.25%)
Advanced Micro Devices, Inc.(a)(b)	250	$129,025
Ambiq Micro, Inc.(a)	161	12,825
ARM Holdings PLC, ADR(a)	163	57,586
Astera Labs, Inc.(a)	1,003	343,879
C3.ai, Inc.(a)	1,253	13,495
Cisco Systems, Inc.	606	72,974
Coherent Corp.(a)(b)	615	222,304
CoreWeave, Inc.(a)	1,524	166,924
Intel Corp.(a)	659	75,574
Lumentum Holdings, Inc.(a)(b)	220	188,091
Micron Technology, Inc.(b)	304	295,184
Nebius Group NV(a)(b)	1,064	245,880
Palantir Technologies, Inc., Class A(a)	338	52,911
Sandisk Corp.(a)	145	245,772
Shanghai Biren Technology Co., Ltd.(a)(c)	10,402	81,961
Super Micro Computer, Inc.(a)	4,851	223,583
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	474	198,345
Veritone, Inc.(a)	768	1,628
Vertiv Holdings Co.	577	182,165
Whitefiber, Inc.(a)	89	2,647
Total Artificial Intelligence		2,812,753

Basic Materials (0.35%)
Eagle Nuclear Energy Corp.(a)	1,816	18,305
Solstice Advanced Materials, Inc.	284	23,922
Total Basic Materials		42,227

Nuclear Generation/Transmission (11.39%)
CGN Power Co., Ltd.(d)(e)	1,223,000	483,775
CLP Holdings, Ltd.	2,500	24,404
Constellation Energy Corp.	606	174,376
Dominion Energy, Inc.	1,572	105,230
Duke Energy Corp.	1,390	170,595
Endesa SA	516	21,583
Entergy Corp.	816	88,985
Fortum Oyj	763	17,844
Korea Electric Power Corp., ADR	2,292	30,163
PG&E Corp.	3,912	63,922
Public Service Enterprise Group, Inc.	890	69,998
Talen Energy Corp.(a)	81	31,331
Vistra Corp.	600	96,138
Total Nuclear Generation/Transmission		1,378,344

Nuclear Plant Ops/Construction/SMRs (20.48%)
AtkinsRealis Group, Inc.	290	17,409
Babcock International Group PLC	828	12,227

Security Description	Shares	Value
Nuclear Plant Ops/Construction/SMRs (20.48%) (continued)
BWX Technologies, Inc.	2,624	$513,989
GE Vernova, Inc.	479	463,825
Mirion Technologies, Inc.(a)	422	7,714
NANO Nuclear Energy, Inc.(a)	4,889	141,194
NuScale Power Corp.(a)(b)	36,103	457,425
Oklo, Inc.(a)(b)	7,665	512,635
Perma-Fix Environmental Services, Inc.(a)(c)	1,979	19,434
Rolls-Royce Holdings PLC	14,548	262,019
Terrestrial Energy, Inc.(a)	7,576	69,169
Total Nuclear Plant Ops/Construction/SMRs		2,477,040

Technology (6.94%)
Minimax Group, Inc.(a)(c)	1,000	107,185
Samsung Electronics Co., Ltd., GDR(d)	29	154,715
Seagate Technology Holdings PLC	256	225,229
SK hynix, Inc., GDR(d)(e)	82	126,729
Western Digital Corp.	424	225,233
Total Technology		839,091

Uranium/Miners (37.50%)
Bannerman Energy, Ltd.(a)(c)	21,752	55,658
Boss Energy, Ltd.(a)(c)	45,097	41,489
Cameco Corp.	4,637	522,590
Centrus Energy Corp.(a)	2,109	384,829
CGN Mining Co., Ltd.	335,000	137,216
Deep Yellow, Ltd.(a)	104,395	118,554
Denison Mines Corp.(a)	103,274	359,394
Encore Energy Corp.(a)	21,997	35,195
Energy Fuels, Inc.(a)(b)	23,585	429,719
IsoEnergy, Ltd.(a)	4,399	51,276
Lightbridge Corp.(a)	3,816	43,808
Lotus Resources, Ltd.(a)(c)	28,460	12,887
NAC Kazatomprom JSC, GDR(d)	6,410	463,443
NexGen Energy, Ltd.(a)(b)	44,482	514,212
Paladin Energy, Ltd.(a)	50,952	414,559
Peninsula Energy, Ltd.(a)	41,550	12,095
Silex Systems, Ltd.(a)	26,231	116,327
Uranium Energy Corp.(a)(b)	35,324	486,411
Uranium Royalty Corp.(a)	13,209	46,231
Ur-Energy, Inc.(a)	41,509	67,245
Yellow Cake PLC(a)(d)(e)	29,131	223,222
Total Uranium/Miners		4,536,360

TOTAL COMMON STOCKS
(Cost $11,625,010)		12,085,815

See Notes to Financial Statements and Financial Highlights.

8 | alpsfunds.com

ALPS Nautilus SMR, Nuclear & Technology ETF

Schedule of Investments	May 31, 2026 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.49%)
Money Market Fund (0.38%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $45,255)	3.55%	45,255	$45,255

Investments Purchased with Collateral from Securities Loaned (0.11%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%
(Cost $13,776)		13,776	13,776

TOTAL SHORT TERM INVESTMENTS
(Cost $59,031)			59,031

TOTAL INVESTMENTS (100.40%)
(Cost $11,684,041)			$12,144,846
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.40%)			(47,557)
NET ASSETS - 100.00%			$12,097,289

(a)	Non-income producing security.
(b)	Security, or a portion of security, is being held as collateral for written options contracts aggregating a total market value of $1,199,815.
(c)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $223,939.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of May 31, 2026 the aggregate market value of those securities was $1,451,884, representing 12.00% of net assets.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, the aggregate market value of those securities was $833,726, representing 6.89% of net assets.

See Notes to Financial Statements and Financial Highlights.

9 | alpsfunds.com

ALPS Nautilus SMR, Nuclear & Technology ETF

Schedule of Investments	May 31, 2026 (Unaudited)

WRITTEN OPTION CONTRACTS (0.47%)

Security Description	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Call Option Contracts - (0.47%)
Uranium Energy Corp.	06/18/26	$20.00	91	$3,458	$(125,307)	$(592)
Oklo, Inc.	06/18/26	95.00	10	2,410	(66,880)	(864)
NuScale Power Corp.	06/18/26	16.00	38	2,350	(48,146)	(1,444)
NuScale Power Corp.	06/18/26	17.00	56	2,407	(70,952)	(1,596)
Coherent Corp.	06/18/26	420.00	2	1,536	(72,294)	(1,820)
Nebius Group NV	06/18/26	300.00	4	2,592	(92,436)	(2,170)
Lumentum Holdings, Inc.	06/18/26	1,000.00	1	2,418	(85,496)	(2,810)
NexGen Energy, Ltd.	06/18/26	13.00	173	3,110	(199,988)	(3,893)
Micron Technology, Inc.	06/05/26	1,000.00	1	2,558	(97,100)	(4,245)
Uranium Energy Corp.	06/18/26	15.00	78	2,416	(107,406)	(5,031)
Energy Fuels, Inc.	06/18/26	20.00	100	5,097	(182,200)	(8,250)
Advanced Micro Devices, Inc.	06/18/26	270.00	1	488	(51,610)	(24,710)
TOTAL WRITTEN OPTION CONTRACTS				$30,840	$(1,199,815)	$(57,425)

See Notes to Financial Statements and Financial Highlights.

10 | alpsfunds.com

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2026 (Unaudited)

	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETF	ALPS Electrification Infrastructure ETF	ALPS Medical Breakthroughs ETF	ALPS Nautilus SMR, Nuclear & Technology ETF
ASSETS:
Investments, at value(a)	$157,059,709	$77,340,258	$208,624,747	$173,615,703	$12,144,846
Foreign currency, at value (Cost $860, $9,392, $–, $– and $417)	863	9,392	—	—	419
Receivable for investments sold	—	731,633	—	—	112,477
Foreign tax reclaims	—	17,897	—	—	5
Dividends receivable	108,318	114,042	281,376	8,338	20,169
Receivable for shares sold	—	—	—	—	843,967
Total Assets	157,168,890	78,213,222	208,906,123	173,624,041	13,121,883

LIABILITIES:
Written options, at value	—	—	—	—	57,425
Payable for investments purchased	—	653,225	—	—	947,678
Payable to adviser	61,160	29,998	81,594	67,556	5,715
Payable for collateral upon return of securities loaned	11,776,689	3,105,622	5,940,375	11,763,931	13,776
Total Liabilities	11,837,849	3,788,845	6,021,969	11,831,487	1,024,594
NET ASSETS	$145,331,041	$74,424,377	$202,884,154	$161,792,554	$12,097,289

NET ASSETS CONSIST OF:
Paid-in capital	$551,112,715	$94,382,489	$164,398,150	$275,151,358	$11,468,737
Total distributable earnings/(accumulated losses)	(405,781,674)	(19,958,112)	38,486,004	(113,358,804)	628,552
NET ASSETS	$145,331,041	$74,424,377	$202,884,154	$161,792,554	$12,097,289

INVESTMENTS, AT COST	$207,411,776	$69,764,175	$172,898,671	$164,099,103	$11,684,041

PRICING OF SHARES:
Net Assets	$145,331,041	$74,424,377	$202,884,154	$161,792,554	$12,097,289
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	3,475,002	1,475,002	4,565,002	2,975,000	430,002
Net Asset Value, offering and redemption price per share	$41.82	$50.46	$44.44	$54.38	$28.13

(a)	Includes $37,519,145, $7,226,243, $7,963,652, $37,800,498 and $223,939 of securities on loan for the ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Electrification Infrastructure ETF, ALPS Medical Breakthroughs ETF and ALPS Nautilus SMR, Nuclear & Technology ETF, respectively,

See Notes to Financial Statements and Financial Highlights.

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ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2026 (Unaudited)

	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETF	ALPS Electrification Infrastructure ETF	ALPS Medical Breakthroughs ETF	ALPS Nautilus SMR, Nuclear & Technology ETF(a)
INVESTMENT INCOME:
Dividend income*	$566,998	$310,415	$1,242,646	$942	$22,109
Securities lending income	129,309	26,071	9,254	40,941	2,695
Total investment income	696,307	336,486	1,251,900	41,883	24,804

EXPENSES:
Investment adviser fees	322,099	189,187	355,020	339,330	13,615
Total expenses	322,099	189,187	355,020	339,330	13,615
NET INVESTMENT INCOME/(LOSS)	374,208	147,299	896,880	(297,447)	11,189

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on investments(b)	(5,289,776)	3,540,416	2,574,964	26,862,124	182,234
Net realized gain on written options	—	—	—	—	11,832
Net realized gain/(loss) on foreign currency transactions	670	3,081	(380)	—	(627)
Total net realized gain/(loss)	(5,289,106)	3,543,497	2,574,584	26,862,124	193,439
Net change in unrealized appreciation/(depreciation) on investments	34,115,426	(2,503,527)	25,531,223	(16,368,339)	460,805
Net change in unrealized depreciation on written options	—	—	—	—	(26,585)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	3	1,128	(160)	—	52
Total net change in unrealized appreciation/(depreciation) on investments	34,115,429	(2,502,399)	25,531,063	(16,368,339)	434,272
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	28,826,323	1,041,098	28,105,647	10,493,785	627,711
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,200,531	$1,188,397	$29,002,527	$10,196,338	$638,900
* Net of foreign tax withholding:	$42,978	$19,232	$23,017	$—	$1,574

(a)	The ALPS Nautilus SMR, Nuclear & Technology ETF commenced operations on February 18, 2026.
(b)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

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ALPS Clean Energy ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$374,208	$649,353
Net realized loss	(5,289,106)	(60,029,198)
Net change in unrealized appreciation	34,115,429	75,268,413
Net increase in net assets resulting from operations	29,200,531	15,888,568

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(339,507)	(696,771)
From tax return of capital	—	(254,772)
Total distributions	(339,507)	(951,543)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	38,109,800	59,361,015
Cost of shares redeemed	(30,304,372)	(93,544,331)
Net increase from capital share transactions	7,805,428	34,183,316

Net increase/(decrease) in net assets	36,666,452	(19,246,291)

NET ASSETS:
Beginning of period	108,664,589	127,910,880
End of period	$145,331,041	$108,664,589

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,250,002	4,550,002
Shares sold	1,100,000	2,325,000
Shares redeemed	(875,000)	(3,625,000)
Shares outstanding, end of period	3,475,002	3,250,002

See Notes to Financial Statements and Financial Highlights.

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ALPS Disruptive Technologies ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$147,299	$176,428
Net realized gain	3,543,497	5,216,023
Net change in unrealized depreciation	(2,502,399)	(1,164,142)
Net increase in net assets resulting from operations	1,188,397	4,228,309

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(30,566)	(380,334)
From tax return of capital	—	(18,992)
Total distributions	(30,566)	(399,326)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	—	5,686,164
Cost of shares redeemed	(10,064,434)	(19,537,566)
Net decrease from capital share transactions	(10,064,434)	(13,851,402)

Net decrease in net assets	(8,906,603)	(10,022,419)

NET ASSETS:
Beginning of period	83,330,980	93,353,399
End of period	$74,424,377	$83,330,980

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,700,002	2,000,002
Shares sold	—	125,000
Shares redeemed	(225,000)	(425,000)
Shares outstanding, end of period	1,475,002	1,700,002

See Notes to Financial Statements and Financial Highlights.

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ALPS Electrification Infrastructure ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Period April 9, 2025 (Commencement of Operations) to November 30, 2025
OPERATIONS:
Net investment income	$896,880	$487,095
Net realized gain	2,574,584	1,739,994
Net change in unrealized appreciation	25,531,063	10,194,944
Net increase in net assets resulting from operations	29,002,527	12,422,033

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(752,249)	(288,547)
Total distributions	(752,249)	(288,547)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	85,179,629	116,499,174
Cost of shares redeemed	(26,327,517)	(12,850,896)
Net increase from capital share transactions	58,852,112	103,648,278

Net increase in net assets	87,102,390	115,781,764

NET ASSETS:
Beginning of period	115,781,764	—
End of period	$202,884,154	$115,781,764

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,175,002	—
Shares sold	2,080,000	3,550,002
Shares redeemed	(690,000)	(375,000)
Shares outstanding, end of period	4,565,002	3,175,002

See Notes to Financial Statements and Financial Highlights.

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ALPS Medical Breakthroughs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment loss	$(297,447)	$(290,486)
Net realized gain	26,862,124	1,966,857
Net change in unrealized appreciation/(depreciation)	(16,368,339)	18,757,002
Net increase in net assets resulting from operations	10,196,338	20,433,373

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	—	(1,520,652)
From tax return of capital	—	(2,146,410)
Total distributions	—	(3,667,062)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	62,127,616	18,258,538
Cost of shares redeemed	(15,145,009)	(53,607,001)
Net increase/(decrease) from capital share transactions	46,982,607	(35,348,463)

Net increase/(decrease) in net assets	57,178,945	(18,582,152)

NET ASSETS:
Beginning of period	104,613,609	123,195,761
End of period	$161,792,554	$104,613,609

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,100,000	3,175,000
Shares sold	1,175,000	425,000
Shares redeemed	(300,000)	(1,500,000)
Shares outstanding, end of period	2,975,000	2,100,000

See Notes to Financial Statements and Financial Highlights.

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ALPS Nautilus SMR, Nuclear & Technology ETF

Statements of Changes in Net Assets

For the Period February 18, 2026 (Commencement of Operations) to May 31, 2026
OPERATIONS:
Net investment income	$11,189
Net realized gain	193,439
Net change in unrealized appreciation	434,272
Net increase in net assets resulting from operations	638,900

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(10,348)
Total distributions	(10,348)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	12,826,112
Cost of shares redeemed	(1,357,375)
Net increase from capital share transactions	11,468,737

Net increase in net assets	12,097,289

NET ASSETS:
Beginning of period	—
End of period	$12,097,289

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	—
Shares sold	480,002
Shares redeemed	(50,000)
Shares outstanding, end of period	430,002

See Notes to Financial Statements and Financial Highlights.

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ALPS Clean Energy ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$33.44		$28.11	$31.34	$55.74	$73.94	$70.05

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.11		0.17	0.25	0.47	0.39	0.20
Net realized and unrealized gain/(loss)	8.37		5.41	(3.13)	(24.38)	(18.14)	4.11
Total from investment operations	8.48		5.58	(2.88)	(23.91)	(17.75)	4.31

DISTRIBUTIONS:
From net investment income	(0.10)		(0.18)	(0.13)	(0.40)	(0.19)	(0.17)
From tax return of capital	–		(0.07)	(0.22)	(0.09)	(0.26)	(0.25)
Total distributions	(0.10)		(0.25)	(0.35)	(0.49)	(0.45)	(0.42)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	8.38		5.33	(3.23)	(24.40)	(18.20)	3.89
NET ASSET VALUE, END OF PERIOD	$41.82		$33.44	$28.11	$31.34	$55.74	$73.94

TOTAL RETURN(b)	25.43%		20.00%	(9.32)%	(43.11)%	(24.00)%	6.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$145,331		$108,665	$127,911	$267,977	$707,911	$1,014,767

Ratio of expenses to average net assets	0.55	%(c)	0.55%	0.55%	0.55%	0.55%	0.56	%(d)
Ratio of net investment income to average net assets	0.64	%(c)	0.64%	0.85%	1.09%	0.69%	0.26%
Portfolio turnover rate(e)	14%		39%	32%	38%	44%	39%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Effective January 1, 2021, the Fund's Advisory Fee changed from 0.65% to 0.55%.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

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ALPS Disruptive Technologies ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$49.02		$46.68	$38.51	$34.92	$48.23	$42.99

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	0.09		0.10	0.13	0.15	(0.02)	0.15
Net realized and unrealized gain/(loss)	1.37		2.44	8.15	3.45	(13.17)	5.26
Total from investment operations	1.46		2.54	8.28	3.60	(13.19)	5.41

DISTRIBUTIONS:
From net investment income	(0.02)		(0.19)	(0.11)	(0.01)	(0.12)	(0.17)
From tax return of capital	–		(0.01)	–	–	–	–
Total distributions	(0.02)		(0.20)	(0.11)	(0.01)	(0.12)	(0.17)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.44		2.34	8.17	3.59	(13.31)	5.24
NET ASSET VALUE, END OF PERIOD	$50.46		$49.02	$46.68	$38.51	$34.92	$48.23

TOTAL RETURN(b)	2.98%		5.47%	21.54%	10.31%	(27.41)%	12.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$74,424		$83,331	$93,353	$97,233	$122,214	$237,546

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income/(loss) to average net assets	0.39	%(c)	0.20%	0.30%	0.42%	(0.05)%	0.31%
Portfolio turnover rate(d)	15%		31%	35%	34%	31%	26%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

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ALPS Electrification Infrastructure ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Period April 9, 2025 (Commencement of Operations) to November 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$36.47		$26.85

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.25		0.30
Net realized and unrealized gain	7.94		9.47
Total from investment operations	8.19		9.77

DISTRIBUTIONS:
From net investment income	(0.22)		(0.15)
Total distributions	(0.22)		(0.15)

NET INCREASE IN NET ASSET VALUE	7.97		9.62
NET ASSET VALUE, END OF PERIOD	$44.44		$36.47

TOTAL RETURN(b)	22.58%		36.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$202,884		$115,782

Ratio of expenses to average net assets	0.50	%(c)	0.50	%(c)
Ratio of net investment income to average net assets	1.26	%(c)	1.37	%(c)
Portfolio turnover rate(d)	18%		16%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

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ALPS Medical Breakthroughs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$49.82		$38.80	$26.36	$31.29	$42.94	$49.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.11)		(0.11)	(0.13)	(0.10)	(0.13)	(0.18)
Net realized and unrealized gain/(loss)	4.67		12.30	12.64	(4.83)	(11.52)	(5.88)
Total from investment operations	4.56		12.19	12.51	(4.93)	(11.65)	(6.06)

DISTRIBUTIONS:
From net investment income	–		(0.48)	(0.07)	–	–	–
From tax return of capital	–		(0.69)	–	–	–	–
Total distributions	–		(1.17)	(0.07)	–	–	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.56		11.02	12.44	(4.93)	(11.65)	(6.06)
NET ASSET VALUE, END OF PERIOD	$54.38		$49.82	$38.80	$26.36	$31.29	$42.94

TOTAL RETURN(b)	9.15%		32.79%	47.50%	(15.76)%	(27.13)%	(12.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$161,793		$104,614	$123,196	$83,690	$115,009	$188,929

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets	(0.44	)%(c)	(0.33)%	(0.37)%	(0.34)%	(0.39)%	(0.36)%
Portfolio turnover rate(d)	58%		58%	72%	81%	88%	81%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

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ALPS Nautilus SMR, Nuclear & Technology ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Period February 18, 2026 (Commencement of Operations) to May 31, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.45

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized gain	2.67
Total from investment operations	2.71

DISTRIBUTIONS:
From net investment income	(0.03)
Total distributions	(0.03)

NET INCREASE IN NET ASSET VALUE	2.68
NET ASSET VALUE, END OF PERIOD	$28.13

TOTAL RETURN(b)	10.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$12,097

Ratio of expenses to average net assets	0.65	%(c)
Ratio of net investment income to average net assets	0.53	%(c)
Portfolio turnover rate(d)	30%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

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ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2026, the Trust consisted of twenty-five separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Electrification Infrastructure ETF, ALPS Medical Breakthroughs ETF and the ALPS Nautilus SMR, Nuclear & Technology ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the ALPS Clean Energy ETF is to seek investment results that correspond (before fees and expenses) generally, to the performance of the CIBC Atlas Clean Energy Index. The investment objective of the ALPS Disruptive Technologies ETF is to seek investment results that correspond (before fees and expenses) generally, to the performance of the Indxx Disruptive Technologies Index. The investment objective of the ALPS Electrification Infrastructure ETF is to seek investment results that correspond (before fees and expenses) generally, to the performance of the Ladenburg Thalmann Electrification Infrastructure Index. The investment objective of the ALPS Medical Breakthroughs ETF is to seek investment results that correspond (before fees and expenses) generally, to the performance of the S-Network Medical Breakthroughs Index. The investment objective of the ALPS Nautilus SMR, Nuclear & Technology ETF is to seek a combination of capital appreciation and income.

ALPS Clean Energy ETF and the ALPS Nautilus SMR, Nuclear & Technology ETF are considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. ALPS Disruptive Technologies ETF, ALPS Electrification Infrastructure ETF, and ALPS Medical Breakthroughs ETF have elected to qualify as a diversified series of the Trust under the 1940 Act.

With the exception of the ALPS Electrification Infrastructure ETF, each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). ALPS Electrification Infrastructure ETF is listed on the Nasdaq Stock Market LLC (“NASDAQ”). With the exception of the ALPS Nautilus SMR, Nuclear & Technology ETF, each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. ALPS Nautilus SMR, Nuclear & Technology ETF issues and redeems Shares, at net asset value in blocks of 10,000 Shares. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. The Funds’ Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

23 | alpsfunds.com

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Funds’ NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Exchange-traded options and equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, Exchange-traded options or equity securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2026:

ALPS Clean Energy ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$136,583,273	$–	$–	$136,583,273
Master Limited Partnerships*	8,654,629	–	–	8,654,629
Short Term Investments	11,821,807	–	–	11,821,807
Total	$157,059,709	$–	$–	$157,059,709

24 | alpsfunds.com

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

ALPS Disruptive Technologies ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$73,437,670	$–	$–	$73,437,670
Master Limited Partnerships*	796,966	–	–	796,966
Short Term Investments	3,105,622	–	–	3,105,622
Total	$77,340,258	$–	$–	$77,340,258

ALPS Electrification Infrastructure ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$202,120,790	$–	$–	$202,120,790
Short Term Investments	6,503,957	–	–	6,503,957
Total	$208,624,747	$–	$–	$208,624,747

ALPS Medical Breakthroughs ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$161,845,033	$–	$–	$161,845,033
Short Term Investments	11,770,670	–	–	11,770,670
Total	$173,615,703	$–	$–	$173,615,703

ALPS Nautilus SMR, Nuclear & Technology ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$12,085,815	$–	$–	$12,085,815
Short Term Investments	59,031	–	–	59,031
Total	$12,144,846	$–	$–	$12,144,846
Other Financial Instruments
Liabilities:
Written Options	$(57,425)	$–	$–	$(57,425)
Total	$(57,425)	$–	$–	$(57,425)

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2026.

C. Foreign Investment Risk

The Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information and less stringent accounting, corporate governance and financial reporting standards than for U.S. issuers. In addition, adverse political, economic, social, regulatory, business or environmental developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in foreign currency.

Countries with emerging markets may have relatively unstable governments and may present the risks of potential expropriation or nationalization of private property or businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and political, economic and social events.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Funds’ securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

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ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

F. Dividends and Distributions to Shareholders

Dividends from net investment income for the ALPS Disruptive Technologies ETF, the ALPS Global Travel Beneficiaries ETF and the ALPS Medical Breakthroughs ETF, if any, are declared and paid annually or as the Board may determine from time to time. Dividends from net investment income for ALPS Clean Energy ETF, if any, are declared and paid quarterly or as the Board may determine from time to time. Dividends from net investment income for ALPS Nautilus SMR, Nuclear & Technology ETF, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Derivative Instruments

As a part of its investment strategy, the ALPS Nautilus SMR, Nuclear & Technology ETF is permitted to enter in various types of derivative contracts.

Collateral is being pledged to cover derivative obligations of the Fund. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Derivative Risk. Derivatives are financial instruments, such as futures, swaps and options, whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivatives involve risks different from, and possible greater than, the risks associated with investing directly with securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and the Fund could lose more than the amount it invests. Many derivative transactions are entered into "over-the-counter" (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund's counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the ALPS Nautilus SMR, Nuclear & Technology ETF's contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for the Fund's derivative positions at any time.

Call and Put Strategy Risk. The ALPS Nautilus SMR, Nuclear & Technology ETF may write calls and/or puts on instruments the Fund owns or otherwise has exposure to (covered calls or covered puts) and write calls and/or puts on instruments to which the Fund has no exposure (naked calls and naked puts) in return for a premium. Under a call or put writing strategy, the Fund typically would expect to receive cash (or a premium) for having written (sold) a call or put option, which enables a purchaser of the call to buy (or the purchaser of the put to sell) the asset on which the option is written at a certain price within a specified time frame. Writing call options will limit the Fund's opportunity to profit from an increase in the market value and other returns of the underlying asset to the exercise price (plus the premium received). The Fund's maximum potential gain via a written covered call will generally be expected to be the premium received from writing a covered call option plus the difference between any lower price at which the Fund acquired exposure to the applicable underlying asset and any higher price the purchaser of the call option may exercise the call option. The Fund's maximum potential gain via a written naked call or any put will generally be the premium received from writing the option. The Fund's maximum potential loss on a written covered call is the purchase price paid for the underlying asset minus the premium received for writing the option. The Fund's maximum potential loss on a written uncovered call is theoretically limitless as the value of the underlying asset rises. The Fund's maximum potential loss on a written put is the entire strike price minus the premium received for writing the option as the value of the underlying asset could fall to zero. Therefore, written call and puts can result in overall losses and detract from the Fund's total returns even though the call or put options produce premiums and may initially produce income and cash flow to the Fund (and distributions by the Fund) for having written the call or put options. Buying a call option or put option will generally involve the Fund paying a premium on the option, which may detract from returns and may not limit losses. The Fund may lose the initial amount invested in the call option or put option. In a rising market, a covered call option may require an underlying instrument to be sold at an exercise price that is lower than would be received if the instrument was sold at the market price. If a call or put expires, the Fund would generally realize a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying investment during the option period, the market value loss realized may exceed such gain. If the underlying instrument declines by more than the option premium the Fund receives, there will be a loss on the overall position, which will detract from the Fund's total returns even if the call or put options written by the Fund produced premiums and initially produced Fund distributions, returns, income and/or cash flow.

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ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Assets and Liabilities as of May 31, 2026:

	Asset Derivatives
Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
ALPS Nautilus SMR, Nuclear & Technology ETF
Equity Contracts (Written Options)	N/A	$–	Written options, at value	$(57,425)
		$–		$(57,425)

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended May 31, 2026:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
ALPS Nautilus SMR, Nuclear & Technology ETF
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized depreciation on written options	$11,832	$(26,585)
Total		$11,832	$(26,585)

The average value of written options held in the ALPS Nautilus SMR, Nuclear & Technology ETF during the period ended May 31, 2026 was $22,195.

H. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2026.

The tax character of the distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2025
ALPS Clean Energy ETF	$696,771	$—	$254,772
ALPS Disruptive Technologies ETF	380,334	—	18,992
ALPS Electrification Infrastructure ETF	288,547	—	—
ALPS Medical Breakthroughs ETF	1,520,652	—	2,146,410

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

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ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

As of November 30, 2025, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Clean Energy ETF	$118,603,072	$216,626,147
ALPS Disruptive Technologies ETF	6,420,114	22,700,556
ALPS Electrification Infrastructure ETF	—	—
ALPS Medical Breakthroughs ETF	82,703,335	65,902,910

As of May 31, 2026, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS Clean Energy ETF	$29,742,097	$(81,576,552)	$(51,834,455)	$208,894,164
ALPS Disruptive Technologies ETF	16,714,662	(10,178,081)	6,536,581	70,803,677
ALPS Electrification Infrastructure ETF	41,026,984	(5,300,908)	35,726,076	172,898,671
ALPS Medical Breakthroughs ETF	26,259,573	(17,437,200)	8,822,373	164,793,330
ALPS Nautilus SMR, Nuclear & Technology ETF	1,166,862	(732,642)	434,220	11,684,041

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in passive foreign investment companies. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2026.

I. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2026, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

J. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Funds’ securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income earned by each Fund from securities lending activity is disclosed in the Statement of Operations.

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ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

The following is a summary of each Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Clean Energy ETF	$37,519,145	$11,776,689	$27,382,076	$39,158,765
ALPS Disruptive Technologies ETF	7,226,243	3,105,622	4,339,854	7,445,476
ALPS Electrification Infrastructure ETF	7,963,652	5,940,375	2,242,388	8,182,763
ALPS Medical Breakthroughs ETF	37,800,498	11,763,931	26,827,115	38,591,046
ALPS Nautilus SMR, Nuclear & Technology ETF	223,939	13,776	223,312	237,088

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2026:

ALPS Clean Energy ETF

Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$11,776,689	$—	$—	$—	$11,776,689
Total Borrowings					11,776,689
Gross amount of recognized liabilities for securities lending (collateral received)					$11,776,689

ALPS Disruptive Technologies ETF

Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$3,105,622	$—	$—	$—	$3,105,622
Total Borrowings					3,105,622
Gross amount of recognized liabilities for securities lending (collateral received)					$3,105,622

ALPS Electrification Infrastructure ETF

Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$5,940,375	$—	$—	$—	$5,940,375
Total Borrowings					5,940,375
Gross amount of recognized liabilities for securities lending (collateral received)					$5,940,375

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ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

ALPS Medical Breakthroughs ETF

Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$11,763,931	$—	$—	$—	$11,763,931
Total Borrowings					11,763,931
Gross amount of recognized liabilities for securities lending (collateral received)					$11,763,931

ALPS Nautilus SMR, Nuclear & Technology ETF

Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$13,776	$—	$—	$—	$13,776
Total Borrowings					13,776
Gross amount of recognized liabilities for securities lending (collateral received)					$13,776

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS Clean Energy ETF	0.55%
ALPS Disruptive Technologies ETF	0.50%
ALPS Electrification Infrastructure ETF	0.50%
ALPS Medical Breakthroughs ETF	0.50%
ALPS Nautilus SMR, Nuclear & Technology ETF	0.65%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles.

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ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Clean Energy ETF	$16,690,279	$16,623,571
ALPS Disruptive Technologies ETF	11,540,349	11,613,036
ALPS Electrification Infrastructure ETF	26,836,329	27,186,755
ALPS Medical Breakthroughs ETF	80,886,098	79,832,680
ALPS Nautilus SMR, Nuclear & Technology ETF	2,777,855	2,505,633

For the six months ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Clean Energy ETF	$37,915,657	$29,796,724
ALPS Disruptive Technologies ETF	—	9,867,757
ALPS Electrification Infrastructure ETF	85,138,691	26,258,438
ALPS Medical Breakthroughs ETF	60,868,503	15,144,498
ALPS Nautilus SMR, Nuclear & Technology ETF	12,337,216	1,166,609

For the six months ended May 31, 2026, the in-kind net realized gain/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Clean Energy ETF	$7,853,326
ALPS Disruptive Technologies ETF	2,351,951
ALPS Electrification Infrastructure ETF	4,758,131
ALPS Medical Breakthroughs ETF	4,830,838
ALPS Nautilus SMR, Nuclear & Technology ETF	343,017

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 Shares except for the ALPS Nautilus SMR, Nuclear & Technology ETF. Shares of ALPS Nautilus SMR, Nuclear & Technology ETF are created and redeemed in Creation Unit size aggregations of 10,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from each Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The ALPS Clean Energy ETF and the ALPS Electrification Infrastructure ETF engaged in cross trades between other funds in the Trust, or other funds to which the Adviser provides advisory services, during the six month period ended, May 31, 2026 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser or sub-adviser. The Board previously adopted procedures that apply to transactions pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

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ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

Transactions related to cross trades during the six months ended May 31, 2026, were as follows:

	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
ALPS Clean Energy ETF	$–	$1,363,881	$(2,443,206)
ALPS Electrification Infrastructure ETF	1,363,881	–	–

7. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments), defaults and shutdowns, bank failures, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, technological developments (including those related to artificial intelligence) or failures (for example, widespread system outages or disruptions or faulty updates to software applications) and other similar events and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Funds to lose value. Securities in the Funds' portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, bank failures, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, recessions, supply chain disruptions and related geopolitical events.

8. CONCENTRATION RISK

Each Fund seeks to track an underlying index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

10. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

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ALPS ETF Trust

Additional Information	May 31, 2026 (Unaudited)

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

Fund	Qualified Dividend Income	Dividend Received Deduction	1099 Dividends
ALPS Clean Energy ETF	69.05%	11.99%	0.00%
ALPS Disruptive Technologies ETF	100.00%	100.00%	0.00%
ALPS Electrification Infrastructure ETF	100.00%	68.87%	0.00%
ALPS Medical Breakthroughs ETF	0.00%	0.00%	0.00%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

LICENSING AGREEMENT

ALPS Clean Energy ETF

CIBC NTC is the designer of the construction and methodology for the Underlying Index. “CIBC NTC” and “CIBC Atlas Clean Energy Index” are service marks or trademarks of the Index Provider. CIBC NTC acts as brand licensor for the Underlying Index and is not responsible for the descriptions of the Fund that appear herein.

The Fund is not sponsored by CIBC NTC or any of its affiliates. CIBC NTC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly. CIBC NTC does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assumes no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. CIBC NTC has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in determining, composing or calculating the Underlying Index. CIBC NTC is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. CIBC NTC has no obligation or liability in connection with the administration, marketing or trading of the Fund and is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund.

CIBC NTC has no obligation or liability in connection with the administration, marketing or trading of the Fund. CIBC NTC makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. CIBC NTC makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall CIBC NTC have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

All intellectual property rights in the Underlying Index vests in CIBC NTC.

The Underlying Index is the property of CIBC NTC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Underlying Index. The Underlying Index is not sponsored by S&P Dow Jones Indices or its affiliates or its third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Underlying Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by CIBC NTC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).

The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to CIBC NTC with respect to the Underlying Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices, and the provision of the calculation services related to the Underlying Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund may be converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Underlying Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.

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ALPS ETF Trust

Additional Information	May 31, 2026 (Unaudited)

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CIBC NTC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

The Index Provider is not affiliated with the Trust, the Adviser or ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”). The Index Provider has entered into a license agreement with the Adviser (the “License Agreement”). The use of the Underlying Index by the Adviser and the Fund is subject to the terms of the License Agreement, which impose certain limitations and conditions on the Fund’s ability to use the Underlying Index.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

ALPS Disruptive Technologies ETF

“Indxx” is a service mark of Indxx, LLC (“Indxx” or the “Index Provider”) and has been licensed for use for certain purposes by ALPS Advisors, Inc. (the “Adviser”).

The ALPS Disruptive Technologies ETF is not sponsored, endorsed, sold or promoted by Indxx. Indxx makes no representation or warranty, express or implied, to the owners of the ALPS Disruptive Technologies ETF or any member of the public regarding the advisability of investing in securities generally or in the ALPS Disruptive Technologies ETF particularly. Indxx has no obligation to take the needs of ALPS Advisors, Inc. or the shareholders of ALPS Disruptive Technologies ETF into consideration in determining, composing, or calculating the Underlying Index. Indxx is not responsible for and has not participated in the determination of the timing, amount or pricing of the ALPS Disruptive Technologies ETF shares to be issued or in the determination or calculation of the equation by which the ALPS Disruptive Technologies ETF is to be converted into cash. Indxx has no obligation or liability in connection with the administration, marketing or trading of the ALPS Disruptive Technologies ETF.

INDXX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY ANY PERSON OR ENTITY FROM THE USE OF THE INDEX(ES), TRADING BASED ON THE INDEX(ES), OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE PRODUCTS, OR FOR ANY OTHER USE. INDXX EXPRESSLY DISCLAIMS ALL WARRANTIES AND CONDITIONS, EXPRESS, STATUTORY, OR IMPLIED, EXCEPT AS SET FORTH IN THIS AGREEMENT. EXCEPT AS OTHERWISE SPECIFICALLY SET FORTH IN THIS AGREEMENT, INDXX HEREBY EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE, OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX(ES) OR ANY DATA INCLUDED THEREIN. INDXX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. INDXX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, ITS SHAREHOLDERS OR AFFILIATES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY INDXX OR ANY DATA INCLUDED THEREIN. INDXX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY INDXX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDXX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

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ALPS ETF Trust

Additional Information	May 31, 2026 (Unaudited)

ALPS Electrification Infrastructure ETF

Ladenburg Thalmann Index, LLC (the “Index Provider”) is not affiliated with the ALPS Electrification Infrastructure ETF (the “Fund”) or ALPS Advisors, Inc. (the “Adviser”). The Fund is entitled to use the Underlying Index pursuant to a licensing agreement with the Index Provider and the Adviser. The Adviser pays a licensing fee to the Index Provider out of the management fee.

LADENBURG THALMANN INDEX, LLC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE LADENBURG THALMANN ELECTRIFICATION INFRASTRUCTURE INDEX (THE “INDEX”) OR ANY DATA INCLUDED THEREIN AND LADENBURG THALMANN INDEX, LLC SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LADENBURG THALMANN INDEX, LLC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALPS ELECTRIFICATION INFRASTRUCURE ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. LADENBURG THALMANN INDEX, LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LADENBURG THALMANN INDEX, LLC HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ALPS Medical Breakthroughs ETF

The Fund is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track the performance of the physical commodities market. Licensor’s only relationship to the Licensee is the licensing of certain service marks and trade names of Licensor and of the Underlying Index that is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Standard & Poor’s Custom Indexes serves as calculation agent for the Index. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general stock market performance. S&P’s and its third party licensor’s only relationship to S-Network Global Indexes, Inc. is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

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ALPS ETF Trust

Additional Information	May 31, 2026 (Unaudited)

Standard & Poor’s®, and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by S-Network Global Indexes, Inc.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

36 | alpsfunds.com

ALPS ETF Trust

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

37 | alpsfunds.com

ALPS ETF Trust

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

38 | alpsfunds.com

ALPS ETF Trust

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Edmund J. Burke, Trustee	$97,000	$–	$97,000
Jeremy W. Deems, Trustee	100,000	–	100,000
Rick A. Pederson, Trustee	106,000	–	106,000
Joseph F. Keenan, Trustee	92,000	–	92,000
Susan K. Wold, Trustee	92,000	–	92,000
Laton Spahr, President and Trustee*	–	–	–
Total	$487,000	$–	$487,000

*	Mr. Spahr, the President of the Trust, is deemed an "interested person" by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Funds' unitary fee arrangements, the Funds do not pay any Trustee fees. The Trustee fees are paid by the Adviser.

39 | alpsfunds.com

ALPS ETF Trust

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2026 (Unaudited)

At its meeting held on December 2, 2025, the Board of Trustees of the Trust (the “Board” or the “Trustees”), where five of the six Trustees were not an "interested person" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), evaluated a proposal to approve the Investment Advisory Agreement (the “New Fund Advisory Agreement”) between the Trust and ALPS Advisors, Inc. (the “Adviser” or “AAI”) with respect to the ALPS Nautilus SMR, Nuclear & Technology ETF (the "New Fund"). In evaluating the New Fund Advisory Agreement, the Board, including the Independent Trustees, considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Adviser to the New Fund under the New Fund Advisory Agreement; (ii) the advisory fees and other expenses proposed to be paid by the New Fund compared to those of similar funds managed by other investment advisers; (iii) the expected costs of the services to be provided to the New Fund and the projected profitability to be realized by the Adviser and its affiliates from the Adviser’s relationship with the New Fund; (iv) the extent to which economies of scale would be realized if and as the New Fund’s assets increase and whether the fee level in the New Fund Advisory Agreement reflects these economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the New Fund Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the New Fund Advisory Agreement, the proposed investment strategy for the New Fund, financial information regarding the Adviser and its parent company, information describing the Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the New Fund, the anticipated financial support of the New Fund, and the nature and quality of services provided to other ETFs, open-end and closed-end funds sponsored by the Adviser. Based upon their review, the Board concluded that the Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the New Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the New Fund as well as the fact that the Adviser agreed to pay all of the New Fund’s expenses (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the New Fund’s business) out of the unitary advisory fee. Based on their review, the Board concluded that the expected profitability of the New Fund to the Adviser was not unreasonable.

The Board, including the Independent Trustees, also reviewed comparative fee and expense data provided by FUSE regarding the New Fund. The Trustees noted the proposed advisory fee for services to be provided to the New Fund by the Adviser was 0.65% of the New Fund’s average daily net assets. The Trustees also considered that the advisory fee with respect to the New Fund was a unitary one and that, as set forth above, the Adviser had agreed to pay all of the New Fund’s expenses (except for interest expenses, marketing fees, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the New Fund’s business) out of the unitary fee. The Board considered that, taking into account the impact of the New Fund’s unitary advisory fee, the New Fund’s expense ratio was below the median of both of its FUSE gross advisory fees peer group and total net expenses peer group. The Board took into account, among other things, the views of the Adviser with respect to the differences between the investment strategy of the New Fund and the investment strategies of the FUSE peer group and the other information available to them, the Board concluded that the advisory fee for the New Fund was reasonable under the circumstances and in light of the quality of services to be provided.

The Board also considered other benefits that may be realized by the Adviser from its relationship with the New Fund and concluded that the advisory fee was reasonable taking into account such benefits.

The Board considered the extent to which economies of scale would be realized as the New Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the New Fund investors. Because the New Fund is newly organized, the Trustees reviewed the New Fund’s proposed unitary advisory fee and anticipated expenses and determined to review economies of scale in the future when the New Fund had attracted assets.

In voting to approve the New Fund Advisory Agreement, the Board concluded that the terms of the New Fund Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Board considered relevant in the exercise of their reasonable business judgment. The Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

40 | alpsfunds.com

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETFs.

SS&C | ALPS ADVISORS

alpsfunds.com | 1-866-759-5679

SS&C | ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Semi-Annual Report

May 31, 2026

ALPS Sector Dividend Dogs ETF

(NYSE Arca: SDOG)

ALPS International Sector Dividend Dogs ETF

(NYSE Arca: IDOG)

ALPS Emerging Sector Dividend Dogs ETF

(NYSE Arca: EDOG)

ALPS REIT Dividend Dogs ETF

(NYSE Arca: RDOG)

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments
ALPS Sector Dividend Dogs ETF	2
ALPS International Sector Dividend Dogs ETF	4
ALPS Emerging Sector Dividend Dogs ETF	6
ALPS REIT Dividend Dogs ETF	8
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets
ALPS Sector Dividend Dogs ETF	12
ALPS International Sector Dividend Dogs ETF	13
ALPS Emerging Sector Dividend Dogs ETF	14
ALPS REIT Dividend Dogs ETF	15
Financial Highlights	16
Notes to Financial Statements and Financial Highlights	20
Additional Information	29
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	30
Proxy Disclosures for Open-End Management Investment Companies	31
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	32
Statement Regarding Basis for Approval of Investment Advisory Contract	33

ALPS Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.48%)
Communication Services (8.39%)
AT&T, Inc.	941,701	$23,354,185
Comcast Corp., Class A	865,566	21,526,626
Omnicom Group, Inc.	335,531	24,396,459
T-Mobile US, Inc.	120,034	22,509,976
Verizon Communications, Inc.	508,031	24,288,962
Total Communication Services		116,076,208

Consumer Discretionary (10.72%)
Best Buy Co., Inc.	417,088	32,512,010
Darden Restaurants, Inc.	128,950	26,294,194
Ford Motor Co.	2,236,904	39,011,606
Genuine Parts Co.	246,852	24,364,292
Starbucks Corp.	263,298	26,108,630
Total Consumer Discretionary		148,290,732

Consumer Staples (9.47%)
Altria Group, Inc.	384,528	26,755,458
General Mills, Inc.	662,931	22,413,697
Kenvue, Inc.	1,492,531	25,790,936
Kraft Heinz Co.	1,156,124	27,758,537
Target Corp.	222,442	28,265,705
Total Consumer Staples		130,984,333

Energy (9.00%)
Chevron Corp.	132,588	24,192,007
ConocoPhillips	214,135	24,407,107
EOG Resources, Inc.	195,066	26,017,903
Kinder Morgan, Inc.	781,821	24,298,997
ONEOK, Inc.	305,847	25,672,797
Total Energy		124,588,811

Financials (10.52%)
KeyCorp	1,381,221	29,461,444
Prudential Financial, Inc.	283,769	28,558,512
T Rowe Price Group, Inc.	294,704	30,805,409
Truist Financial Corp.	595,617	28,714,696
US Bancorp	511,862	28,075,631
Total Financials		145,615,692

Health Care (9.74%)
AbbVie, Inc.	118,805	25,866,224
Bristol-Myers Squibb Co.	441,820	25,263,268
CVS Health Corp.	342,879	31,195,131
Merck & Co., Inc.	225,836	26,811,250
Pfizer, Inc.	982,177	25,713,394
Total Health Care		134,849,267

Industrials (9.38%)
Lockheed Martin Corp.	40,417	21,439,198
Paychex, Inc.	281,877	27,336,431
Snap-On, Inc.	71,055	26,376,327
United Parcel Service, Inc., Class B	268,563	28,652,986
Security Description	Shares	Value
Industrials (9.38%) (continued)
Watsco, Inc.(a)	70,899	$26,027,023
Total Industrials		129,831,965

Information Technology (14.15%)
Accenture PLC, Class A	132,633	24,811,655
Hewlett Packard Enterprise Co.	1,209,661	52,063,810
HP, Inc.	1,379,034	37,289,079
Microchip Technology, Inc.	421,424	39,887,782
Texas Instruments, Inc.	136,710	41,789,513
Total Information Technology		195,841,839

Materials (8.93%)
Amcor PLC	643,424	24,977,720
International Paper Co.	700,829	23,456,747
LyondellBasell Industries NV, Class A	360,442	24,023,459
Smurfit Westrock PLC(a)	656,710	27,023,616
The Dow Chemical Co.	712,855	24,058,856
Total Materials		123,540,398

Utilities (9.18%)
Dominion Resources, Inc.	412,955	27,643,208
Edison International	363,344	25,412,279
Evergy, Inc.	315,930	25,918,897
Eversource Energy	356,503	24,338,460
FirstEnergy Corp.	510,270	23,671,425
Total Utilities		126,984,269

TOTAL COMMON STOCKS
(Cost $1,234,387,059)		1,376,603,514

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.39%)
Money Market Fund (0.16%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $2,228,518)	3.55%	2,228,518	2,228,518

Investments Purchased with Collateral from Securities Loaned (0.23%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%
(Cost $3,186,724)		3,186,724	3,186,724

TOTAL SHORT TERM INVESTMENTS
(Cost $5,415,242)			5,415,242

TOTAL INVESTMENTS (99.87%)
(Cost $1,239,802,301)			$1,382,018,756
OTHER ASSETS IN EXCESS OF LIABILITIES (0.13%)			1,775,726
NET ASSETS - 100.00%			$1,383,794,482

See Notes to Financial Statements and Financial Highlights.

2 | alpsfunds.com

ALPS Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2026 (Unaudited)

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $20,552,833.

See Notes to Financial Statements and Financial Highlights.

3 | alpsfunds.com

ALPS International Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.28%)
Australia (8.20%)
BHP Group, Ltd.(a)	292,234	$13,087,832
Fortescue, Ltd.(a)	710,488	11,392,933
Origin Energy, Ltd.(a)	1,251,195	9,775,382
Woodside Energy Group, Ltd.(a)	468,764	10,330,126
Total Australia		44,586,273

Austria (2.00%)
OMV AG	151,471	10,892,047

Denmark (3.48%)
A P Moller-Maersk A/S	3,947	9,738,530
Coloplast A/S, Class B	148,455	9,169,910
Total Denmark		18,908,440

Finland (5.14%)
Nokia Oyj	1,236,357	18,011,639
UPM-Kymmene Oyj(a)	340,356	9,940,647
Total Finland		27,952,286

France (19.41%)
BNP Paribas SA	104,894	11,372,265
Bouygues SA	178,838	10,525,772
Cap Gemini SA	82,574	9,819,231
Carrefour SA	574,577	10,746,427
Cie Generale des Etablissements Michelin SCA	300,294	11,036,769
Engie SA	325,979	10,064,460
Orange SA(a)	508,386	10,635,107
Pernod Ricard SA(a)	129,684	9,593,113
Publicis Groupe SA	117,797	11,505,728
Sanofi SA	116,609	10,240,385
Total France		105,539,257

Germany (7.47%)
BASF SE	184,199	10,918,647
Bayerische Motoren Werke AG	109,563	9,553,888
Daimler Truck Holding AG	208,421	10,246,746
Mercedes-Benz Group AG	162,339	9,882,278
Total Germany		40,601,559

Hong Kong (3.85%)
China Resources Power Holdings Co., Ltd.	4,141,600	11,235,363
WH Group, Ltd.(b)(c)	8,383,000	9,680,633
Total Hong Kong		20,915,996

Italy (6.62%)
Banca Monte dei Paschi di Siena SpA	1,247,889	13,431,684
Banco BPM SpA	779,190	12,255,788
Enel SpA	917,239	10,297,461
Total Italy		35,984,933

Japan (9.67%)
Astellas Pharma, Inc.	687,900	9,860,771
Canon, Inc.(a)	368,063	9,770,950
Security Description	Shares	Value
Japan (9.67%) (continued)
Kyocera Corp.	641,000	$14,018,165
Nippon Steel Corp.(a)	2,738,300	9,741,756
Takeda Pharmaceutical Co., Ltd.	286,000	9,190,644
Total Japan		52,582,286

Norway (5.75%)
Aker BP ASA	311,735	11,213,283
Equinor ASA	293,218	10,626,495
Telenor ASA	578,199	9,448,585
Total Norway		31,288,363

Poland (6.52%)
Bank Polska Kasa Opieki SA	181,665	12,116,844
Erste Bank Polska SA	69,502	11,758,855
ORLEN SA	296,811	11,601,551
Total Poland		35,477,250

Portugal (1.90%)
EDP SA	2,024,189	10,310,534

Singapore (1.95%)
Singapore Airlines, Ltd.	1,996,915	10,608,489

Sweden (6.37%)
Evolution AB(a)(b)(c)	161,414	12,181,529
Telefonaktiebolaget LM Ericsson, Class B	886,557	11,531,934
Telia Co. AB	2,043,211	10,956,166
Total Sweden		34,669,629

Switzerland (3.71%)
Allwyn AG(a)	634,790	9,325,565
Kuehne + Nagel International AG(a)	47,004	10,860,511
Total Switzerland		20,186,076

United Kingdom (7.24%)
British American Tobacco PLC	170,199	10,522,835
GSK PLC	378,496	9,590,339
Imperial Brands PLC	239,628	8,700,133
Vodafone Group PLC	7,042,364	10,565,063
Total United Kingdom		39,378,370

TOTAL COMMON STOCKS
(Cost $435,286,651)		539,881,788

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.42%)
Money Market Fund (0.26%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $1,420,409)	3.55%	1,420,409	1,420,409

See Notes to Financial Statements and Financial Highlights.

4 | alpsfunds.com

ALPS International Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2026 (Unaudited)

	7-Day Yield	Shares	Value
Investments Purchased with Collateral from Securities Loaned (8.16%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%
(Cost $44,351,889)		44,351,889	$44,351,889

TOTAL SHORT TERM INVESTMENTS
(Cost $45,772,298)			45,772,298

TOTAL INVESTMENTS (107.70%)
(Cost $481,058,949)			$585,654,086
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.70%)			(41,861,017)
NET ASSETS - 100.00%			$543,793,069

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $74,363,137.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of May 31, 2026 the aggregate market value of those securities was $21,862,162, representing 4.02% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, the aggregate market value of those securities was $21,862,162, representing 4.02% of net assets.

See Notes to Financial Statements and Financial Highlights.

5 | alpsfunds.com

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (95.53%)
Brazil (8.07%)
Axia Energia SA	54,900	$570,597
BB Seguridade Participacoes SA	90,800	637,187
Cia Energetica de Minas Gerais	271,500	579,108
MBRF Global Foods Co. SA	188,334	597,720
Total Brazil		2,384,612

Chile (5.82%)
Empresas CMPC SA	436,377	522,648
Empresas COPEC SA	85,316	606,138
Falabella SA	92,216	590,571
Total Chile		1,719,357

China (7.17%)
China Feihe, Ltd.(a)(b)	1,214,000	474,019
China Shenhua Energy Co., Ltd., Class H(c)	96,500	555,095
COSCO SHIPPING Holdings Co., Ltd.	305,500	552,378
Yankuang Energy Group Co., Ltd., Class H	288,400	535,812
Total China		2,117,304

Colombia (4.09%)
Cementos Argos SA	188,048	546,789
Interconexion Electrica SA ESP	80,682	660,906
Total Colombia		1,207,695

Hong Kong (1.89%)
China State Construction International Holdings, Ltd.	500,000	558,256

Hungary (7.09%)
Magyar Telekom Telecommunications PLC	100,630	872,207
Richter Gedeon Nyrt	28,894	1,222,669
Total Hungary		2,094,876

India (13.37%)
Dr Reddy's Laboratories, Ltd., ADR(c)	70,568	961,842
Infosys, Ltd., ADR	112,787	1,426,755
Wipro, Ltd., ADR(c)	661,855	1,561,978
Total India		3,950,575

Indonesia (9.06%)
Alamtri Resources Indonesia Tbk PT	4,087,500	526,091
Bank Mandiri Persero Tbk PT	2,134,500	487,340
Bank Rakyat Indonesia Persero Tbk PT	2,888,600	476,853
Telkom Indonesia Persero Tbk PT	3,413,800	578,837
XLSMART Telecom Sejahtera Tbk PT	3,825,900	605,892
Total Indonesia		2,675,013

Malaysia (9.34%)
MISC Bhd	281,600	578,825
Security Description	Shares	Value
Malaysia (9.34%) (continued)
MR DIY Group M Bhd(a)(b)	1,428,700	$569,318
Petronas Dagangan Bhd	110,900	496,183
Petronas Gas Bhd	134,700	580,925
Sime Darby Bhd	1,016,000	532,984
Total Malaysia		2,758,235

Mexico (8.56%)
Banco del Bajio SA(a)(b)(c)	212,506	687,638
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,884	558,418
Grupo Mexico SAB de CV, Series B	57,380	712,376
Kimberly-Clark de Mexico SAB de CV, Class A(c)	256,900	569,012
Total Mexico		2,527,444

Philippines (5.62%)
Globe Telecom, Inc.	22,070	605,516
Manila Electric Co.	59,080	547,184
PLDT, Inc.	27,250	508,304
Total Philippines		1,661,004

Russia (0.00%)(d)
Novolipetsk Steel PJSC, GDR(a)(e)(f)(g)	17,594	176
Severstal PAO, GDR(a)(e)(f)(g)	23,283	233
X5 Retail Group NV, GDR(a)(e)(f)(g)	17,785	178
Total Russia		587

South Africa (1.97%)
Mr Price Group, Ltd.(c)	60,534	583,389

Thailand (11.42%)
Bangkok Dusit Medical Services PCL	1,712,800	957,842
Charoen Pokphand Foods PCL	1,022,700	597,059
PTT Exploration & Production PCL	131,900	573,478
PTT PCL	564,400	628,653
Thai Beverage PCL	1,746,300	615,738
Total Thailand		3,372,770

United States (2.06%)
Anglogold Ashanti PLC	6,286	608,736

TOTAL COMMON STOCKS
(Cost $29,011,633)		28,219,853

Security Description	Shares	Value
PREFERRED STOCKS (4.05%)
Brazil (2.10%)
Itausa SA	241,800	619,293

See Notes to Financial Statements and Financial Highlights.

6 | alpsfunds.com

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
Colombia (1.95%)
Grupo Argos SA/Colombia	171,612	$577,199

TOTAL PREFERRED STOCKS
(Cost $1,084,489)		1,196,492

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (9.28%)
Money Market Fund (0.20%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $59,962)	3.55%	59,962	59,962

Investments Purchased with Collateral from Securities Loaned (9.08%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%
(Cost $2,682,089)		2,682,089	2,682,089

TOTAL SHORT TERM INVESTMENTS
(Cost $2,742,051)			2,742,051

TOTAL INVESTMENTS (108.86%)
(Cost $32,838,173)			$32,158,396
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.86%)			(2,618,216)
NET ASSETS - 100.00%			$29,540,180

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of May 31, 2026 the aggregate market value of those securities was $1,731,562, representing 5.86% of net assets.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, the aggregate market value of those securities was $1,730,975, representing 5.86% of net assets.
(c)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,928,063.
(d)	Less than 0.005%
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the financial statements for additional information.
(f)	Security deemed to be illiquid under the procedures utilized by the Valuation Designee. As of May 31, 2026, the fair value of illiquid securities in the aggregate was $587, representing less than 0.005% of the Fund's net assets.
(g)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

7 | alpsfunds.com

ALPS REIT Dividend Dogs ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.37%)
Data Center REITs (2.21%)
Equinix, Inc.	231	$246,717

Diversified REITs (11.26%)
AH Realty Trust, Inc.	40,885	278,427
American Assets Trust, Inc.	11,909	277,480
CTO Realty Growth, Inc.	11,949	245,552
Gladstone Commercial Corp.	18,556	233,991
Global Net Lease, Inc.	23,812	223,118
Total Diversified REITs		1,258,568

Health Care REITs (10.73%)
Alexandria Real Estate Equities, Inc.	4,619	229,472
Chiron Real Estate, Inc.	6,659	239,990
Community Healthcare Trust, Inc.	13,845	238,411
Sila Realty Trust, Inc.	9,119	275,759
Universal Health Realty Income Trust	5,213	216,079
Total Health Care REITs		1,199,711

Hotel & Resort REITs (12.29%)
Apple Hospitality REIT, Inc.	19,129	281,005
Braemar Hotels & Resorts, Inc.	89,446	220,037
Park Hotels & Resorts, Inc.	21,949	266,241
RLJ Lodging Trust	30,094	292,815
Summit Hotel Properties, Inc.	54,539	314,690
Total Hotel & Resort REITs		1,374,788

Industrial REITs (11.74%)
Americold Realty Trust, Inc.	20,087	315,165
Innovative Industrial Properties, Inc.	4,251	246,515
Lineage, Inc.	6,138	272,589
LXP Industrial Trust	4,788	247,252
One Liberty Properties, Inc.(a)	9,818	231,214
Total Industrial REITs		1,312,735

Multi-Family Residential REITs (8.57%)
BRT Apartments Corp.(a)	15,833	229,420
Centerspace	3,609	243,535
NexPoint Residential Trust, Inc.	8,695	252,677
UDR, Inc.	6,313	232,950
Total Multi-Family Residential REITs		958,582

Office REITs (11.58%)
Brandywine Realty Trust	77,112	239,047
Easterly Government Properties, Inc.	10,167	243,805
Highwoods Properties, Inc.	10,424	272,066
Postal Realty Trust, Inc.	11,615	267,610
SL Green Realty Corp.(a)	6,008	272,763
Total Office REITs		1,295,291

Retail REITs (10.15%)
FrontView REIT, Inc.	13,955	247,562
Getty Realty Corp.	6,735	219,089
Security Description	Shares	Value
Retail REITs (10.15%) (continued)
NNN REIT, Inc.	4,966	$221,037
Realty Income Corp.	3,474	212,887
Saul Centers, Inc.	6,763	234,405
Total Retail REITs		1,134,980

Self-Storage REITs (2.76%)
National Storage Affiliates Trust	7,231	308,402

Single-Family Residential REITs (2.05%)
UMH Properties, Inc.	15,267	229,311

Specialized REITs (7.65%)
EPR Properties	3,978	226,945
Gaming and Leisure Properties, Inc.	4,702	220,853
Gladstone Land Corp.	19,686	186,623
VICI Properties, Inc.	7,837	221,160
Total Specialized REITs		855,581

Technology REITs (4.20%)
Crown Castle, Inc.	2,553	233,600
Digital Realty Trust, Inc.	1,245	236,550
Total Technology REITs		470,150

Telecom Tower REITs (4.18%)
American Tower Corp.	1,210	226,221
SBA Communications Corp.	1,185	240,745
Total Telecom Tower REITs		466,966

TOTAL COMMON STOCKS
(Cost $11,164,435)		11,111,782

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.78%)
Money Market Fund (0.46%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $51,315)	3.55%	51,315	51,315

See Notes to Financial Statements and Financial Highlights.

8 | alpsfunds.com

ALPS REIT Dividend Dogs ETF

Schedule of Investments	May 31, 2026 (Unaudited)

	7-Day Yield	Shares	Value
Investments Purchased with Collateral from Securities Loaned (5.32%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%
(Cost $595,136)		595,136	$595,136

TOTAL SHORT TERM INVESTMENTS
(Cost $646,451)			646,451

TOTAL INVESTMENTS (105.15%)
(Cost $11,810,886)			$11,758,233
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.15%)			(576,453)
NET ASSETS - 100.00%			$11,181,780

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $578,174.

See Notes to Financial Statements and Financial Highlights.

9 | alpsfunds.com

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2026 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF	ALPS REIT Dividend Dogs ETF
ASSETS:
Investments, at value(a)	$1,382,018,756	$585,654,086	$32,158,396	$11,758,233
Foreign currency, at value (Cost $–, $434,266, $3,772 and $–)	—	434,269	3,772	—
Receivable for investments sold	—	585,510	34,551	—
Foreign tax reclaims	—	1,385,834	—	1,371
Dividends receivable	5,376,251	1,052,205	123,522	20,577
Receivable for shares sold	—	—	2,967	—
Total Assets	1,387,395,007	589,111,904	32,323,208	11,780,181

LIABILITIES:
Payable for investments purchased	—	739,488	85,818	—
Payable to adviser	413,801	227,458	15,121	3,265
Payable for collateral upon return of securities loaned	3,186,724	44,351,889	2,682,089	595,136
Total Liabilities	3,600,525	45,318,835	2,783,028	598,401
NET ASSETS	$1,383,794,482	$543,793,069	$29,540,180	$11,181,780

NET ASSETS CONSIST OF:
Paid-in capital	$1,259,958,901	$432,853,563	$36,820,791	$21,573,317
Total distributable earnings/(accumulated losses)	123,835,581	110,939,506	(7,280,611)	(10,391,537)
NET ASSETS	$1,383,794,482	$543,793,069	$29,540,180	$11,181,780

INVESTMENTS, AT COST	$1,239,802,301	$481,058,949	$32,838,173	$11,810,886

PRICING OF SHARES:
Net Assets	$1,383,794,482	$543,793,069	$29,540,180	$11,181,780
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	20,234,141	12,450,000	1,200,000	275,000
Net Asset Value, offering and redemption price per share	$68.39	$43.68	$24.62	$40.66

(a)	Includes $20,552,833, $74,363,137, $3,928,063 and $578,174 of securities on loan for the ALPS Sector Dividend Dogs ETF, ALPS International Sector Dividend Dogs ETF, ALPS Emerging Sector Dividend Dogs ETF and ALPS REIT Dividend Dogs ETF, respectively,

See Notes to Financial Statements and Financial Highlights.

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ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2026 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF	ALPS REIT Dividend Dogs ETF
INVESTMENT INCOME:
Dividend income*	$28,244,555	$13,179,592	$705,425	$346,655
Securities lending income	11,411	54,212	89,212	348
Total investment income	28,255,966	13,233,804	794,637	347,003

EXPENSES:
Investment adviser fees	2,380,187	1,216,649	85,619	17,800
Total expenses	2,380,187	1,216,649	85,619	17,800
NET INVESTMENT INCOME	25,875,779	12,017,155	709,018	329,203

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	101,136,052	42,258,481	2,676,408	18,499
Net realized gain/(loss) on foreign currency transactions	—	18,450	(4,840)	—
Total net realized gain	101,136,052	42,276,931	2,671,568	18,499
Net change in unrealized appreciation/(depreciation) on investments	58,219,192	24,979,830	(2,185,771)	1,097,828
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	—	29,781	(22)	8
Total net change in unrealized appreciation/(depreciation) on investments	58,219,192	25,009,611	(2,185,793)	1,097,836
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	159,355,244	67,286,542	485,775	1,116,335
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$185,231,023	$79,303,697	$1,194,793	$1,445,538
* Net of foreign tax withholding:	$—	$1,674,478	$89,230	$—

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

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ALPS Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$25,875,779	$47,424,010
Net realized gain	101,136,052	109,246,693
Net change in unrealized appreciation/(depreciation)	58,219,192	(125,996,012)
Net increase in net assets resulting from operations	185,231,023	30,674,691
Net Equalization (Debits) (Note 2)	(206,279)	(236,761)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(23,981,210)	(46,142,983)
Total distributions	(23,981,210)	(46,142,983)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	18,763,437	58,454,264
Cost of shares redeemed	(51,057,286)	(67,616,461)
Net income equalization (Note 2)	206,279	236,761
Net decrease from capital share transactions	(32,087,570)	(8,925,436)

Net increase/(decrease) in net assets	128,955,964	(24,630,489)

NET ASSETS:
Beginning of period	1,254,838,518	1,279,469,007
End of period	$1,383,794,482	$1,254,838,518

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	20,734,141	20,909,141
Shares sold	300,000	1,000,000
Shares redeemed	(800,000)	(1,175,000)
Shares outstanding, end of period	20,234,141	20,734,141

See Notes to Financial Statements and Financial Highlights.

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ALPS International Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$12,017,155	$14,969,365
Net realized gain	42,276,931	5,683,403
Net change in unrealized appreciation	25,009,611	74,800,893
Net increase in net assets resulting from operations	79,303,697	95,453,661
Net Equalization Credits (Note 2)	288,308	2,057,496

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(6,468,572)	(14,966,438)
Total distributions	(6,468,572)	(14,966,438)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	58,336,440	68,151,601
Cost of shares redeemed	(9,033,367)	(14,704,243)
Net income equalization (Note 2)	(288,308)	(2,057,496)
Net increase from capital share transactions	49,014,765	51,389,862

Net increase in net assets	122,138,198	133,934,581

NET ASSETS:
Beginning of period	421,654,871	287,720,290
End of period	$543,793,069	$421,654,871

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	11,250,000	9,750,000
Shares sold	1,425,000	2,000,000
Shares redeemed	(225,000)	(500,000)
Shares outstanding, end of period	12,450,000	11,250,000

See Notes to Financial Statements and Financial Highlights.

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ALPS Emerging Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$709,018	$1,258,097
Net realized gain	2,671,568	563,627
Net change in unrealized appreciation/(depreciation)	(2,185,793)	3,066,821
Net increase in net assets resulting from operations	1,194,793	4,888,545
Net Equalization Credits/(Debits) (Note 2)	53,183	(17,015)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(594,537)	(1,751,296)
Total distributions	(594,537)	(1,751,296)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,548,335	—
Cost of shares redeemed	(2,444,049)	(526,095)
Net income equalization (Note 2)	(53,183)	17,015
Net increase/(decrease) from capital share transactions	51,103	(509,080)

Net increase in net assets	704,542	2,611,154

NET ASSETS:
Beginning of period	28,835,638	26,224,484
End of period	$29,540,180	$28,835,638

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,200,000	1,225,000
Shares sold	100,000	—
Shares redeemed	(100,000)	(25,000)
Shares outstanding, end of period	1,200,000	1,200,000

See Notes to Financial Statements and Financial Highlights.

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ALPS REIT Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$329,203	$396,317
Net realized gain/(loss)	18,499	(8,211)
Net change in unrealized appreciation/(depreciation)	1,097,836	(1,403,305)
Net increase/(decrease) in net assets resulting from operations	1,445,538	(1,015,199)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(326,065)	(470,808)
From tax return of capital	—	(370,540)
Total distributions	(326,065)	(841,348)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	895,254	2,739,584
Cost of shares redeemed	—	(6,388,463)
Net increase/(decrease) from capital share transactions	895,254	(3,648,879)

Net increase/(decrease) in net assets	2,014,727	(5,505,426)

NET ASSETS:
Beginning of period	9,167,053	14,672,479
End of period	$11,181,780	$9,167,053

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	250,000	350,000
Shares sold	25,000	75,000
Shares redeemed	—	(175,000)
Shares outstanding, end of period	275,000	250,000

See Notes to Financial Statements and Financial Highlights.

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ALPS Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$60.52		$61.19	$48.72	$53.58		$50.47	$43.69

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	1.26		2.28	2.18	2.06		2.02	1.75
Net realized and unrealized gain/(loss)	7.77		(0.73)	12.49	(4.79)		3.11	6.84
Total from investment operations	9.03		1.55	14.67	(2.73)		5.13	8.59

DISTRIBUTIONS:
From net investment income	(1.16)		(2.22)	(2.20)	(2.13)		(2.02)	(1.81)
Total distributions	(1.16)		(2.22)	(2.20)	(2.13)		(2.02)	(1.81)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	7.87		(0.67)	12.47	(4.86)		3.11	6.78
NET ASSET VALUE, END OF PERIOD	$68.39		$60.52	$61.19	$48.72		$53.58	$50.47

TOTAL RETURN(b)	15.12%		2.75%	30.83%	(5.07)%		10.42%	19.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,383,794		$1,254,839	$1,279,469	$1,095,378		$1,302,568	$1,134,743

Ratio of expenses to average net assets	0.36	%(c)	0.36%	0.36%	0.37	%(d)	0.40%	0.40%
Ratio of net investment income to average net assets	3.91	%(c)	3.93%	4.01%	4.10%		3.84%	3.43%
Portfolio turnover rate(e)	38%		51%	52%	51%		53%	54%
Undistributed net investment income included in price of units issued and redeemed(a)(f)	$(0.01)		$(0.01)	$(0.04)	$(0.10)		$0.06	$(0.02)

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized
(d)	Effective April 1, 2023 the Advisory Fee changed from 0.40% to 0.36%.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(f)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements and Financial Highlights.

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ALPS International Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$37.48		$29.51	$28.69	$25.85	$26.47	$24.82

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	1.01		1.48	1.44	1.41	1.15	1.09
Net realized and unrealized gain/(loss)	5.75		7.97	0.82	2.80	(0.68)	1.65
Total from investment operations	6.76		9.45	2.26	4.21	0.47	2.74

DISTRIBUTIONS:
From net investment income	(0.56)		(1.48)	(1.44)	(1.37)	(1.07)	(1.08)
From tax return of capital	–		–	–	–	(0.02)	(0.01)
Total distributions	(0.56)		(1.48)	(1.44)	(1.37)	(1.09)	(1.09)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	6.20		7.97	0.82	2.84	(0.62)	1.65
NET ASSET VALUE, END OF PERIOD	$43.68		$37.48	$29.51	$28.69	$25.85	$26.47

TOTAL RETURN(b)	18.21%		32.86%	7.86%	16.71%	1.92%	10.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$543,793		$421,655	$287,720	$236,666	$169,951	$157,489

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	4.94	%(c)	4.46%	4.79%	5.12%	4.43%	3.92%
Portfolio turnover rate(d)	36%		53%	55%	62%	54%	61%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.02		$0.20	$0.09	$0.21	$0.03	$(0.25)

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements and Financial Highlights.

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ALPS Emerging Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$24.03		$21.41	$20.86	$21.27	$23.56	$20.96

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.62		1.04	1.12	1.39	1.11	1.04
Net realized and unrealized gain/(loss)	0.49		3.02	0.43	(0.39)	(2.41)	2.50
Total from investment operations	1.11		4.06	1.55	1.00	(1.30)	3.54

DISTRIBUTIONS:
From net investment income	(0.52)		(1.44)	(1.00)	(1.41)	(0.99)	(0.94)
Total distributions	(0.52)		(1.44)	(1.00)	(1.41)	(0.99)	(0.94)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.59		2.62	0.55	(0.41)	(2.29)	2.60
NET ASSET VALUE, END OF PERIOD	$24.62		$24.03	$21.41	$20.86	$21.27	$23.56

TOTAL RETURN(b)	4.66%		19.89%	7.55%	4.88%	(5.20)%	16.81%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$29,540		$28,836	$26,224	$30,243	$28,182	$24,742

Ratio of expenses to average net assets	0.60	%(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	4.97	%(c)	4.71%	5.22%	6.54%	5.17%	4.32%
Portfolio turnover rate(d)	68%		74%	83%	85%	90%	84%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.05		$(0.01)	$(0.01)	$(0.01)	$0.06	$0.02

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements and Financial Highlights.

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ALPS REIT Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$36.67		$41.92	$35.87	$41.51	$49.89	$40.49

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	1.21		1.15	1.16	1.51	1.49	1.21
Net realized and unrealized gain/(loss)	4.03		(3.96)	7.32	(4.62)	(7.86)	10.25
Total from investment operations	5.24		(2.81)	8.48	(3.11)	(6.37)	11.46

DISTRIBUTIONS:
From net investment income	(1.25)		(1.36)	(1.44)	(1.46)	(1.51)	(1.36)
From tax return of capital	–		(1.08)	(0.99)	(1.07)	(0.50)	(0.70)
Total distributions	(1.25)		(2.44)	(2.43)	(2.53)	(2.01)	(2.06)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.99		(5.25)	6.05	(5.64)	(8.38)	9.40
NET ASSET VALUE, END OF PERIOD	$40.66		$36.67	$41.92	$35.87	$41.51	$49.89

TOTAL RETURN(b)	14.82%		(6.59)%	24.51%	(7.16)%	(13.06)%	29.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$11,182		$9,167	$14,672	$11,656	$20,754	$28,689

Ratio of expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	6.47	%(c)	3.12%	3.05%	4.09%	3.23%	2.60%
Portfolio turnover rate(d)	36%		54%	57%	89%	85%	78%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

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ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2026, the Trust consisted of twenty-five separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Emerging Sector Dividend Dogs ETF, and the ALPS REIT Dividend Dogs ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the ALPS Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index. The investment objective of the ALPS International Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Index. The investment objective of the ALPS Emerging Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Index. The investment objective of the ALPS REIT Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® REIT Dividend Dogs Index. Each Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. The Funds' Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

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ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

21 | alpsfunds.com

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2026:

ALPS Sector Dividend Dogs ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,376,603,514	$–	$–	$1,376,603,514
Short Term Investments	5,415,242	–	–	5,415,242
Total	$1,382,018,756	$–	$–	$1,382,018,756

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$539,881,788	$–	$–	$539,881,788
Short Term Investments	45,772,298	–	–	45,772,298
Total	$585,654,086	$–	$–	$585,654,086

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Russia	$–	$–	$587	$587
Other*	28,219,266	–	–	28,219,266
Preferred Stocks*	1,196,492	–	–	1,196,492
Short Term Investments	2,742,051	–	–	2,742,051
Total	$32,157,809	$–	$587	$32,158,396

ALPS REIT Dividend Dogs ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$11,111,782	$–	$–	$11,111,782
Short Term Investments	646,451	–	–	646,451
Total	$11,758,233	$–	$–	$11,758,233

*	For a detailed sector/country breakdown, see the accompanying Schedules of Investments.

The Funds, except for the ALPS Emerging Sector Dividend Dogs ETF, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2026. On April 28, 2026, Mobile TeleSystems PJSC, which had been categorized as a Level 3 due to the use of significant unobservable inputs was liquidated from the ALPS Emerging Sector Dividend Dogs ETF. The liquidation resulted in proceeds of $102,242 and a realized loss of $397,600, which is included in Net realized gain/(loss) on investments on the Statement of Operations. The Adviser has determined that the value of Level 3 securities is not material; therefore, a reconciliation of assets of the ALPS Emerging Sector Dividend Dogs ETF for Level 3 investments for which significant unobservable inputs were used to determine fair value is not presented for the period ended May 31, 2026.

C. Foreign Securities

The ALPS International Sector Dividend Dogs ETF, the ALPS Emerging Sector Dividend Dogs ETF, and the ALPS REIT Dividend Dogs ETF may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information and less stringent accounting, corporate governance and financial reporting standards than for U.S. issuers. In addition, adverse political, economic, social, regulatory, business or environmental developments could undermine the value of the Fund’s investments or prevent a Fund from realizing the full value of its investments. For example, the rights and remedies associated with investments in foreign securities may be different than investments in domestic securities. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

22 | alpsfunds.com

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including any amortization of premiums and accretion of discounts. Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

F. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Equalization

The ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, and the ALPS Emerging Sector Dividend Dogs ETF utilize the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Funds’ shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Funds’ shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

H. Foreign Taxes

The ALPS International Sector Dividend Dogs ETF, the ALPS Emerging Sector Dividend Dogs ETF, and the ALPS REIT Dividend Dogs ETF may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the Funds invest. These foreign taxes, if any, are paid by these Funds and are disclosed in each Fund’s Statement of Operations. Foreign taxes accrued as of May 31, 2026, if any, are reflected in each Fund’s Statement of Assets and Liabilities.

I. Real Estate Investment Trusts (“REITs”)

As part of its investments in real estate related securities, the ALPS REIT Dividend Dogs ETF (“RDOG”) will invest in REITs and is subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners or unitholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of RDOG’s investment strategy results in RDOG investing in REIT shares, the percentage of RDOG’s dividend income received from REIT shares will likely exceed the percentage of RDOG’s portfolio that is comprised of REIT shares. Distributions received by RDOG from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from RDOG’s investments in REITs are reported to RDOG after the end of the calendar year; accordingly, RDOG estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to RDOG after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to RDOG’s investments in REITs, RDOG may also make distributions in excess of RDOG’s earnings and capital gains. Distributions, if any, in excess of RDOG’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder.

23 | alpsfunds.com

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

J. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds' capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2026.

The tax character of the distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2025
ALPS Sector Dividend Dogs ETF	$46,142,983	$—	$—
ALPS International Sector Dividend Dogs ETF	14,966,438	—	—
ALPS Emerging Sector Dividend Dogs ETF	1,751,296	—	—
ALPS REIT Dividend Dogs ETF	470,808	—	370,540

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2025, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Sector Dividend Dogs ETF	$—	$120,036,877
ALPS International Sector Dividend Dogs ETF	—	41,225,620
ALPS Emerging Sector Dividend Dogs ETF	599,877	8,807,358
ALPS REIT Dividend Dogs ETF	7,093,285	3,160,071

As of May 31, 2026, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS Sector Dividend Dogs ETF	$235,097,502	$(96,920,782)	$138,176,720	$1,243,842,036
ALPS International Sector Dividend Dogs ETF	116,676,077	(14,030,252)	102,645,825	483,008,261
ALPS Emerging Sector Dividend Dogs ETF	3,039,327	(3,802,168)	(762,841)	32,921,237
ALPS REIT Dividend Dogs ETF	1,196,655	(1,380,953)	(184,298)	11,942,531

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in passive foreign investment companies. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2026.

K. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Code, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2026, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund's tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

24 | alpsfunds.com

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

L. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of a Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Sector Dividend Dogs ETF	$20,552,833	$3,186,724	$18,430,939	$21,617,663
ALPS International Sector Dividend Dogs ETF	74,363,137	44,351,889	33,456,181	77,808,070
ALPS Emerging Sector Dividend Dogs ETF	3,928,063	2,682,089	1,459,003	4,141,092
ALPS REIT Dividend Dogs ETF	578,174	595,136	—	595,136

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2026:

25 | alpsfunds.com

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

ALPS Sector Dividend Dogs ETF

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$3,186,724	$—	$—	$—	$3,186,724
Total Borrowings					3,186,724
Gross amount of recognized liabilities for securities lending (collateral received)					$3,186,724

ALPS International Sector Dividend Dogs ETF

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	44,351,889	—	—	—	44,351,889
Total Borrowings					44,351,889
Gross amount of recognized liabilities for securities lending (collateral received)					44,351,889

ALPS Emerging Sector Dividend Dogs ETF

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	2,682,089	—	—	—	2,682,089
Total Borrowings					2,682,089
Gross amount of recognized liabilities for securities lending (collateral received)					2,682,089

ALPS REIT Dividend Dogs ETF

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	595,136	—	—	—	595,136
Total Borrowings					595,136
Gross amount of recognized liabilities for securities lending (collateral received)					595,136

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS Sector Dividend Dogs ETF	0.36%
ALPS International Sector Dividend Dogs ETF	0.50%
ALPS Emerging Sector Dividend Dogs ETF	0.60%
ALPS REIT Dividend Dogs ETF	0.35%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles.

26 | alpsfunds.com

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six month period ended May 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions, U.S. Government securities and short-term investments, were as follows:

Fund	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$507,551,928	$503,988,456
ALPS International Sector Dividend Dogs ETF	191,056,169	175,179,744
ALPS Emerging Sector Dividend Dogs ETF	20,086,812	19,454,560
ALPS REIT Dividend Dogs ETF	3,695,291	3,690,897

For the six months ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$18,755,963	$51,046,880
ALPS International Sector Dividend Dogs ETF	47,290,739	9,106,527
ALPS Emerging Sector Dividend Dogs ETF	1,092,498	1,534,674
ALPS REIT Dividend Dogs ETF	895,215	—

For the six months ended May 31, 2026, the in-kind net realized gain/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Sector Dividend Dogs ETF	$9,218,924
ALPS International Sector Dividend Dogs ETF	3,850,330
ALPS Emerging Sector Dividend Dogs ETF	173,608
ALPS REIT Dividend Dogs ETF	—

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The ALPS Sector Dividend Dogs ETF engaged in cross trades between other funds in the Trust, or other funds to which the Adviser provides advisory services, during the six months ended May 31, 2026 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser or sub-adviser. The Board previously adopted procedures that apply to transactions pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2026, were as follows:

	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
ALPS Sector Dividend Dogs ETF	$550,323	$505,900	$74,160

27 | alpsfunds.com

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

7. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments), defaults and shutdowns, bank failures, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, technological developments (including those related to artificial intelligence) or failures (for example, widespread system outages or disruptions or faulty updates to software applications) and other similar events and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Funds to lose value. Securities in the Funds' portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, bank failures, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, recessions, supply chain disruptions and related geopolitical events.

8. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

9. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

28 | alpsfunds.com

ALPS ETF Trust

Additional Information	May 31, 2026 (Unaudited)

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	Qualified Dividend Income	Dividend Received Deduction	199A
ALPS Sector Dividend Dogs ETF	100.00%	96.29%	0.00%
ALPS International Sector Dividend Dogs ETF	79.54%	0.00%	0.00%
ALPS Emerging Sector Dividend Dogs ETF	59.02%	0.00%	0.00%
ALPS REIT Dividend Dogs ETF	0.00%	0.00%	100.00%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

Pursuant to Section 853(c) of the Internal Revenue Code, the following Funds designated the following for the calendar year ended December 31, 2025:

	Foreign Taxes Paid	Foreign Source Income
ALPS International Sector Dividend Dogs ETF	$1,001,337	$18,644,254
ALPS Emerging Sector Dividend Dogs ETF	$168,122	$1,732,037

LICENSING AGREEMENTS

ALPS Sector Dividend Dogs ETF, ALPS International Sector Dividend Dogs ETF, ALPS Emerging Sector Dividend Dogs ETF, and ALPS REIT Dividend Dogs ETF

The Funds are not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc.SM (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the (i) in the case of SDOG, S-Network Sector Dividend DogsSM, (ii) in the case of IDOG, S-Network International Sector Dividend DogsSM, (iii) in the case of EDOG, S-Network Emerging Sector Dividend Dogs IndexSM, and (iv) in the case of RDOG, S-Network REIT Dividend Dogs IndexSM (each an “Underlying Index”) to track the performance of a market or sector. Licensor’s only relationship to the Licensee is the licensing of certain service marks and trade names of Licensor and of the Underlying Index that is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of each Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by each Fund, owners of the Shares of each Fund or any other person or entity from the use of each Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to each Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of each Underlying Index, even if notified of the possibility of such damages.

29 | alpsfunds.com

ALPS ETF Trust

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

30 | alpsfunds.com

ALPS ETF Trust

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

31 | alpsfunds.com

ALPS ETF Trust

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Edmund J. Burke, Trustee	$97,000	$–	$97,000
Jeremy W. Deems, Trustee	100,000	–	100,000
Rick A. Pederson, Trustee	106,000	–	106,000
Joseph F. Keenan, Trustee	92,000	–	92,000
Susan K. Wold, Trustee	92,000	–	92,000
Laton Spahr, President and Trustee*	–	–	–
Total	$487,000	$–	$487,000

*	Mr. Spahr, the President of the Trust, is deemed an "interested person" by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Funds' unitary fee arrangements, the Funds do not pay any Trustee fees. The Trustee fees are paid by the Adviser.

32 | alpsfunds.com

ALPS ETF Trust

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

33 | alpsfunds.com

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.
ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETFs.

SS&C | ALPS ADVISORS

alpsfunds.com | 1-866-759-5679

SS&C | ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Semi-Annual Report

May 31, 2026

ALPS | O'Shares U.S. Quality Dividend ETF

(NYSE Arca: OUSA)

(NYSE Arca: OUSM)

ALPS | O'Shares Global Internet Giants ETF

(NYSE Arca: OGIG)

ALPS | O'Shares International Developed Quality Dividend ETF

(NYSE Arca: OEFA)

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Schedule of Investments	3
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	19
Notes to Financial Statements and Financial Highlights	23
Additional Information	31
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	33
Proxy Disclosures for Open-End Management Investment Companies	34
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	35
Statement Regarding Basis for Approval of Investment Advisory Contract	36

ALPS O’Shares U.S. Quality Dividend ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.86%)
Aerospace & Defense (1.48%)
General Dynamics Corp.	11,535	$4,000,569
Lockheed Martin Corp.	6,137	3,255,372
Northrop Grumman Corp.	3,924	2,211,880
RTX Corp.	8,405	1,510,042
Total Aerospace & Defense		10,977,863

Air Freight & Logistics (0.52%)
Expeditors International of Washington, Inc.	9,305	1,470,097
United Parcel Service, Inc., Class B	22,275	2,376,520
Total Air Freight & Logistics		3,846,617

Banks (0.70%)
JPMorgan Chase & Co.	17,407	5,210,089

Beverages (1.96%)
Coca-Cola Co.	128,360	10,141,724
PepsiCo, Inc.	30,461	4,392,171
Total Beverages		14,533,895

Biotechnology (1.61%)
AbbVie, Inc.	8,399	1,828,630
Amgen, Inc.	13,616	4,585,733
Gilead Sciences, Inc.	41,073	5,521,443
Total Biotechnology		11,935,806

Building Products (0.32%)
Trane Technologies PLC	5,242	2,365,715

Capital Markets (4.23%)
Blackrock, Inc.	3,956	4,141,457
Cboe Global Markets, Inc.	20,485	6,832,977
Moody's Corp.	15,655	7,095,629
MSCI, Inc.	8,830	5,575,085
S&P Global, Inc.	10,117	4,289,608
T Rowe Price Group, Inc.	33,677	3,520,257
Total Capital Markets		31,455,013

Commercial Services & Supplies (0.71%)
Cintas Corp.	10,841	1,856,630
Republic Services, Inc.	4,469	895,766
Waste Management, Inc.	11,821	2,499,669
Total Commercial Services & Supplies		5,252,065

Communications Equipment (5.34%)
Cisco Systems, Inc.	275,513	33,177,275
Motorola Solutions, Inc.	16,134	6,506,520
Total Communications Equipment		39,683,795

Consumer Staples Distribution & Retail (1.43%)
Costco Wholesale Corp.	4,815	4,604,681
Walmart, Inc.	51,824	5,998,628
Total Consumer Staples Distribution & Retail		10,603,309

Security Description	Shares	Value
Diversified Telecommunication Services (3.51%)
AT&T, Inc.	125,229	$3,105,679
Comcast Corp., Class A	592,923	14,745,995
Verizon Communications, Inc.	172,524	8,248,373
Total Diversified Telecommunication Services		26,100,047

Electrical Equipment (0.57%)
AMETEK, Inc.	6,212	1,402,980
Eaton Corp. PLC	7,022	2,813,013
Total Electrical Equipment		4,215,993

Electronic Equipment, Instruments & Components (0.95%)
Amphenol Corp., Class A	47,633	7,085,885

Entertainment (0.34%)
Walt Disney Co.	25,122	2,558,173

Financial Services (8.78%)
Mastercard, Inc., Class A	62,297	30,773,472
Visa, Inc., Class A	105,468	34,420,537
Total Financial Services		65,194,009

Food Products (0.31%)
General Mills, Inc.	8,651	292,491
Hershey Co.	5,271	1,022,732
Mondelez International, Inc., Class A	15,890	971,991
Total Food Products		2,287,214

Ground Transportation (1.68%)
CSX Corp.	54,748	2,477,895
Norfolk Southern Corp.	6,192	1,888,312
Union Pacific Corp.	30,911	8,118,465
Total Ground Transportation		12,484,672

Health Care Equipment & Supplies (2.20%)
Abbott Laboratories	166,396	14,243,498
Medtronic PLC	16,871	1,245,248
Stryker Corp.	2,722	830,455
Total Health Care Equipment & Supplies		16,319,201

Health Care Providers & Services (0.78%)
Cigna Group	2,314	641,904
Elevance Health, Inc.	2,788	1,096,214
UnitedHealth Group, Inc.	10,624	4,040,413
Total Health Care Providers & Services		5,778,531

Hotels, Restaurants & Leisure (4.33%)
Booking Holdings, Inc.	7,464	1,249,697
McDonald's Corp.	91,128	25,442,938
Starbucks Corp.	20,763	2,058,859
Yum! Brands, Inc.	23,098	3,417,349
Total Hotels, Restaurants & Leisure		32,168,843

Household Durables (0.29%)
Garmin, Ltd.	9,093	2,127,035

See Notes to Financial Statements and Financial Highlights.

3 | alpsfunds.com

ALPS O’Shares U.S. Quality Dividend ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
Household Products (2.27%)
Colgate-Palmolive Co.	32,359	$2,916,517
Kimberly-Clark Corp.	11,674	1,139,382
Procter & Gamble Co.	89,389	12,832,685
Total Household Products		16,888,584

Industrial Conglomerates (0.96%)
3M Co.	13,742	2,104,312
Honeywell International, Inc.	21,075	5,012,900
Total Industrial Conglomerates		7,117,212

Insurance (4.27%)
Allstate Corp.	24,063	4,959,144
Chubb, Ltd.	19,098	5,953,419
Marsh & McLennan Cos., Inc.	106,364	17,015,049
Travelers Cos., Inc.	13,104	3,824,927
Total Insurance		31,752,539

Interactive Media & Services (6.37%)
Alphabet, Inc., Class A	116,751	44,405,075
Meta Platforms, Inc., Class A	4,669	2,953,189
Total Interactive Media & Services		47,358,264

IT Services (3.76%)
Accenture PLC, Class A	111,466	20,851,945
Cognizant Technology Solutions Corp., Class A	74,341	4,144,882
International Business Machines Corp.	9,831	2,927,672
Total IT Services		27,924,499

Machinery (3.96%)
Caterpillar, Inc.	8,407	7,363,439
Cummins, Inc.	5,962	3,855,208
Dover Corp.	7,964	1,683,271
Graco, Inc.	12,066	910,380
Illinois Tool Works, Inc.	29,517	7,298,964
Otis Worldwide Corp.	31,991	2,266,242
PACCAR, Inc.	16,850	1,859,734
Parker-Hannifin Corp.	2,204	1,861,565
Snap-on, Inc.	6,282	2,331,941
Total Machinery		29,430,744

Personal Care Products (0.05%)
Kenvue, Inc.	22,143	382,631

Pharmaceuticals (9.24%)
Bristol-Myers Squibb Co.	28,875	1,651,073
Eli Lilly & Co.	4,143	4,578,015
Johnson & Johnson	166,868	37,600,366
Merck & Co., Inc.	184,861	21,946,698
Pfizer, Inc.	46,919	1,228,339
Zoetis, Inc.	20,938	1,626,673
Total Pharmaceuticals		68,631,164

Professional Services (1.59%)
Automatic Data Processing, Inc.	29,620	6,570,901

Security Description	Shares	Value
Professional Services (1.59%) (continued)
Broadridge Financial Solutions, Inc.	5,299	$814,562
Paychex, Inc.	38,168	3,701,533
Verisk Analytics, Inc.	4,090	715,709
Total Professional Services		11,802,705

Semiconductors & Semiconductor Equipment (4.10%)
QUALCOMM, Inc.	39,301	9,865,337
Texas Instruments, Inc.	67,484	20,628,509
Total Semiconductors & Semiconductor Equipment		30,493,846

Software (4.65%)
Microsoft Corp.	73,238	32,974,677
Salesforce, Inc.	8,216	1,570,078
Total Software		34,544,755

Specialty Retail (8.31%)
Home Depot, Inc.	86,640	27,477,010
Lowe's Cos., Inc.	49,690	10,651,548
Ross Stores, Inc.	15,380	3,564,007
TJX Cos., Inc.	129,738	20,076,956
Total Specialty Retail		61,769,521

Technology Hardware, Storage & Peripherals (5.51%)
Apple, Inc.	131,205	40,943,832

Tobacco (1.24%)
Altria Group, Inc.	76,697	5,336,577
Philip Morris International, Inc.	21,947	3,892,959
Total Tobacco		9,229,536

Trading Companies & Distributors (0.85%)
Fastenal Co.	89,536	3,957,491
WW Grainger, Inc.	1,932	2,384,552
Total Trading Companies & Distributors		6,342,043

Wireless Telecommunication Services (0.69%)
T-Mobile US, Inc.	27,261	5,112,255

TOTAL COMMON STOCKS
(Cost $600,970,791)		741,907,900

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.07%)
Money Market Fund (0.07%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $534,759)	3.55%	534,759	534,759

See Notes to Financial Statements and Financial Highlights.

4 | alpsfunds.com

ALPS O’Shares U.S. Quality Dividend ETF
Schedule of Investments	May 31, 2026 (Unaudited)

	7-Day Yield	Shares	Value
TOTAL SHORT TERM INVESTMENTS
(Cost $534,759)			$534,759

TOTAL INVESTMENTS (99.93%)
(Cost $601,505,550)			$742,442,659
OTHER ASSETS IN EXCESS OF LIABILITIES (0.07%)			512,106
NET ASSETS - 100.00%			$742,954,765

See Notes to Financial Statements and Financial Highlights.

5 | alpsfunds.com

ALPS O’Shares U.S. Small-Cap Quality Dividend ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.82%)
Automobile Components (3.10%)
Gentex Corp.	622,774	$15,046,220
Lear Corp.	85,087	12,177,651
Total Automobile Components		27,223,871

Beverages (0.48%)
Molson Coors Beverage Co., Class B	105,940	4,187,808

Building Products (3.29%)
A O Smith Corp.	238,117	13,505,996
Armstrong World Industries, Inc.	29,643	4,680,630
Simpson Manufacturing Co., Inc.	25,366	4,812,945
UFP Industries, Inc.	72,415	5,865,615
Total Building Products		28,865,186

Capital Markets (8.72%)
Artisan Partners Asset Management, Inc., Class A	127,944	4,790,223
Cohen & Steers, Inc.	83,950	5,859,710
Evercore, Inc., Class A	12,847	4,379,028
Federated Hermes, Inc.	249,129	13,966,172
Houlihan Lokey, Inc.	75,974	10,762,477
Lazard, Inc., Class A	78,091	3,696,047
MarketAxess Holdings, Inc.	28,058	3,648,662
Moelis & Co., Class A	69,031	4,645,096
PJT Partners, Inc.	14,334	2,191,669
SEI Investments Co.	201,585	17,715,290
Victory Capital Holdings, Inc.	56,976	4,817,321
Total Capital Markets		76,471,695

Commercial Services & Supplies (2.79%)
Brady Corp., Class A	98,306	8,462,180
Ennis, Inc.	175,397	3,588,623
MSA Safety, Inc.	74,829	12,406,648
Total Commercial Services & Supplies		24,457,451

Consumer Finance (1.00%)
FirstCash Holdings, Inc.	39,804	8,753,298

Consumer Staples Distribution & Retail (0.37%)
Albertsons Cos., Inc.	129,816	2,026,428
PriceSmart, Inc.	7,196	1,223,248
Total Consumer Staples Distribution & Retail		3,249,676

Distributors (1.66%)
LKQ Corp.	537,452	14,575,698

Diversified Consumer Services (3.79%)
ADT, Inc.	477,098	3,201,327
Graham Holdings Co., Class B	3,025	3,319,302
H&R Block, Inc.	339,391	13,063,160
Service Corp. International	180,914	13,602,924
Total Diversified Consumer Services		33,186,713

Electric Utilities (1.35%)
IDACORP, Inc.	19,222	2,696,270

Security Description	Shares	Value
Electric Utilities (1.35%) (continued)
MGE Energy, Inc.	12,799	$966,324
OGE Energy Corp.	90,236	4,261,846
Otter Tail Corp.	20,015	1,734,500
Portland General Electric Co.	42,564	2,133,308
Total Electric Utilities		11,792,248

Electronic Equipment, Instruments & Components (9.82%)
Avnet, Inc.	326,981	28,424,458
Badger Meter, Inc.	67,538	8,367,958
Littelfuse, Inc.	40,642	18,974,531
TD SYNNEX Corp.	116,128	30,341,924
Total Electronic Equipment, Instruments & Components		86,108,871

Financial Services (8.04%)
Enact Holdings, Inc.	128,297	5,361,532
Essent Group, Ltd.	275,339	15,939,375
MGIC Investment Corp.	611,780	15,429,091
Radian Group, Inc.	498,252	17,015,306
Western Union Co.	2,056,891	16,722,524
Total Financial Services		70,467,828

Food Products (3.34%)
Bunge Global SA	81,191	10,010,850
Cal-Maine Foods, Inc.	51,180	3,824,170
Campbell's Company(a)	73,838	1,558,720
Conagra Brands, Inc.	346,728	4,604,548
Flowers Foods, Inc.	136,792	1,045,091
Fresh Del Monte Produce, Inc.	20,828	669,412
Ingredion, Inc.(a)	52,660	5,341,830
J & J Snack Foods Corp.	7,571	576,304
Lamb Weston Holdings, Inc.	11,710	505,638
Marzetti Company	10,352	1,158,803
Total Food Products		29,295,366

Gas Utilities (1.59%)
Chesapeake Utilities Corp.	6,695	825,627
National Fuel Gas Co.	29,622	2,288,299
New Jersey Resources Corp.	62,382	3,446,606
Northwest Natural Holding Co.	14,410	698,741
ONE Gas, Inc.	22,049	1,714,089
Southwest Gas Holdings, Inc.	13,358	1,151,593
Spire, Inc.	20,965	1,724,581
UGI Corp.	59,290	2,070,407
Total Gas Utilities		13,919,943

Ground Transportation (1.94%)
Landstar System, Inc.	82,356	17,039,456

Health Care Providers & Services (6.79%)
Chemed Corp.	38,648	16,479,894
Encompass Health Corp.	139,529	14,769,144
National HealthCare Corp.	153,397	28,289,475
Total Health Care Providers & Services		59,538,513

See Notes to Financial Statements and Financial Highlights.

6 | alpsfunds.com

ALPS O’Shares U.S. Small-Cap Quality Dividend ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
Hotels, Restaurants & Leisure (5.81%)
Choice Hotels International, Inc.	35,264	$3,839,544
Texas Roadhouse, Inc.	105,854	19,119,350
Vail Resorts, Inc.(a)	98,163	13,114,577
Wendy's Co.	555,292	4,275,748
Wyndham Hotels & Resorts, Inc.	131,653	10,566,470
Total Hotels, Restaurants & Leisure		50,915,689

Household Durables (1.07%)
Meritage Homes Corp.	56,766	3,703,414
Toll Brothers, Inc.	41,188	5,706,185
Total Household Durables		9,409,599

Household Products (0.21%)
Energizer Holdings, Inc.	19,170	349,278
Reynolds Consumer Products, Inc.	34,539	748,460
WD-40 Co.	3,493	698,495
Total Household Products		1,796,233

Insurance (2.63%)
Primerica, Inc.	64,466	17,403,886
RLI Corp.	113,797	5,694,402
Total Insurance		23,098,288

IT Services (1.49%)
Amdocs, Ltd.	207,341	13,056,263

Machinery (12.34%)
Allison Transmission Holdings, Inc.	145,721	16,543,705
Crane Co.	25,203	4,612,149
Donaldson Co., Inc.	216,805	17,749,825
Federal Signal Corp.	32,677	3,486,636
Franklin Electric Co., Inc.	78,255	7,698,727
ITT, Inc.	82,720	16,130,400
Lincoln Electric Holdings, Inc.	72,863	18,834,357
Mueller Industries, Inc.	113,415	14,585,169
Watts Water Technologies, Inc., Class A	27,847	8,604,166
Total Machinery		108,245,134

Media (3.52%)
New York Times Co., Class A	234,096	17,606,360
Nexstar Media Group, Inc.	74,501	13,293,214
Total Media		30,899,574

Multi-Utilities (0.57%)
Avista Corp.	29,677	1,230,705
Black Hills Corp.	28,330	2,062,991
Northwestern Energy Group, Inc.	24,718	1,745,338
Total Multi-Utilities		5,039,034

Pharmaceuticals (3.07%)
Royalty Pharma PLC, Class A	482,094	26,881,561

Professional Services (1.78%)
Exponent, Inc.	104,492	6,093,974

Security Description	Shares	Value
Professional Services (1.78%) (continued)
Korn Ferry	136,479	$9,550,800
Total Professional Services		15,644,774

Semiconductors & Semiconductor Equipment (2.10%)
Skyworks Solutions, Inc.	236,919	18,444,144

Software (2.62%)
Dolby Laboratories, Inc., Class A	245,360	13,693,542
InterDigital, Inc.	36,723	9,257,501
Total Software		22,951,043

Specialty Retail (1.62%)
Dick's Sporting Goods, Inc.	21,827	4,967,170
Murphy USA, Inc.	9,102	4,605,885
Penske Automotive Group, Inc.	27,893	4,668,452
Total Specialty Retail		14,241,507

Textiles, Apparel & Luxury Goods (1.19%)
Columbia Sportswear Co.	63,241	4,185,289
Ralph Lauren Corp.	17,060	6,208,134
Total Textiles, Apparel & Luxury Goods		10,393,423

Tobacco (0.06%)
Universal Corp.	9,596	497,745

Trading Companies & Distributors (0.94%)
Applied Industrial Technologies, Inc.	26,990	8,199,832

Water Utilities (0.73%)
American States Water Co.	16,263	1,256,642
California Water Service Group	17,437	786,409
Essential Utilities, Inc.	118,127	4,357,705
Total Water Utilities		6,400,756

TOTAL COMMON STOCKS
(Cost $814,539,967)		875,248,220

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.77%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $465,921)	3.55%	465,921	465,921

See Notes to Financial Statements and Financial Highlights.

7 | alpsfunds.com

ALPS O’Shares U.S. Small-Cap Quality Dividend ETF
Schedule of Investments	May 31, 2026 (Unaudited)

	7-Day Yield	Shares	Value
Investments Purchased with Collateral from Securities Loaned (0.71%)
SECURITIES LENDING - GENERAL, 3.65%
(Cost $6,250,706)		6,250,706	$6,250,706

TOTAL SHORT TERM INVESTMENTS
(Cost $6,716,627)			6,716,627

TOTAL INVESTMENTS (100.59%)
(Cost $821,256,593)			$881,964,847
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.59%)			(5,113,028)
NET ASSETS - 100.00%			$876,851,819

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is 10,079,853.

See Notes to Financial Statements and Financial Highlights.

8 | alpsfunds.com

ALPS O’Shares Global Internet Giants ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.85%)
Broadline Retail (13.69%)
Alibaba Group Holding, Ltd., ADR	9,346	$1,160,960
Amazon.com, Inc.(a)	29,471	7,976,031
MercadoLibre, Inc.(a)	1,310	2,221,302
Naspers, Ltd.	38,551	2,025,931
PDD Holdings, Inc., ADR(a)	28,113	2,373,862
Total Broadline Retail		15,758,086

Entertainment (6.29%)
Live Nation Entertainment, Inc.(a)	4,021	677,177
NetEase, Inc., ADR	4,945	607,345
Netflix, Inc.(a)	19,370	1,666,207
ROBLOX Corp., Class A(a)	26,950	1,270,692
Spotify Technology SA(a)	2,215	1,102,361
Take-Two Interactive Software, Inc.(a)	5,444	1,220,327
Tencent Music Entertainment Group, ADR	75,107	692,487
Total Entertainment		7,236,596

Ground Transportation (2.15%)
Grab Holdings, Ltd.(a)	365,190	1,292,773
Uber Technologies, Inc.(a)	16,774	1,180,889
Total Ground Transportation		2,473,662

Health Care Technology (0.80%)
Veeva Systems, Inc., Class A(a)	5,265	917,900

Hotels, Restaurants & Leisure (5.18%)
Airbnb, Inc., Class A(a)	6,366	848,650
Booking Holdings, Inc.	5,210	872,310
DoorDash, Inc., Class A(a)	12,323	1,962,931
Meituan, Class B(a)(b)(c)	136,017	1,274,796
Trip.com Group, Ltd., ADR(a)	21,118	1,001,627
Total Hotels, Restaurants & Leisure		5,960,314

Interactive Media & Services (17.19%)
Alphabet, Inc., Class A	20,339	7,735,735
Kuaishou Technology(b)(c)(d)	127,200	739,156
Meta Platforms, Inc., Class A	9,689	6,128,389
Reddit, Inc.(a)	15,549	2,736,624
Tencent Holdings, Ltd.	45,017	2,453,938
Total Interactive Media & Services		19,793,842

IT Services (7.97%)
Cloudflare, Inc., Class A(a)	9,673	2,339,125
MongoDB, Inc.(a)	5,620	1,885,791
Shopify, Inc., Class A(a)	18,975	2,252,522
Snowflake, Inc., Class A(a)	10,564	2,699,630
Total IT Services		9,177,068

Professional Services (1.06%)
Paychex, Inc.	6,111	592,645
Recruit Holdings Co., Ltd.	9,400	623,853
Total Professional Services		1,216,498

Security Description	Shares	Value
Real Estate Management & Development (0.61%)
CoStar Group, Inc.(a)	21,915	$705,663

Software (44.91%)
Adobe, Inc.(a)	2,809	728,121
AppLovin Corp., Class A(a)	6,200	3,801,158
Atlassian Corp., Class A(a)	17,058	1,835,611
Constellation Software, Inc.	662	1,355,466
Crowdstrike Holdings, Inc., Class A(a)	4,642	3,393,302
Datadog, Inc., Class A(a)	11,066	2,737,175
Fair Isaac Corp.(a)	1,261	1,576,994
Fortinet, Inc.(a)	9,454	1,304,368
Intuit, Inc.	2,205	731,024
Microsoft Corp.	15,380	6,924,692
Oracle Corp.	27,552	6,220,691
Palantir Technologies, Inc., Class A(a)	26,550	4,156,137
Palo Alto Networks, Inc.(a)	11,012	3,101,970
Rubrik, Inc.(a)	32,136	2,526,854
Salesforce, Inc.	5,679	1,085,257
Samsara, Inc., Class A(a)	48,381	1,692,851
SAP SE	5,562	1,007,251
ServiceNow, Inc.(a)	14,931	1,856,968
WiseTech Global, Ltd.(d)	58,619	1,517,193
Workday, Inc., Class A(a)	6,659	973,479
Xero, Ltd.(a)	35,203	1,901,969
Zscaler, Inc.(a)	9,089	1,270,006
Total Software		51,698,537

TOTAL COMMON STOCKS
(Cost $90,460,244)		114,938,166

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.84%)
Investments Purchased with Collateral from Securities Loaned (1.84%)
SECURITIES LENDING - GENERAL, 3.65%
(Cost $2,122,319)		2,122,319	2,122,319

TOTAL SHORT TERM INVESTMENTS
(Cost $2,122,319)			2,122,319

TOTAL INVESTMENTS (101.69%)
(Cost $92,582,564)			$117,060,485

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.69%)			(1,946,470)
NET ASSETS - 100.00%			$115,114,015

(a)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

9 | alpsfunds.com

ALPS O’Shares Global Internet Giants ETF
Schedule of Investments	May 31, 2026 (Unaudited)

(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of May 31, 2026 the aggregate market value of those securities was $2,013,952, representing 1.75% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, the aggregate market value of those securities was $2,013,952, representing 1.75% of net assets.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is 2,029,875.

See Notes to Financial Statements and Financial Highlights.

10 | alpsfunds.com

ALPS O’Shares International Developed Quality Dividend ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.84%)
Aerospace & Defense (5.16%)
Airbus SE	1,610	$337,459
Rolls-Royce Holdings PLC	32,157	579,169
Safran SA	2,503	892,490
Total Aerospace & Defense		1,809,118

Automobiles (3.37%)
Ferrari NV(a)	1,601	551,258
Toyota Motor Corp.(a)	33,100	632,218
Total Automobiles		1,183,476

Banks (8.71%)
Commonwealth Bank of Australia(a)	8,428	999,633
HSBC Holdings PLC	73,915	1,387,200
Nordea Bank Abp(a)	34,832	668,678
Total Banks		3,055,511

Biotechnology (0.41%)
CSL, Ltd.(a)	2,069	143,669

Broadline Retail (4.32%)
Dollarama, Inc.	3,728	476,732
Prosus NV	12,412	564,905
Wesfarmers, Ltd.(a)	8,223	471,583
Total Broadline Retail		1,513,220

Capital Markets (3.11%)
3i Group PLC	13,252	406,005
Brookfield Asset Management, Ltd., Class A	14,061	683,364
Total Capital Markets		1,089,369

Consumer Staples Distribution & Retail (1.53%)
Alimentation Couche-Tard, Inc.	9,504	536,950

Diversified Telecommunication Services (2.32%)
Deutsche Telekom AG	24,138	812,540

Electric Utilities (3.00%)
Iberdrola SA(a)	46,229	1,051,468

Electrical Equipment (6.40%)
ABB, Ltd.	11,706	1,254,059
Schneider Electric SE	3,142	989,319
Total Electrical Equipment		2,243,378

Electronic Equipment, Instruments & Components (2.87%)
Keyence Corp.	2,000	1,005,996

Entertainment (0.90%)
Nintendo Co., Ltd.(a)	7,000	314,168

Food Products (3.18%)
Nestle SA	10,951	1,114,531

Security Description	Shares	Value
Ground Transportation (2.29%)
Canadian National Railway Co.	6,782	$803,077

Health Care Equipment & Supplies (1.80%)
Alcon AG	2,020	134,831
EssilorLuxottica SA	1,022	208,789
Hoya Corp.	1,700	289,053
Total Health Care Equipment & Supplies		632,673

Household Durables (1.24%)
Sony Group Corp.	20,200	436,812

Industrial Conglomerates (5.33%)
Hitachi Ltd.	23,200	752,527
Siemens AG	3,544	1,115,276
Total Industrial Conglomerates		1,867,803

Machinery (2.49%)
Atlas Copco AB(a)	45,404	872,615

Personal Care Products (4.38%)
L'Oreal SA	1,840	821,018
Unilever PLC	12,601	713,660
Total Personal Care Products		1,534,678

Pharmaceuticals (11.97%)
AstraZeneca PLC	3,808	707,795
GSK PLC	7,293	184,790
Novartis AG	8,018	1,210,276
Novo Nordisk A/S, Class B	13,553	619,617
Roche Holding AG	2,427	1,023,907
Sanofi SA	5,114	449,102
Total Pharmaceuticals		4,195,487

Professional Services (5.55%)
Experian PLC	11,059	383,199
Recruit Holdings Co., Ltd.	13,000	862,776
RELX PLC	16,094	531,005
Wolters Kluwer NV	2,358	167,827
Total Professional Services		1,944,807

Semiconductors & Semiconductor Equipment (6.51%)
ASML Holding NV	1,414	2,283,933

Software (3.05%)
Constellation Software, Inc.	147	300,987
SAP SE	4,237	767,300
Total Software		1,068,287

Specialty Retail (3.76%)
Fast Retailing Co., Ltd.	1,600	827,099
Industria de Diseno Textil SA(a)	7,932	493,125
Total Specialty Retail		1,320,224

Textiles, Apparel & Luxury Goods (3.23%)
Hermes International SCA	249	470,502

See Notes to Financial Statements and Financial Highlights.

11 | alpsfunds.com

ALPS O’Shares International Developed Quality Dividend ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
Textiles, Apparel & Luxury Goods (3.23%) (continued)
LVMH Moet Hennessy Louis Vuitton SE	1,201	$662,669
Total Textiles, Apparel & Luxury Goods		1,133,171

Trading Companies & Distributors (1.96%)
ITOCHU Corp.	56,700	689,058

TOTAL COMMON STOCKS
(Cost $30,014,026)		34,656,019

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (9.86%)
Money Market Fund (0.11%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $37,317)	3.55%	37,317	37,317

Investments Purchased with Collateral from Securities Loaned (9.75%)
SECURITIES LENDING - GENERAL, 3.65%
(Cost $3,419,480)		3,419,480	3,419,480

TOTAL SHORT TERM INVESTMENTS
(Cost $3,456,797)			3,456,797

TOTAL INVESTMENTS (108.70%)
(Cost $33,470,823)			$38,112,816
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.70%)			(3,051,734)
NET ASSETS - 100.00%			$35,061,082

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is 4,043,784.

See Notes to Financial Statements and Financial Highlights.

12 | alpsfunds.com

ALPS ETF Trust
Statement of Assets and Liabilities	May 31, 2026 (Unaudited)

	ALPS | O'Shares U.S. Quality Dividend ETF	ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	ALPS | O'Shares Global Internet Giants ETF	ALPS | O'Shares International Developed Quality Dividend ETF
ASSETS:
Investments, at value(a)	$742,442,659	$881,964,847	$117,060,484	$38,112,817
Cash	7,878	—	—	—
Receivable for investments sold	—	—	1,659,691	—
Foreign tax reclaims	—	17,289	7,682	317,830
Dividends receivable	807,236	1,481,321	45,640	64,303
Total Assets	743,257,773	883,463,457	118,773,497	38,494,950

LIABILITIES:
Payable for investments purchased	—	—	1,474,966	—
Payable to adviser	303,008	360,932	44,158	14,388
Payable to custodian for overdraft	—	—	18,039	—
Payable for collateral upon return of securities loaned	—	6,250,706	2,122,319	3,419,480
Total Liabilities	303,008	6,611,638	3,659,482	3,433,868
NET ASSETS	$742,954,765	$876,851,819	$115,114,015	$35,061,082

NET ASSETS CONSIST OF:
Paid-in capital	$596,577,129	$817,653,380	$281,632,607	$36,702,783
Total distributable earnings/(accumulated losses)	146,377,636	59,198,439	(166,518,592)	(1,641,701)
NET ASSETS	$742,954,765	$876,851,819	$115,114,015	$35,061,082

INVESTMENTS, AT COST	$601,505,550	$821,256,594	$92,582,563	$33,470,824

PRICING OF SHARES:
Net Assets	$742,954,765	$876,851,819	$115,114,015	$35,061,082
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	12,625,000	18,954,000	2,375,000	1,025,000
Net Asset Value, offering and redemption price per share	$58.85	$46.26	$48.47	$34.21

(a)	Includes $–, $10,079,853, $2,029,875 and $4,043,784 of securities on loan for the ALPS | O'Shares U.S. Quality Dividend ETF, ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O'Shares Global Internet Giants ETF and ALPS | O'Shares International Developed Quality Dividend ETF, respectively,

See Notes to Financial Statements and Financial Highlights.

13 | alpsfunds.com

ALPS ETF Trust
Statement of Operations	For the Six Months Ended May 31, 2026 (Unaudited)

	ALPS | O'Shares U.S. Quality Dividend ETF	ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	ALPS | O'Shares Global Internet Giants ETF	ALPS | O'Shares International Developed Quality Dividend ETF
INVESTMENT INCOME:
Dividend income*	$7,590,314	$11,160,716	$202,652	$528,653
Securities lending income	23	20,610	1,237	2,851
Total investment income	7,590,337	11,181,326	203,889	531,504

EXPENSES:
Investment adviser fees	1,862,112	2,167,514	289,751	95,186
Total expenses	1,862,112	2,167,514	289,751	95,186
NET INVESTMENT INCOME/(LOSS)	5,728,225	9,013,812	(85,862)	436,318

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	37,481,174	18,296,576	5,005,259	1,795,975
Net realized loss on forward foreign currency transactions	—	—	(5,230)	(314)
Total net realized gain	37,481,174	18,296,576	5,000,029	1,795,661
Net change in unrealized appreciation/(depreciation) on investments	(19,762,495)	31,509,539	(19,051,784)	(40,146)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	—	—	(17)	4,841
Total net change in unrealized appreciation/(depreciation) on investments	(19,762,495)	31,509,539	(19,051,801)	(35,305)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	17,718,679	49,806,115	(14,051,772)	1,760,356
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,446,904	$58,819,927	$(14,137,634)	$2,196,674
* Net of foreign tax withholding:	$—	$(394)	$3,926	$90,257

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

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ALPS O’Shares U.S. Quality Dividend ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$5,728,225	$11,732,283
Net realized gain	37,481,174	39,065,509
Net change in unrealized depreciation	(19,762,495)	(9,594,560)
Net increase in net assets resulting from operations	23,446,904	41,203,232

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(5,717,078)	(11,744,042)
Total distributions	(5,717,078)	(11,744,042)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	—	55,132,008
Cost of shares redeemed	(92,835,565)	(88,710,857)
Net decrease from capital share transactions	(92,835,565)	(33,578,849)

Net decrease in net assets	(75,105,739)	(4,199,659)

NET ASSETS:
Beginning of period	818,060,504	822,180,163
End of period	$742,954,765	$818,060,504

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	14,225,000	14,825,000
Shares sold	—	1,000,000
Shares redeemed	(1,600,000)	(1,600,000)
Shares outstanding, end of period	12,625,000	14,225,000

See Notes to Financial Statements and Financial Highlights.

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ALPS O’Shares U.S. Small-Cap Quality Dividend ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$9,013,812	$17,402,584
Net realized gain	18,296,576	24,934,400
Net change in unrealized appreciation/(depreciation)	31,509,539	(83,936,337)
Net increase/(decrease) in net assets resulting from operations	58,819,927	(41,599,353)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(11,038,639)	(17,530,692)
Total distributions	(11,038,639)	(17,530,692)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	8,000,703	268,390,801
Cost of shares redeemed	(88,888,229)	(161,952,406)
Net increase/(decrease) from capital share transactions	(80,887,526)	106,438,395

Net increase/(decrease) in net assets	(33,106,238)	47,308,350

NET ASSETS:
Beginning of period	909,958,057	862,649,707
End of period	$876,851,819	$909,958,057

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	20,754,000	18,404,000
Shares sold	175,000	6,125,000
Shares redeemed	(1,975,000)	(3,775,000)
Shares outstanding, end of period	18,954,000	20,754,000

See Notes to Financial Statements and Financial Highlights.

16 | alpsfunds.com

ALPS O’Shares Global Internet Giants ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment loss	$(85,862)	$(343,082)
Net realized gain	5,000,029	14,549,835
Net change in unrealized appreciation/(depreciation)	(19,051,801)	3,236,362
Net increase/(decrease) in net assets resulting from operations	(14,137,634)	17,443,115

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(104,463)	—
Total distributions	(104,463)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	46	15,178,239
Cost of shares redeemed	(19,397,517)	(18,978,122)
Net decrease from capital share transactions	(19,397,471)	(3,799,883)

Net increase/(decrease) in net assets	(33,639,568)	13,643,232

NET ASSETS:
Beginning of period	148,753,583	135,110,351
End of period	$115,114,015	$148,753,583

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,800,000	2,850,000
Shares sold	—	325,000
Shares redeemed	(425,000)	(375,000)
Shares outstanding, end of period	2,375,000	2,800,000

See Notes to Financial Statements and Financial Highlights.

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ALPS O’Shares International Developed Quality Dividend ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$436,318	$719,010
Net realized gain	1,795,661	2,548,929
Net change in unrealized appreciation/(depreciation)	(35,305)	2,358,352
Net increase in net assets resulting from operations	2,196,674	5,626,291

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(367,674)	(1,475,315)
Total distributions	(367,674)	(1,475,315)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	—	4,885,933
Cost of shares redeemed	(8,610,326)	(2,365,481)
Net increase/(decrease) from capital share transactions	(8,610,326)	2,520,452

Net increase/(decrease) in net assets	(6,781,326)	6,671,428

NET ASSETS:
Beginning of period	41,842,408	35,170,980
End of period	$35,061,082	$41,842,408

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,275,000	1,200,000
Shares sold	—	150,000
Shares redeemed	(250,000)	(75,000)
Shares outstanding, end of period	1,025,000	1,275,000

See Notes to Financial Statements and Financial Highlights.

18 | alpsfunds.com

ALPS O’Shares U.S. Quality Dividend ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Period July 1, 2022 to November 30, 2022(a)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$57.51		$55.46	$44.41	$43.24	$40.29		$42.00	$33.16

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.43		0.79	0.78	0.81	0.36		0.77	0.69 (c)
Net realized and unrealized gain/(loss)	1.33		2.05	11.07	1.19	2.95		(1.72)	8.81
Total from investment operations	1.76		2.84	11.85	2.00	3.31		(0.95)	9.50

DISTRIBUTIONS:
From net investment income	(0.42)		(0.79)	(0.80)	(0.83)	(0.36)		(0.76)	(0.66)
Total distributions	(0.42)		(0.79)	(0.80)	(0.83)	(0.36)		(0.76)	(0.66)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.34		2.05	11.05	1.17	2.95		(1.71)	8.84
NET ASSET VALUE, END OF PERIOD	$58.85		$57.51	$55.46	$44.41	$43.24		$40.29	$42.00

TOTAL RETURN(d)	3.08%		5.21%	26.90%	4.74%	8.27%		(2.38)%	28.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$742,955		$818,061	$822,180	$656,213	$748,122		$737,229	$688,720
Ratio of expenses to average net assets	0.48	%(e)	0.48%	0.48%	0.48%	0.48	%(e)	0.48%	0.48%
Ratio of net investment income to average net assets	1.48	%(e)	1.45%	1.56%	1.90%	2.11	%(e)	1.78%	1.81%
Portfolio turnover rate(f)	3%		17%	32%	34%	25%		15%	26%

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.
(b)	Based on average shares outstanding during the period.
(c)	The net investment income per share excluding the impact of large, non-recurring dividends (special dividends) was $0.67 during the year ended June 30, 2021.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized
(f)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

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ALPS O’Shares U.S. Small-Cap Quality Dividend ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Period July 1, 2022 to November 30, 2022(a)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$43.84		$46.87	$36.27	$35.30	$31.67		$35.08	$24.99

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.45		0.83	0.68	0.73	0.31		0.59	0.64	(c)
Net realized and unrealized gain/(loss)	2.52		(3.02)	10.56	0.94	3.59		(3.38)	9.98
Total from investment operations	2.97		(2.19)	11.24	1.67	3.90		(2.79)	10.62

DISTRIBUTIONS:
From net investment income	(0.55)		(0.84)	(0.64)	(0.70)	(0.27)		(0.62)	(0.53)
Total distributions	(0.55)		(0.84)	(0.64)	(0.70)	(0.27)		(0.62)	(0.53)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.42		(3.03)	10.60	0.97	3.63		(3.41)	10.09
NET ASSET VALUE, END OF PERIOD	$46.26		$43.84	$46.87	$36.27	$35.30		$31.67	$35.08

TOTAL RETURN(d)	6.81%		(4.65)%	31.17%	4.82%	12.39%		(8.12)%	42.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$876,852		$909,958	$862,650	$391,880	$181,944		$155,318	$149,215
Ratio of expenses to average net assets	0.48	%(e)	0.48%	0.48%	0.48%	0.48	%(e)	0.48%	0.48%
Ratio of net investment income to average net assets	2.00	%(e)	1.91%	1.63%	2.05%	2.28	%(e)	1.69%	2.08	%(f)
Portfolio turnover rate(g)	0		39%	37%	64%	34%		34%	60%

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.
(b)	Based on average shares outstanding during the period.
(c)	The net investment income per share excluding the impact of large, non-recurring dividends (special dividends) was $0.57 during the year ended June 30, 2021.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized
(f)	The ratio of net investment income, including waiver/reimbursement and excluding the impact of large, non-recurring dividends (special dividends) was 1.84% during the year ended June 30, 2021.
(g)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

20 | alpsfunds.com

ALPS O’Shares Global Internet Giants ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Period July 1, 2022 to November 30, 2022(a)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$53.13		$47.41	$34.51	$25.11	$27.08		$57.04	$37.85

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.03)		(0.12)	(0.08)	(0.09)	(0.04)		(0.15)	(0.21)
Net realized and unrealized gain/(loss)	(4.59)		5.84	12.98	9.49	(1.93)		(29.81)	19.40
Total from investment operations	(4.62)		5.72	12.90	9.40	(1.97)		(29.96)	19.19

DISTRIBUTIONS:
From net investment income	(0.04)		–	–	–	–		–	–
Total distributions	(0.04)		–	–	–	–		–	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(4.66)		5.72	12.90	9.40	(1.97)		(29.96)	19.19
NET ASSET VALUE, END OF PERIOD	$48.47		$53.13	$47.41	$34.51	$25.11		$27.08	$57.04

TOTAL RETURN(c)	(8.70)%		12.06%	37.38%	37.44%	(7.27)%		(52.52)%	50.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$115,114		$148,754	$135,110	$136,310	$152,513		$209,867	$718,766
Ratio of expenses to average net assets	0.48	%(d)	0.48%	0.48%	0.48%	0.48	%(d)	0.48%	0.48%
Ratio of net investment income to average net assets	(0.14	)%(d)	(0.23)%	(0.21)%	(0.29)%	(0.37	)%(d)	(0.32)%	(0.40)%
Portfolio turnover rate(e)	19%		37%	44%	51%	22%		51%	48%

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

21 | alpsfunds.com

ALPS O’Shares International Developed Quality Dividend ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025(a)	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Period July 1, 2022 to November 30, 2022(b)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$32.82		$29.31	$27.48	$24.18	$22.62		$28.00	$22.28

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.37		0.59	0.69	0.71	0.03		0.58	0.55 (d)
Net realized and unrealized gain/(loss)	1.33		4.15	2.24	3.13	1.71		(5.33)	5.97
Total from investment operations	1.70		4.74	2.93	3.84	1.74		(4.75)	6.52

DISTRIBUTIONS:
From net investment income	(0.31)		(1.23)	(1.10)	(0.54)	(0.18)		(0.63)	(0.80)
Total distributions	(0.31)		(1.23)	(1.10)	(0.54)	(0.18)		(0.63)	(0.80)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.39		3.51	1.83	3.30	1.56		(5.38)	5.72
NET ASSET VALUE, END OF PERIOD	$34.21		$32.82	$29.31	$27.48	$24.18		$22.62	$28.00

TOTAL RETURN(e)	5.25%		16.72%	10.72%	15.99%	7.78%		(17.29)%	29.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$35,061		$41,842	$35,171	$36,416	$35,664		$40,716	$26,597
Ratio of expenses to average net assets	0.48	%(f)	0.48%	0.48%	0.48%	0.48	%(f)	0.48%	0.48%
Ratio of net investment income to average net assets	2.20	%(f)	1.88%	2.30%	2.68%	0.29	%(f)	2.20%	2.18%
Portfolio turnover rate(g)	1%		57%	29%	40%	38%		22%	42%

(a)	Prior to October 1, 2025, the ALPS | O'Shares International Developed Quality Dividend ETF was known as the ALPS | O’Shares Europe Quality Dividend ETF.
(b)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.
(c)	Based on average shares outstanding during the period.
(d)	The net investment income per share excluding the impact of large, non-recurring dividends (special dividends) was $0.54 during the year ended June 30, 2021.
(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(f)	Annualized
(g)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

22 | alpsfunds.com

ALPS ETF Trust
Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the ‘‘Trust’’), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). As of May 31, 2026, the Trust consisted of twenty-five separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS | O’Shares U.S. Quality Dividend ETF, the ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, the ALPS | O’Shares Global Internet Giants ETF and the ALPS | O’Shares International Developed Quality Dividend ETF (formerly, ALPS | O’Shares Europe Quality Dividend ETF) (each a “Fund” and collectively, the “Funds”).

The investment objective of the ALPS | O’Shares U.S. Quality Dividend ETF is to seek investment results that track the performance (before fees and expenses) of the O’Shares U.S. Quality Dividend Index. The investment objective of the ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF is to seek investment results that track the performance (before fees and expenses) of the O’Shares U.S. Small-Cap Quality Dividend Index. The investment objective of the ALPS | O’Shares Global Internet Giants ETF is to seek investment results that track the performance (before fees and expenses) of the O’Shares Global Internet Giants Index. Prior to October 1, 2025, the investment objective of the ALPS | O’Shares International Developed Quality Dividend ETF (formerly, ALPS | O’Shares Europe Quality Dividend ETF) was to seek investment results that tracked the performance (before fees and expenses) of the O’Shares Europe Quality Dividend Index. Effective October 1, 2025, the investment objective of the ALPS | O’Shares International Developed Quality Dividend ETF is to seek investment results that track the performance (before fees and expenses) of the O’Shares International Developed Quality Dividend Index.

ALPS | O’Shares Global Internet Giants ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF and ALPS | O’Shares International Developed Quality Dividend ETF have each elected to qualify as a diversified series of the Trust under the 1940 Act.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

23 | alpsfunds.com

ALPS ETF Trust
Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy .

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds' investments as of May 31, 2026:

ALPS | O'Shares U.S. Quality Dividend ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$741,907,900	$–	$–	$741,907,900
Short Term Investments	534,759	–	–	534,759
Total	$742,442,659	$–	$–	$742,442,659

24 | alpsfunds.com

ALPS ETF Trust
Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$875,248,220	$–	$–	$875,248,220
Short Term Investments	6,716,627	–	–	6,716,627
Total	$881,964,847	$–	$–	$881,964,847

ALPS | O'Shares Global Internet Giants ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$114,938,166	$–	$–	$114,938,166
Short Term Investments	2,122,319	–	–	2,122,319
Total	$117,060,485	$–	$–	$117,060,485

ALPS | O'Shares International Developed Quality Dividend ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$34,656,019	$–	$ – $	34,656,019
Short Term Investments	3,456,797	–	–	3,456,797
Total	$38,112,816	$–	$ – $	38,112,816

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2026.

C. Foreign Investment Risk

The ALPS | O’Shares Global Internet Giants ETF and the ALPS | O’Shares International Developed Quality Dividend ETF may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information and less stringent accounting, corporate governance and financial reporting standards than for U.S. issuers. In addition, adverse political, economic, social, regulatory, business or environmental developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. For example, the rights and remedies associated with investments in foreign securities may be different than investments in domestic securities. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Countries with emerging markets may have relatively unstable governments and may present the risks of potential expropriation or nationalization of private property or businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and political, economic and social events.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts. Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

25 | alpsfunds.com

ALPS ETF Trust
Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

F. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid monthly, except for ALPS | O’Shares International Developed Quality Dividend ETF, which declares and pays dividends from net investment income quarterly. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2026.

The tax character of the distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2025
ALPS | O'Shares U.S. Quality Dividend ETF	$11,744,042	$—	$—
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	17,530,692	—	—
ALPS | O'Shares Global Internet Giants ETF	—	—	—
ALPS | O'Shares International Developed Quality Dividend ETF	1,475,315	—	—

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2025, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS | O'Shares U.S. Quality Dividend ETF	$3,831,227	$27,013,375
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	6,802,399	10,582,089
ALPS | O'Shares Global Internet Giants ETF	89,541,542	104,631,840
ALPS | O'Shares International Developed Quality Dividend ETF	2,482,551	5,488,106

As of May 31, 2026, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | O'Shares U.S. Quality Dividend ETF	$195,271,723	$(55,178,926)	$140,092,797	$602,349,862
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	144,631,745	(84,652,112)	59,979,633	821,985,214
ALPS | O'Shares Global Internet Giants ETF	36,320,726	(12,748,034)	23,572,692	93,487,793
ALPS | O'Shares International Developed Quality Dividend ETF	7,251,399	(2,638,914)	4,612,485	33,500,331

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in passive foreign investment companies. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2026.

H. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

26 | alpsfunds.com

ALPS ETF Trust
Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

As of and during the six-months ended May 31, 2026, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

I. Lending of Portfolio Securities

Effective June 20, 2022, the Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Funds' securities held at SSB as custodian shall be available to be lent except those securities the Funds or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Funds collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Funds securities lending agreement and related cash and non-cash collateral received as of May 31, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	$10,079,853	$6,250,706	$4,147,902	$10,398,608
ALPS | O'Shares Global Internet Giants ETF	2,029,875	2,122,319	—	2,122,319
ALPS | O'Shares International Developed Quality Dividend ETF	4,043,784	3,419,480	822,805	4,242,285

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

27 | alpsfunds.com

ALPS ETF Trust
Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2026:

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$6,250,706	$–	$–	$–	$6,250,706
Total Borrowings					6,250,706
Gross amount of recognized liabilities for securities lending (collateral received)					$6,250,706

ALPS | O'Shares Global Internet Giants ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$2,122,319	$–	$–	$–	$2,122,319
Total Borrowings					2,122,319
Gross amount of recognized liabilities for securities lending (collateral received)					$2,122,319

ALPS | O'Shares International Developed Quality Dividend ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$3,419,480	$–	$–	$–	$3,419,480
Total Borrowings					3,419,480
Gross amount of recognized liabilities for securities lending (collateral received)					$3,419,480

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fees.

Fund	Advisory Fee
ALPS | O’Shares U.S. Quality Dividend ETF	Average net assets up to and including $2 billion	0.48%
	Average net assets greater than $2 billion up to and including $3 billion	0.44%
	Average net assets greater than $3 billion up to and including $4 billion	0.40%
	Average net assets greater than $4 billion up to and including $5 billion	0.36%
	Average net assets greater than $5 billion	0.32%
ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF	Average net assets up to and including $2 billion	0.48%
	Average net assets greater than $2 billion up to and including $3 billion	0.44%
	Average net assets greater than $3 billion up to and including $4 billion	0.40%
	Average net assets greater than $4 billion up to and including $5 billion	0.36%
	Average net assets greater than $5 billion	0.32%
ALPS | O’Shares Global Internet Giants ETF		0.48%
ALPS | O’Shares International Developed Quality Dividend ETF		0.48%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

28 | alpsfunds.com

ALPS ETF Trust
Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six month period ended May 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions, U.S. Government securities and short-term investments, were as follows:

Fund	Purchases	Sales
ALPS | O'Shares U.S. Quality Dividend ETF	$20,005,092	$19,585,839
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	11,178,795	116,096
ALPS | O'Shares Global Internet Giants ETF	22,879,249	23,136,760
ALPS | O'Shares International Developed Quality Dividend ETF	461,468	525,603

For the six months ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS | O'Shares U.S. Quality Dividend ETF	$—	$92,927,403
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	8,002,347	88,870,335
ALPS | O'Shares Global Internet Giants ETF	—	19,347,942
ALPS | O'Shares International Developed Quality Dividend ETF	—	8,571,197

For the six months ended May 31, 2026, the in-kind net realized gain/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS | O'Shares U.S. Quality Dividend ETF	$31,572,963
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	15,817,987
ALPS | O'Shares Global Internet Giants ETF	6,920,151
ALPS | O'Shares International Developed Quality Dividend ETF	1,735,293

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from each Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments), defaults and shutdowns, bank failures, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, technological developments (including those related to artificial intelligence) or failures (for example, widespread system outages or disruptions or faulty updates to software applications) and other similar events and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Funds to lose value. Securities in the Funds' portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, bank failures, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, recessions, supply chain disruptions and related geopolitical events.

29 | alpsfunds.com

ALPS ETF Trust
Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

7. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

8. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

30 | alpsfunds.com

ALPS ETF Trust
Additional Information	May 31, 2026 (Unaudited)

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	Qualified Dividend Income	Dividend Received Deduction	199A Dividends
ALPS O’Shares U.S. Quality Dividend ETF	100%	100%	0%
ALPS O’Shares U.S. Small-Cap Quality Dividend ETF	92.94%	93.04%	0%
ALPS O’Shares Global Internet Giants ETF	100%	100%	0%
ALPS O’Shares International Developed Quality Dividend ETF	98.12%	0%	0%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

LICENSING AGREEMENT

O’Shares Investment Advisers, LLC ( “O’Shares”) has entered into an index licensing agreement with the Advisor with respect to each of the Funds, to allow the Adviser’s use of the O'Shares U.S. Quality Dividend Index, the O'Shares U.S. Small-Cap Quality Dividend Index, the O'Shares Global Internet Giants Index, and the O’Shares International Developed Quality Dividend Index (each, an “Underlying Index”). The following disclosure relates to O’Shares.

The Funds are not sponsored, endorsed, sold or promoted by O’Shares or its third party licensors. Neither O’Shares nor its third party licensors make any representation or warranty, express or implied, to shareholders of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the Underlying Index to track general stock market performance. O’Shares’ and its third party licensor’s only relationship to the Adviser and each Fund is the licensing of certain trademarks, service marks and trade names of O’Shares and/or its third party licensors and for the providing the Underlying Index. Neither O’Shares nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of a Fund or the timing of the issuance or sale of a Fund or in the determination or calculation of the equation by which a Fund is to be converted into cash. O’Shares has no obligation or liability in connection with the administration, marketing or trading of the Funds.

NEITHER O’SHARES, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. O’SHARES, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. O’SHARES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL O’SHARES, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

O’Shares Investments is a registered trademark and registered service mark of O’Shares Investment, Inc. and has been licensed for use by the Adviser and the Funds.

The Funds are not sponsored, endorsed, sold or promoted by O’Shares, its affiliates or their third party licensors, and neither O’Shares, its affiliates nor its third party licensors make any representation regarding the advisability of investing in the Funds.

O’Shares has entered into an agreement with S-Network Global Indexes Inc. (“S-Network”), pursuant to which S-Network calculates each Underlying Index. The following disclosure relates to O’Shares.

The Funds are not sponsored, endorsed, sold or promoted by their third party licensors. Neither S-Network nor its third party licensors make any representation or warranty, express or implied, to the owners of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the Underlying Index to track general stock market performance. S-Network's and its third party licensor’s only relationship to the Adviser is the licensing of certain trademarks, service marks and trade names of S-Network Global Indexes, Inc. and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S-Network nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of a Fund or the timing of the issuance or sale of a Fund or in the determination or calculation of the equation by which a Fund is to be converted into cash. S-Network has no obligation or liability in connection with the administration, marketing or trading of the Funds.

31 | alpsfunds.com

ALPS ETF Trust
Additional Information	May 31, 2026 (Unaudited)

NEITHER S-NETWORK, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE CUSTOM INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S-NETWORK, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S-NETWORK MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE CUSTOM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S-NETWORK, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

S-Network Global Indexes, Inc.SM, and SNGISM are registered trademarks and registered service marks of S-Network Global Indexes, Inc. “Calculated by S-Network Global Indexes, Inc.” and its related stylized mark are service marks of S-Network Global Indexes, Inc.SM, and have been licensed for use by the Adviser.

The Funds are not sponsored, endorsed, sold or promoted by SNGI, its affiliates or their third party licensors and neither SNGI, its affiliates nor their third party licensors make any representation regarding the advisability of investing in a Fund.

32 | alpsfunds.com

ALPS ETF Trust
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

33 | alpsfunds.com

ALPS ETF Trust
Proxy Disclosures for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

34 | alpsfunds.com

ALPS ETF Trust
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Edmund J. Burke, Trustee	97,000	–	97,000
Jeremy W. Deems, Trustee	100,000	–	100,000
Rick A. Pederson, Trustee	106,000	–	106,000
Joseph F. Keenan, Trustee	92,000	–	92,000
Susan K. Wold, Trustee	92,000	–	92,000
Laton Spahr, President and Trustee*	–	–	–
Total	$487,000	$–	$487,000

*	Mr. Spahr, the President of the Trust, is deemed an "interested person" by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Funds' unitary fee arrangements, the Funds do not pay any Trustee fees. The Trustee fees are paid by the Adviser.

35 | alpsfunds.com

ALPS ETF Trust
Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

36 | alpsfunds.com

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETFs.

SS&C | ALPS ADVISORS

alpsfunds.com | 1-866-759-5679

FINANCIAL STATEMENTS & OTHER INFORMATION

Semi-Annual Report

May 31, 2026

Barron's 400[SM] ETF

(NYSE ARCA: BFOR)

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements and Financial Highlights	11
Additional Information	17
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	19
Proxy Disclosures for Open-End Management Investment Companies	20
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	21
Statement Regarding Basis for Approval of Investment Advisory Contract	22

Barron’s 400SM ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.43%)
Communication Services (3.29%)
Alphabet, Inc., Class A	1,653	$628,702
AT&T, Inc.	17,868	443,126
Charter Communications, Inc., Class A(a)(b)	2,271	327,138
Comcast Corp., Class A	16,409	408,092
EverQuote, Inc.(b)	30,080	578,739
Fox Corp.	9,539	547,443
Iridium Communications, Inc.	19,956	1,033,323
Liberty Media Corp.-Liberty Formula One(b)	5,933	538,657
Netflix, Inc.(b)	5,217	448,766
New York Times Co., Class A	6,267	471,341
QuinStreet, Inc.(b)	39,768	497,895
Roku, Inc.(b)	5,423	705,966
T-Mobile US, Inc.	2,278	427,193
Total Communication Services		7,056,381

Consumer Discretionary (10.62%)
Abercrombie & Fitch Co., Class A(b)	6,050	467,181
Airbnb, Inc., Class A(b)	3,917	522,175
American Public Education, Inc.(b)	8,590	424,947
Booking Holdings, Inc.	2,925	489,733
Boot Barn Holdings, Inc.(b)	3,027	514,196
Boyd Gaming Corp.(a)	6,080	502,694
Brinker International, Inc.(b)	3,445	490,499
Burlington Stores, Inc.(b)	1,662	538,205
Carnival Corp.	20,673	580,084
Carvana Co.(a)(b)	8,310	606,631
Chewy, Inc., Class A(b)	19,406	437,411
Chipotle Mexican Grill, Inc.(b)	15,270	486,502
Darden Restaurants, Inc.	2,459	501,415
Deckers Outdoor Corp.(b)	4,911	559,117
Dutch Bros, Inc., Class A(a)(b)	10,485	608,131
eBay, Inc.	5,439	594,320
Expedia, Inc.	2,183	492,900
Five Below, Inc.(b)	2,365	537,706
Frontdoor, Inc.(b)	7,863	488,056
GigaCloud Technology, Inc.(a)(b)	12,125	436,985
Grand Canyon Education, Inc.(b)	3,017	452,097
Hasbro, Inc.	5,319	458,338
Installed Building Products, Inc.	1,746	366,625
Las Vegas Sands Corp.	9,216	466,053
Laureate Education, Inc.(a)(b)	14,494	463,663
Life Time Group Holdings, Inc.(b)	18,918	625,808
Monarch Casino & Resort, Inc.	4,951	595,407
Norwegian Cruise Line Holdings, Ltd.(a)(b)	26,219	480,856
Perdoceo Education Corp.	13,858	448,722
Ralph Lauren Corp.	1,498	545,122
Ross Stores, Inc.	2,403	556,847
Royal Caribbean Cruises, Ltd.	1,817	517,173
Rush Street Interactive, Inc.(b)	24,511	621,110
SharkNinja, Inc.(a)(b)	4,955	603,965
Strategic Education, Inc.	6,151	472,089
Strattec Security Corp.(a)(b)	6,705	536,132

Security Description	Shares	Value
COMMON STOCKS (continued)
Stride, Inc.(a)(b)	5,890	$544,118
Tapestry, Inc.	3,503	509,546
TJX Cos., Inc.	3,183	492,569
Toll Brothers, Inc.	3,624	502,069
Ulta Beauty, Inc.(b)	921	468,651
Urban Outfitters, Inc.(b)	7,828	568,704
Viking Holdings, Ltd.(b)	7,269	669,549
Williams-Sonoma, Inc.	2,747	559,207
Total Consumer Discretionary		22,803,308

Consumer Staples (3.41%)
Cal-Maine Foods, Inc.(a)	5,656	422,616
Casey's General Stores, Inc.	751	576,123
Church & Dwight Co., Inc.	5,067	484,557
Coca-Cola Co.	6,418	507,086
elf Beauty, Inc.(a)(b)	6,759	378,504
Energizer Holdings, Inc.(a)	29,169	531,459
Inter Parfums, Inc.(a)	5,433	512,712
John B Sanfilippo & Son, Inc.	6,507	487,439
Kenvue, Inc.	28,373	490,285
Maplebear, Inc.(a)(b)	12,977	516,485
Monster Beverage Corp.(b)	6,439	567,148
Nature's Sunshine Products, Inc.(b)	20,468	435,559
Procter & Gamble Co.	3,286	471,738
Sprouts Farmers Market, Inc.(b)	6,039	498,942
US Foods Holding Corp.(b)	5,235	428,485
Total Consumer Staples		7,309,138

Energy (5.60%)
APA Corp.	14,385	524,046
Archrock, Inc.	14,325	479,744
Baker Hughes Co.	9,149	584,438
Cheniere Energy, Inc.	1,959	440,501
CNX Resources Corp.(b)	11,742	395,588
DHT Holdings, Inc.	29,442	480,493
DT Midstream, Inc.	3,602	504,208
EQT Corp.	7,699	422,906
Expand Energy Corp.	4,627	430,218
Innovex International, Inc.(b)	20,497	547,475
International Seaways, Inc.	7,571	584,405
Marathon Petroleum Corp.	2,192	545,304
Nabors Industries, Ltd.(b)	6,482	600,429
Oceaneering International, Inc.(b)	14,908	569,933
ONEOK, Inc.	5,819	488,447
Phillips 66	2,865	503,896
Targa Resources Corp.	2,062	525,954
TechnipFMC PLC	7,861	537,850
Texas Pacific Land Corp.	930	365,490
Tidewater, Inc.(a)(b)	6,468	475,333
Valaris Ltd.(b)	5,305	491,402
Venture Global, Inc.	37,768	454,727
Weatherford International PLC	5,735	594,375
Williams Cos., Inc.	6,774	483,596
Total Energy		$12,030,758

See Notes to Financial Statements and Financial Highlights.

2 | alpsfunds.com

Barron’s 400SM ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Financials (21.91%)
1st Source Corp.	7,325	540,732
Affiliated Managers Group, Inc.	1,836	556,033
Allstate Corp.	2,405	495,646
Amalgamated Financial Corp.	13,034	540,650
Arch Capital Group, Ltd.(b)	5,300	473,502
Arrow Financial Corp.	15,285	560,960
Artisan Partners Asset Management, Inc., Class A(a)	14,008	524,460
Associated Banc-Corp	20,263	563,514
Axis Capital Holdings, Ltd.	4,909	466,011
Axos Financial, Inc.(b)	5,862	509,466
Bank OZK	11,397	551,501
Burke & Herbert Financial Services Corp.(a)	7,997	508,609
Byline Bancorp, Inc.	16,265	538,209
California BanCorp(a)	28,324	537,590
Capital City Bank Group, Inc.	11,717	534,764
City Holding Co.	4,177	519,243
Civista Bancshares, Inc.	22,302	577,622
Commerce Bancshares, Inc.	10,398	542,984
Community Trust Bancorp, Inc.	8,473	566,505
Corpay, Inc.(b)	1,564	565,855
East West Bancorp, Inc.	4,761	583,413
Encore Capital Group, Inc.(a)(b)	7,482	598,036
Enova International, Inc.(b)	3,721	600,979
Esquire Financial Holdings, Inc.(a)	4,503	494,835
Evercore, Inc., Class A	1,862	634,680
EVERTEC, Inc.	16,907	413,714
EZCORP, Inc., Class A(a)(b)	19,229	600,714
Federated Hermes, Inc.	8,714	488,507
Financial Institutions, Inc.	16,399	594,136
First BanCorp	24,157	579,285
First Financial Corp.	8,125	562,088
Five Star Bancorp	13,598	574,244
Fulton Financial Corp.	25,253	547,738
GCM Grosvenor, Inc.	47,944	509,645
German American Bancorp, Inc.(a)	12,386	541,516
Hamilton Insurance Group, Ltd.	17,057	505,058
HCI Group, Inc.	2,967	457,126
Heritage Insurance Holdings, Inc.(a) (b)	17,566	380,831
Hingham Institution For Savings The(a)	1,861	538,555
Home Bancorp, Inc.	8,580	552,380
Home BancShares, Inc.	18,862	504,747
HomeTrust Bancshares, Inc.	11,767	546,812
International Bancshares Corp.	7,364	531,386
Jack Henry & Associates, Inc.	2,944	401,326
Kinsale Capital Group, Inc.(a)	1,357	413,573
Mastercard, Inc., Class A	992	490,028
Mercantile Bank Corp.	9,911	525,184
Moelis & Co., Class A(a)	9,613	646,858
Moody's Corp.	1,153	522,597

Security Description	Shares	Value
COMMON STOCKS (continued)
Nicolet Bankshares, Inc.	3,322	$465,977
Northrim BanCorp, Inc.	22,052	544,905
OFG Bancorp	12,629	575,377
Oppenheimer Holdings, Inc.	6,022	552,037
Orrstown Financial Services, Inc.	14,514	538,905
Palomar Holdings, Inc.(b)	4,123	441,326
Pathward Financial, Inc.	5,448	448,044
Piper Sandler Cos.	7,027	550,987
Popular, Inc.	3,803	564,860
Preferred Bank	5,583	534,963
Provident Financial Services, Inc.	24,301	539,239
Red River Bancshares, Inc.	5,710	519,153
Remitly Global, Inc.(b)	32,485	650,349
RenaissanceRe Holdings, Ltd.	1,686	472,670
Republic Bancorp, Inc.	7,246	586,564
SEI Investments Co.	6,221	546,701
ServisFirst Bancshares, Inc.	6,775	528,382
Sezzle, Inc.(a)(b)	7,502	886,360
Shore Bancshares, Inc.(a)	27,920	576,827
SiriusPoint, Ltd.(b)	24,350	519,873
Skyward Specialty Insurance Group, Inc.(b)	10,962	483,643
Slide Insurance Holdings, Inc.(b)	28,101	506,661
Southern Missouri Bancorp, Inc.	8,019	553,792
Stock Yards Bancorp, Inc.	7,871	564,666
The Hartford Financial Services Group, Inc.	3,729	474,068
Tompkins Financial Corp.	6,710	578,067
Trustmark Corp.	12,124	535,396
UMB Financial Corp.	4,483	588,439
United Community Banks, Inc.	16,517	544,235
Unity Bancorp, Inc.	9,894	552,679
Universal Insurance Holdings, Inc.	14,464	535,457
Velocity Financial, Inc.(a)(b)	28,499	498,733
Victory Capital Holdings, Inc., Class A	7,487	633,025
Virtu Financial, Inc., Class A	12,704	637,105
Visa, Inc., Class A	1,613	526,419
Wintrust Financial Corp.	3,801	571,024
WisdomTree, Inc.(a)	32,765	624,172
WSFS Financial Corp.	7,917	565,670
Total Financials		47,030,597

Health Care (11.72%)
ACADIA Pharmaceuticals, Inc.(b)	24,003	519,905
ADMA Biologics, Inc.(b)	32,818	261,888
Align Technology, Inc.(b)	3,013	527,124
Amgen, Inc.	1,346	453,319
ANI Pharmaceuticals, Inc.(b)	7,051	553,574
Arrowhead Pharmaceuticals, Inc.(b)	9,046	704,774
BioCryst Pharmaceuticals, Inc.(b)	60,369	537,888
Bristol-Myers Squibb Co.	8,407	480,712
Cardinal Health, Inc.	2,291	450,869
Catalyst Pharmaceuticals, Inc.(a)(b)	21,394	668,135
Collegium Pharmaceutical, Inc.(b)	14,400	483,984
CytomX Therapeutics, Inc.(b)	105,982	381,535

See Notes to Financial Statements and Financial Highlights.

3 | alpsfunds.com

Barron’s 400SM ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Dexcom, Inc.(b)	7,712	$568,683
Eli Lilly & Co.	502	554,710
Encompass Health Corp.	4,933	522,158
Ensign Group, Inc.	2,360	395,654
Exelixis, Inc.(b)	12,040	607,779
Gilead Sciences, Inc.	3,420	459,751
Globus Medical, Inc., Class A(b)	5,859	479,735
Halozyme Therapeutics, Inc.(b)	7,786	518,080
HCA Healthcare, Inc.	925	350,150
IDEXX Laboratories, Inc.(b)	859	484,072
Illumina, Inc.(b)	4,166	678,891
Incyte Corp.(b)	5,370	519,494
Innoviva, Inc.(b)	22,524	482,464
Inspire Medical Systems, Inc.(b)	8,472	350,402
Insulet Corp.(b)	2,263	327,999
Intuitive Surgical, Inc.(b)	1,043	442,900
iRadimed Corp.	4,988	452,212
Johnson & Johnson	2,066	465,532
Krystal Biotech, Inc.(a)(b)	2,014	622,386
LeMaitre Vascular, Inc.(a)	4,583	433,781
Ligand Pharmaceuticals, Inc.(a)(b)	2,449	568,070
Medpace Holdings, Inc.(b)	1,097	490,480
Merck & Co., Inc.	4,303	510,852
Novavax, Inc.(a)(b)	48,478	531,804
Nutex Health, Inc.(a)(b)	5,645	728,825
Penumbra, Inc.(b)	1,474	469,174
Phibro Animal Health Corp., Class A(a)	10,025	308,670
Quest Diagnostics, Inc.	2,492	485,691
Regeneron Pharmaceuticals, Inc.	665	408,829
ResMed, Inc.	2,146	408,963
Rigel Pharmaceuticals, Inc.(a)(b)	19,079	581,719
Stryker Corp.	1,470	448,482
Tactile Systems Technology, Inc.(b)	18,392	452,627
Tenet Healthcare Corp.(b)	2,173	380,970
TransMedics Group, Inc.(a)(b)	3,989	268,061
United Therapeutics Corp.(b)	921	512,831
Universal Health Services, Inc., Class B	2,571	375,649
Vertex Pharmaceuticals, Inc.(b)	1,057	473,050
West Pharmaceutical Services, Inc.	2,118	683,712
Zoetis, Inc.	4,284	332,824
Total Health Care		25,161,823

Industrials (19.20%)
Advanced Drainage Systems, Inc.	3,603	501,393
American Superconductor Corp.(b)	15,973	813,665
AO Smith Corp.(a)	7,412	420,409
Applied Industrial Technologies, Inc.	1,933	587,265
Argan, Inc.	1,074	716,379
Armstrong World Industries, Inc.	2,967	468,489
Atmus Filtration Technologies, Inc.	8,776	410,541
Automatic Data Processing, Inc.	2,374	526,648
AZZ, Inc.	4,008	543,124
Blue Bird Corp.(a)(b)	9,322	631,752

Security Description	Shares	Value
COMMON STOCKS (continued)
Brady Corp., Class A	5,834	$502,191
Broadridge Financial Solutions, Inc.	2,785	428,110
BWX Technologies, Inc.	2,563	502,040
CACI International, Inc., Class A(b)	811	416,457
Cadre Holdings, Inc.(a)	15,681	488,306
Carlisle Cos., Inc.	1,453	501,009
Carpenter Technology Corp.	1,369	642,034
Cintas Corp.	2,546	436,028
Comfort Systems USA, Inc.	361	659,984
Construction Partners, Inc., Class A(a)(b)	4,344	505,946
Copart, Inc.(b)	14,523	475,919
Core & Main, Inc.(b)	10,302	509,434
Cummins, Inc.	938	606,539
Curtiss-Wright Corp.	756	565,193
Delta Air Lines, Inc.	8,474	698,936
Douglas Dynamics, Inc.	12,148	541,193
Dycom Industries, Inc.(b)	1,420	724,200
EMCOR Group, Inc.	697	576,294
ESCO Technologies, Inc.	1,890	551,691
Everus Construction Group, Inc.(b)	4,422	657,861
Expeditors International of Washington, Inc.	3,479	549,647
Fastenal Co.	10,904	481,957
Federal Signal Corp.	4,696	501,063
Flowserve Corp.(a)	6,675	504,029
Genpact, Ltd.	12,912	425,450
Gorman-Rupp Co.(a)	8,635	647,193
Graco, Inc.	5,671	427,877
HEICO Corp., Class A	2,250	584,573
Howmet Aerospace, Inc.	2,092	540,259
Hubbell, Inc.	1,056	500,132
IBEX Holdings, Ltd.(b)	17,275	546,581
IES Holdings, Inc.(a)(b)	1,121	760,430
Innovative Solutions and Support, Inc.(a)(b)	17,918	308,906
Insteel Industries, Inc.	15,740	432,693
Interface, Inc.	17,904	529,958
ITT, Inc.	2,647	516,165
Leidos Holdings, Inc.	2,859	365,380
Limbach Holdings, Inc.(a)(b)	6,279	486,309
Lincoln Electric Holdings, Inc.	1,930	498,886
Moog, Inc., Class A	1,638	589,631
MSA Safety, Inc.	2,796	463,577
Mueller Industries, Inc.	4,514	580,500
Mueller Water Products, Inc.	17,833	449,570
Nextpower, Inc.(b)	4,140	647,496
Northrop Grumman Corp.	673	379,357
Parker-Hannifin Corp.	551	465,391
Paychex, Inc.	5,350	518,843
Paycom Software, Inc.(a)	3,946	551,138
Paylocity Holding Corp.(b)	4,528	520,403
Powell Industries, Inc.	2,962	842,452
Power Solutions International, Inc.(a)(b)	8,748	364,617
RBC Bearings, Inc.(b)	920	526,203

See Notes to Financial Statements and Financial Highlights.

4 | alpsfunds.com

Barron’s 400SM ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
SkyWest, Inc.(b)	5,554	$475,700
Snap-on, Inc.	1,347	500,020
SPX Technologies Inc(b)	2,499	541,433
Sterling Infrastructure, Inc.(b)	1,244	1,070,884
Taylor Devices, Inc.(b)	6,645	338,895
UL Solutions, Inc.(a)	5,969	593,916
United Airlines Holdings, Inc.(b)	5,740	658,952
Upwork, Inc.(a)(b)	40,518	357,369
Veralto Corp.	5,509	453,005
Verisk Analytics, Inc.	2,459	430,300
Vertiv Holdings Co.	1,915	604,585
Watts Water Technologies, Inc., Class A	1,658	512,289
Willdan Group, Inc.(a)(b)	6,247	567,477
Woodward, Inc.	1,384	484,442
Zurn Elkay Water Solutions Corp.	10,816	508,352
Total Industrials		41,213,315

Information Technology (17.71%)
Adeia, Inc.(a)	21,802	582,549
Advanced Micro Devices, Inc.(b)	2,573	1,327,924
Amphenol Corp., Class A	3,699	550,263
Analog Devices, Inc.	1,629	674,162
Appfolio, Inc., Class A(a)(b)	2,878	463,847
Apple, Inc.	1,979	617,567
Applied Materials, Inc.	1,465	659,338
AppLovin Corp., Class A(b)	1,082	663,363
Arista Networks, Inc.(b)	3,710	591,634
Autodesk, Inc.(b)	1,970	455,681
Broadcom, Inc.	1,553	693,834
Cadence Design Systems, Inc.(b)	1,738	651,628
CDW Corp.	4,280	536,926
Cirrus Logic, Inc.(b)	3,731	634,083
Clear Secure, Inc.	11,085	614,663
Cognizant Technology Solutions Corp., Class A	8,197	457,024
Consensus Cloud Solutions, Inc.(b)	16,507	567,015
Corning, Inc.	3,836	694,930
Credo Technology Group Holding, Ltd.(b)	4,208	993,214
Dell Technologies, Inc.	3,271	1,376,796
ePlus, Inc.	6,556	538,182
F5, Inc.(b)	1,727	662,218
Fabrinet(b)	1,000	654,160
Fortinet, Inc.(b)	5,953	821,335
Gen Digital, Inc.	23,982	618,496
HubSpot, Inc.(b)	1,875	413,681
InterDigital, Inc.(a)	1,374	346,372
Itron, Inc.(a)(b)	5,521	455,372
Keysight Technologies, Inc.(b)	1,811	612,716
KLA Corp.	349	670,677
Lam Research Corp.	2,344	745,814
LiveRamp Holdings, Inc.(b)	17,764	667,216
Marvell Technology, Inc.	5,656	1,159,480
Micron Technology, Inc.	1,165	1,131,215
Microsoft Corp.	1,251	563,250

Security Description	Shares	Value
COMMON STOCKS (continued)
Mitek Systems, Inc.(b)	35,741	$614,030
Motorola Solutions, Inc.	1,045	421,428
Napco Security Technologies, Inc.	11,666	437,825
NVE Corp.(a)	7,358	720,643
NVIDIA Corp.	2,783	587,603
Palantir Technologies, Inc., Class A(b)	3,285	514,234
Progress Software Corp.(a)(b)	14,444	474,197
PTC, Inc.(b)	3,177	440,745
Rambus, Inc.(b)	5,271	766,720
Salesforce, Inc.	2,567	490,554
Samsara, Inc., Class A(a)(b)	15,646	547,454
Sandisk Corp.(b)	752	1,274,624
Seagate Technology PLC	1,291	1,135,822
ServiceNow, Inc.(b)	4,356	541,756
Sprinklr, Inc.(b)	85,047	474,562
Teradata Corp.(b)	18,615	633,841
Teradyne, Inc.	1,767	661,406
Texas Instruments, Inc.	2,606	796,602
TTM Technologies, Inc.(b)	5,483	952,507
Western Digital Corp.	1,818	965,740
Zoom Communications, Inc., Class A(b)	6,742	684,920
Total Information Technology		38,003,838

Materials (3.23%)
Alcoa Corp.	7,792	604,971
Avery Dennison Corp.	2,910	462,894
Ball Corp.	7,967	435,556
CF Industries Holdings, Inc.	3,841	431,536
Coeur Mining, Inc.	24,581	474,905
Ecolab, Inc.	1,801	461,056
Hecla Mining Co.	25,308	449,723
Idaho Strategic Resources, Inc.(b)	14,173	554,306
Newmont Corp.	4,516	495,902
PPG Industries, Inc.	4,859	548,970
Royal Gold, Inc.	1,911	428,981
Southern Copper Corp.(a)	2,926	559,738
SSR Mining, Inc.(b)	17,568	548,473
United States Lime & Minerals, Inc.	4,174	475,794
Total Materials		6,932,805

Utilities (1.74%)
AES Corp.	34,864	511,454
American Electric Power Co., Inc.	3,706	469,439
Edison International	6,925	484,335
Eversource Energy	6,784	463,144
National Fuel Gas Co.	5,141	397,142
NiSource, Inc.	10,446	482,814
Public Service Enterprise Group, Inc.	5,938	467,024
Southern Co.	5,052	465,037
Total Utilities		$3,740,389

TOTAL COMMON STOCKS
(Cost $170,645,045)		211,282,352

See Notes to Financial Statements and Financial Highlights.

5 | alpsfunds.com

Barron’s 400SM ETF
Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
LIMITED PARTNERSHIPS (1.37%)
Energy (1.13%)
Cheniere Energy Partners LP	7,720	456,020
Enterprise Products Partners LP	13,403	493,096
Hess Midstream LP, Class A	12,729	477,338
MPLX LP	8,453	461,956
Western Midstream Partners LP	12,127	519,885
Total Energy		2,408,295

Utilities (0.24%)
Dominion Energy, Inc.	7,838	524,676

TOTAL LIMITED PARTNERSHIPS
(Cost $2,326,017)		2,932,971

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.86%)
Money Market Fund (0.19%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $401,417)	3.55%	401,417	401,417

Investments Purchased with Collateral from Securities Loaned (1.67%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%
(Cost $3,581,238)		3,581,239	3,581,238

TOTAL SHORT TERM INVESTMENTS
(Cost $3,982,655)			3,982,655

TOTAL INVESTMENTS (101.66%)
(Cost $176,953,717)			$218,197,978
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.66%)			(3,554,177)
NET ASSETS - 100.00%			$214,643,801

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $22,745,305.
(b)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

6 | alpsfunds.com

Barron’s 400SM ETF
Statement of Assets and Liabilities	May 31, 2026 (Unaudited)

ASSETS:
Investments, at value(a)	$218,197,978
Receivable for investments sold	651,598
Dividends receivable	133,555
Total Assets	218,983,131

LIABILITIES:
Payable for investments purchased	641,196
Payable to adviser	116,896
Payable for collateral upon return of securities loaned	3,581,238
Total Liabilities	4,339,330
NET ASSETS	$214,643,801

NET ASSETS CONSIST OF:
Paid-in capital	$186,197,649
Total distributable earnings/(accumulated losses)	28,446,152
NET ASSETS	$214,643,801

INVESTMENTS, AT COST	$176,953,717

PRICING OF SHARES:
Net Assets	$214,643,801
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,375,000
Net Asset Value, offering and redemption price per share	$90.38

(a)	Includes $22,745,305 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

7 | alpsfunds.com

Barron’s 400SM ETF
Statement of Operations	For the Six Months Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income*	$1,329,875
Securities lending income	19,149
Total investment income	1,349,024

EXPENSES:
Investment adviser fees	653,413
Total expenses	653,413
NET INVESTMENT INCOME	695,611

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	6,365,417
Net change in unrealized appreciation on investments	13,787,821
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	20,153,238
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,848,849
* Net of foreign tax withholding:	$2,531

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

8 | alpsfunds.com

Barron’s 400SM ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$695,611	$1,252,044
Net realized gain	6,365,417	17,955,319
Net change in unrealized appreciation/(depreciation)	13,787,821	(12,268,707)
Net increase in net assets resulting from operations	20,848,849	6,938,656

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,102,770)	(1,034,000)
Total distributions	(1,102,770)	(1,034,000)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	17,129,593	21,327,278
Cost of shares redeemed	(4,314,553)	(7,449,757)
Net increase from capital share transactions	12,815,040	13,877,521

Net increase in net assets	32,561,119	19,782,177

NET ASSETS:
Beginning of period	182,082,682	162,300,505
End of period	$214,643,801	$182,082,682

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,225,000	2,050,000
Shares sold	200,000	275,000
Shares redeemed	(50,000)	(100,000)
Shares outstanding, end of period	2,375,000	2,225,000

See Notes to Financial Statements and Financial Highlights.

9 | alpsfunds.com

Barron’s 400SM ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$81.83		$79.17	$58.02	$58.02	$62.39	$47.32

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.30		0.59	0.69	0.91	0.75	0.52
Net realized and unrealized gain/(loss)	8.74		2.57	21.24	(0.02)	(4.55)	15.05
Total from investment operations	9.04		3.16	21.93	0.89	(3.80)	15.57

DISTRIBUTIONS:
From net investment income	(0.49)		(0.50)	(0.78)	(0.89)	(0.57)	(0.50)
Total distributions	(0.49)		(0.50)	(0.78)	(0.89)	(0.57)	(0.50)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	8.55		2.66	21.15	0.00	(4.37)	15.07
NET ASSET VALUE, END OF PERIOD	$90.38		$81.83	$79.17	$58.02	$58.02	$62.39

TOTAL RETURN(b)	11.09%		4.06%	38.15%	1.67%	(6.18)%	33.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$214,644		$182,083	$162,301	$131,987	$139,248	$155,968

Ratio of expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	0.69	%(c)	0.77%	1.03%	1.63%	1.32%	0.90%
Portfolio turnover rate(d)	44%		93%	90%	83%	94%	91%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

10 | alpsfunds.com

Barron’s 400SM ETF
Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2026, the Trust consisted of twenty-five separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Barron’s 400SM ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index”). The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. The Fund’s Treasurer is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (“the Adviser”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

11 | alpsfunds.com

Barron’s 400SM ETF
Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities and Limited Partnerships, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

Barron's 400SM ETF
Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$211,282,352	$–	$–	$211,282,352
Limited Partnerships*	2,932,971	–	–	2,932,971
Short Term Investments	3,982,655	–	–	3,982,655
Total	$218,197,978	$–	$–	$218,197,978

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2026.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

12 | alpsfunds.com

Barron’s 400SM ETF
Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2026.

The tax character of the distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2025
Barron's 400SM ETF	$1,034,000	$—	$—

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2025, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Barron's 400SM ETF	$20,140,867	$—

As of May 31, 2026, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Barron's 400SM ETF	$49,951,765	$(8,258,684)	$41,693,081	$176,504,897

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales, investments in partnerships and passive foreign investment companies. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2026.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

13 | alpsfunds.com

Barron’s 400SM ETF
Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of May 31, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Barron's 400SM ETF	$22,745,305	$3,581,239	$19,663,991	$23,245,230

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2026:

Barron's 400SM ETF
	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$3,581,239	$—	$—	$—	$3,581,239
Total Borrowings					3,581,239
Gross amount of recognized liabilities for securities lending (collateral received)					$3,581,239

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.65% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fees, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles.

14 | alpsfunds.com

Barron’s 400SM ETF
Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six month period ended May 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions, and short-term investments, were as follows:

Fund	Purchases	Sales
Barron's 400SM ETF	$88,985,137	$89,163,116

For the six months ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Barron's 400SM ETF	$17,157,770	$4,317,273

For the six months ended May 31, 2026, the in-kind net realized gain/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
Barron's 400SM ETF	$927,547

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The Fund engaged in cross trades between other funds in the Trust, or other funds to which the Adviser provides advisory services, during the six months ended May 31, 2026 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser or sub-adviser. The Board previously adopted procedures that apply to transactions pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2026, were as follows:

	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
Barron's 400SM ETF	$505,900	$550,323	$23,551

7. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments), defaults and shutdowns, bank failures, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, technological developments (including those related to artificial intelligence) or failures (for example, widespread system outages or disruptions or faulty updates to software applications) and other similar events and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, bank failures, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, recessions, supply chain disruptions and related geopolitical events.

15 | alpsfunds.com

Barron’s 400SM ETF
Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

8. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

9. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

On July 1, 2026, the Fund underwent a four-for-one stock split. The impact of the stock split was to increase the number of shares outstanding by a factor of four, while decreasing the NAV of shares outstanding by a factor of four, resulting in no effect to the net assets of the Fund.

16 | alpsfunds.com

Barron’s 400SM ETF
Additional Information	May 31, 2026 (Unaudited)

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	Qualified Dividend Income	Dividend Received Deduction
Barron's 400SM ETF	100%	100%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2025 via Form 1099. The Fund will notify shareholders in early 2027 of amounts paid to them by the Fund, if any, during the calendar year 2026.

LICENSING AGREEMENT

MarketGrader Capital, LLC (the “Index Provider”) has entered into a license agreement with Dow Jones & Company to use the “Barron’s” name and certain related intellectual property in connection with the Underlying Index. The Index Provider also has entered into a license and services agreement with its parent company, MarketGrader.com, to use the methodology for constructing the Underlying Index. The Index Provider in turn has entered into the Sublicense Agreement with the Adviser to use the Underlying Index. The following disclosure relates to such licensing agreements:

The Fund is not sponsored, managed or advised by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track the performance of a market or sector. The Index Provider’s only relationship to the Adviser or the Fund is the licensing of certain service marks and trade names of the Index Provider and of the Underlying Index that is determined, composed and calculated by the Index Provider without regard to the Adviser or the Fund. The Index Provider has no obligation to take the needs of the Adviser or the Fund or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Barron’s 400 IndexSM” is calculated and published by the Index Provider. “Barron’s,” “Barron’s 400” and “Barron’s 400 Index” are trademarks or service marks of DJC & Company, Inc. (“DJC”) or its affiliates and have been licensed to the Index Provider and sublicensed for certain purposes by Barron’s 400 Exchange Traded Fund, a sub-fund of that certain ALPS ETF Trust, a Delaware Statutory Trust (the “Sub-Licensee”). The Barron’s 400SM ETF (the “Product”) is not sponsored or advised by DJC or its affiliates. DJC and its affiliates make no representation or warranty, express or implied, to the Licensee or to the owners of the Product(s) or any member of the public regarding the advisability of trading in the Product. DJC and its affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of DJC. The Barron's 400 IndexSM is determined, composed and calculated by the Index Provider without regard to DJC. DJC has no obligation to take the needs of the Licensee or the owners of the Product into consideration in connection with its licensing of the Barron’s 400 IndexSM to the Index Provider or the Sub-Licensee to Licensee. DJC and its affiliates are not responsible for and have not participated in the calculation of the Barron's 400 IndexSM or in the determination of the timing of, prices at, or quantities of the Fund to be sold or in the determination or calculation of the equation by which the Product are to be converted into cash. DJC and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the Barron’s 400 IndexSM or the Product.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BARRON’S 400 INDEXSM OR ANY DATA INCLUDED THEREIN AND DOW JONES AND ITS AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BARRON’S 400 INDEXSM OR ANY DATA INCLUDED THEREIN. DOW JONES AND ITS AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES. AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BARRON’S 400 INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES AND ITS AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DJC AND THE LICENSEE, OTHER THAN THE LICENSORS OF MARKETGRADER.

17 | alpsfunds.com

Barron’s 400SM ETF
Additional Information	May 31, 2026 (Unaudited)

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

18 | alpsfunds.com

Barron’s 400SM ETF
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

19 | alpsfunds.com

Barron’s 400SM ETF
Proxy Disclosures for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

20 | alpsfunds.com

Barron’s 400SM ETF
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Edmund J. Burke, Trustee	$97,000	$–	$97,000
Jeremy W. Deems, Trustee	100,000	–	100,000
Rick A. Pederson, Trustee	106,000	–	106,000
Joseph F. Keenan, Trustee	92,000	–	92,000
Susan K. Wold, Trustee	92,000	–	92,000
Laton Spahr, President and Trustee*	–	–	–
Total	$487,000	$–	$487,000

*	Mr. Spahr, the President of the Trust, is deemed an "interested person" by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund's unitary fee arrangement, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

21 | alpsfunds.com

Barron’s 400SM ETF
Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

22 | alpsfunds.com

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.
ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETF.

SS&C | ALPS ADVISORS

alpsfunds.com | 1-866-759-5679

SS&C | ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Semi-Annual Report

May 31, 2026

Level Four Large Cap Growth Active ETF

(NASDAQ: LGRO)

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements and Financial Highlights	7
Additional Information	12
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	13
Proxy Disclosures for Open-End Management Investment Companies	14
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	15
Statement Regarding Basis for Approval of Investment Advisory Contract	16

Level Four Large Cap Growth Active ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (94.98%)
Communication Services (10.06%)
Alphabet, Inc., Class A	18,328	$6,970,872
Meta Platforms, Inc., Class A	5,244	3,316,882
Netflix, Inc.(a)	24,795	2,132,866
Walt Disney Co.	11,238	1,144,366
Total Communication Services		13,564,986

Consumer Discretionary (12.78%)
Amazon.com, Inc.(a)	25,491	6,898,884
Booking Holdings, Inc.	15,243	2,552,136
Etsy, Inc.(a)	18,449	1,253,056
Home Depot, Inc.	3,339	1,058,930
McDonald's Corp.	4,003	1,117,638
PulteGroup, Inc.	10,094	1,192,909
RH(a)(b)	21,328	3,166,995
Total Consumer Discretionary		17,240,548

Consumer Staples (1.43%)
Celsius Holdings, Inc.(a)	21,326	709,516
Constellation Brands, Inc., Class A	8,808	1,222,727
Total Consumer Staples		1,932,243

Energy (1.84%)
Phillips 66	14,080	2,476,390

Financials (8.28%)
Blackrock, Inc.	2,173	2,274,870
Mastercard, Inc., Class A	4,447	2,196,729
Morgan Stanley	7,601	1,581,008
PayPal Holdings, Inc.	87,600	3,920,100
Visa, Inc., Class A	3,650	1,191,214
Total Financials		11,163,921

Health Care (7.28%)
AbbVie, Inc.	6,228	1,355,960
Dexcom, Inc.(a)	18,376	1,355,046
Intuitive Surgical, Inc.(a)	2,729	1,158,843
UnitedHealth Group, Inc.	12,238	4,654,234
Vertex Pharmaceuticals, Inc.(a)	2,891	1,293,838
Total Health Care		9,817,921

Industrials (6.48%)
Copart, Inc.(a)	28,850	945,415
Fortive Corp.	18,287	1,066,498
Lockheed Martin Corp.	2,672	1,417,362
Paycom Software, Inc.(b)	6,569	917,492
TransDigm Group, Inc.	973	1,224,345
Uber Technologies, Inc.(a)	45,134	3,177,434
Total Industrials		8,748,546

Information Technology (46.38%)
Apple, Inc.	29,858	9,317,487
Applied Materials, Inc.	4,325	1,946,509
Arista Networks, Inc.(a)	8,733	1,392,652
Broadcom, Inc.	7,139	3,189,491
Docusign, Inc.(a)	36,315	1,907,264
Security Description	Shares	Value
Information Technology (46.38%) (continued)
Lam Research Corp.	6,358	$2,022,988
Micron Technology, Inc.	3,737	3,628,627
Microsoft Corp.	20,475	9,218,664
MongoDB, Inc.(a)	9,165	3,075,316
Monolithic Power Systems, Inc.	2,390	3,743,242
NVIDIA Corp.	27,327	5,769,823
Palo Alto Networks, Inc.(a)	6,039	1,701,126
Ralliant Corp.(b)	28,723	1,777,092
Salesforce, Inc.	14,720	2,812,992
ServiceNow, Inc.(a)	25,936	3,225,660
Snowflake, Inc., Class A(a)	14,176	3,622,677
Twilio, Inc., Class A(a)	22,061	4,205,709
Total Information Technology		62,557,319

Real Estate (0.45%)
Zillow Group, Inc.(a)	17,554	614,390

TOTAL COMMON STOCKS
(Cost $100,201,233)		128,116,264

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.56%)
Money Market Fund (5.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $6,756,095)	3.55%	6,756,095	6,756,095

Investments Purchased with Collateral from Securities Loaned (2.55%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%
(Cost $3,439,148)		3,439,148	3,439,148

TOTAL SHORT TERM INVESTMENTS
(Cost $10,195,243)			10,195,243

TOTAL INVESTMENTS (102.54%)
(Cost $110,396,476)			$138,311,507
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.54%)			(3,426,286)
NET ASSETS - 100.00%			$134,885,221

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,359,824.

See Notes to Financial Statements and Financial Highlights.

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Level Four Large Cap Growth Active ETF

Statement of Assets and Liabilities	May 31, 2026 (Unaudited)

ASSETS:
Investments, at value(a)	$138,311,507
Dividends receivable	67,650
Total Assets	138,379,157

LIABILITIES:
Payable to adviser	54,788
Payable for collateral upon return of securities loaned	3,439,148
Total Liabilities	3,493,936
NET ASSETS	$134,885,221

NET ASSETS CONSIST OF:
Paid-in capital	$97,259,875
Total distributable earnings/(accumulated losses)	37,625,346
NET ASSETS	$134,885,221

INVESTMENTS, AT COST	$110,396,476

PRICING OF SHARES:
Net Assets	$134,885,221
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	3,058,400
Net Asset Value, offering and redemption price per share	$44.10

(a)	Includes $3,359,824 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

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Level Four Large Cap Growth Active ETF

Statement of Operations	For the Period Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$494,271
Securities lending income	1,353
Total investment income	495,624

EXPENSES:
Investment adviser fees	304,885
Total expenses	304,885
NET INVESTMENT INCOME	190,739

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	9,866,899
Net change in unrealized appreciation on investments	1,048,593
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	10,915,492
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,106,231

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

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Level Four Large Cap Growth Active ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$190,739	$223,489
Net realized gain	9,866,899	12,797,827
Net change in unrealized appreciation	1,048,593	2,523,838
Net increase in net assets resulting from operations	11,106,231	15,545,154

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(242,465)	(308,091)
Total distributions	(242,465)	(308,091)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	31,208,103	40,125,413
Cost of shares redeemed	(25,657,772)	(29,537,151)
Net increase from capital share transactions	5,550,331	10,588,262

Net increase in net assets	16,414,097	25,825,325

NET ASSETS:
Beginning of period	118,471,124	92,645,799
End of period	$134,885,221	$118,471,124

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,908,400	2,628,400
Shares sold	770,000	1,075,000
Shares redeemed	(620,000)	(795,000)
Shares outstanding, end of period	3,058,400	2,908,400

See Notes to Financial Statements and Financial Highlights.

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Level Four Large Cap Growth Active ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Period August 22, 2023 (Commencement of operations) to November 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$40.73		$35.25	$26.34	$25.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.06		0.08	0.14	0.07
Net realized and unrealized gain	3.39		5.51	8.95	1.27
Total from investment operations	3.45		5.59	9.09	1.34

DISTRIBUTIONS:
From net investment income	(0.08)		(0.10)	(0.18)	–
From net realized gain on investments	–		(0.01)	–	–
Total distributions	(0.08)		(0.11)	(0.18)	–

NET INCREASE IN NET ASSET VALUE	3.37		5.48	8.91	1.34
NET ASSET VALUE, END OF PERIOD	$44.10		$40.73	$35.25	$26.34

TOTAL RETURN(b)	8.49%		15.90%	34.63%	5.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$134,885		$118,471	$92,646	$65,144

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50	%(c)
Ratio of net investment income to average net assets	0.31	%(c)	0.22%	0.44%	1.01	%(c)
Portfolio turnover rate(d)	7%		15%	8%	0%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

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Level Four Large Cap Growth Active ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2026, the Trust consisted of twenty-five separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Level Four Large Cap Growth Active ETF (the “Fund”). The investment objective of the Fund is to seek maximum total return and above peer average risk-adjusted return. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the Nasdaq Stock Market LLC (“Nasdaq Exchange”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 5,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. The Fund’s Treasurer is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (“the Adviser”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

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Level Four Large Cap Growth Active ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities and Limited Partnerships, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

Level Four Large Cap Growth Active ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$128,116,264	$–	$–	$128,116,264
Short Term Investments	10,195,243	–	–	10,195,243
Total	$138,311,507	$–	$–	$138,311,507

*	For a detailed sector breakdown, see the accompanying schedule of investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2026.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

8 | alpsfunds.com

Level Four Large Cap Growth Active ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2026.

The tax character of the distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2025
Level Four Large Cap Growth Active ETF	$308,091	$—	$—

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

As of May 31, 2026, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Level Four Large Cap Growth Active ETF	$33,146,019	$(6,330,844)	$26,815,175	$111,496,332

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2026.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

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Level Four Large Cap Growth Active ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of May 31, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Level Four Large Cap Growth Active ETF	$3,359,824	$3,439,148	$—	$3,439,148

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2026:

Level Four Large Cap Growth Active ETF

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$3,439,148	$—	$—	$—	$3,439,148
Total Borrowings					3,439,148
Gross amount of recognized liabilities for securities lending (collateral received)					$3,439,148

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.50% of the Fund’s average daily net assets.

Out of the unitary management fees, the Adviser pays substantially all expenses of the Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

Level Four Capital Management, LLC (“Level Four” or the “Sub-Adviser”) serves as the Fund's sub-adviser pursuant to a sub-advisory agreement with the Trust (the “Sub-Advisory Agreement"). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser's advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of 0.25% of the Fund's average daily net assets.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles.

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Level Four Large Cap Growth Active ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six month period ended May 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions, and short-term investments, were as follows:

Fund	Purchases	Sales
Level Four Large Cap Growth Active ETF	$7,789,324	$10,528,132

For the six months ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Level Four Large Cap Growth Active ETF	$30,001,402	$24,684,124

For the six months ended May 31, 2026, the in-kind net realized gain/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
Level Four Large Cap Growth Active ETF	$10,914,895

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 5,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments), defaults and shutdowns, bank failures, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, technological developments (including those related to artificial intelligence) or failures (for example, widespread system outages or disruptions or faulty updates to software applications) and other similar events and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, bank failures, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, recessions, supply chain disruptions and related geopolitical events.

7. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

8. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

11 | alpsfunds.com

Level Four Large Cap Growth Active ETF

Additional Information	May 31, 2026 (Unaudited)

TAX INFORMATION

The Level Four Large Cap Growth Active ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	Qualified Dividend Income	Dividend Received Deduction	199A
Level Four Large Cap Growth Active ETF	100.00%	100.00%	0.00%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2025 via Form 1099. The Fund will notify shareholders in early 2027 of amounts paid to them by the Fund, if any, during the calendar year 2026.

12 | alpsfunds.com

Level Four Large Cap Growth Active ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

13 | alpsfunds.com

Level Four Large Cap Growth Active ETF

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

14 | alpsfunds.com

Level Four Large Cap Growth Active ETF

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Edmund J. Burke, Trustee	$97,000	$–	$97,000
Jeremy W. Deems, Trustee	100,000	–	100,000
Rick A. Pederson, Trustee	106,000	–	106,000
Joseph F. Keenan, Trustee	92,000	–	92,000
Susan K. Wold, Trustee	92,000	–	92,000
Laton Spahr, President and Trustee*	–	–	–
Total	$487,000	$–	$487,000

*	Mr. Spahr, the President of the Trust, is deemed an "interested person" by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund's unitary fee arrangement, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

15 | alpsfunds.com

Level Four Large Cap Growth Active ETF

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

16 | alpsfunds.com

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETFs.

SS&C | ALPS ADVISORS

alpsfunds.com | 1-866-759-5679

SS&C | ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Semi-Annual Report

May 31, 2026

ALPS Dynamic Core Income ETF
(formerly, RiverFront Dynamic Core Income ETF)

(NYSE Arca: RFCI)

(NYSE Arca: RFDA)

ALPS Strategic Income Fund
(formerly, RiverFront Strategic Income Fund)

(NYSE Arca: RIGS)

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments
ALPS Dynamic Core Income ETF	2
ALPS Dynamic US Dividend Advantage ETF	4
ALPS Strategic Income Fund	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets
ALPS Dynamic Core Income ETF	11
ALPS Dynamic US Dividend Advantage ETF	12
ALPS Strategic Income Fund	13
Financial Highlights	14
Notes to Financial Statements and Financial Highlights	17
Additional Information	24
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	25
Proxy Disclosures for Open-End Management Investment Companies	26
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	27
Statement Regarding Basis for Approval of Investment Advisory Contract	28

ALPS Dynamic Core Income ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (69.03%)
Communications (2.31%)
Comcast Corp.
5.17%, 01/15/2037(a)	$149,000	$145,531
Verizon Communications, Inc.
4.75%, 01/15/2033	218,000	216,019
Total Communications		361,550

Consumer Discretionary (15.87%)
American Honda Finance Corp.
5.05%, 07/10/2031	180,000	181,258
Ford Motor Co.
9.63%, 04/22/2030	203,000	232,417
Ford Motor Credit Co. LLC
7.35%, 11/04/2027	336,000	346,743
General Motors Financial Co., Inc.
6.40%, 01/09/2033	504,000	538,206
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	148,000	147,526
Hyatt Hotels Corp.
5.75%, 04/23/2030	504,000	518,871
Lennar Corp.
5.20%, 07/30/2030	180,000	182,720
Marriott International, Inc.
4.00%, 04/15/2028	337,000	335,161
Total Consumer Discretionary		2,482,902

Energy (11.42%)
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/2032(a)	226,000	224,682
Hess Midstream Operations LP
4.25%, 02/15/2030(a)	148,000	143,852
Kinetik Holdings LP
6.63%, 12/15/2028(a)	587,000	599,784
MPLX LP
5.00%, 01/15/2033	176,000	175,386
ONEOK, Inc.
5.40%, 10/15/2035	176,000	176,520
Phillips 66 Co.
5.25%, 06/15/2031	291,000	297,279
Williams Cos., Inc.
5.30%, 09/30/2035	170,000	170,370
Total Energy		1,787,873

Financials (14.45%)
Bank of America Corp.
4.25%, 10/22/2026	205,000	205,121
5Y US TI + 3.23%(b)(c)	364,000	368,046
Citigroup, Inc.
4.45%, 09/29/2027	267,000	267,057
6.63%, 06/15/2032	190,000	206,605
Goldman Sachs Group, Inc.
1D US SOFR + 1.135%, 10/23/2030(b)	242,000	241,661
Security Description	Principal Amount	Value
Financials (14.45%) (continued)
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	$286,000	$285,105
PNC Financial Services Group, Inc.
5Y US TI + 3.238%(b)(c)	364,000	368,980
Royal Bank of Canada
6.00%, 11/01/2027	311,000	318,764
Total Financials		2,261,339

Industrials (6.02%)
Ingersoll Rand, Inc.
5.70%, 08/14/2033	504,000	524,193
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
4.90%, 12/01/2032	206,000	206,914
Textron, Inc.
5.50%, 05/15/2035	206,000	210,167
Total Industrials		941,274

Materials (1.37%)
PPG Industries, Inc.
4.38%, 03/15/2031	218,000	214,936

Technology (7.89%)
Concentrix Corp.
6.85%, 08/02/2033	504,000	461,189
Dell International LLC / EMC Corp.
4.75%, 10/06/2032	176,000	174,848
Flex, Ltd.
5.25%, 01/15/2032	206,000	206,994
HP, Inc.
5.40%, 04/25/2030	180,000	184,185
Microchip Technology, Inc.
5.05%, 02/15/2030	206,000	208,030
Total Technology		1,235,246

Utilities (9.70%)
Dominion Energy, Inc.
4.25%, 06/01/2028	337,000	336,081
Duke Energy Corp.
4.95%, 09/15/2035	218,000	214,055
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027	336,000	343,068
Southern California Gas Co.
5.20%, 06/01/2033	297,000	302,962
Vistra Operations Co. LLC
7.75%, 10/15/2031(a)	307,000	321,996
Total Utilities		1,518,162

TOTAL CORPORATE BONDS
(Cost $10,733,892)		10,803,282

See Notes to Financial Statements and Financial Highlights.

2 | alpsfunds.com

ALPS Dynamic Core Income ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
GOVERNMENT BONDS (28.43%)
Mexico Government International Bond
6.00%, 05/13/2030	$151,000	$155,870
United States Treasury Bond (27.43%)
3.63%, 05/15/2053	500,000	396,260
4.00%, 11/15/2052	800,000	679,500
4.38%, 05/15/2034	809,000	810,943
4.75%, 02/15/2037	600,000	616,359
4.75%, 11/15/2043	1,827,000	1,789,711
Total United States Treasury Bond		4,292,773

TOTAL GOVERNMENT BONDS
(Cost $4,743,362)		4,448,643

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.51%)
Money Market Fund (1.51%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $237,024)	3.55%	237,024	237,024

TOTAL SHORT TERM INVESTMENTS
(Cost $237,024)			237,024

TOTAL INVESTMENTS (98.97%)
(Cost $15,714,278)			$15,488,949
OTHER ASSETS IN EXCESS OF LIABILITIES (1.03%)			161,437
NET ASSETS - 100.00%			$15,650,386

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

Reference Rates:

1D US SOFR - 1 Day SOFR as of May 31, 2026 was 3.63%

5Y US TI - 5 Year US TI as of May 31, 2026 was 4.13%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, the aggregate market value of those securities was $1,720,950, representing 11.00% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of May 31, 2026 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(c)	Securities are perpetual and thus do not have a predetermined maturity date.

See Notes to Financial Statements and Financial Highlights.

3 | alpsfunds.com

ALPS Dynamic US Dividend Advantage ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.29%)
Communication Services (8.27%)
Alphabet, Inc., Class C	8,750	$3,293,762
AT&T, Inc.	47,812	1,185,738
Comcast Corp., Class A	28,438	707,253
Omnicom Group, Inc.	10,624	772,471
Verizon Communications, Inc.	26,770	1,279,874
Total Communication Services		7,239,098

Consumer Discretionary (5.44%)
Ford Motor Co.	23,675	412,892
Hasbro, Inc.	4,532	390,522
Lowe’s Cos., Inc.	1,646	352,837
Magna International, Inc.	6,666	431,690
McDonald’s Corp.	2,740	765,008
NIKE, Inc., Class B	17,812	823,449
Perdoceo Education Corp.	23,156	749,791
Vail Resorts, Inc.(a)(a)	6,250	835,000
Total Consumer Discretionary		4,761,189

Consumer Staples (6.13%)
Altria Group, Inc.	12,812	891,459
B&G Foods, Inc.(a)(a)	154,870	633,418
Coca-Cola Co.	11,032	871,638
Kraft Heinz Co.	37,604	902,872
Philip Morris International, Inc.	5,386	955,369
Walmart, Inc.	9,584	1,109,348
Total Consumer Staples		5,364,104

Energy (11.62%)
Antero Midstream Corp.	40,109	840,685
Baker Hughes Co.	13,750	878,350
ConocoPhillips	17,188	1,959,088
Crescent Energy Co.(a)(a)	67,410	779,260
Enbridge, Inc.(a)(a)	15,938	872,446
Exxon Mobil Corp.	11,147	1,619,213
Kinder Morgan, Inc.	26,155	812,897
Phillips 66	8,816	1,550,558
Schlumberger Ltd.	15,624	852,289
Total Energy		10,164,786

Financials (14.29%)
Citigroup, Inc.	13,124	1,652,312
Franklin Resources, Inc.(a)(a)	30,312	940,278
Goldman Sachs Group, Inc.	1,334	1,368,097
Invesco, Ltd.	33,020	939,749
JPMorgan Chase & Co.	7,911	2,367,842
Moelis & Co., Class A(a)(a)	11,980	806,134
OneMain Holdings, Inc.	14,058	777,548
PNC Financial Services Group, Inc.	3,624	801,339
T Rowe Price Group, Inc.	8,334	871,153
US Bancorp	21,818	1,196,717
Wells Fargo & Co.	10,104	783,464
Security Description	Shares	Value
Financials (14.29%) (continued)
Total Financials		$12,504,633

Health Care (9.61%)
Bristol-Myers Squibb Co.	27,812	1,590,290
Cigna Group	2,980	826,652
Gilead Sciences, Inc.	6,198	833,197
Johnson & Johnson	10,938	2,464,660
Merck & Co., Inc.	7,334	870,692
NRC Health(a)(a)	48,034	938,104
UnitedHealth Group, Inc.	2,316	880,798
Total Health Care		8,404,393

Industrials (8.57%)
Caterpillar, Inc.	2,062	1,806,044
Eaton Corp. PLC	2,010	805,206
Genco Shipping & Trading, Ltd.	35,969	865,414
Lockheed Martin Corp.	2,891	1,533,531
RTX Corp.	4,416	793,379
Union Pacific Corp.	3,282	861,984
United Parcel Service, Inc., Class B	7,760	827,914
Total Industrials		7,493,472

Information Technology (20.99%)
Apple, Inc.	6,209	1,937,581
Cisco Systems, Inc.	9,250	1,113,885
Hewlett Packard Enterprise Co.	57,406	2,470,754
International Business Machines Corp.	9,689	2,885,384
Microsoft Corp.	6,811	3,066,585
NVIDIA Corp.	16,519	3,487,822
QUALCOMM, Inc.	6,064	1,522,185
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,480	1,874,656
Total Information Technology		18,358,852

Materials (4.70%)
Amcor PLC(a)(a)	20,104	780,437
Greif, Inc.(a)(a)	9,541	766,142
Mosaic Co.	34,166	816,568
Myers Industries, Inc.	38,700	882,360
Southern Copper Corp.	4,523	865,250
Total Materials		4,110,757

Real Estate (4.86%)
Camden Property Trust	8,089	861,964
Chiron Real Estate, Inc.(a)(a)	11,691	421,344
Equity Residential	6,666	436,290
Invitation Homes, Inc.	30,694	897,799
Medical Properties Trust, Inc.	158,835	811,647
Welltower, Inc.	4,000	821,320
Total Real Estate		4,250,364

Utilities (4.81%)
AES Corp.	57,188	838,948
Alliant Energy Corp.	11,562	827,955
Clearway Energy, Inc., Class C(a)(a)	21,907	901,692

See Notes to Financial Statements and Financial Highlights.

4 | alpsfunds.com

ALPS Dynamic US Dividend Advantage ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Shares	Value
Utilities (4.81%) (continued)
Duke Energy Corp.	6,562	$805,354
Edison International	11,874	830,468
Total Utilities		4,204,417

TOTAL COMMON STOCKS
(Cost $77,471,361)		86,856,065

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.99%)
Money Market Fund (0.56%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $489,455)	3.55%	489,455	489,455

Investments Purchased with Collateral from Securities Loaned (1.43%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%
(Cost $1,249,197)		1,249,197	1,249,197

TOTAL SHORT TERM INVESTMENTS
(Cost $1,738,652)			1,738,652

TOTAL INVESTMENTS (101.28%)
(Cost $79,210,013)			$88,594,717
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.28%)			(1,119,043)
NET ASSETS - 100.00%			$87,475,674

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $5,597,231.

See Notes to Financial Statements and Financial Highlights.

5 | alpsfunds.com

ALPS Strategic Income Fund

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (66.43%)
Communications (1.83%)
Charter Communications Operating LLC / Charter Communications Operating Capital
5.85%, 12/01/2035	$694,000	$675,987
Netflix, Inc.
4.38%, 11/15/2026	4,000	4,008
Sirius XM Radio LLC
5.00%, 08/01/2027(a)	482,000	481,516
Total Communications		1,161,511

Consumer Discretionary (12.28%)
American Honda Finance Corp.
4.90%, 04/10/2031	580,000	578,747
Brink’s Co.
6.50%, 06/15/2029(a)	664,000	680,905
Group 1 Automotive, Inc.
6.38%, 01/15/2030(a)	694,000	705,881
Hilton Domestic Operating Co., Inc.
5.50%, 03/31/2034(a)	816,000	812,674
Hyatt Hotels Corp.
5.75%, 01/30/2027	588,000	593,054
Las Vegas Sands Corp.
6.00%, 08/15/2029	640,000	658,579
Lennar Corp.
4.75%, 11/29/2027	585,000	586,486
MGM Resorts International
5.50%, 04/15/2027	592,000	592,865
Marriott International, Inc.
4.90%, 04/15/2029	570,000	576,115
Newell Brands, Inc.
6.38%, 09/15/2027	697,000	705,569
Service Corp. International
5.75%, 10/15/2032	695,000	701,511
Volkswagen Group of America Finance LLC
6.45%, 11/16/2030(a)	581,000	613,472
Total Consumer Discretionary		7,805,858

Consumer Staples (2.02%)
Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC
5.60%, 01/15/2031(a)	690,000	670,911
Post Holdings, Inc.
6.25%, 02/15/2032(a)	604,000	614,352
Total Consumer Staples		1,285,263

Energy (9.20%)
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/2032(a)	408,000	405,622
6.04%, 08/15/2028(a)	587,000	603,726
Security Description	Principal Amount	Value
Energy (9.20%) (continued)
Hess Midstream Operations LP
6.50%, 06/01/2029(a)	$640,000	$656,803
Hilcorp Energy I LP / Hilcorp Finance Co.
7.25%, 02/15/2035(a)	695,000	705,577
Kinetik Holdings LP
6.63%, 12/15/2028(a)	587,000	599,784
Murphy Oil Corp.
6.00%, 10/01/2032	1,159,000	1,166,719
Sunoco LP / Sunoco Finance Corp.
7.00%, 09/15/2028(a)	587,000	601,120
Sunoco LP
5.63%, 03/15/2031(a)	371,000	371,625
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036(a)	697,000	739,643
Total Energy		5,850,619

Financials (15.24%)
Aircastle, Ltd.
6.50%, 07/18/2028(a)	587,000	606,081
American Express Co.
5.85%, 11/05/2027	628,000	642,046
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028(a)	598,000	615,143
Citigroup, Inc.
4.45%, 09/29/2027	800,000	800,171
EPR Properties
4.75%, 12/15/2026	4,000	4,001
HSBC USA, Inc.
5.29%, 03/04/2027	604,000	609,492
Howard Hughes Corp.
5.88%, 03/01/2032(a)	646,000	635,143
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	554,000	552,266
Keybank National Association
5.85%, 11/15/2027	587,000	597,952
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029(a)	664,000	685,595
OneMain Finance Corp.
6.63%, 01/15/2028	640,000	651,137
6.63%, 05/15/2029	699,000	710,770
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.05%, 08/01/2028(a)	587,000	603,469
Royal Bank of Canada
6.00%, 11/01/2027	628,000	643,678
Block, Inc.
6.50%, 05/15/2032	616,000	628,218
Starwood Property Trust, Inc.
6.00%, 04/15/2030(a)	694,000	700,381

See Notes to Financial Statements and Financial Highlights.

6 | alpsfunds.com

ALPS Strategic Income Fund

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Financials (15.24%) (continued)
Starwood Property Trust, Inc. (continued)
Total Financials		$9,685,543

Health Care (1.80%)
DaVita, Inc.
4.63%, 06/01/2030(a)	$554,000	538,607
HCA, Inc.
5.63%, 09/01/2028	592,000	603,168
Total Health Care		1,141,775

Industrials (7.82%)
L3Harris Technologies, Inc.
5.40%, 07/31/2033	760,000	780,477
MasTec, Inc.
4.50%, 08/15/2028(a)	524,000	519,098
Textron, Inc.
5.50%, 05/15/2035	900,000	918,206
TransDigm, Inc.
6.38%, 03/01/2029(a)	604,000	616,615
Trinity Industries, Inc.
7.75%, 07/15/2028(a)	640,000	656,444
United Rentals North America, Inc.
6.00%, 12/15/2029(a)	758,000	771,681
WESCO Distribution, Inc.
6.38%, 03/15/2029(a)	694,000	710,429
Total Industrials		4,972,950

Materials (10.17%)
Alcoa Nederland Holding BV
7.13%, 03/15/2031(a)	592,000	618,343
ArcelorMittal SA
6.55%, 11/29/2027	587,000	603,668
Avient Corp.
6.25%, 11/01/2031(a)	695,000	705,465
Ball Corp.
6.00%, 06/15/2029	592,000	602,607
Celanese US Holdings LLC
6.50%, 04/15/2030	464,000	476,087
7.55%, 11/15/2030	587,000	624,911
FMC Corp.
8.00%, 06/01/2031(a)	638,000	667,195
Freeport-McMoRan, Inc.
5.00%, 09/01/2027	268,000	268,090
Methanex Corp.
5.13%, 10/15/2027	485,000	485,283
Methanex US Operations, Inc.
6.25%, 03/15/2032(a)	388,000	399,722
Qnity Electronics, Inc.
5.75%, 08/15/2032(a)	694,000	699,387
Sasol Financing USA LLC
4.38%, 09/18/2026	315,000	314,378
Security Description	Principal Amount	Value
Materials (10.17%) (continued)
Sasol Financing USA LLC (continued)
Total Materials		$6,465,136

Technology (3.19%)
CDW LLC / CDW Finance Corp.
3.57%, 12/01/2031	$508,000	464,620
Concentrix Corp.
6.60%, 08/02/2028	852,000	849,139
Seagate Data Storage Technology Pte, Ltd.
5.88%, 07/15/2030(a)	699,000	712,850
Total Technology		2,026,609

Utilities (2.88%)
American Electric Power Co., Inc.
5.75%, 11/01/2027	628,000	639,443
NRG Energy, Inc.
5.75%, 01/15/2028	578,000	578,987
Vistra Operations Co. LLC
7.75%, 10/15/2031(a)	587,000	615,674
Total Utilities		1,834,104

TOTAL CORPORATE BONDS
(Cost $41,978,732)		42,229,368

GOVERNMENT BONDS (30.69%)
Mexico Government International Bond
6.00%, 05/13/2030	606,000	625,544
United States Treasury Bond (29.71%)
4.00%, 02/15/2034	964,000	943,440
4.00%, 11/15/2052	4,998,000	4,245,176
4.13%, 02/29/2032	964,000	960,291
4.13%, 02/15/2036	482,000	470,251
4.38%, 05/15/2034	3,042,000	3,049,308
4.50%, 02/15/2044	3,290,000	3,119,974
4.63%, 09/30/2030	783,000	798,507
4.63%, 05/15/2044	1,017,000	978,247
4.75%, 02/15/2037	1,608,000	1,651,843
4.75%, 11/15/2043	2,722,000	2,666,443
Total United States Treasury Bond		18,883,480

TOTAL GOVERNMENT BONDS
(Cost $21,099,734)		19,509,024

See Notes to Financial Statements and Financial Highlights.

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ALPS Strategic Income Fund

Schedule of Investments	May 31, 2026 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.54%)
Money Market Fund (3.54%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $2,251,628)	3.55%	2,251,628	$2,251,628

TOTAL SHORT TERM INVESTMENTS
(Cost $2,251,628)			2,251,628

TOTAL INVESTMENTS (100.66%)
(Cost $65,330,094)			$63,990,020
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.66%)			(424,171)
NET ASSETS - 100.00%			$63,565,849

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, the aggregate market value of those securities was $21,893,199, representing 34.44% of net assets.

See Notes to Financial Statements and Financial Highlights.

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ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2026 (Unaudited)

	ALPS Dynamic Core Income ETF	ALPS Dynamic US Dividend Advantage ETF	ALPS Strategic Income Fund
ASSETS:
Investments, at value(a)	$15,488,949	$88,594,717	$63,990,020
Cash	—	2,167	—
Dividends receivable	—	164,931	—
Interest receivable	168,195	651	729,420
Total Assets	15,657,144	88,762,466	64,719,440

LIABILITIES:
Payable for investments purchased	—	—	1,128,342
Payable to adviser	6,758	37,595	25,249
Payable for collateral upon return of securities loaned	—	1,249,197	—
Total Liabilities	6,758	1,286,792	1,153,591
NET ASSETS	$15,650,386	$87,475,674	$63,565,849

NET ASSETS CONSIST OF:
Paid-in capital	$19,453,517	$64,557,769	$80,451,307
Total distributable earnings/(accumulated losses)	(3,803,131)	22,917,905	(16,885,458)
NET ASSETS	$15,650,386	$87,475,674	$63,565,849

INVESTMENTS, AT COST	$15,714,278	$79,210,013	$65,330,094

PRICING OF SHARES:
Net Assets	$15,650,386	$87,475,674	$63,565,849
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	700,000	1,250,002	2,775,000
Net Asset Value, offering and redemption price per share	$22.36	$69.98	$22.91

(a)	Includes $–, $5,597,231 and $– of securities on loan for the ALPS Dynamic Core Income ETF, ALPS Dynamic US Dividend Advantage ETF and ALPS Strategic Income Fund, respectively,

See Notes to Financial Statements and Financial Highlights.

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ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2026 (Unaudited)

	ALPS Dynamic Core Income ETF	ALPS Dynamic US Dividend Advantage ETF	ALPS Strategic Income Fund
INVESTMENT INCOME:
Interest	$393,298	$–	$1,756,450
Dividend income*	5,756	1,173,844	42,702
Securities lending income	–	4,081	–
Total investment income	399,054	1,177,925	1,799,152

EXPENSES:
Investment adviser and sub-adviser fees (Note 3)	41,310	214,466	159,727
Total expenses	41,310	214,466	159,727
NET INVESTMENT INCOME	357,744	963,459	1,639,425

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on investments(a)	(10,964)	17,766,133	(39,876)
Total net realized gain/(loss)	(10,964)	17,766,133	(39,876)
Net change in unrealized depreciation on investments	(317,776)	(9,176,738)	(1,085,017)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	—	(23)	—
Total net change in unrealized depreciation on investments	(317,776)	(9,176,761)	(1,085,017)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(328,740)	8,589,372	(1,124,893)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,004	$9,552,831	$514,532
* Net of foreign tax withholding:	$—	$2,181	$—

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

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ALPS Dynamic Core Income ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$357,744	$918,473
Net realized loss	(10,964)	(7,348)
Net change in unrealized appreciation/(depreciation)	(317,776)	143,495
Net increase in net assets resulting from operations	29,004	1,054,620

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(364,863)	(910,938)
Total distributions	(364,863)	(910,938)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	—	—
Cost of shares redeemed	(1,703,019)	(5,080,886)
Net decrease from capital share transactions	(1,703,019)	(5,080,886)

Net decrease in net assets	(2,038,878)	(4,937,204)

NET ASSETS:
Beginning of period	17,689,264	22,626,468
End of period	$15,650,386	$17,689,264

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	775,000	1,000,000
Shares redeemed	(75,000)	(225,000)
Shares outstanding, end of period	700,000	775,000

See Notes to Financial Statements and Financial Highlights.

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ALPS Dynamic US Dividend Advantage ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$963,459	$1,259,141
Net realized gain	17,766,133	3,535,791
Net change in unrealized appreciation/(depreciation)	(9,176,761)	2,863,724
Net increase in net assets resulting from operations	9,552,831	7,658,656

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(963,244)	(1,533,716)
Total distributions	(963,244)	(1,533,716)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	45,190,725	13,123,106
Cost of shares redeemed	(51,663,496)	(12,444,831)
Net increase/(decrease) from capital share transactions	(6,472,771)	678,275

Net increase in net assets	2,116,816	6,803,215

NET ASSETS:
Beginning of period	85,358,858	78,555,643
End of period	$87,475,674	$85,358,858

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,350,002	1,350,002
Shares sold	675,000	225,000
Shares redeemed	(775,000)	(225,000)
Shares outstanding, end of period	1,250,002	1,350,002

See Notes to Financial Statements and Financial Highlights.

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ALPS Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$1,639,425	$4,225,938
Net realized gain/(loss)	(39,876)	174,946
Net change in unrealized appreciation/(depreciation)	(1,085,017)	352,978
Net increase in net assets resulting from operations	514,532	4,753,862

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,632,222)	(4,228,436)
Total distributions	(1,632,222)	(4,228,436)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,301,642	24,087,557
Cost of shares redeemed	(15,619,698)	(27,015,772)
Net decrease from capital share transactions	(13,318,056)	(2,928,215)

Net decrease in net assets	(14,435,746)	(2,402,789)

NET ASSETS:
Beginning of period	78,001,595	80,404,384
End of period	$63,565,849	$78,001,595

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,350,000	3,475,000
Shares sold	100,000	1,050,000
Shares redeemed	(675,000)	(1,175,000)
Shares outstanding, end of period	2,775,000	3,350,000

See Notes to Financial Statements and Financial Highlights.

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ALPS Dynamic Core Income ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)(a)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$22.82		$22.63	$21.91	$22.23	$25.35	$26.21

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.50		1.02	0.95	0.75	0.47	0.47
Net realized and unrealized gain/(loss)	(0.45)		0.18	0.73	(0.29)	(2.71)	(0.87)
Total from investment operations	0.05		1.20	1.68	0.46	(2.24)	(0.40)

DISTRIBUTIONS:
From net investment income	(0.51)		(1.01)	(0.96)	(0.78)	(0.50)	(0.46)
From net realized gain on investments	–		–	–	–	(0.38)	–
Total distributions	(0.51)		(1.01)	(0.96)	(0.78)	(0.88)	(0.46)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.46)		0.19	0.72	(0.32)	(3.12)	(0.86)
NET ASSET VALUE, END OF PERIOD	$22.36		$22.82	$22.63	$21.91	$22.23	$25.35

TOTAL RETURN(c)	0.21%		5.44%	7.80%	2.12%	(9.02)%	(1.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$15,650		$17,689	$22,626	$25,738	$43,341	$117,873

Ratio of expenses to average net assets	0.51	%(d)	0.51%	0.51%	0.51%	0.51%	0.51%
Ratio of net investment income to average net assets	4.42	%(d)	4.52%	4.24%	3.40%	2.03%	1.83%
Portfolio turnover rate(e)	3%		28%	17%	54%	50%	45%

(a)	Prior to March 31, 2026, the ALPS Dynamic Core Income ETF was known as the RiverFront Dynamic Core Income ETF.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

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ALPS Dynamic US Dividend Advantage ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)(a)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$63.23		$58.19	$45.68	$44.76	$44.92	$37.03

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.76		1.35	1.41	1.25	1.46	0.62
Net realized and unrealized gain/(loss)	6.75		4.81	12.50	0.89	(0.21)	7.90
Total from investment operations	7.51		6.16	13.91	2.14	1.25	8.52

DISTRIBUTIONS:
From net investment income	(0.76)		(1.12)	(1.40)	(1.22)	(1.41)	(0.63)
Total distributions	(0.76)		(1.12)	(1.40)	(1.22)	(1.41)	(0.63)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	6.75		5.04	12.51	0.92	(0.16)	7.89
NET ASSET VALUE, END OF PERIOD	$69.98		$63.23	$58.19	$45.68	$44.76	$44.92

TOTAL RETURN(c)	11.98%		10.81%	30.90%	4.96%	2.86%	23.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$87,476		$85,359	$78,556	$73,081	$92,881	$132,524

Ratio of expenses to average net assets	0.52	%(d)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of net investment income to average net assets	2.34	%(d)	2.35%	2.75%	2.84%	3.23%	1.47%
Portfolio turnover rate(e)	59%		1%	28%	50%	104%	0

(a)	Prior to March 31, 2026, the ALPS Dynamic US Dividend Advantage ETF was known as the RiverFront Dynamic US Dividend Advantage ETF.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

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ALPS Strategic Income Fund

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)(a)		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$23.28		$23.14	$22.53	$22.65	$24.53	$24.79

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.54		1.10	1.01	0.78	0.55	0.55
Net realized and unrealized gain/(loss)	(0.37)		0.15	0.63	(0.12)	(1.82)	(0.18)
Total from investment operations	0.17		1.25	1.64	0.66	(1.27)	0.37

DISTRIBUTIONS:
From net investment income	(0.54)		(1.11)	(1.03)	(0.78)	(0.61)	(0.63)
Total distributions	(0.54)		(1.11)	(1.03)	(0.78)	(0.61)	(0.63)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.37)		0.14	0.61	(0.12)	(1.88)	(0.26)
NET ASSET VALUE, END OF PERIOD	$22.91		$23.28	$23.14	$22.53	$22.65	$24.53

TOTAL RETURN(c)	0.76%		5.56%	7.42%	2.98%	(5.20)%	1.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$63,566		$78,002	$80,404	$111,513	$104,759	$142,893

Ratio of expenses to average net assets	0.46	%(d)(e)	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	4.72	%(d)	4.80%	4.41%	3.47%	2.35%	2.23%
Portfolio turnover rate(f)	11%		18%	42%	52%	24%	50%

(a)	Prior to May 21, 2026, the ALPS Strategic Income Fund was known as the RiverFront Strategic Income Fund.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized
(e)	Effective May 21, 2026, the net investment adviser fee changed from 0.46% to 0.45%.
(f)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

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ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2026, the Trust consisted of twenty-five separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to ALPS Dynamic Core Income ETF, ALPS Dynamic US Dividend Advantage ETF, and ALPS Strategic Income Fund (each a “Fund” and collectively, the “Funds”), which were known as the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, and the RiverFront Strategic Income Fund, respectively, prior to their name changes.

The investment objective of the ALPS Dynamic Core Income ETF is to seek total return, with an emphasis on income as the source of that total return. The investment objective of the ALPS Dynamic US Dividend Advantage ETF is to seek to provide capital appreciation and dividend income. The investment objective of the ALPS Strategic Income Fund is to seek total return, with an emphasis on income as the source of that total return. Each Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities and/or cash. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. The Funds’ Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

Corporate bonds and United States government bonds are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

17 | alpsfunds.com

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The ALPS Dynamic Core Income ETF and the ALPS Strategic Income Fund may invest a significant portion of their assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
18 | alpsfunds.com

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2026:

ALPS Dynamic Core Income ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$10,803,282	$–	$10,803,282
Government Bonds*	–	4,448,643	–	4,448,643
Short Term Investments	237,024	–	–	237,024
Total	$237,024	$15,251,925	$–	$15,488,949

ALPS Dynamic US Dividend Advantage ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$86,856,065	$–	$–	$86,856,065
Short Term Investments	1,738,652	–	–	1,738,652
Total	$88,594,717	$–	$–	$88,594,717

ALPS Strategic Income Fund

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$42,229,368	$–	$42,229,368
Government Bonds*	–	19,509,024	–	19,509,024
Short Term Investments	2,251,628	–	–	2,251,628
Total	$2,251,628	$61,738,392	$–	$63,990,020

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2026.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2026.

The tax character of the distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2025
ALPS Dynamic Core Income ETF	$910,938	$—	$—
ALPS Dynamic US Dividend Advantage ETF	1,533,716	—	—
ALPS Strategic Income Fund	4,228,436	—	—

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2025, the following amounts are available as carry forwards to the next tax year:

19 | alpsfunds.com

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

Fund	Short-Term	Long-Term
ALPS Dynamic Core Income ETF	$2,106,622	$1,453,721
ALPS Dynamic US Dividend Advantage ETF	4,248,805	—
ALPS Strategic Income Fund	8,084,409	7,372,293

As of May 31, 2026, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS Dynamic Core Income ETF	$181,132	$(406,461)	$(225,329)	$15,714,278
ALPS Dynamic US Dividend Advantage ETF	11,427,611	(2,310,971)	9,116,640	79,478,077
ALPS Strategic Income Fund	475,196	(1,815,362)	(1,340,166)	65,330,186

The difference between book-basis and tax-basis is primarily due to the difference between premium amortization due to Accounting Standards Update 2017-08, and the tax deferral of wash sale losses. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2026.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2026, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files US federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The ALPS Dynamic US Dividend Advantage ETF has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

20 | alpsfunds.com

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of May 31, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Dynamic US Dividend Advantage ETF	$5,597,231	$1,249,197	$4,524,021	$5,773,218

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received. As of November 30, 2025, ALPS Dynamic Core Income ETF and ALPS Strategic Income Fund did not have any securities on loan.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2026:

ALPS Dynamic US Dividend Advantage ETF	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,249,197	$—	$—	$—	$1,249,197
Total Borrowings					1,249,197
Gross amount of recognized liabilities for securities lending (collateral received)					$1,249,197

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below:

Fund	Advisory Fee
ALPS Dynamic Core Income ETF	0.51%(a)
ALPS Dynamic US Dividend Advantage ETF	0.52%(b)
ALPS Strategic Income Fund	0.45%(c)

(a)	The unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 0.51% for average net assets up to $600 million, (ii) 0.48% for average net assets equal to or greater than $600 million.
(b)	The unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 0.52% for average net assets up to $600 million, (ii) 0.49% for average net assets equal to or greater than $600 million.
(c)	Effective May 21, 2026, the investment adviser fee changed from 0.11% to 0.45%.

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

21 | alpsfunds.com

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

Prior to March 31, 2026, RiverFront Investment Group, LLC (the “Sub-Adviser”) served as the ALPS Dynamic Core Income ETF and the ALPS Dynamic US Dividend Advantage ETF sub-adviser pursuant to a sub-advisory agreement with the Trust (the “Sub-Advisory Agreement”). Prior to May 21, 2026, the Sub-Adviser served as the ALPS Strategic Income Fund’s sub-adviser pursuant to a sub-advisory agreement with the Trust. Pursuant to the Sub-Advisory Agreement, the Adviser paid the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provided besides ALPS Strategic Income Fund, in which the Fund directly paid the Sub-Adviser. The fee was payable on a monthly basis at the annual rate of the relevant Fund’s average daily net assets as set out below:

Fund	Sub-Advisory Fee
ALPS Dynamic Core Income ETF	0.35%
ALPS Dynamic US Dividend Advantage ETF	0.35%
ALPS Strategic Income Fund	0.35%

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions, US Government securities and short-term investments, were as follows:

Fund	Purchases	Sales
ALPS Dynamic Core Income ETF	$358,575	$452,230
ALPS Dynamic US Dividend Advantage ETF	50,742,803	48,482,764
ALPS Strategic Income Fund	5,356,166	7,114,500

For the six months ended May 31, 2026, the purchases and sales of US Government Obligations were as follows:

Fund	Purchases	Sales
ALPS Dynamic Core Income ETF	$459,664	$—
ALPS Strategic Income Fund	3,523,977	—

For the six months ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Dynamic Core Income ETF	$—	$1,655,421
ALPS Dynamic US Dividend Advantage ETF	44,270,843	51,879,878
ALPS Strategic Income Fund	2,215,296	15,505,174

For the six months ended May 31, 2026, the in-kind net realized gain/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Dynamic Core Income ETF	$2,124
ALPS Dynamic US Dividend Advantage ETF	21,155,375
ALPS Strategic Income Fund	(52,574)

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

22 | alpsfunds.com

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from each Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments), defaults and shutdowns, bank failures, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, technological developments (including those related to artificial intelligence) or failures (for example, widespread system outages or disruptions or faulty updates to software applications) and other similar events and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Funds to lose value. Securities in the Funds’ portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, bank failures, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, recessions, supply chain disruptions and related geopolitical events.

7. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

8. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

23 | alpsfunds.com

ALPS ETF Trust

Additional Information	May 31, 2026 (Unaudited)

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	Qualified Dividend Income	Dividend Received Deduction	199A Dividends
ALPS Dynamic Core Income ETF	0.00%	0.00%	0.00%
ALPS Dynamic US Dividend Advantage ETF	87.34%	82.14%	6.49%
ALPS Strategic Income Fund	0.00%	0.00%	0.00%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

24 | alpsfunds.com

ALPS ETF Trust

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

25 | alpsfunds.com

ALPS ETF Trust

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

A Special Meeting of Shareholders of the ALPS Strategic Income Fund (the “Fund”) was held on May 20, 2026. At the meeting, the following matters were voted on by the Shareholders. The results of the Special Meeting of Shareholders are noted below:

Proposal 1: To approve an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Fund, and ALPS Advisors, Inc., the Fund’s investment adviser, to increase the advisory fee rate paid to ALPS Advisors, Inc. by the Fund, which will lower the Fund’s aggregate advisory fee rate.

Shares Voted in Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved

1,182,712	296,709	Yes
26 | alpsfunds.com

ALPS ETF Trust

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Edmund J. Burke, Trustee	97,000	–	97,000
Jeremy W. Deems, Trustee	100,000	–	100,000
Rick A. Pederson, Trustee	106,000	–	106,000
Joseph F. Keenan, Trustee	92,000	–	92,000
Susan K. Wold, Trustee	92,000	–	92,000
Laton Spahr, President and Trustee*	–	–	–
Total	$487,000	$–	$487,000

*	Mr. Spahr, the President of the Trust, is deemed an “interested person” by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Funds’ unitary fee arrangements, the Funds do not pay any Trustee fees. The Trustee fees are paid by the Adviser.

27 | alpsfunds.com

ALPS ETF Trust

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2026 (Unaudited)

At its meetings held on March 11, 2026, the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), evaluated a proposal to amend (i) the Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. (the “Adviser” or “AAI”) with respect to the ALPS Strategic Income Fund (the “Fund”). In approving the amended Investment Advisory Agreement for the Fund, the Independent Trustees relied upon the advice of independent legal counsel and the Trustees on their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information previously provided and provided at this Meeting and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Investment Advisory Agreement. The Trustees considered the (i) nature, extent, and quality of services provided by the Adviser with respect to the Fund; (ii) advisory fees and other expenses paid by the Fund compared to those of similar funds managed by other investment advisers; (iii) the costs of services provided to the Fund and the profits realized by the Adviser and its affiliates from its relationship to the Fund; (iv) the extent to which economies of scale have been or would be realized if and as the assets of the Fund grow and whether fees reflect the economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

28 | alpsfunds.com

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.
ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETF.

SS&C | ALPS ADVISORS

alpsfunds.com | 1-866-759-5679

SS&C | ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Semi-Annual Report

May 31, 2026

ALPS | Smith Core Plus Bond ETF

(NYSE Arca: SMTH)

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Schedule of Investments	2
Statement of Assets and Liabilities	21
Statement of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	24
Notes to Financial Statements and Financial Highlights	25
Additional Information	30
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	31
Proxy Disclosures for Open-End Management Investment Companies	32
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	33
Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contract	34

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
BANK LOANS (0.86%)

Aerospace & Defense (0.41%)
TransDigm, Inc.
1M US SOFR + 2.50%, 02/28/2031(a)	$11,145,647	$11,186,886

Biotechnology (0.13%)
BioMarin Pharmaceutical, Inc.
3M SOFR + 1.75%, 04/27/2033(a)	3,521,000	3,529,803

Casinos & Gaming (0.22%)
Caesars Entertainment, Inc.
1M SOFR + 2.25%, 02/06/2031(a)	6,327,905	6,134,113

Pharmaceuticals (0.10%)
Amneal Pharmaceuticals LLC
1M SOFR + 3.00%, 08/02/2032(a)	2,697,544	2,714,822

TOTAL BANK LOANS
(Cost $23,732,817)		23,565,624

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%)

Fannie Mae
Series 2000-34, Class TZ,
8.500%, 10/25/2030	70,504	73,432
Series 2000-40, Class FA,
30D US SOFR + 0.614%, 07/25/2030(a)	23,481	23,477
Series 2001-51, Class PZ,
6.500%, 10/25/2031	76,621	79,114
Series 2002-60, Class FV,
30D US SOFR + 1.114%, 04/25/2032(a)	5,178	5,230
Series 2002-90, Class A1,
6.500%, 06/25/2042	158,925	159,953
Series 2003-119, Class ZP,
4.000%, 12/25/2033	29,093	28,161
Series 2003-18, Class A1,
6.500%, 12/25/2042	32,764	33,470
Series 2003-30, Class JQ,
5.500%, 04/25/2033	1,586	1,606
Series 2003-47, Class PE,
5.750%, 06/25/2033	23,350	24,033
Series 2004-52, Class ZX,
7.000%, 07/25/2034	228,569	237,683
Series 2004-90, Class AZ,
6.000%, 12/25/2034	346,403	357,947
Series 2004-92, Class TB,
5.500%, 12/25/2034	6,262	6,391

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%) (continued)
Series 2005-105, Class Z,
6.000%, 12/25/2035	$458,716	$479,685
Series 2005-122, Class PY,
6.000%, 01/25/2036	18,131	18,719
Series 2005-27, Class GH,
5.500%, 04/25/2035	90,702	92,557
Series 2005-3, Class CH,
5.250%, 02/25/2035	3,431	3,472
Series 2005-48, Class TD,
5.500%, 06/25/2035	53,920	54,964
Series 2005-75, Class ZP,
5.750%, 09/25/2035	144,691	149,177
Series 2005-99, Class AC,
5.500%, 12/25/2035	38,000	37,986
Series 2006-125, Class KY,
5.500%, 01/25/2037	77,111	76,976
Series 2006-78, Class BZ,
6.500%, 08/25/2036	286,299	301,101
Series 2007-36, Class PH,
5.500%, 04/25/2037	88,431	90,291
Series 2007-55, Class PH,
6.000%, 06/25/2047	29,099	30,473
Series 2007-77, Class HN,
6.000%, 08/25/2037	337,874	351,276
Series 2008-24, Class WD,
5.500%, 02/25/2038	96,975	96,785
Series 2008-6, Class A,
5.000%, 02/25/2038	159,325	157,687
Series 2009-106, Class DZ,
4.500%, 01/25/2040	52,828	51,851
Series 2009-106, Class LK,
5.500%, 08/25/2037	488,839	491,716
Series 2009-77, Class NX,
5.500%, 10/25/2039	543,478	560,991
Series 2010-123, Class BP,
4.500%, 11/25/2040	74,835	74,617
Series 2010-141, Class AL,
4.000%, 12/25/2040	14,660	14,238
Series 2010-2, Class GZ,
5.000%, 01/25/2040	128,769	126,928
Series 2010-41, Class NB,
5.000%, 05/25/2040	59,697	60,579
Series 2010-85, Class NJ,
4.500%, 08/25/2040	310,293	305,794
Series 2010-9, Class ME,
5.000%, 02/25/2040	35,005	35,171
Series 2011-110, Class ED,
2.500%, 04/25/2041	51,823	51,045
Series 2011-121, Class JP,
4.500%, 12/25/2041	12,186	11,914
Series 2011-145, Class JA,
4.500%, 12/25/2041	3,143	3,120
Series 2011-148, Class P,
4.000%, 09/25/2041	102,907	101,808

See Notes to Financial Statements and Financial Highlights.

2 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%) (continued)
Series 2011-29, Class JC,
4.000%, 03/25/2041	$107,842	$104,447
Series 2011-74, Class UB,
4.000%, 07/25/2040	96,679	89,546
Series 2012-103, Class PY,
3.000%, 09/25/2042	8,000	6,979
Series 2012-108, Class PL,
3.000%, 10/25/2042	193,144	173,733
Series 2012-111, Class B,
7.000%, 10/25/2042	166,852	177,887
Series 2012-111, Class PB,
1.750%, 06/25/2042	100,967	92,914
Series 2012-112, Class DA,
3.000%, 10/25/2042	160,738	146,613
Series 2012-120, Class QC,
2.500%, 11/25/2042	151,000	107,876
Series 2012-128, Class JE,
2.000%, 09/25/2042	116,667	105,992
Series 2012-128, Class NP,
2.500%, 11/25/2042	78,164	52,936
Series 2012-129, Class HT,
2.000%, 12/25/2032	372,368	336,831
Series 2012-133, Class KA,
2.500%, 07/25/2042	129,259	115,868
Series 2012-136, Class PL,
3.500%, 12/25/2042	418,000	395,577
Series 2012-137, Class CZ,
4.000%, 12/25/2042	166,941	159,084
Series 2012-139, Class GB,
2.500%, 12/25/2042	102,000	70,616
Series 2012-152, Class PB,
3.500%, 01/25/2043	12,933	12,482
Series 2012-154, Class PW,
3.000%, 10/25/2042	252,593	214,265
Series 2012-16, Class K,
4.000%, 10/25/2041	65,552	64,974
Series 2012-17, Class JA,
3.500%, 12/25/2041	71,183	67,240
Series 2012-19, Class CB,
3.500%, 03/25/2042	246,645	232,899
Series 2012-26, Class MA,
3.500%, 03/25/2042	39,012	36,641
Series 2012-28, Class PT,
4.000%, 03/25/2042	243,260	236,638
Series 2012-29, Class NM,
3.500%, 04/25/2042	50,000	45,319
Series 2012-30, Class DZ,
4.000%, 04/25/2042	169,167	162,027
Series 2012-35, Class EP,
2.000%, 11/25/2040	29,977	29,665
Series 2012-36, Class MB,
2.000%, 08/25/2041	208,225	205,638
Series 2012-37, Class CA,
2.000%, 01/25/2040	48,172	47,650

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%) (continued)
Series 2012-38, Class MC,
3.000%, 04/25/2042	$80,000	$67,811
Series 2012-39, Class NB,
4.000%, 04/25/2042	32,000	29,772
Series 2012-47, Class HF,
30D US SOFR + 0.514%, 05/25/2027(a)	492	492
Series 2012-51, Class HJ,
3.500%, 05/25/2042	62,156	54,224
Series 2012-56, Class WB,
3.500%, 05/25/2042	183,793	175,647
Series 2012-58, Class KB,
3.500%, 06/25/2042	190,360	179,723
Series 2012-75, Class KE,
4.000%, 07/25/2042	200,000	189,678
Series 2012-83, Class AC,
3.000%, 08/25/2042	85,000	76,583
Series 2012-90, Class PB,
2.500%, 01/25/2042	54,909	52,979
Series 2012-93, Class TL,
3.000%, 09/25/2042	190,000	162,554
Series 2013-10, Class GD,
2.000%, 02/25/2033	109,733	102,689
Series 2013-119, Class NU,
1.750%, 05/25/2043	133,679	130,875
Series 2013-123, Class AG,
2.500%, 02/25/2033	198,176	197,023
Series 2013-14, Class PC,
1.250%, 03/25/2043	200,485	169,462
Series 2013-18, Class NG,
2.000%, 12/25/2042	43,404	38,692
Series 2013-20, Class CA,
2.500%, 01/25/2043	35,736	31,862
Series 2013-29, Class JE,
1.250%, 04/25/2043	23,296	19,095
Series 2013-35, Class KL,
2.000%, 04/25/2033	72,225	67,589
Series 2013-37, Class PK,
3.500%, 04/25/2043	300,000	277,373
Series 2013-41, Class JL,
1.500%, 04/25/2038	142,660	131,164
Series 2013-44, Class Z,
3.000%, 05/25/2043	740,658	573,607
Series 2013-67, Class KZ,
2.500%, 04/25/2043	149,885	130,136
Series 2013-67, Class PK,
3.000%, 05/25/2042	153,455	151,057
Series 2013-7, Class PZ,
2.000%, 02/25/2043	195,797	118,983
Series 2013-75, Class FC,
30D US SOFR + 0.364%, 07/25/2042(a)	64,932	64,792
Series 2013-86, Class CY,
4.500%, 08/25/2043	1,320,900	1,238,809

See Notes to Financial Statements and Financial Highlights.

3 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%) (continued)
Series 2013-86, Class LG,
3.500%, 08/25/2043	$230,000	$196,593
Series 2013-86, Class Z,
3.000%, 08/25/2043	182,296	137,587
Series 2013-9, Class BC,
6.500%, 07/25/2042	125,271	131,429
Series 2014-14, Class PA,
3.500%, 02/25/2044	78,455	76,534
Series 2014-8, Class Z,
3.000%, 03/25/2034	105,812	101,965
Series 2015-27, Class ME,
3.500%, 10/25/2044	30,000	28,451
Series 2015-47, Class AY,
3.000%, 07/25/2045	72,686	64,128
Series 2015-58, Class ZL,
3.000%, 08/25/2045	269,434	233,556
Series 2015-59, Class LP,
3.500%, 08/25/2045	127,000	104,212
Series 2015-65, Class LD,
3.500%, 01/25/2036	124,000	118,833
Series 2015-66, Class KC,
2.000%, 09/25/2045	369,580	309,769
Series 2015-75, Class LB,
3.000%, 10/25/2045	103,071	77,441
Series 2016-26, Class PA,
3.000%, 10/25/2045	98,158	91,467
Series 2016-28, Class TA,
3.250%, 07/25/2043	494,202	380,948
Series 2016-37, Class BK,
3.000%, 06/25/2046	46,205	44,315
Series 2016-42, Class DA,
3.000%, 07/25/2045	88,466	84,311
Series 2016-6, Class PA,
3.000%, 11/25/2044	85,899	82,916
Series 2016-79, Class JC,
2.500%, 11/25/2046	340,168	275,929
Series 2016-8, Class CB,
3.500%, 03/25/2046	42,072	39,453
Series 2017-10, Class FA,
30D US SOFR + 0.514%, 03/25/2047(a)	21,173	20,981
Series 2017-15, Class PE,
3.500%, 04/25/2046	38,185	36,678
Series 2017-25, Class QH,
3.000%, 04/25/2047	238,497	209,997
Series 2017-38, Class JA,
3.000%, 03/25/2047	56,368	50,819
Series 2017-38, Class JG,
2.500%, 03/25/2047	316,084	277,706
Series 2017-98, Class JC,
2.500%, 11/25/2047	119,007	104,702
Series 2018-15, Class KG,
2.500%, 01/25/2048	76,115	64,974

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%) (continued)
Series 2018-2, Class BA,
3.000%, 02/25/2045	$49,559	$49,047
Series 2018-2, Class HD,
3.000%, 02/25/2047	32,130	31,541
Series 2018-25, Class AL,
3.500%, 04/25/2048	98,000	88,485
Series 2018-28, Class CA,
3.000%, 05/25/2048	81,303	71,914
Series 2018-35, Class LB,
3.500%, 05/25/2048	106,000	95,133
Series 2018-50, Class DY,
3.000%, 10/25/2047	80,330	73,598
Series 2018-6, Class PA,
3.000%, 02/25/2048	54,374	48,475
Series 2018-8, Class KL,
2.500%, 03/25/2047	73,848	67,019
Series 2018-83, Class LH,
4.000%, 11/25/2048	36,967	34,753
Series 2018-94, Class KD,
3.500%, 12/25/2048	121,724	110,097
Series 2019-12, Class HA,
3.500%, 11/25/2057	45,487	43,554
Series 2019-36, Class NJ,
3.000%, 07/25/2049	100,000	83,982
Series 2019-45, Class PT,
3.000%, 08/25/2049	42,888	38,750
Series 2019-74, Class GL,
3.500%, 12/25/2049	174,253	122,600
Series 2019-81, Class ML,
2.500%, 01/25/2050	119,847	77,809
Series 2020-10, Class DA,
3.500%, 03/25/2060	258,603	231,101
Series 2020-38, Class LC,
1.500%, 06/25/2040	80,010	73,880
Series 2021-59, Class H,
2.000%, 06/25/2048	45,496	37,987
Series 2021-6, Class KU,
1.500%, 02/25/2051	191,229	109,667
Series 2021-66, Class HU,
1.500%, 10/25/2051	366,995	174,885
Series 2021-72, Class NA,
1.500%, 10/25/2051	98,024	50,685
Series 2021-87, Class QB,
2.000%, 12/25/2051	46,229	27,185
Series 2021-94, Class PU,
2.000%, 01/25/2052	39,318	24,802
Series 2022-90, Class AY,
4.500%, 12/25/2041	405,000	399,773
Series 2023-12, Class GB,
6.000%, 06/25/2045	10,424,163	10,552,779
Series 2023-42, Class B,
6.000%, 07/25/2045	5,758,298	5,832,577

See Notes to Financial Statements and Financial Highlights.

4 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%) (continued)
Series 2024-39, Class AZ,
3.000%, 11/25/2047	$138,028	$111,509
		34,795,707
Freddie Mac
Series 1998-2034, Class Z,
6.500%, 02/15/2028	1,976	1,998
Series 1998-2045, Class PD,
6.750%, 04/15/2028	26,315	26,480
Series 1998-2098, Class ZB,
6.000%, 11/15/2028	195,730	197,906
Series 1998-2104, Class QH,
6.500%, 12/15/2028	82,889	84,445
Series 2002-2412, Class OF,
30D US SOFR + 1.064%, 12/15/2031(a)	42,905	43,279
Series 2002-2422, Class TA,
6.500%, 02/15/2032	187,717	194,890
Series 2002-2455, Class GK,
6.500%, 05/15/2032	12,149	12,618
Series 2002-2489, Class PE,
6.000%, 08/15/2032	215,776	222,021
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	1,742	1,705
Series 2002-2513, Class AF,
30D US SOFR + 1.114%, 02/15/2032(a)	13,198	13,328
Series 2003-2554, Class MN,
5.500%, 01/15/2033	3,597	3,637
Series 2003-2624, Class QH,
5.000%, 06/15/2033	13,075	13,228
Series 2003-2646, Class ZN,
5.000%, 07/15/2033	156,228	155,392
Series 2003-2673, Class PE,
5.500%, 09/15/2033	108,721	111,351
Series 2003-2725, Class TA,
4.500%, 12/15/2033	24,483	24,350
Series 2004-2768, Class PW,
4.250%, 03/15/2034	6,571	6,485
Series 2005-2944, Class OH,
5.500%, 03/15/2035	41,722	43,119
Series 2005-2973, Class GE,
5.500%, 05/15/2035	199,838	204,280
Series 2005-2978, Class CN,
5.500%, 05/15/2035	106,445	110,062
Series 2005-3033, Class WY,
5.500%, 09/15/2035	75,444	77,303
Series 2005-3034, Class ZM,
6.000%, 09/15/2035	431,586	448,211
Series 2006-3108, Class PZ,
6.000%, 02/15/2036	209,476	219,130
Series 2006-3137, Class XP,
6.000%, 04/15/2036	2,493	2,590
Series 2007-3259, Class ZL,
4.500%, 01/15/2037	410,961	407,744

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%) (continued)
Series 2007-3271, Class PC,
6.000%, 02/15/2037	$744,501	$773,841
Series 2007-3388, Class DZ,
5.500%, 11/15/2037	164,573	164,580
Series 2008-3472, Class CZ,
6.000%, 08/15/2036	1,174,612	1,219,594
Series 2008-3485, Class MA,
5.500%, 07/15/2036	28,266	28,877
Series 2009-3515, Class LE,
3.116%, 05/15/2037(a)(b)	160,313	166,561
Series 2009-3533, Class CB,
4.500%, 05/15/2029	28,371	28,253
Series 2009-3575, Class D,
4.500%, 03/15/2037	142,705	141,859
Series 2009-3587, Class DA,
4.500%, 10/15/2039	52,348	52,203
Series 2010-3626, Class ME,
5.000%, 01/15/2040	26,678	26,866
Series 2010-3638, Class DB,
5.000%, 02/15/2040	75,000	76,060
Series 2010-3645, Class WD,
4.500%, 02/15/2040	15,000	14,715
Series 2010-3662, Class QB,
5.000%, 03/15/2038	97,400	98,325
Series 2010-3674, Class QN,
5.750%, 05/15/2036	363,142	349,780
Series 2010-3681, Class MT,
4.564%, 02/15/2038(a)(b)	73,472	68,051
Series 2010-3704, Class CT,
7.000%, 12/15/2036	457,815	483,489
Series 2010-3764, Class QY,
4.000%, 11/15/2030	778,385	763,690
Series 2010-3772, Class NE,
4.500%, 12/15/2040	172,000	157,785
Series 2011-3924, Class LC,
4.000%, 09/15/2041	94,471	90,784
Series 2011-3943, Class LA,
3.000%, 10/15/2026	11,957	11,914
Series 2011-3954, Class PG,
2.500%, 07/15/2041	31,323	30,035
Series 2011-3957, Class BZ,
4.000%, 11/15/2041	160,189	153,440
Series 2011-3957, Class HZ,
4.000%, 11/15/2041	288,544	270,898
Series 2011-3966, Class NA,
4.000%, 12/15/2041	111,516	108,382
Series 2011-3968, Class G,
3.000%, 12/15/2026	18,591	18,532
Series 2012-3985, Class B,
2.367%, 01/15/2042	123,083	111,074
Series 2012-3990, Class GY,
3.500%, 01/15/2042	140,000	122,823
Series 2012-3992, Class HZ,
4.000%, 01/15/2042	457,284	436,805

See Notes to Financial Statements and Financial Highlights.

5 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%) (continued)
Series 2012-3994, Class HJ,
2.000%, 06/15/2041	$192,892	$187,680
Series 2012-3997, Class EC,
3.500%, 02/15/2042	62,765	54,542
Series 2012-4029, Class NE,
2.500%, 03/15/2041	79,276	78,058
Series 2012-4039, Class LT,
3.500%, 05/15/2042	40,000	34,816
Series 2012-4050, Class ND,
2.500%, 09/15/2041	197	197
Series 2012-4068, Class PE,
3.000%, 06/15/2042	8,501	7,801
Series 2012-4075, Class PB,
3.000%, 07/15/2042	21,791	20,021
Series 2012-4077, Class BE,
4.000%, 07/15/2042	15,000	13,969
Series 2012-4093, Class PA,
3.000%, 08/15/2042	57,317	51,928
Series 2012-4096, Class BY,
2.000%, 08/15/2042	190,000	157,371
Series 2012-4101, Class QN,
3.500%, 09/15/2042	4,988	4,507
Series 2012-4112, Class CP,
2.000%, 01/15/2042	154,526	150,455
Series 2012-4116, Class UC,
2.500%, 10/15/2042	40,000	29,492
Series 2012-4117, Class EB,
3.500%, 10/15/2042	83,000	70,545
Series 2012-4118, Class PB,
2.500%, 10/15/2042	146,513	127,106
Series 2012-4125, Class KP,
2.500%, 05/15/2041	56,685	55,263
Series 2012-4135, Class AU,
2.000%, 11/15/2042	168,055	121,339
Series 2012-4138, Class HA,
1.250%, 12/15/2027	34,732	34,318
Series 2012-4140, Class BW,
2.500%, 12/15/2042	150,000	112,118
Series 2012-4147, Class LW,
2.000%, 12/15/2032	185,625	172,297
Series 2013-4160, Class HB,
2.500%, 12/15/2032	8,809	8,348
Series 2013-4161, Class BA,
2.500%, 12/15/2041	27,370	26,983
Series 2013-4161, Class LT,
2.500%, 08/15/2042	7,337	6,828
Series 2013-4161, Class ZW,
2.500%, 02/15/2033	172,117	147,567
Series 2013-4163, Class YL,
2.500%, 02/15/2043	1,595,600	1,307,360
Series 2013-4171, Class MN,
3.000%, 02/15/2043	46,000	34,863
Series 2013-4176, Class YD,
3.000%, 03/15/2043	66,000	55,792

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%) (continued)
Series 2013-4193, Class PK,
3.000%, 04/15/2043	$68,170	$65,332
Series 2013-4224, Class PA,
3.000%, 12/15/2042	232,149	227,635
Series 2013-4229, Class ZA,
4.000%, 07/15/2043	107,950	103,122
Series 2013-4247, Class AK,
4.500%, 12/15/2042	23,865	23,844
Series 2014-4315, Class UZ,
3.000%, 03/15/2044	957,289	870,150
Series 2014-4330, Class PE,
3.000%, 11/15/2043	137,852	134,033
Series 2014-4383, Class WT,
3.147%, 09/15/2029(a)	96,545	95,380
Series 2015-4447, Class PA,
3.000%, 12/15/2044	144,447	137,329
Series 2015-4472, Class MA,
3.000%, 05/15/2045	98,439	92,957
Series 2015-4491, Class CD,
2.500%, 03/15/2040	238,331	205,734
Series 2016-4613, Class AF,
30D US SOFR + 1.21%, 11/15/2037(a)	239,300	239,616
Series 2016-4614, Class PB,
3.000%, 01/15/2046	110,876	102,887
Series 2016-4616, Class HP,
3.000%, 09/15/2046	66,205	59,740
Series 2016-4619, Class GP,
3.000%, 10/15/2046	351,294	303,226
Series 2016-4619, Class MC,
2.500%, 05/15/2043	72,789	71,546
Series 2016-4621, Class DA,
3.000%, 12/15/2045	98,741	92,921
Series 2016-4624, Class BA,
2.000%, 04/15/2036	162,783	149,373
Series 2017-4670, Class TY,
3.000%, 03/15/2047	222,000	180,096
Series 2017-4734, Class WA,
5.708%, 01/15/2041(a)	190,362	195,922
Series 2018-4760, Class P,
3.000%, 02/15/2044	79,879	79,384
Series 2018-4792, Class BD,
3.500%, 02/15/2048	85,809	80,434
Series 2018-4813, Class CJ,
3.000%, 08/15/2048	167,532	146,360
Series 2018-4819, Class CB,
4.000%, 08/15/2048	780,248	732,578
Series 2018-4824, Class KQ,
4.000%, 06/15/2046	40,228	40,117
Series 2018-4827, Class LA,
3.500%, 08/15/2044	37,218	37,129
Series 2018-4839, Class AE,
4.000%, 04/15/2051	103,298	100,899

See Notes to Financial Statements and Financial Highlights.

6 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%) (continued)
Series 2019-4879, Class BC,
3.000%, 04/15/2049	$122,380	$109,443
Series 2019-4888, Class NW,
3.000%, 05/15/2049	174,400	133,457
Series 2019-4911, Class HG,
2.250%, 04/15/2049	15,530	13,037
Series 2019-4919, Class JL,
2.500%, 09/25/2049	480,746	405,064
Series 2019-4926, Class BP,
3.000%, 10/25/2049	257,714	226,779
Series 2019-4932, Class CB,
3.500%, 03/25/2049	255,309	244,287
Series 2020-4961, Class JB,
2.500%, 12/15/2042	59,885	54,745
Series 2020-4988, Class AK,
1.000%, 07/25/2050	120,107	93,520
Series 2020-4989, Class FA,
30D US SOFR + 0.464%, 08/15/2040(a)	28,297	27,752
Series 2020-4989, Class FB,
30D US SOFR + 0.464%, 10/15/2040(a)	25,700	25,192
Series 2020-5002, Class TJ,
2.000%, 07/25/2050	119,135	99,862
Series 2020-5005, Class DY,
1.500%, 08/25/2050	142,756	62,076
Series 2020-5036, Class NL,
2.500%, 11/25/2050	111,000	64,965
Series 2020-5058, Class LW,
1.250%, 01/25/2051	48,315	23,162
Series 2021-5080, Class CA,
2.000%, 02/25/2051	30,270	16,709
Series 2021-5083, Class MA,
2.000%, 03/25/2051	231,266	135,656
Series 2021-5085, Class HA,
1.500%, 03/25/2051	235,174	123,191
Series 2021-5094, Class Z,
2.000%, 07/25/2050	218,977	153,318
Series 2021-5116, Class HJ,
2.000%, 06/25/2051	31,738	17,076
Series 2022-5206, Class ZY,
3.500%, 03/25/2052	156,017	119,568
Series 2022-5271, Class A,
5.500%, 10/25/2047	251,041	253,818

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%) (continued)
Series 2024-5407, Class LB,
6.000%, 05/25/2054	$9,033,173	$9,208,230
		27,844,983
Freddie Mac Strips
Series 2016-349, Class 300,
3.000%, 05/15/2046	88,982	83,064

Freddie Mac Structured Pass-Through Certificates
Series 2002-41, Class 3A,
4.437%, 07/25/2032(a)	11,805	10,806

Ginnie Mae
Series 2003-40, Class PZ,
5.500%, 05/16/2033	353,287	352,531
Series 2003-52, Class AP,
–%, 06/16/2033(c)	10,895	9,711
Series 2004-1, Class TE,
5.000%, 06/20/2033	32,917	32,836
Series 2004-87, Class BC,
4.500%, 10/20/2034	4,109	4,091
Series 2005-13, Class BG,
5.000%, 02/20/2035	52,836	52,921
Series 2005-20, Class GZ,
5.000%, 02/16/2035	141,458	141,121
Series 2005-51, Class DC,
5.000%, 07/20/2035	2,871	2,876
Series 2005-73, Class PH,
5.000%, 09/20/2035	96,251	96,051
Series 2006-17, Class NZ,
6.000%, 04/20/2036	206,259	207,364
Series 2006-20, Class QB,
6.000%, 04/20/2036	162,648	162,393
Series 2006-38, Class ZK,
6.500%, 08/20/2036	120,292	120,007
Series 2007-35, Class NE,
6.000%, 06/16/2037	941,954	951,068
Series 2007-57, Class Z,
5.500%, 10/20/2037	190,188	192,405
Series 2008-38, Class PL,
5.500%, 05/20/2038	13,028	13,249
Series 2008-50, Class KB,
6.000%, 06/20/2038	95,852	97,570
Series 2008-55, Class PL,
5.500%, 06/20/2038	14,469	14,439
Series 2008-60, Class JP,
5.500%, 07/20/2038	39,968	39,885
Series 2008-7, Class PB,
5.000%, 02/20/2038	127,618	127,286
Series 2008-7, Class PQ,
5.000%, 02/20/2038	4,372	4,361
Series 2009-15, Class FM,
1M CME TERM SOFR + 1.154%, 03/20/2039(a)	31,571	31,579

See Notes to Financial Statements and Financial Highlights.

7 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%) (continued)
Series 2009-45, Class ZB,
6.000%, 06/20/2039	$412,859	$428,014
Series 2009-47, Class LT,
5.000%, 06/20/2039	61,739	61,768
Series 2009-61, Class AP,
4.000%, 08/20/2039	27,860	27,228
Series 2009-94, Class FA,
1M CME TERM SOFR + 0.814%, 10/16/2039(a)	15,455	15,481
Series 2010-134, Class YL,
4.500%, 10/20/2040	47,000	45,837
Series 2010-29, Class AD,
3.500%, 10/20/2039	71,452	69,202
Series 2010-H20, Class AF,
1M CME TERM SOFR + 0.444%, 10/20/2060(a)	7,712	7,688
Series 2010-H27, Class FA,
1M CME TERM SOFR + 0.494%, 12/20/2060(a)	70,460	69,954
Series 2011-100, Class MY,
4.000%, 07/20/2041	19,738	19,227
Series 2011-141, Class GH,
3.000%, 10/16/2041	56,490	44,932
Series 2011-150, Class DW,
3.000%, 07/16/2041	136,884	122,368
Series 2011-71, Class ZC,
5.500%, 07/16/2034	34,846	34,971
Series 2011-H11, Class FB,
1M CME TERM SOFR + 0.614%, 04/20/2061(a)	12,226	12,218
Series 2012-108, Class CB,
2.500%, 09/20/2042	17,000	13,849
Series 2012-108, Class PB,
2.750%, 09/16/2042	38,000	30,321
Series 2012-116, Class BY,
3.000%, 09/16/2042	60,000	50,583
Series 2012-124, Class LD,
2.000%, 10/20/2042	130,650	100,631
Series 2012-32, Class PE,
3.500%, 03/16/2042	144,000	131,276
Series 2012-40, Class PW,
4.000%, 01/20/2042	99,825	97,291
Series 2012-61, Class MY,
3.000%, 05/16/2042	25,000	21,461
Series 2012-65, Class LM,
3.000%, 05/20/2042	125,102	115,150
Series 2012-77, Class MU,
2.500%, 06/20/2042	156,704	135,455
Series 2012-84, Class QH,
2.500%, 07/16/2042	102,713	93,211
Series 2012-97, Class BP,
2.500%, 08/20/2042	146,000	114,996
Series 2012-H14, Class FK,
1M CME TERM SOFR + 0.694%, 07/20/2062(a)	10,792	10,796

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%) (continued)
Series 2012-H20, Class PT,
4.460%, 07/20/2062(a)	$38,133	$38,344
Series 2012-H30, Class GA,
1M CME TERM SOFR + 0.464%, 12/20/2062(a)	47,613	47,280
Series 2013-117, Class ED,
4.000%, 08/20/2043	151,000	141,487
Series 2013-149, Class BP,
3.500%, 10/20/2043	104,000	85,893
Series 2013-150, Class PY,
3.500%, 10/16/2043	120,000	112,663
Series 2013-152, Class HL,
4.000%, 06/20/2043	100,000	92,156
Series 2013-22, Class GB,
2.500%, 08/20/2042	78,152	71,042
Series 2013-41, Class MY,
3.000%, 03/20/2043	16,129	14,523
Series 2013-44, Class CE,
2.500%, 03/16/2043	286,782	227,808
Series 2013-58, Class C,
2.500%, 04/20/2043	161,384	137,748
Series 2013-9, Class KY,
3.000%, 01/20/2043	25,000	22,171
Series 2013-H22, Class FB,
1M CME TERM SOFR + 0.814%, 08/20/2063(a)	67,226	67,369
Series 2014-129, Class KJ,
3.000%, 07/16/2039	100,000	94,076
Series 2014-21, Class PB,
4.000%, 02/16/2044	22,000	19,765
Series 2014-32, Class DA,
3.500%, 02/20/2044	163,826	140,220
Series 2014-72, Class ML,
3.500%, 03/20/2044	246,544	225,723
Series 2014-98, Class ZP,
3.000%, 07/16/2044	249,471	197,106
Series 2014-H19, Class HA,
3.000%, 09/20/2064	242,310	235,126
Series 2014-H25, Class FB,
1M CME TERM SOFR + 0.594%, 12/20/2064(a)	39,942	39,914
Series 2015-159, Class XO,
–%, 12/20/2043(c)	2,202,733	1,397,552
Series 2015-31, Class B,
3.000%, 02/20/2045	200,000	181,118
Series 2015-H29, Class FA,
1M CME TERM SOFR + 0.814%, 10/20/2065(a)	245	247
Series 2016-163, Class B,
3.000%, 10/20/2046	40,000	31,167
Series 2016-46, Class Z,
3.000%, 04/20/2046	33,818	21,566
Series 2016-66, Class AB,
6.422%, 08/20/2034(a)	474,301	491,014

See Notes to Financial Statements and Financial Highlights.

8 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%) (continued)
Series 2016-H08, Class FT,
1M CME TERM SOFR + 0.834%, 02/20/2066(a)	$12,738	$12,791
Series 2016-H22, Class FA,
1M CME TERM SOFR + 0.88448%, 10/20/2066(a)	129,387	130,022
Series 2016-H24, Class FG,
1M CME TERM SOFR + 0.864%, 10/20/2066(a)	114,102	114,515
Series 2017-11, Class PZ,
4.000%, 01/20/2047	290,333	228,572
Series 2017-134, Class CG,
2.500%, 09/20/2047	139,121	118,824
Series 2017-H14, Class FD,
1M CME TERM SOFR + 0.584%, 06/20/2067(a)	10,140	10,129
Series 2018-1, Class QJ,
3.000%, 01/20/2048	137,000	87,395
Series 2018-115, Class CA,
3.500%, 08/20/2048	94,261	86,706
Series 2018-14, Class P,
2.250%, 08/20/2046	548,491	489,128
Series 2018-H07, Class FE,
1M CME TERM SOFR + 0.464%, 02/20/2068(a)	2,495	2,486
Series 2019-108, Class NJ,
3.500%, 08/20/2049	105,848	94,401
Series 2019-119, Class JE,
3.000%, 09/20/2049	52,505	46,429
Series 2019-145, Class PA,
3.500%, 08/20/2049	158,204	151,725
Series 2019-153, Class JZ,
3.000%, 12/20/2049	182,928	160,947
Series 2019-158, Class LA,
3.500%, 04/20/2049	255,572	246,995
Series 2019-18, Class HD,
3.500%, 02/20/2049	120,000	107,489
Series 2019-20, Class AB,
3.250%, 02/20/2049	165,728	155,759
Series 2019-61, Class KU,
3.500%, 05/20/2049	335,121	298,826
Series 2019-85, Class KG,
3.000%, 06/20/2043	87,023	84,268
Series 2020-116, Class CA,
1.000%, 08/20/2050	330,943	149,806
Series 2020-122, Class MA,
1.000%, 08/20/2050	253,959	115,404
Series 2020-149, Class WB,
1.000%, 10/20/2050	54,095	23,474
Series 2020-15, Class JH,
2.500%, 02/20/2050	219,215	182,578
Series 2020-160, Class KU,
1.500%, 10/20/2050	249,998	125,305
Series 2020-183, Class BK,
1.250%, 12/20/2050	231,648	113,240

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%) (continued)
Series 2020-183, Class HM,
1.000%, 12/20/2050	$330,000	$177,355
Series 2020-183, Class HY,
1.000%, 12/20/2050	146,000	59,336
Series 2020-34, Class WB,
0.217%, 02/20/2050(a)	370,676	260,578
Series 2020-62, Class WD,
0.417%, 05/20/2050(a)	729,034	423,368
Series 2020-67, Class UA,
2.000%, 05/20/2050	126,605	71,177
Series 2020-98, Class CE,
3.000%, 07/20/2050	9,736	8,960
Series 2020-H04, Class FP,
1M CME TERM SOFR + 0.614%, 06/20/2069(a)	23,757	23,802
Series 2020-H13, Class FC,
1M CME TERM SOFR + 0.564%, 07/20/2070(a)	305,063	303,790
Series 2020-H20, Class FA,
1M CME TERM SOFR + 0.464%, 04/20/2070(a)	153,331	151,818
Series 2021-214, Class GX,
2.000%, 12/20/2051	240,998	146,592
Series 2021-225, Class EU,
2.000%, 12/20/2051	37,249	21,406
Series 2021-7, Class TU,
1.000%, 01/16/2051	189,999	99,040
Series 2021-76, Class ND,
1.250%, 08/20/2050	2,099	1,634
Series 2021-97, Class JT,
2.000%, 06/20/2051	108,849	55,028
Series 2021-H08, Class AF,
30D US SOFR + 0.30%, 01/20/2068(a)	421,474	420,935
Series 2021-H19, Class FM,
30D US SOFR + 0.82%, 12/20/2071(a)	172,882	173,150
Series 2022-24, Class BC,
4.000%, 02/20/2052	145,554	136,275
Series 2022-36, Class UP,
2.000%, 11/20/2051	100,000	59,935
Series 2023-113, Class JD,
6.000%, 08/20/2053	175,000	177,833
Series 2023-13, Class CA,
2.500%, 12/20/2051	872,260	759,567
Series 2023-149, Class B,
6.000%, 01/20/2050	165,739	166,312
Series 2023-170, Class HC,
6.000%, 11/20/2041	166,837	167,267
Series 2023-173, Class DX,
6.000%, 11/20/2053	780,000	794,368
Series 2023-19, Class GZ,
5.000%, 02/20/2053	612,074	545,884
Series 2023-19, Class WB,
5.631%, 11/20/2051(a)	87,528	89,250

See Notes to Financial Statements and Financial Highlights.

9 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.96%) (continued)
Series 2023-47, Class BL,
6.500%, 03/20/2053	$462,841	$474,751
Series 2023-48, Class J,
5.000%, 09/20/2048	189,389	189,153
Series 2023-81, Class AL,
4.500%, 08/20/2040	275,000	262,930
Series 2024-20, Class PL,
7.500%, 02/20/2054	237,000	262,661
Series 2024-22, Class EL,
3.000%, 02/20/2054	120,000	89,143
Series 2024-57, Class JL,
1.000%, 05/20/2051	105,000	54,927
Series 2024-77, Class PA,
7.500%, 11/20/2052	62,197	63,933
Series 2024-97, Class PA,
7.500%, 02/20/2054	94,107	95,356
		18,785,458

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $80,635,880)		81,520,018

Security Description	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.33%)

Fannie Mae-Aces
Series 2016-M11, Class AL,
2.944%, 07/25/2039	81,330	73,805
Series 2018-M15, Class 1A2,
3.700%, 01/25/2036	400,000	377,450
Series 2019-M16, Class X,
1.155%, 07/25/2031(a)	4,543,218	139,005
Series 2019-M23, Class X3,
0.324%, 10/25/2031(a)(b)	36,612,700	529,497
Series 2019-M26, Class X1,
0.603%, 03/25/2030(a)(b)	9,762,055	133,273
Series 2019-M32, Class X2,
1.121%, 10/25/2029(a)(b)	4,029,674	105,801
Series 2020-M10, Class X2,
1.716%, 12/25/2030(a)(b)	9,529,969	482,411
Series 2020-M12, Class IO,
1.282%, 07/25/2029(a)(b)	2,305,583	62,474
Series 2020-M13, Class X1,
1.130%, 06/25/2031(a)(b)	4,233,876	119,533
Series 2020-M15, Class X1,
1.448%, 09/25/2031(a)(b)	6,298,911	338,532
Series 2020-M19, Class X2,
0.240%, 12/25/2032(a)(b)	21,089,910	266,201
Series 2020-M30, Class X,
0.899%, 07/25/2031(a)(b)	5,602,324	174,367
Series 2021-M21, Class X,
0.643%, 03/25/2028(a)(b)	33,561,980	160,527
Series 2021-M3, Class X1,
1.830%, 11/25/2033(a)	2,694,923	149,709

Security Description	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.33%) (continued)
Series 2021-M8, Class X,
0.215%, 11/25/2035(a)	$9,198,759	$121,633
		3,234,218
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3,
1.956%, 09/25/2046	1,400,000	1,089,353

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2017-KW03, Class X1,
0.762%, 06/25/2027(a)(b)	34,342,422	164,799
Series 2017-Q006, Class A2,
3.157%, 04/25/2028(a)	1,994,321	1,932,532
Series 2018-Q007, Class APT2,
5.728%, 10/25/2047(a)	582,443	582,188
Series 2019-K094, Class X1,
0.872%, 06/25/2029(a)(b)	1,925,643	44,760
Series 2019-Q010, Class APT3,
3.908%, 02/25/2027(a)	664,303	659,532
Series 2020-KG04, Class X1,
0.837%, 11/25/2030(a)	4,867,795	146,612
Series 2020-Q014, Class X,
2.734%, 10/25/2055(a)	4,134,773	575,978
Series 2023-KJ45, Class A2,
4.660%, 01/25/2031	600,000	602,427
		4,708,828

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $9,069,235)		9,032,399

Security Description	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (8.39%)

Fannie Mae Pool
Series 2004-,
6.000%, 08/01/2034	21,003	21,611
Series 2006-,
5.500%, 01/01/2037	159,171	160,526
Series 2007-,
5.500%, 08/01/2037	341,753	342,655
Series 2007-943003,
5.500%, 08/01/2047	30,027	30,411
Series 2008-,
6.340%, 08/01/2038	1,152,037	1,149,052
Series 2009-,
5.000%, 12/01/2039	334,670	331,528
5.450%, 11/01/2037	130,848	129,854
5.500%, 02/01/2037	236,098	238,657
Series 2010-,
6.500%, 08/01/2028	488,973	487,741
Series 2012-AM1671,
2.100%, 12/01/2027	66,016	65,014

See Notes to Financial Statements and Financial Highlights.

10 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (8.39%) (continued)
Series 2013-,
2.500%, 03/01/2033	$240,641	$227,700
3.000%, 01/01/2043	332,165	303,148
3.500%, 07/01/2043	350,257	327,957
Series 2015-,
2.830%, 04/01/2030	215,856	204,381
3.410%, 01/01/2032	139,518	132,813
3.500%, 06/01/2030	139,972	137,362
3.600%, 02/01/2040	552,797	517,809
5.530%, 03/01/2038	469,186	480,284
Series 2016-,
3.100%, 03/01/2033	183,777	170,220
4.500%, 01/01/2039	166,407	165,059
Series 2017-,
2.000%, 07/01/2032	150,617	141,513
2.500%, 01/01/2047	147,233	126,418
3.000%, 10/01/2027	1,295,930	1,277,264
3.210%, 11/01/2032	60,000	55,815
3.260%, 08/01/2029	141,336	137,379
3.500%, 11/01/2047	529,250	478,307
3.630%, 01/01/2037	666,658	615,596
5.500%, 09/01/2056	242,134	246,059
5.909%, 05/01/2048	500,063	514,842
7.000%, 02/01/2030	271,719	277,382
Series 2017-AN6670,
3.210%, 09/01/2027	27,110	26,722
Series 2017-AN7060,
2.930%, 10/01/2027	195,000	191,477
Series 2018-,
3.000%, 03/01/2033	341,823	325,895
3.000%, 01/01/2048	251,773	226,995
3.000%, 04/01/2048	289,358	254,589
3.485%, 04/01/2028	805,000	794,932
3.545%, 04/01/2028	476,836	471,350
4.000%, 11/01/2040	368,963	359,933
4.500%, 07/01/2040	85,350	84,221
4.500%, 09/01/2040	192,495	186,973
4.500%, 02/01/2041	408,587	403,186
5.500%, 12/01/2048	70,973	72,720
Series 2018-387770,
3.625%, 07/01/2028	115,000	113,695
Series 2018-387983,
3.630%, 08/01/2028	196,146	192,317
Series 2018-AN8272,
3.170%, 02/01/2028	200,000	196,806
Series 2019-,
3.340%, 05/01/2031	227,870	217,842
3.800%, 01/01/2029	100,721	99,133
4.000%, 08/01/2048	110,604	105,430
Series 2020-,
2.010%, 04/01/2030	183,080	167,902
Series 2021-,
1.270%, 12/01/2029	181,252	163,033
2.000%, 09/01/2051	944,661	768,286

Security Description	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (8.39%) (continued)
2.500%, 09/01/2051	$1,823,394	$1,523,995
6.000%, 01/01/2039	199,642	205,463
Series 2022-,
3.010%, 04/01/2032	103,357	96,279
3.680%, 04/01/2032	310,000	294,560
3.890%, 07/01/2032	200,000	193,410
Series 2023-,
3.500%, 04/01/2044	291,637	275,034
4.070%, 07/01/2033	120,000	116,739
4.490%, 06/01/2028	40,000	40,168
4.520%, 07/01/2033	220,000	220,034
4.610%, 11/01/2030	175,344	176,934
4.670%, 07/01/2030	185,000	187,187
4.775%, 03/01/2035	346,497	347,863
4.790%, 03/01/2028	260,000	260,318
4.920%, 08/01/2028	200,000	201,081
4.980%, 08/01/2028	195,840	197,122
5.130%, 10/01/2028	40,000	40,684
5.320%, 02/01/2033	250,000	250,973
5.350%, 07/01/2033	1,656,000	1,667,337
5.470%, 11/01/2033	1,948,503	2,004,090
5.555%, 01/01/2030	1,000,000	1,023,322
5.620%, 01/01/2032	491,765	510,108
6.000%, 10/01/2028	3,277,469	3,398,368
6.220%, 06/01/2032	2,100,000	2,198,989
6.500%, 06/01/2053	1,018,364	1,069,036
6.500%, 07/01/2053	5,542,308	5,788,103
6.500%, 08/01/2053	1,474,752	1,544,016
6.500%, 10/01/2053	127,593	133,240
7.000%, 04/01/2053	502,002	524,848
7.500%, 01/01/2054	2,141,167	2,360,059
Series 2024-,
5.340%, 07/01/2029	4,500,000	4,544,889
5.790%, 01/01/2029	750,000	755,763
5.810%, 06/01/2031	7,415,000	7,628,428
6.000%, 06/01/2054	1,333,168	1,379,339
6.000%, 07/01/2054	1,680,701	1,736,499
6.470%, 01/01/2034	1,170,000	1,208,763
6.500%, 01/01/2054	966,132	1,009,667
7.000%, 02/01/2054	1,906,636	2,043,217
7.000%, 05/01/2054	905,900	963,641
7.500%, 01/01/2054	212,530	224,090
7.500%, 03/01/2054	169,248	179,420
Series 2025-,
1.500%, 02/01/2051	17,392,094	12,956,228
3.500%, 08/01/2049	7,369,395	6,760,500
6.000%, 04/01/2040	3,116,881	3,233,154
		86,390,752
Freddie Mac Gold Pool
Series 2004-,
5.500%, 07/01/2034	64,509	64,628
Series 2005-,
5.500%, 11/01/2035	82,593	84,154

See Notes to Financial Statements and Financial Highlights.

11 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (8.39%) (continued)
Series 2006-,
6.500%, 12/01/2034	$188,625	$190,905
Series 2013-,
3.000%, 04/01/2043	1,209,107	1,092,905
Series 2015-,
4.500%, 06/01/2034	367,765	368,806
Series 2024-,
2.500%, 02/01/2047	1,465,296	1,263,802
		3,065,200
Freddie Mac Non Gold Pool
Series 2016-,
5Y US TI + 1.24%, 06/01/2045(a)	363,314	356,133

Freddie Mac Pool
Series 2018-,
3.000%, 06/01/2043	283,385	255,859
3.500%, 03/01/2043	276,330	258,743
4.000%, 06/01/2037	615,487	593,377
4.500%, 01/01/2036	15,010	14,793
5.500%, 07/01/2033	87,136	87,153
Series 2019-,
3.000%, 10/01/2049	223,564	194,614
3.000%, 11/01/2049	3,584,621	3,193,337
3.500%, 02/01/2049	826,740	750,411
Series 2020-,
1.500%, 12/01/2045	3,463,940	2,698,428
2.000%, 06/01/2050	643,856	506,647
3.500%, 02/01/2050	2,671,515	2,394,037
Series 2021-,
1.000%, 11/01/2036	127,071	111,060
1.500%, 10/01/2036	3,704,501	3,313,261
4.000%, 07/01/2051	1,172,137	1,082,112
Series 2022-,
3.000%, 12/01/2051	296,416	258,015
3.000%, 03/01/2052	4,173,269	3,712,076
3.500%, 07/01/2037	394,835	353,548
3.750%, 06/01/2037	335,768	306,085
5.500%, 09/01/2052	620,586	626,402
6.000%, 06/01/2052	233,533	240,856
6.500%, 12/01/2038	278,177	288,337
Series 2023-,
4.350%, 01/01/2033	1,000,000	988,699
4.450%, 04/01/2030	998,899	996,708
5.100%, 06/01/2028	1,150,000	1,146,870
6.500%, 04/01/2053	875,282	915,130
6.500%, 07/01/2053	635,386	663,976
6.500%, 08/01/2053	3,404,013	3,565,084
6.500%, 11/01/2053	62,096	64,579
7.000%, 12/01/2053	281,017	300,167
Series 2024-,
5.030%, 02/01/2029	5,000,000	5,010,416
6.500%, 01/01/2054	3,490,843	3,651,656
6.500%, 02/01/2054	1,355,839	1,420,353

Security Description	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (8.39%) (continued)
6.500%, 04/01/2054	$1,153,946	$1,204,765
7.000%, 08/01/2054	1,263,272	1,320,769
		42,488,323
Ginnie Mae I Pool
Series 2011-,
4.500%, 03/15/2041	571,118	561,722
Series 2013-,
3.500%, 02/15/2043	458,357	422,316
3.500%, 06/15/2043	104,461	96,530
Series 2015-,
3.000%, 07/15/2045	583,962	522,829
		1,603,397
Ginnie Mae II Pool
Series 2011-,
4.000%, 10/20/2041	329,627	308,821
Series 2012-,
3.150%, 12/20/2042	253,823	227,304
3.500%, 04/20/2042	120,989	109,778
3.500%, 05/20/2042	126,276	114,162
3.500%, 11/20/2042	150,165	136,157
4.500%, 03/20/2042	834,171	838,509
Series 2013-,
2.500%, 02/20/2043	2,940,332	2,522,213
3.000%, 01/20/2043	576,029	527,141
3.000%, 03/20/2043	382,375	351,100
Series 2015-,
3.000%, 01/20/2040	530,603	476,509
4.700%, 02/20/2065(a)	78,892	79,448
Series 2016-,
3.000%, 07/20/2046	322,014	286,722
3.750%, 09/20/2046	112,704	104,162
3.750%, 10/20/2046	122,597	113,382
Series 2017-,
3.000%, 11/20/2047	670,840	597,295
3.750%, 07/20/2047	2,465,099	2,220,276
4.000%, 09/20/2047	268,542	250,099
Series 2018-,
3.500%, 04/20/2048	318,936	290,888
4.500%, 02/20/2048	642,897	623,302
4.500%, 05/20/2048	746,417	717,267
4.500%, 09/20/2048	37,694	36,746
Series 2019-,
4.500%, 11/20/2049	773,457	745,094
5.000%, 07/20/2049	662,120	657,207
6.000%, 05/20/2049	101,585	106,334
Series 2020-,
3.000%, 01/20/2050	2,556,085	2,253,932
3.000%, 03/20/2050	1,721,872	1,513,971
3.500%, 12/20/2049	805,453	709,354
6.500%, 05/20/2039	148,778	159,554
Series 2021-,
2.000%, 03/20/2051	942,447	762,264
2.000%, 09/20/2051	2,754,257	2,227,632
2.500%, 09/20/2036	445,531	409,929

See Notes to Financial Statements and Financial Highlights.

12 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (8.39%) (continued)
2.500%, 02/20/2051	$2,759,680	$2,344,454
2.500%, 09/20/2051	3,255,810	2,757,857
2.500%, 12/20/2051	258,760	220,620
3.000%, 08/20/2051	26,497	23,886
3.500%, 02/20/2051	440,833	402,671
3.500%, 03/20/2051	522,203	471,190
6.500%, 11/20/2036	150,162	156,557
6.500%, 09/20/2051	231,581	248,360
Series 2022-,
3.000%, 12/20/2044	5,662	5,042
3.000%, 06/20/2051	1,206,721	1,062,041
3.500%, 01/20/2052	99,444	88,325
4.000%, 12/20/2051	314,471	287,719
5.000%, 11/20/2052	238,984	236,950
5.500%, 07/20/2035	151,275	152,477
5.500%, 12/20/2052	3,984,976	3,854,315
5.500%, 08/20/2062	4,242,858	4,271,462
6.000%, 12/20/2037	92,644	96,117
7.000%, 11/20/2052	152,032	157,246
Series 2023-,
5.500%, 08/20/2053	118,822	121,427
6.000%, 09/20/2053	1,762,882	1,823,883
6.500%, 09/20/2053	609,662	644,453
6.500%, 10/20/2053	29,728	31,218
6.500%, 11/20/2053	1,639,332	1,723,799
7.000%, 11/20/2053	16,101	16,602
8.000%, 12/20/2063	520,416	547,143
Series 2024-,
3.000%, 10/20/2050	4,220,931	3,721,631
6.000%, 01/20/2054	274,939	286,132
6.000%, 02/20/2054	3,636,155	3,770,561
6.000%, 06/20/2054	2,905,124	3,003,142
6.000%, 11/20/2064	5,546,739	5,690,808
6.500%, 01/20/2054	5,864,642	6,153,992
6.500%, 08/20/2054	931,530	972,499
6.500%, 04/20/2064	342,317	357,646
6.500%, 05/20/2064	2,026,734	2,117,489
6.500%, 09/20/2064	1,523,965	1,589,638
6.500%, 10/20/2064	2,462,829	2,573,115
6.500%, 12/20/2064	1,895,851	1,980,751
7.000%, 04/20/2054	844,257	873,928
7.000%, 12/20/2063	408,221	426,678
8.000%, 12/20/2053	526,351	548,472
8.000%, 08/20/2054	2,175,308	2,274,640
8.000%, 09/20/2054	386,925	412,634
8.000%, 12/20/2063	856,799	896,707
8.500%, 06/20/2054	513,262	553,229
Series 2025-,
6.500%, 06/20/2055	758,889	798,663
6.500%, 09/20/2055	2,809,260	2,880,131
6.500%, 12/20/2064	1,155,726	1,206,433
6.500%, 01/20/2065	10,635,174	11,103,765

Security Description	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (8.39%) (continued)
Series 2026-,
6.500%, 09/20/2065	$406,190	$424,379
		96,839,429
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $228,372,283)		230,743,234

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (44.39%)

Aerospace & Defense (4.33%)
Boeing Co.
6.53%, 05/01/2034	11,604,000	12,671,497
7.01%, 05/01/2064	22,950,000	26,244,952
General Dynamics Corp.
4.95%, 08/15/2035	3,973,000	3,992,894
General Electric Co.
4.90%, 01/29/2036	5,820,000	5,815,557
Honeywell Aerospace, Inc.
4.30%, 03/16/2031(d)	2,994,000	2,950,410
4.95%, 03/16/2036(d)	6,357,000	6,290,482
5.73%, 03/16/2056(d)	6,338,000	6,344,939
Howmet Aerospace, Inc.
4.75%, 04/15/2036	2,648,000	2,578,674
L3Harris Technologies, Inc.
5.35%, 06/01/2034	10,165,000	10,377,974
Lockheed Martin Corp.
5.00%, 08/15/2035	8,840,000	8,909,331
Northrop Grumman Corp.
5.25%, 07/15/2035	15,025,000	15,309,771
RTX Corp.
6.10%, 03/15/2034	16,275,000	17,499,506
Total Aerospace & Defense		118,985,987

Airlines (1.63%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	2,824,412	2,831,570
Alaska Airlines, Inc.
6.50%, 06/01/2031(d)	6,800,000	6,766,656
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(d)	7,893,000	7,825,126
5.31%, 10/20/2031(d)	5,907,000	5,804,986
Southwest Airlines Co.
5.25%, 11/15/2035	8,048,000	7,803,311
United Airlines 2020-1 Class A Pass Through Trust
5.88%, 10/15/2027	1,816,206	1,844,012
United Airlines Holdings, Inc.
4.88%, 03/01/2029	6,104,000	6,038,486
5.38%, 03/01/2031	6,035,000	5,976,259
Total Airlines		44,890,406

Apparel & Textile Products (0.99%)
Gildan Activewear, Inc.
5.40%, 10/07/2035(d)	15,905,000	15,636,034

See Notes to Financial Statements and Financial Highlights.

13 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (44.39%) (continued)
VF Corp.
2.95%, 04/23/2030	$12,814,000	$11,607,738
Total Apparel & Textile Products		27,243,772

Auto Parts Manufacturing (0.18%)
Goodyear Tire & Rubber Co.
5.63%, 04/30/2033	1,950,000	1,700,287
6.63%, 07/15/2030	3,426,000	3,352,129
Total Auto Parts Manufacturing		5,052,416

Automobiles Manufacturing (1.75%)
Ford Motor Credit Co. LLC
6.47%, 05/22/2036	4,200,000	4,309,865
6.50%, 02/07/2035	12,027,000	12,416,742
6.80%, 05/12/2028	7,250,000	7,476,871
General Motors Co.
5.63%, 04/15/2030	2,800,000	2,882,767
6.25%, 04/15/2035	4,916,000	5,171,516
General Motors Financial Co., Inc.
5.45%, 01/08/2036	6,630,000	6,620,221
Hyundai Capital America
4.55%, 01/08/2031(d)	6,411,000	6,314,716
5.45%, 06/24/2026(d)	2,942,000	2,944,654
Total Automobiles Manufacturing		48,137,352

Banks (4.13%)
Capital One NA
USISOA05 + 1.73%, 08/09/2028(a)	5,550,000	5,664,507
Cooperatieve Rabobank UA
3.75%, 07/21/2026	2,750,000	2,748,472
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(d)	4,588,000	4,622,900
1Y US TI + 0.98%, 03/27/2032(a)(d)	845,000	847,338
1Y US TI + 1.40%, 03/01/2030(a)(d)	3,370,000	3,456,798
Fifth Third Bancorp
1D US SOFR + 0.95%, 04/29/2032(a)	6,124,000	6,023,903
1D US SOFR + 1.24%, 01/29/2037(a)	2,584,000	2,532,778
First Citizens BancShares, Inc.
1D US SOFR + 1.41%, 03/12/2031(a)	2,858,000	2,847,422
5Y US TI + 1.97%, 03/12/2040(a)	14,000,000	13,797,039
Huntington Bancshares, Inc.
5Y US TI + 1.35%, 01/28/2041(a)	1,343,000	1,315,999
Morgan Stanley Private Bank NA
1D US SOFR + 1.02%, 11/19/2031(a)	6,570,000	6,471,392
Pinnacle Financial Partners, Inc.
1D US SOFR + 2.347%, 11/01/2030(a)	11,450,000	11,754,881

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (44.39%) (continued)
PNC Financial Services Group, Inc.
5Y US TI + 1.17%, 01/25/2041(a)	$8,941,000	$8,790,597
Regions Bank/Birmingham AL
1D US SOFR + 0.807%, 07/27/2029(a)	3,960,000	3,972,396
US Bancorp
1D US SOFR + 0.867%, 01/26/2032(a)	1,289,000	1,272,126
5Y US TI + 0.95%, 11/03/2036(a)	2,764,000	2,403,281
1D US SOFR + 1.101%, 01/26/2037(a)	773,000	761,822
Wells Fargo & Co.
1D US SOFR + 0.97%, 05/20/2032(a)	3,140,000	3,138,084
1D US SOFR + 1.10%, 01/23/2037(a)	6,670,000	6,516,438
1D US SOFR + 1.23%, 01/23/2047(a)	5,468,000	5,255,686
1D US SOFR + 1.74%, 04/23/2036(a)	9,575,000	9,826,496
1D US SOFR + 2.02%, 04/24/2034(a)	9,300,000	9,471,397
Total Banks		113,491,752

Biotechnology (0.41%)
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034(d)	4,893,000	4,836,447
GENMAB A/S/GENMAB FINANCE LLC
6.25%, 12/15/2032(d)	3,754,000	3,827,180
Gilead Sciences, Inc.
4.40%, 05/20/2029	2,636,000	2,636,926
Total Biotechnology		11,300,553

Cable & Satellite (0.34%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028(d)	4,961,000	4,914,516
Sirius XM Radio LLC
5.00%, 08/01/2027(d)	4,422,000	4,417,557
Total Cable & Satellite		9,332,073

Casinos & Gaming (0.27%)
Penn Entertainment, Inc.
5.63%, 01/15/2027(d)	2,689,000	2,689,109
Station Casinos LLC
4.50%, 02/15/2028(d)	4,797,000	4,731,723
Total Casinos & Gaming		7,420,832

Chemicals (0.77%)
Celanese US Holdings LLC
7.00%, 02/15/2031	5,684,000	5,895,991
Eastman Chemical Co.
4.50%, 02/20/2031	4,700,000	4,617,086

See Notes to Financial Statements and Financial Highlights.

14 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (44.39%) (continued)
Ecolab, Inc.
4.80%, 06/15/2031	$2,089,000	$2,106,187
5.15%, 06/15/2033	3,134,000	3,182,836
5.35%, 06/15/2036	5,249,000	5,339,027
Total Chemicals		21,141,127

Consumer Finance (2.19%)
American Express Co.
5Y US TI + 1.15%, 02/08/2041(a)	784,000	782,623
1D US SOFR + 1.237%, 10/24/2036(a)	7,304,000	7,070,677
SOFRINDX + 1.32%, 01/30/2036(a)(e)	3,345,000	3,415,641
1D US SOFR + 1.79%, 04/25/2036(a)	1,800,000	1,867,469
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	6,240,000	5,557,335
4.55%, 03/10/2029	2,990,000	2,974,088
4.80%, 03/10/2031	6,196,000	6,152,045
Fiserv, Inc.
2.65%, 06/01/2030	3,700,000	3,392,501
5.25%, 08/11/2035	4,300,000	4,211,929
5.45%, 03/15/2034	3,650,000	3,641,047
Global Payments, Inc.
4.88%, 11/15/2030	6,340,000	6,242,268
5.55%, 11/15/2035	5,900,000	5,758,283
PayPal Holdings, Inc.
5.55%, 06/01/2036	3,187,000	3,191,201
Rocket Cos., Inc.
6.13%, 08/01/2030(d)	1,200,000	1,218,993
Rocket Mortgage LLC
3.88%, 03/01/2031(d)	1,600,000	1,487,989
Synchrony Financial
3.70%, 08/04/2026	1,500,000	1,498,744
Visa, Inc.
4.70%, 02/12/2036	1,628,000	1,615,061
Total Consumer Finance		60,077,894

Consumer Products (0.35%)
Clorox Co.
5.25%, 05/15/2036	3,740,000	3,743,306
L'Oreal SA
5.00%, 05/20/2035(d)	5,900,000	5,965,383
Total Consumer Products		9,708,689

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (44.39%) (continued)
Consumer Services (0.20%)
Automatic Data Processing, Inc.
5.00%, 05/07/2036	$5,535,000	$5,522,302

Diversified Banks (1.90%)
Bank of America Corp.
1D US SOFR + 1.04%, 04/23/2032(a)	2,915,000	2,897,990
5Y US TI + 1.20%, 09/21/2036(a)	6,895,000	6,018,508
1D US SOFR + 1.572%, 04/23/2037(a)	4,077,000	4,059,819
1D US SOFR + 1.91%, 04/25/2034(a)	5,867,000	5,962,640
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	2,434,000	2,460,465
1D US SOFR + 0.99%, 04/23/2032(a)	4,080,000	4,047,342
1D US SOFR + 1.07%, 01/22/2037(a)	3,866,000	3,768,750
1D US SOFR + 1.19%, 10/22/2036(a)	4,562,000	4,429,120
1D US SOFR + 1.26%, 04/23/2037(a)	3,058,000	3,040,473
1D US SOFR + 1.30%, 02/05/2037(a)	3,920,000	3,857,316
1D US SOFR + 1.62%, 01/23/2035(a)	8,176,000	8,301,303
1D US SOFR + 1.635%, 07/23/2036(a)	3,249,000	3,303,047
Total Diversified Banks		52,146,773

Electrical Equipment Manufacturing (0.11%)
GE Vernova, Inc.
4.88%, 02/04/2036	2,945,000	2,903,822

Entertainment Content (0.71%)
Discovery Global Holdings, Inc.
5.14%, 03/15/2052	8,566,000	5,857,003
Paramount Global
4.20%, 05/19/2032	2,575,000	2,230,528
4.38%, 03/15/2043	3,252,000	2,082,950
4.95%, 05/19/2050	10,334,000	6,637,651
Walt Disney Co.
4.63%, 03/14/2036	2,644,000	2,574,960
Total Entertainment Content		19,383,092

Exploration & Production (1.90%)
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 07/15/2033(d)	353,000	362,765
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	4,240,000	4,258,787
7.25%, 02/15/2035(d)	10,297,000	10,453,700
Occidental Petroleum Corp.
7.88%, 09/15/2031	10,820,000	12,327,312

See Notes to Financial Statements and Financial Highlights.

15 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (44.39%) (continued)
Permian Resources Operating LLC
5.88%, 07/01/2029(d)	$2,324,000	$2,327,298
6.25%, 02/01/2033(d)	3,637,000	3,738,381
7.00%, 01/15/2032(d)	6,218,000	6,486,170
9.88%, 07/15/2031(d)	3,612,000	3,813,792
SM Energy Co.
8.75%, 07/01/2031(d)	2,000,000	2,094,502
Viper Energy Partners LLC
5.70%, 08/01/2035	6,267,000	6,411,360
Total Exploration & Production		52,274,067

Financial Services (4.65%)
Affiliated Managers Group, Inc.
5.50%, 02/15/2036	4,566,000	4,517,816
Bank of New York Mellon Corp.
1D US SOFR + 1.177%, 04/23/2037(a)	2,730,000	2,716,056
Charles Schwab Corp.
SOFRINDX + 1.05%, 03/03/2027(a)(e)	3,718,000	3,736,224
1D US SOFR + 1.28%, 05/21/2037(a)	2,810,000	2,850,864
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030(d)	7,484,000	7,614,436
5.75%, 03/27/2036(d)	2,690,000	2,659,239
6.20%, 06/18/2035(d)	7,496,000	7,707,826
Goldman Sachs Group, Inc.
1D US SOFR + 1.03%, 06/03/2032(a)	1,420,000	1,423,656
5Y US TI + 1.18%, 02/02/2041(a)	6,257,000	6,104,337
1D US SOFR + 1.19%, 01/21/2037(a)	5,940,000	5,813,073
1D US SOFR + 1.55%, 07/23/2035(a)	6,405,000	6,448,279
1D US SOFR + 1.58%, 04/23/2031(a)	5,479,000	5,560,203
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(d)	3,544,000	3,554,872
6.75%, 05/01/2033(d)	4,450,000	4,579,477
7.13%, 04/30/2031(d)	12,550,000	13,017,325
Lseg US Fin Corp.
5.25%, 03/23/2036(d)	5,906,000	5,891,871
Morgan Stanley
5Y US TI + 1.17%, 01/18/2041(a)	7,252,000	7,086,245
SOFRINDX + 1.18%, 04/16/2032(a)(e)	6,480,000	6,453,838
1D US SOFR + 1.184%, 01/30/2037(a)	3,949,000	3,868,447
SOFRINDX + 1.41%, 04/10/2037(a)(e)	2,040,000	2,035,257
1D US SOFR + 2.62%, 04/20/2037(a)	6,026,000	6,035,303
1D US SOFR + 1.314%, 10/22/2036(a)	6,325,000	6,139,792

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (44.39%) (continued)
State Street Corp.
1D US SOFR + 1.49%, 11/01/2034(a)	$1,585,000	$1,488,384
UBS Group AG
1D US SOFR + 1.34%, 08/10/2037(a)(d)	2,465,000	2,427,630
1D US SOFR + 1.34%, 03/23/2037(a)(d)	8,400,000	8,191,272
Total Financial Services		127,921,722

Food & Beverage (0.42%)
Molson Coors Beverage Co.
4.90%, 07/08/2031	1,970,000	1,977,018
5.50%, 07/08/2036	2,815,000	2,837,378
Pilgrim's Pride Corp.
3.50%, 03/01/2032	555,000	504,961
6.25%, 07/01/2033	1,840,000	1,923,505
6.88%, 05/15/2034	3,862,000	4,177,869
Total Food & Beverage		11,420,731

Health Care Facilities & Services (0.33%)
HCA, Inc.
2.38%, 07/15/2031	8,850,000	7,862,255
5.70%, 11/15/2055	1,216,000	1,143,602
Total Health Care Facilities & Services		9,005,857

Homebuilders (0.02%)
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030(d)	603,000	597,384

Integrated Oils (0.41%)
Saudi Arabian Oil Co.
4.38%, 02/02/2031(d)	2,414,000	2,371,013
5.00%, 02/02/2036(d)	6,133,000	6,003,070
TotalEnergies Capital USA LLC
4.86%, 01/13/2036	3,078,000	3,036,152
Total Integrated Oils		11,410,235

Internet Media (0.99%)
Alphabet, Inc.
4.70%, 11/15/2035	6,091,000	5,991,386
4.80%, 02/15/2036	3,700,000	3,659,986
5.35%, 11/15/2045	1,260,000	1,231,093
5.45%, 11/15/2055	2,300,000	2,222,768
5.65%, 02/15/2056	1,848,000	1,838,409
5.70%, 11/15/2075	2,700,000	2,641,265
Meta Platforms, Inc.
5.25%, 05/15/2036	4,130,000	4,128,092
6.30%, 05/15/2056	5,530,000	5,583,567
Total Internet Media		27,296,566

See Notes to Financial Statements and Financial Highlights.

16 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (44.39%) (continued)
Machinery Manufacturing (0.33%)
Eaton Corp.
4.50%, 03/06/2033	$2,675,000	$2,630,665
4.80%, 03/06/2036	6,681,000	6,575,512
Total Machinery Manufacturing		9,206,177

Manufactured Goods (0.09%)
Chart Industries, Inc.
7.50%, 01/01/2030(d)	2,310,000	2,394,333

Medical Equipment & Devices Manufacturing (1.69%)
Abbott Laboratories
4.65%, 03/15/2036	2,657,000	2,583,368
Augusta SpinCo Corp.
4.66%, 03/23/2031	3,222,000	3,204,343
5.25%, 03/23/2036	7,826,000	7,826,230
Insulet Corp.
6.50%, 04/01/2033	325,000	330,978
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029(d)	8,260,000	8,487,893
Solventum Corp.
5.45%, 03/13/2031	5,850,000	6,009,233
Thermo Fisher Scientific, Inc.
4.90%, 02/12/2036	7,818,000	7,723,797
5.55%, 02/12/2046	3,874,000	3,843,246
VSP Optical Group, Inc.
5.45%, 12/01/2035(d)	6,600,000	6,543,688
Total Medical Equipment & Devices Manufacturing		46,552,776

Oil & Gas Services & Equipment (0.46%)
Baker Hughes Holdings LLC / Baker Hughes Co.- Obligor, Inc.
4.35%, 06/15/2031	5,349,000	5,263,361
5.00%, 06/15/2036	5,050,000	4,975,897
5.85%, 06/15/2056	2,525,000	2,518,939
Total Oil & Gas Services & Equipment		12,758,197

Pharmaceuticals (1.19%)
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032(d)	9,599,000	9,955,228
Eli Lilly & Co.
4.85%, 05/20/2036	8,315,000	8,261,767
5.60%, 05/20/2056	4,160,000	4,175,522
Merck & Co., Inc.
5.20%, 05/22/2036	1,965,000	1,990,463
5.85%, 05/22/2056	2,810,000	2,885,492
Novartis Capital Corp.
4.90%, 03/18/2036	5,363,000	5,344,050
Total Pharmaceuticals		32,612,522

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (44.39%) (continued)
Pipeline (1.61%)
Buckeye Partners LP
4.13%, 12/01/2027	$1,823,000	$1,797,845
4.50%, 03/01/2028(d)	4,374,000	4,329,879
6.88%, 07/01/2029(d)	8,721,000	8,996,496
Energy Transfer LP
7.38%, 02/01/2031(d)	6,349,000	6,580,445
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	7,300,000	6,739,474
4.32%, 12/30/2039(d)	5,250,000	4,459,767
Kinetik Holdings LP
6.63%, 12/15/2028(d)	5,640,000	5,762,834
NuStar Logistics LP
6.38%, 10/01/2030	4,238,000	4,402,350
Targa Resources Corp.
4.35%, 01/15/2029	1,212,000	1,207,453
Total Pipeline		44,276,543

Power Generation (0.63%)
Constellation Energy Generation LLC
4.40%, 01/15/2031	2,867,000	2,829,255
4.80%, 01/15/2032	2,070,000	2,060,749
5.30%, 06/01/2036	3,107,000	3,095,375
5.88%, 01/15/2066	5,633,000	5,493,336
Vistra Operations Co. LLC
7.75%, 10/15/2031(d)	3,709,000	3,890,177
Total Power Generation		17,368,892

Property & Casualty Insurance (0.20%)
Brown & Brown, Inc.
5.55%, 06/23/2035	5,550,000	5,567,120

Publishing & Broadcasting (0.29%)
Nexstar Media, Inc.
6.50%, 09/15/2033(d)	8,029,000	8,098,676

Real Estate (1.14%)
CBRE Services, Inc.
5.25%, 06/01/2036	1,712,000	1,686,386
CoStar Group, Inc.
2.80%, 07/15/2030(d)	6,325,000	5,772,203
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	5,998,000	6,007,051
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	2,840,000	2,859,204
5.63%, 03/01/2036	3,765,000	3,698,974
Iron Mountain, Inc.
5.25%, 03/15/2028(d)	603,000	603,321
Kennedy-Wilson, Inc.
7.00%, 06/01/2031(d)	4,210,000	4,311,930
VICI Properties LP / VICI Note Co., Inc.
4.13%, 08/15/2030(d)	6,529,000	6,268,297
Total Real Estate		31,207,366

See Notes to Financial Statements and Financial Highlights.

17 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (44.39%) (continued)
Refining & Marketing (0.23%)
HF Sinclair Corp.
5.00%, 02/01/2028	$1,000,000	$999,128
Sunoco LP
5.38%, 07/15/2031(d)	990,000	985,605
5.63%, 03/15/2031(d)	1,379,000	1,381,324
5.63%, 07/15/2034(d)	990,000	978,153
5.88%, 03/15/2034(d)	1,879,000	1,868,903
Total Refining & Marketing		6,213,113

Restaurants (0.22%)
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028(d)	3,346,000	3,290,236
Starbucks Corp.
3.35%, 03/12/2050	3,900,000	2,670,000
Total Restaurants		5,960,236

Retail - Consumer Discretionary (0.83%)
Amazon.com, Inc.
4.88%, 03/13/2036	13,177,000	13,023,530
5.80%, 03/13/2056	3,817,000	3,823,322
Gap, Inc.
3.63%, 10/01/2029(d)	4,311,000	4,037,967
O'Reilly Automotive, Inc.
5.10%, 03/12/2036	1,871,000	1,852,506
Total Retail - Consumer Discretionary		22,737,325

Semiconductors (1.26%)
Broadcom, Inc.
5.20%, 07/15/2035	4,339,000	4,366,516
Foundry JV Holdco LLC
6.10%, 01/25/2036(d)	6,200,000	6,522,259
6.25%, 01/25/2035(d)	5,000,000	5,292,496
6.30%, 01/25/2039(d)	11,250,000	11,897,676
Intel Corp.
6.13%, 05/15/2056	6,605,000	6,658,066
Total Semiconductors		34,737,013

Software & Services (2.44%)
Fair Isaac Corp.
6.00%, 05/15/2033(d)	6,085,000	6,029,965
Leidos, Inc.
2.30%, 02/15/2031	1,967,000	1,757,758
5.00%, 03/15/2036	1,854,000	1,797,398
5.40%, 03/15/2032	6,071,000	6,195,264
Mobility Global, Inc.
5.45%, 06/15/2031(d)	1,970,000	1,992,939
6.05%, 06/15/2036(d)	2,815,000	2,865,825
Oracle Corp.
5.70%, 02/04/2036	4,119,000	4,048,432
6.70%, 02/04/2056	3,683,000	3,549,719
Salesforce, Inc.
5.55%, 03/15/2036	6,921,000	6,973,081
ServiceNow, Inc.
5.40%, 05/15/2036	3,326,000	3,352,268

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (44.39%) (continued)
Synopsys, Inc.
4.85%, 04/01/2030	$7,870,000	$7,915,911
5.15%, 04/01/2035	10,820,000	10,810,133
VMware LLC
2.20%, 08/15/2031	3,050,000	2,696,854
4.70%, 05/15/2030	7,181,000	7,208,853
Total Software & Services		67,194,400

Supermarkets & Pharmacies (0.63%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.50%, 03/31/2031(d)	1,225,000	1,207,731
5.63%, 03/31/2032(d)	1,901,000	1,857,353
6.50%, 02/15/2028(d)	9,350,000	9,455,206
Kroger Co.
5.00%, 09/15/2034	4,739,000	4,693,584
Total Supermarkets & Pharmacies		17,213,874

Transportation & Logistics (0.37%)
Allison Transmission, Inc.
5.88%, 12/01/2033(d)	3,917,000	3,929,765
Fedex Freight Holding Co., Inc.
5.25%, 03/15/2036(d)	6,536,000	6,378,645
Total Transportation & Logistics		10,308,410

Travel & Lodging (0.54%)
Carnival Corp., Ltd.
4.00%, 08/01/2028(d)	3,134,000	3,079,927
5.75%, 08/01/2032(d)	11,600,000	11,732,611
Total Travel & Lodging		14,812,538

Utilities (0.44%)
American Water Capital Corp.
4.63%, 06/01/2029	2,755,000	2,767,361
5.15%, 03/01/2034	1,725,000	1,756,978
5.25%, 03/01/2035	5,049,000	5,133,363
Edison International
4.80%, 03/15/2031	2,375,000	2,313,870
Total Utilities		11,971,572

Waste & Environment Services & Equipment (0.14%)
GFL Environmental, Inc.
4.00%, 08/01/2028(d)	4,021,000	3,946,303

Wireless Telecommunications Services (0.39%)
AT&T, Inc.
5.25%, 10/30/2036	6,550,000	6,486,986
6.20%, 10/30/2056	4,105,000	4,134,672
Total Wireless Telecommunications Services		10,621,658

Wireline Telecommunications Services (0.29%)
Black Pearl Compute LLC
6.13%, 02/15/2031(d)	2,306,000	2,349,031

See Notes to Financial Statements and Financial Highlights.

18 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (44.39%) (continued)
HUT 8 DC LLC
6.19%, 11/15/2042(d)	$4,022,000	$4,071,524
Meridian Arc Holdco LLC
6.25%, 04/30/2031(d)	1,491,000	1,499,472
Total Wireline Telecommunications Services		7,920,027

TOTAL CORPORATE BONDS
(Cost $1,217,144,042)		1,220,344,475

Security Description	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (37.78%)

U.S.Treasury Bonds (37.78%)
United States Treasury Bonds
4.38%, 05/15/2036	48,779,000	48,531,294
4.63%, 11/15/2055	100,878,000	95,250,899
4.63%, 11/15/2045	112,665,000	107,683,095
4.63%, 02/15/2046	1,267,000	1,210,282
4.75%, 08/15/2055	86,575,000	83,379,165
4.75%, 02/15/2056	45,574,000	43,936,184
4.88%, 08/15/2045	70,228,000	69,366,610
5.00%, 05/15/2056	13,487,000	13,529,147
United States Treasury Notes
3.38%, 02/29/2028	153,513,000	151,941,890
3.50%, 01/31/2028	20,146,000	19,987,036
3.50%, 10/31/2027	37,323,000	37,085,357
3.63%, 08/31/2027	52,016,000	51,817,892
3.75%, 06/30/2027	8,083,000	8,069,739
3.88%, 03/31/2028	13,471,000	13,441,795
3.88%, 04/30/2031	13,564,000	13,408,226
4.00%, 05/31/2030	37,684,000	37,539,741
4.13%, 10/31/2029	118,260,000	118,417,064
4.13%, 02/15/2036	42,916,000	41,869,923
4.13%, 04/30/2033	2,668,000	2,643,404
4.25%, 01/31/2030	79,179,000	79,594,999
Total U.S.Treasury Bonds		1,038,703,742
TOTAL GOVERNMENT BONDS
(Cost $1,049,008,023)		1,038,703,742

Security Description	Shares	Value (Note 2)
PREFERRED STOCK (3.87%)

Energy (0.06%)
Pipeline (0.06%)
Energy Transfer LP, Series B, 4.16%(a)(f)	1,712,000	1,732,984

Financials (2.08%)
Banks (0.48%)
Bank of Hawaii, 8.000%	86,678	2,282,232
US Bancorp, 5Y US TI + 2.541%(a)(f)	4,402,000	4,353,099
Wells Fargo & Co., Series GG, 5Y US TI + 2.340%(a)(f)	6,537,000	6,593,682

Security Description	Principal Amount	Value (Note 2)
PREFERRED STOCK (3.87%) (continued)
Consumer Finance (0.23%)
Ally Financial, Inc., Series C, 7Y US TI + 3.481%(a)(f)	2,500,000	$2,433,541
American Express Co., 5Y US TI + 2.854%(a)(f)	3,912,000	3,891,635
Diversified Banks (0.32%)
HSBC Holdings PLC, Series ., 5Y US TI + 2.798%(a)(f)	2,530,000	2,583,335
JPMorgan Chase & Co., Series PP, 5Y US TI + 2.080%(a)(f)	6,230,000	6,282,810
Financial Services (1.03%)
Bank of New York Mellon Corp., Series I, 5Y US TI + 2.630%(a)(f)	3,595,000	3,563,135
Charles Schwab Corp., Series I, 5Y US TI + 3.168%(a)(f)	7,818,000	7,818,000
Charles Schwab Corp., Series L, 5Y US TI + 2.250%(a)(f)	2,735,000	2,739,639
Depository Trust & Clearing Corp., Series D, 5Y US TI + 2.606%(a) (d)(f)	3,212,000	3,208,174
Goldman Sachs Group, Inc., Series X, 5Y US TI + 2.809%(a)(f)	2,909,000	3,053,179
UBS Group AG, 6.000%(a)(d)(f)	7,952,000	8,038,192
Life Insurance (0.02%)
Jackson Financial, Inc., 5Y US TI + 3.728%(a)(f)	16,545	426,199
Total Financials		57,266,852

Government (0.49%)
Government Agencies (0.49%)
CoBank ACB, Series M, 5Y US TI + 2.818%(a)(f)	5,326,000	5,439,444
CoBank ACB, Series N, 5Y US TI + 2.620%(a)(f)	3,140,000	3,164,978
Farm Credit Bank of Texas, 5Y US TI + 3.291%(a)(f)	3,543,000	3,696,408
Farm Credit Bank of Texas, Series 6, 5Y US TI + 3.010%(a)(f)	1,156,000	1,191,077
Total Government		13,491,907

Health Care (0.24%)
Health Care Facilities & Services (0.24%)
CVS Health Corp., 5Y US TI + 2.886%(a)(f)	6,200,000	6,464,488

Utilities (1.00%)
Power Generation (0.08%)
Vistra Corp., 5Y US TI + 6.930%(a) (d)(f)	2,175,000	2,193,881
Utilities (0.92%)
American Electric Power Co., Inc., 5Y US TI + 2.675%(a)	7,765,000	7,689,773
Dominion Energy, Inc., 5Y US TI + 2.262%(a)	1,763,000	1,773,603
Emera, Inc., Series 16-A, 3M US SOFR + 5.44%(a)	1,982,000	1,983,273
Entergy Corp., 5Y US TI + 2.67%(a)	2,988,000	3,100,695

See Notes to Financial Statements and Financial Highlights.

19 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
PREFERRED STOCK (3.87%) (continued)
Eversource Energy, Series B, 5Y US TI + 2.325%(a)	2,100,000	$2,106,378
PacifiCorp, 5Y US TI + 3.292%(a)	3,574,000	3,595,201
Sierra Pacific Power Co., 5Y US TI + 2.638%(a)	1,990,000	1,988,733
Xcel Energy, Inc., 5Y US TI + 2.168%(a)	2,944,000	2,918,859
Total Utilities		27,350,396

TOTAL PREFERRED STOCK
(Cost $104,801,842)		106,306,627

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.43%)

Money Market Fund (0.43%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	3.51%	11,712,179	11,712,179

TOTAL SHORT TERM INVESTMENTS
(Cost $11,712,179)			11,712,179

TOTAL INVESTMENTS (99.01%)
(Cost $2,724,476,301)			$2,721,928,298

Other Assets In Excess Of Liabilities (0.99%)			27,268,421

NET ASSETS (100.00%)			$2,749,196,719

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

SOFRINDX - US SOFR Secured Overnight Financing Rate Compounded Index

Reference Rates:

1D US SOFR - 1 Day SOFR as of May 31, 2026 was 3.63%

7Y US TI - 7 Year US TI as of May 31, 2026 was 4.27%

30D US SOFR - 30 Day SOFR as of May 31, 2026 was 3.59%

1M US SOFR - 1 Month SOFR as of May 31, 2026 was 3.62%

1M CME TERM SOFR – 1 Month CME TERM SOFR as of May 31, 2026 was 3.62%

3M US SOFR - 3 Month SOFR as of May 31, 2026 was 3.64%

3M CME TERM SOFR – 3 Month CME TERM SOFR as of May 31, 2026 was 3.66%

1Y US TI - 1 Year US Treasury Bill as of May 31, 2026 was 3.79%

5Y US TI - 5 Year US TI as of May 31, 2026 was 4.13%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of May 31, 2026 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Interest only security.
(c)	Issued with zero coupon.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, the aggregate market value of those securities was $414,169,171, representing 15.07% of net assets.
(e)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Financial Statements and Financial Highlights.

20 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Statement of Assets and Liabilities	May 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$2,721,928,298
Cash	5,053,612
Receivable for investments sold	11,032,269
Interest receivable	25,719,900
Total Assets	2,763,734,079

LIABILITIES:
Payable for investments purchased	13,069,075
Payable to adviser	1,349,299
Accrued expenses and other liabilities	118,986
Total Liabilities	14,537,360
NET ASSETS	$2,749,196,719

NET ASSETS CONSIST OF:
Paid-in capital	$2,759,228,550
Total distributable earnings/(accumulated losses)	(10,031,831)
NET ASSETS	$2,749,196,719

INVESTMENTS, AT COST	$2,724,476,301

PRICING OF SHARES:
Net Assets	$2,749,196,719
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	107,000,000
Net Asset Value, offering and redemption price per share	$25.69

See Notes to Financial Statements and Financial Highlights.

21 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Statement of Operations	For the Period Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$60,908,288
Dividend income	103,223
Total investment income	61,011,511

EXPENSES:
Investment adviser fees	7,380,393
Total expenses	7,380,393
NET INVESTMENT INCOME	53,631,118

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments	(4,164,145)
Net change in unrealized depreciation on investments	(44,700,076)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(48,864,221)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,766,897

See Notes to Financial Statements and Financial Highlights.

22 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
OPERATIONS:
Net investment income	$53,631,119	$79,714,802
Net realized gain/(loss)	(4,164,145)	413,790
Net change in unrealized appreciation/(depreciation)	(44,700,077)	32,488,493
Net increase in net assets resulting from operations	4,766,897	112,617,085

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(53,885,982)	(83,313,999)
Total distributions	(53,885,982)	(83,313,999)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	518,488,818	961,169,052
Net increase from capital share transactions	518,488,818	961,169,052

Net increase in net assets	469,369,733	990,472,138

NET ASSETS:
Beginning of period	2,279,826,986	1,289,354,848
End of period	$2,749,196,719	$2,279,826,986

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	87,025,000	49,800,000
Shares sold	19,975,000	37,225,000
Shares outstanding, end of period	107,000,000	87,025,000

See Notes to Financial Statements and Financial Highlights.

23 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Year Ended November 30, 2025	For the Period December 5, 2023 (Commencement of Operations) to November 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$26.20		$25.89	$25.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.55		1.15	1.15
Net realized and unrealized gain/(loss)	(0.51)		0.36	0.84
Total from investment operations	0.04		1.51	1.99

DISTRIBUTIONS:
From net investment income	(0.55)		(1.16)	(1.10)
From net realized gain on investments	–		(0.04)	–
Total distributions	(0.55)		(1.20)	(1.10)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.51)		0.31	0.89
NET ASSET VALUE, END OF PERIOD	$25.69		$26.20	$25.89

TOTAL RETURN(b)	0.17%		6.01%	8.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,749,197		$2,279,827	$1,289,355

Ratio of expenses to average net assets	0.59	%(c)	0.59%	0.59	%(c)
Ratio of net investment income to average net assets	4.29	%(c)	4.47%	4.57	%(c)
Portfolio turnover rate(d)	54%		147%	169%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

24 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2026, the Trust consisted of twenty-five separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS | Smith Core Plus Bond ETF (the “Fund”). The investment objective of the Fund is to seek above average total return from a combination of current income and capital appreciation. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. The Fund primarily effects creations and redemptions partly or wholly for cash, rather than in-kind. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. The Fund’s Treasurer is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The market price for debt securities is generally the evaluated price supplied by an independent third-party pricing service approved by the Trust’s Board of Trustees (the “Board”), which references a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the Fund’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of the Fund’s debt securities to determine the market price.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to all Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

25 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

ALPS | Smith Core Plus Bond ETF

Investments in Securities at Fair Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans*	$–	$23,565,624	$–	$23,565,624
Collateralized Mortgage Obligations*	–	81,520,018	–	81,520,018
Commercial Mortgage-Backed Securities*	–	9,032,399	–	9,032,399
Mortgage-Backed Securities*	–	230,743,234	–	230,743,234
Corporate Bonds*	–	1,220,344,475	–	1,220,344,475
Government Bonds*	–	1,038,703,742	–	1,038,703,742
Preferred Stock*	2,708,431	103,598,196	–	106,306,627
Short Term Investments	11,712,179	–	–	11,712,179
Total	$14,420,610	$2,707,507,688	$–	$2,721,928,298

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

26 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2026.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2026.

The tax character of the distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2025
ALPS | Smith Core Plus Bond ETF	$83,313,999	$—	$—

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2025, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS | Smith Core Plus Bond ETF	$2,318,564	$310,591

As of May 31, 2026, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | Smith Core Plus Bond ETF	$15,810,545	$(22,632,749)	$(6,822,204)	$2,728,750,502

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2026. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of 5/31/2026.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

27 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

As of and during the six months ended May 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.59% of the Fund’s average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

Smith Capital Investors, LLC (the “Sub-Adviser”) serves as the Fund's sub-adviser pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser's advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of 0.30% of the Fund's average daily net assets. ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
ALPS | Smith Core Plus Bond ETF	$1,973,042,238	$1,328,065,848

For the six months ended May 31, 2026, the purchases and sales of U.S. Government Obligations were as follows:

Fund	Purchases	Sales
ALPS | Smith Core Plus Bond ETF	$882,097,288	$876,319,673

For the period ended May 31, 2026, there were no in-kind transactions or realized gain/(loss) on in-kind transactions.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. An additional variable charge for cash creations, redemptions, partial cash creations or partial cash redemptions may also be imposed to compensate the Fund for the costs associated with buying or selling the applicable securities.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments), defaults and shutdowns, bank failures, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, technological developments (including those related to artificial intelligence) or failures (for example, widespread system outages or disruptions or faulty updates to software applications) and other similar events and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, bank failures, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, recessions, supply chain disruptions and related geopolitical events.

28 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2026 (Unaudited)

7. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

8. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

29 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Additional Information	May 31, 2026 (Unaudited)

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	Qualified Dividend Income	Dividend Received Deduction
ALPS | Smith Core Plus Bond ETF	0%	0%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2025 via Form 1099. The Fund will notify shareholders in early 2027 of amounts paid to them by the Fund, if any, during the calendar year 2026.

30 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

31 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

32 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Edmund J. Burke, Trustee	$97,000	$–	$97,000
Jeremy W. Deems, Trustee	100,000	–	100,000
Rick A. Pederson, Trustee	106,000	–	106,000
Joseph F. Keenan, Trustee	92,000	–	92,000
Susan K. Wold, Trustee	92,000	–	92,000
Laton Spahr, President and Trustee*	–	–	–
Total	$487,000	$–	$487,000

*	Mr. Spahr, the President of the Trust, is deemed an "interested person" by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund's unitary fee arrangement, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

33 | alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contract	May 31, 2026 (Unaudited)

Not applicable for this reporting period.

34 | alpsfunds.com

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETF.

SS&C | ALPS ADVISORS

alpsfunds.com | 1-866-759-5679

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any Changes in and Disagreements with Accountants information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Any Proxy Disclosures information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any Remuneration Paid to Directors, Officers, and Others information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Any Statement Regarding Basis for Approval of Investment Advisory Contract information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)       Not applicable.

(b)       Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No changes have occurred.

Item 16. Controls and Procedures.

(a) Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Report.

(b) There were no significant changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Not applicable to this Report.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Laton Spahr
Laton Spahr (Principal Executive Officer)
President

Date:	August 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Laton Spahr
Laton Spahr (Principal Executive Officer)
President

Date:	August 10, 2026

By:	/s/ Erich Rettinger
Erich Rettinger (Principal Financial Officer)
Treasurer

Date:	August 10, 2026